                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS

The Company.......................................................................................................... B-3

The Separate Account................................................................................................. B-3

Additional Information About the Guarantee Account................................................................... B-3

The Contracts........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

Termination of Participation Agreements.............................................................................. B-4

Calculation of Performance Data...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

Tax Matters.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

General Provisions................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans........................................................ B-9

Regulation of Genworth Life and Annuity Insurance Company............................................................ B-9

Experts.............................................................................................................. B-9

Financial Statements................................................................................................. B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML was not in our consolidated financial statements.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance and Medicare supplement insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and, group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the District of Columbia and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield: -0.53% as of December 31, 2008
Effective Yield: -0.52% as of December 31, 2008

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield: -0.42% as of December 31, 2008
Effective Yield: -0.42% as of December 31, 2008

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts

The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

Financial Statements

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Table of Contents

                          Year ended December 31, 2008

                                                                            PAGE
                                                                           -----
Independent Registered Public Accounting Firm's Report                     F-1
Statements of Assets and Liabilities                                       F-3
Statements of Operations                                                   F-24
Statements of Changes in Net Assets                                        F-52
Notes to Financial Statements                                              F-105

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

     We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American LargeCap Growth Portfolio -- Class O Shares, Alger American SmallCap Growth Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares; Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Initial Class, VIP Asset Manager(SM) Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StockPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Western Asset Management Core Plus Fixed Income Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core

Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- PIMCO All Asset Portfolio -- Advisor Class Shares, PIMCO Foreign Bond Portfolio (U.S. Dollar- Hedged) -- Administrative Class Shares, PIMCO High Yield Portfolio -- Administrative Class Shares, PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares, PIMCO Low Duration Portfolio -- Administrative Class Shares, PIMCO Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2008, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2008, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 3, 2009

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                            AIM VARIABLE INSURANCE FUNDS
                                                       --------------------------------------
                                                                      AIM V.I.      AIM V.I.
                                                         AIM V.I.      CAPITAL      CAPITAL
                                                       BASIC VALUE  APPRECIATION  DEVELOPMENT
                                                         FUND --       FUND --      FUND --
                                        CONSOLIDATED    SERIES II     SERIES I      SERIES I
                                           TOTAL          SHARES       SHARES        SHARES
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $ 8,076,277,126   10,639,535   11,734,701      16,950
Dividend receivable                         3,591,786           --           --          --
Receivable for units sold                   2,761,757        3,143           --          --
                                      -------------------------------------------------------
      Total assets                      8,082,630,669   10,642,678   11,734,701      16,950
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        374,393          463          498          --
Payable for units withdrawn                 4,215,510           --       18,093          --
                                      -------------------------------------------------------
      Total liabilities                     4,589,903          463       18,591          --
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    7,885,139,674   10,642,215   11,716,110      16,950
Variable annuity contract owners in
   the annuitization period               169,984,562           --           --          --
Genworth Life and Annuity (note 4c)        22,916,530           --           --          --
                                      -------------------------------------------------------
Net assets                            $ 8,078,040,766   10,642,215   11,716,110      16,950
                                      =======================================================
Investments in securities at cost     $10,715,134,869   23,497,266   15,991,636      30,616
                                      =======================================================
Shares outstanding                                       2,614,136      694,772       2,137
                                                       ======================================

                                                  AIM VARIABLE INSURANCE FUNDS
                                      ---------------------------------------------------
                                                     AIM V.I.     AIM V.I.     AIM V.I.
                                        AIM V.I.      GLOBAL    GOVERNMENT  INTERNATIONAL
                                      CORE EQUITY  REAL ESTATE  SECURITIES      GROWTH
                                        FUND --      FUND --      FUND --      FUND --
                                        SERIES I    SERIES II    SERIES I     SERIES II
                                         SHARES       SHARES      SHARES       SHARES
                                      ---------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    14,622,319    339,544      22,498      51,250,907
Dividend receivable                            --         --          --              --
Receivable for units sold                      --         --          --              --
                                      ---------------------------------------------------
      Total assets                     14,622,319    339,544      22,498      51,250,907
                                      ---------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        626         17          --           2,399
Payable for units withdrawn                 4,888        426          --         158,238
                                      ---------------------------------------------------
      Total liabilities                     5,514        443          --         160,637
                                      ---------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   14,616,805    292,214      22,498      49,569,339
Variable annuity contract owners in
   the annuitization period                    --     46,887          --       1,520,931
Genworth Life and Annuity (note 4c)            --         --          --              --
                                      ---------------------------------------------------
Net assets                             14,616,805    339,101      22,498      51,090,270
                                      ===================================================
Investments in securities at cost      18,557,030    485,882      21,694      71,385,885
                                      ===================================================
Shares outstanding                        740,371     37,313       1,724       2,665,154
                                      ===================================================

                 See accompanying notes to financial statements

                                                AIM VARIABLE
                                         INSURANCE FUNDS (CONTINUED)      THE ALGER AMERICAN FUND
                                      --------------------------------  --------------------------
                                                                           ALGER         ALGER
                                       AIM V.I.                           AMERICAN      AMERICAN
                                      LARGE CAP   AIM V.I.    AIM V.I.    LARGECAP      SMALLCAP
                                       GROWTH    TECHNOLOGY  UTILITIES     GROWTH        GROWTH
                                       FUND --     FUND --    FUND --   PORTFOLIO --  PORTFOLIO --
                                       SERIES I   SERIES I    SERIES I     CLASS O       CLASS O
                                        SHARES     SHARES      SHARES      SHARES        SHARES
                                      ------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $17,689      6,357      3,477     32,148,920    25,622,649
Dividend receivable                         --         --         --             --            --
Receivable for units sold                   --         --         --             --            --
                                      ------------------------------------------------------------
      Total assets                      17,689      6,357      3,477     32,148,920    25,622,649
                                      ------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       1         --         --          1,287         1,018
Payable for units withdrawn                  1          1          1         68,640         3,136
                                      ------------------------------------------------------------
      Total liabilities                      2          1          1         69,927         4,154
                                      ------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    17,687      6,356      3,476     32,045,658    25,575,498
Variable annuity contract owners in
   the annuitization period                 --         --         --         33,335        42,997
Genworth Life and Annuity (note 4c)         --         --         --             --            --
                                      ------------------------------------------------------------
Net assets                             $17,687      6,356      3,476     32,078,993    25,618,495
                                      ============================================================
Investments in securities at cost      $23,202      9,068      4,972     49,545,044    33,668,029
                                      ============================================================
Shares outstanding                       1,809        759        260      1,214,083     1,457,489
                                      ============================================================

                                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                      -------------------------------------------------------
                                      ALLIANCEBERNSTEIN
                                           BALANCED      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                            WEALTH             GLOBAL           GROWTH AND
                                           STRATEGY          TECHNOLOGY           INCOME
                                         PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                           CLASS B            CLASS B            CLASS B
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)       16,161,432         3,175,901          70,987,668
Dividend receivable                               --                --                  --
Receivable for units sold                      5,940                --                  --
                                      -------------------------------------------------------
      Total assets                        16,167,372         3,175,901          70,987,668
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                           764               131               2,996
Payable for units withdrawn                       --            77,647              40,299
                                      -------------------------------------------------------
      Total liabilities                          764            77,778              43,295
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      14,745,053         3,098,123          70,784,261
Variable annuity contract owners in
   the annuitization period                1,421,555                --             160,112
Genworth Life and Annuity (note 4c)               --                --                  --
                                      -------------------------------------------------------
Net assets                                16,166,608         3,098,123          70,944,373
                                      =======================================================
Investments in securities at cost         20,935,061         4,706,375         115,381,764
                                      =======================================================
Shares outstanding                         1,883,617           297,648           5,473,220
                                      =======================================================

                 See accompanying notes to financial statements

                                                ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                                   SERIES FUND, INC. (CONTINUED)
                                      -------------------------------------------------------
                                      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                        INTERNATIONAL        LARGE CAP          SMALL CAP
                                            VALUE              GROWTH             GROWTH
                                         PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                           CLASS B            CLASS B            CLASS B
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      $ 68,478,246        14,864,314         4,606,524
Dividend receivable                                --                --                --
Receivable for units sold                          --               793                --
                                      -------------------------------------------------------
      Total assets                         68,478,246        14,865,107         4,606,524
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          3,270               642               188
Payable for units withdrawn                       752                --            15,872
                                      -------------------------------------------------------
      Total liabilities                         4,022               642            16,060
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period       66,444,265        14,864,465         4,590,464
Variable annuity contract owners in
   the annuitization period                 2,029,959                --                --
Genworth Life and Annuity (note 4c)                --                --                --
                                      -------------------------------------------------------
Net assets                               $ 68,474,224        14,864,465         4,590,464
                                      =======================================================
Investments in securities at cost        $118,025,326        19,325,073         6,687,067
                                      =======================================================
Shares outstanding                          6,265,164           824,421           557,691
                                      =======================================================

                                                                                        AMERICAN
                                                                                        CENTURY
                                                                                        VARIABLE
                                      AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.  PORTFOLIOS II, INC.
                                      ------------------------------------------  -------------------
                                          VP                                               VP
                                      INCOME &        VP          VP       VP           INFLATION
                                       GROWTH   INTERNATIONAL  ULTRA(R)   VALUE        PROTECTION
                                       FUND --     FUND --      FUND --  FUND --         FUND --
                                       CLASS I     CLASS I      CLASS I  CLASS I        CLASS II
                                      ---------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     88,466    1,909,167     43,316   175,926       85,014,315
Dividend receivable                         --           --         --        --               --
Receivable for units sold                   --           --         --        --               --
                                      ---------------------------------------------------------------
      Total assets                      88,466    1,909,167     43,316   175,926       85,014,315
                                      ---------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       5           95          2         7            5,322
Payable for units withdrawn                 --          855          1         1           57,047
                                      ---------------------------------------------------------------
      Total liabilities                      5          950          3         8           62,369
                                      ---------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    88,461    1,622,486     43,313   162,763       80,870,448
Variable annuity contract owners in
   the annuitization period                 --      285,731         --    13,155        4,081,498
Genworth Life and Annuity (note 4c)         --           --         --        --               --
                                      ---------------------------------------------------------------
Net assets                              88,461    1,908,217     43,313   175,918       84,951,946
                                      ===============================================================
Investments in securities at cost      138,212    2,710,104     68,149   271,055       83,062,567
                                      ===============================================================
Shares outstanding                      18,354      321,409      7,148    37,591        8,587,305
                                      ===============================================================

                 See accompanying notes to financial statements



                                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                                      ------------------------------------------------------


                                       BLACKROCK     BLACKROCK
                                         BASIC         GLOBAL      BLACKROCK     BLACKROCK
                                         VALUE      ALLOCATION     LARGE CAP       VALUE
                                          V.I.          V.I.         GROWTH    OPPORTUNITIES
                                        FUND --       FUND --    V.I. FUND --  V.I. FUND --
                                       CLASS III     CLASS III     CLASS III     CLASS III
                                      ------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $ 8,857,056   344,049,750    2,392,262    4,357,703
Dividend receivable                            --            --           --           --
Receivable for units sold                   8,237            --           --           --
                                      ------------------------------------------------------
      Total assets                      8,865,293   344,049,750    2,392,262    4,357,703
                                      ------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        388        17,937           99          188
Payable for units withdrawn                    --        53,443        2,234       12,124
                                      ------------------------------------------------------
      Total liabilities                       388        71,380        2,333       12,312
                                      ------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    8,864,905   321,764,664    2,389,929    4,345,391
Variable annuity contract owners in
   the annuitization period                    --    22,213,706           --           --
Genworth Life and Annuity (note 4c)            --            --           --           --
                                      ------------------------------------------------------
Net assets                            $ 8,864,905   343,978,370    2,389,929    4,345,391
                                      ======================================================
Investments in securities at cost     $14,771,671   417,324,697    3,390,637    9,598,504
                                      ======================================================
Shares outstanding                      1,064,550    30,446,881      320,249      489,080
                                      ======================================================

                                                                                 DREYFUS
                                       COLUMBIA FUNDS VARIABLE                 INVESTMENT
                                          INSURANCE TRUST I        DREYFUS     PORTFOLIOS
                                      -------------------------  -----------  ------------
                                                    COLUMBIA     THE DREYFUS
                                       COLUMBIA     MARSICO        SOCIALLY
                                        MARSICO   INTERNATIONAL  RESPONSIBLE
                                        GROWTH    OPPORTUNITIES     GROWTH       MIDCAP
                                         FUND,        FUND,          FUND,        STOCK
                                       VARIABLE     VARIABLE       INC. --    PORTFOLIO --
                                       SERIES --     SERIES --     INITIAL       INITIAL
                                        CLASS A     CLASS B         SHARES       SHARES
                                      ----------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   32,355,381    64,749,273    3,015,511      86,451
Dividend receivable                           --            --           --          --
Receivable for units sold                     --            --           --          --
                                      ----------------------------------------------------
      Total assets                    32,355,381    64,749,273    3,015,511      86,451
                                      ----------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                     1,390         2,964          125           4
Payable for units withdrawn               50,894       100,360           --          --
                                      ----------------------------------------------------
      Total liabilities                   52,284       103,324          125           4
                                      ----------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period  32,303,097    63,620,878    3,015,386      86,447
Variable annuity contract owners in
   the annuitization period                   --     1,025,071           --          --
Genworth Life and Annuity (note 4c)           --            --           --          --
                                      ----------------------------------------------------
Net assets                            32,303,097    64,645,949    3,015,386      86,447
                                      ====================================================
Investments in securities at cost     42,800,007   112,033,824    4,351,987     171,766
                                      ====================================================
Shares outstanding                     2,405,605     6,196,103      151,838      11,013
                                      ====================================================

                 See accompanying notes to financial statements

                                        DREYFUS                                                           EVERGREEN
                                       VARIABLE                                                            VARIABLE     FEDERATED
                                      INVESTMENT                                  EATON VANCE VARIABLE     ANNUITY      INSURANCE
                                         FUND        DWS VARIABLE SERIES II               TRUST             TRUST        SERIES
                                      ----------  ----------------------------  ------------------------  ---------  --------------
                                                             DWS
                                                    DWS    DREMAN
                                                   DREMAN   SMALL
                                                    HIGH     MID
                                                   RETURN    CAP        DWS                        VT                   FEDERATED
                                                   EQUITY   VALUE   TECHNOLOGY        VT       WORLDWIDE  EVERGREEN     AMERICAN
                                         MONEY     VIP --  VIP --     VIP --    FLOATING-RATE    HEALTH   VA OMEGA       LEADERS
                                        MARKET    CLASS B  CLASS B    CLASS B       INCOME      SCIENCES   FUND --     FUND II --
                                       PORTFOLIO   SHARES  SHARES     SHARES         FUND         FUND     CLASS 2   PRIMARY SHARES
                                      ---------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $797,389    66,777   58,506     6,749      39,596,200   9,183,240  1,252,474    15,009,029
Dividend receivable                         855        --       --        --         255,233          --         --            --
Receivable for units sold                    --        --       --        --              --          --         --            --
                                      ---------------------------------------------------------------------------------------------
      Total assets                      798,244    66,777   58,506     6,749      39,851,433   9,183,240  1,252,474    15,009,029
                                      ---------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       36         3        2         1           1,983         377         50           590
Payable for units withdrawn                   1        --       --         1          45,350       1,097      2,619         7,331
                                      ---------------------------------------------------------------------------------------------
      Total liabilities                      37         3        2         2          47,333       1,474      2,669         7,921
                                      ---------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    798,207    66,774   58,504     6,747      38,802,929   9,180,207  1,249,805    15,001,108
Variable annuity contract owners in
   the annuitization period                  --        --       --        --       1,001,171       1,559         --            --
Genworth Life and Annuity (note 4c)          --        --       --        --              --          --         --            --
                                      ---------------------------------------------------------------------------------------------
Net assets                             $798,207    66,774   58,504     6,747      39,804,100   9,181,766  1,249,805    15,001,108
                                      =============================================================================================
Investments in securities at cost      $797,302   132,742  112,214    10,496      53,942,253   9,909,003  1,331,883    29,747,304
                                      =============================================================================================
Shares outstanding                      797,389    10,736    7,387     1,197       6,017,660     891,577     87,893     1,843,861
                                      =============================================================================================

                 See accompanying notes to financial statements

                                           FEDERATED INSURANCE SERIES (CONTINUED)
                                      -----------------------------------------------
                                                    FEDERATED   FEDERATED
                                                      HIGH        HIGH
                                                     INCOME      INCOME     FEDERATED
                                       FEDERATED      BOND        BOND      KAUFMANN
                                        CAPITAL    FUND II --  FUND II --  FUND II --
                                         INCOME      PRIMARY     SERVICE     SERVICE
                                        FUND II      SHARES      SHARES      SHARES
                                      -----------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $ 9,074,793  17,434,415  21,893,868  45,923,046
Dividend receivable                            --          --          --          --
Receivable for units sold                      --       9,449          --          --
                                      -----------------------------------------------
      Total assets                      9,074,793  17,443,864  21,893,868  45,923,046
                                      -----------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        349         718         936       2,042
Payable for units withdrawn                24,525          --      12,349      76,381
                                      -----------------------------------------------
      Total liabilities                    24,874         718      13,285      78,423
                                      -----------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    9,047,906  17,443,146  21,880,583  44,823,209
Variable annuity contract owners in
   the annuitization period                 2,013          --          --   1,021,414
Genworth Life and Annuity (note 4c)            --          --          --          --
                                      -----------------------------------------------
Net assets                            $ 9,049,919  17,443,146  21,880,583  45,844,623
                                      ===============================================
Investments in securities at cost     $11,745,441  24,623,880  31,006,988  57,913,713
                                      ===============================================
Shares outstanding                      1,251,696   3,466,087   4,370,034   4,739,220
                                      ===============================================

                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                      --------------------------------------------------------


                                                       VIP ASSET        VIP
                                        VIP ASSET      MANAGER(SM)    BALANCED          VIP
                                       MANAGER(SM)    PORTFOLIO --  PORTFOLIO --  CONTRAFUND(R)
                                       PORTFOLIO --     SERVICE       SERVICE     PORTFOLIO --
                                      INITIAL CLASS     CLASS 2       CLASS 2     INITIAL CLASS
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     68,045,612    16,287,451    44,760,601     138,937,830
Dividend receivable                             --            --            --              --
Receivable for units sold                       --            --        37,045              --
                                      ---------------------------------------------------------
      Total assets                      68,045,612    16,287,451    44,797,646     138,937,830
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       2,317           828         2,432           5,404
Payable for units withdrawn                 42,294           562            --         141,495
                                      ---------------------------------------------------------
      Total liabilities                     44,611         1,390         2,432         146,899
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    67,958,437    16,270,530    41,811,156     138,706,232
Variable annuity contract owners in
   the annuitization period                 42,564        15,531     2,984,058          84,699
Genworth Life and Annuity (note 4c)             --            --            --              --
                                      ---------------------------------------------------------
Net assets                              68,001,001    16,286,061    44,795,214     138,790,931
                                      =========================================================
Investments in securities at cost       96,656,634    23,007,533    63,246,499     229,423,740
                                      =========================================================
Shares outstanding                       6,599,962     1,604,675     4,590,831       9,027,799
                                      =========================================================

                 See accompanying notes to financial statements

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      ---------------------------------------------------------
                                                          VIP
                                                        DYNAMIC
                                           VIP          CAPITAL                        VIP
                                      CONTRAFUND(R)  APPRECIATION       VIP       EQUITY-INCOME
                                       PORTFOLIO --  PORTFOLIO --  EQUITY-INCOME   PORTFOLIO --
                                         SERVICE        SERVICE     PORTFOLIO --     SERVICE
                                         CLASS 2        CLASS 2    INITIAL CLASS     CLASS 2
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $116,774,745    2,370,965    115,327,132     66,664,451
Dividend receivable                              --           --             --             --
Receivable for units sold                    15,946           --             --             --
                                      ---------------------------------------------------------
      Total assets                      116,790,691    2,370,965    115,327,132     66,664,451
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        4,913           99          4,339          2,840
Payable for units withdrawn                      --        6,801         54,368         49,548
                                      ---------------------------------------------------------
      Total liabilities                       4,913        6,900         58,707         52,388
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    116,645,974    2,364,065    115,173,118     66,519,870
Variable annuity contract owners in
   the annuitization period                 139,804           --         95,307         92,193
Genworth Life and Annuity (note 4c)              --           --             --             --
                                      ---------------------------------------------------------
Net assets                             $116,785,778    2,364,065    115,268,425     66,612,063
                                      =========================================================
Investments in securities at cost      $202,300,388    3,731,073    195,700,686    113,370,298
                                      =========================================================
Shares outstanding                        7,712,995      455,955      8,750,162      5,128,035
                                      =========================================================

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      ---------------------------------------------------------
                                                          VIP
                                           VIP         GROWTH &         VIP
                                         GROWTH &       INCOME         GROWTH          VIP
                                          INCOME     PORTFOLIO --  OPPORTUNITIES      GROWTH
                                       PORTFOLIO --     SERVICE     PORTFOLIO --   PORTFOLIO --
                                      INITIAL CLASS     CLASS 2    INITIAL CLASS  INITIAL CLASS
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     26,134,387    14,963,754      7,395,270     63,358,357
Dividend receivable                             --            --             --             --
Receivable for units sold                       --           874             --             --
                                      ---------------------------------------------------------
      Total assets                      26,134,387    14,964,628      7,395,270     63,358,357
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       1,038           629            297          2,371
Payable for units withdrawn                  5,370            --             18         24,333
                                      ---------------------------------------------------------
      Total liabilities                      6,408           629            315         26,704
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    26,124,685    14,963,999      7,380,088     63,313,632
Variable annuity contract owners in
   the annuitization period                  3,294            --         14,867         18,021
Genworth Life and Annuity (note 4c)             --            --             --             --
                                      ---------------------------------------------------------
Net assets                              26,127,979    14,963,999      7,394,955     63,331,653
                                      =========================================================
Investments in securities at cost       40,761,812    22,905,031     12,673,782     94,202,239
                                      =========================================================
Shares outstanding                       2,973,195     1,729,914        740,267      2,692,663
                                      =========================================================

                 See accompanying notes to financial statements


                                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                      --------------------------------------------------------------------------------------
                                                         VIP
                                                      INVESTMENT                                                    VIP
                                           VIP          GRADE                          VIP                         VALUE
                                         GROWTH          BOND            VIP         MID CAP         VIP         STRATEGIES
                                      PORTFOLIO --   PORTFOLIO --      MID CAP    PORTFOLIO --     OVERSEAS     PORTFOLIO --
                                         SERVICE       SERVICE      PORTFOLIO --     SERVICE     PORTFOLIO --     SERVICE
                                         CLASS 2       CLASS 2     INITIAL CLASS     CLASS 2    INITIAL CLASS     CLASS 2
                                      --------------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $22,620,201    6,326,091        22,373      108,296,041    32,760,296     2,236,760
Dividend receivable                             --           --            --               --            --            --
Receivable for units sold                       --           --            --          264,992            --         2,375
                                      --------------------------------------------------------------------------------------
      Total assets                      22,620,201    6,326,091        22,373      108,561,033    32,760,296     2,239,135
                                      --------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         941          283            --            4,495         1,202            92
Payable for units withdrawn                 13,035       16,362            --               --        47,074            --
                                      --------------------------------------------------------------------------------------
      Total liabilities                     13,976       16,645            --            4,495        48,276            92
                                      --------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    22,606,225    6,308,638        22,373      108,552,126    32,658,493     2,239,043
Variable annuity contract owners in
   the annuitization period                     --          808            --            4,412        53,527            --
Genworth Life and Annuity (note 4c)             --           --            --               --            --            --
                                      --------------------------------------------------------------------------------------
Net assets                             $22,606,225    6,309,446        22,373      108,556,538    32,712,020     2,239,043
                                      ======================================================================================
Investments in securities at cost      $33,483,349    6,497,532        31,979      168,261,274    48,047,879     4,495,255
                                      ======================================================================================
Shares outstanding                         970,408      544,414         1,214        5,976,603     2,691,890       450,960
                                      ======================================================================================

                                        FRANKLIN TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST
                                      ------------------------------
                                                         FRANKLIN
                                         FRANKLIN        LARGE CAP
                                          INCOME          GROWTH
                                        SECURITIES      SECURITIES
                                          FUND --         FUND --
                                      CLASS 2 SHARES  CLASS 2 SHARES
                                      ------------------------------
ASSETS:
Investments at fair value (note 2b)     613,705,424       420,926
Dividend receivable                              --            --
Receivable for units sold                   138,674            --
                                      ------------------------------
      Total assets                      613,844,098       420,926
                                      ------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       33,194            18
Payable for units withdrawn                      --             1
                                      ------------------------------
      Total liabilities                      33,194            19
                                      ------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    588,057,428       361,647
Variable annuity contract owners in
   the annuitization period              25,753,476        59,260
Genworth Life and Annuity (note 4c)              --            --
                                      ------------------------------
Net assets                              613,810,904       420,907
                                      ==============================
Investments in securities at cost       858,700,861       618,741
                                      ==============================
Shares outstanding                       54,118,644        40,088
                                      ==============================

                 See accompanying notes to financial statements

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                      ----------------------------------------------------------------
                                          FRANKLIN
                                          TEMPLETON
                                             VIP
                                          FOUNDING         MUTUAL         TEMPLETON       TEMPLETON
                                            FUNDS          SHARES          FOREIGN         FOREIGN
                                         ALLOCATION      SECURITIES      SECURITIES      SECURITIES
                                           FUND --         FUND --         FUND --         FUND --
                                       CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES
                                      ---------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $119,460,391     62,796,753       9,328,755       2,070,025
Dividend receivable                               --             --              --              --
Receivable for units sold                    107,519             --              --              --
                                      ---------------------------------------------------------------
      Total assets                       119,567,910     62,796,753       9,328,755       2,070,025
                                      ---------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         6,092          2,991             380             102
Payable for units withdrawn                       --         40,082          30,753             746
                                      ---------------------------------------------------------------
      Total liabilities                        6,092         43,073          31,133             848
                                      ---------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     110,709,062     60,232,226       9,286,477       1,777,190
Variable annuity contract owners in
   the annuitization period                8,852,756      2,521,454          11,145         291,987
Genworth Life and Annuity (note 4c)               --             --              --              --
                                      ---------------------------------------------------------------
Net assets                              $119,561,818     62,753,680       9,297,622       2,069,177
                                      ===============================================================
Investments in securities at cost       $173,439,272     72,350,142      13,829,231       2,960,089
                                      ===============================================================
Shares outstanding                        21,294,187      5,330,794         851,941         192,381
                                      ===============================================================

                                                FRANKLIN TEMPLETON VARIABLE           GE INVESTMENTS
                                           INSURANCE PRODUCTS TRUST (CONTINUED)         FUNDS, INC.
                                      ----------------------------------------------  --------------
                                         TEMPLETON       TEMPLETON
                                          GLOBAL          GLOBAL         TEMPLETON
                                           ASSET          INCOME          GROWTH        CORE VALUE
                                        ALLOCATION      SECURITIES      SECURITIES        EQUITY
                                          FUND --         FUND --         FUND --         FUND --
                                      CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  CLASS 1 SHARES
                                      --------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      121,037         8,287,724      11,612,455      18,366,244
Dividend receivable                           --                --              --              --
Receivable for units sold                     --                --             276              --
                                      --------------------------------------------------------------
      Total assets                       121,037         8,287,724      11,612,731      18,366,244
                                      --------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         5               311             489             764
Payable for units withdrawn                   --             2,196              --           5,410
                                      --------------------------------------------------------------
      Total liabilities                        5             2,507             489           6,174
                                      --------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     121,032         8,285,217      11,480,660      18,360,070
Variable annuity contract owners in
   the annuitization period                   --                --         131,582              --
Genworth Life and Annuity (note 4c)           --                --              --              --
                                      --------------------------------------------------------------
Net assets                               121,032         8,285,217      11,612,242      18,360,070
                                      ==============================================================
Investments in securities at cost        232,757         7,639,529      19,295,215      26,137,306
                                      ==============================================================
Shares outstanding                        14,290           475,759       1,416,153       2,834,297
                                      ==============================================================

                 See accompanying notes to financial statements

                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      -----------------------------------------------------------

                                                       INTERNATIONAL      MID-CAP
                                          INCOME          EQUITY          EQUITY         MONEY
                                          FUND --          FUND --          FUND --      MARKET
                                      CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES      FUND
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $62,809,958      16,171,219      74,147,090   490,243,722
Dividend receivable                              --              --              --       449,882
Receivable for units sold                        --          14,031              --       764,124
                                      -----------------------------------------------------------
      Total assets                       62,809,958      16,185,250      74,147,090   491,457,728
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        2,514             666           3,070        20,723
Payable for units withdrawn                  62,564              --          54,011            --
                                      -----------------------------------------------------------
      Total liabilities                      65,078             666          57,081        20,723
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     62,744,880      16,184,584      74,061,072   491,377,963
Variable annuity contract owners in
   the annuitization period                      --              --          28,937        59,042
Genworth Life and Annuity (note 4c)              --              --              --            --
                                      -----------------------------------------------------------
Net assets                              $62,744,880      16,184,584      74,090,009   491,437,005
                                      ===========================================================
Investments in securities at cost       $73,366,439      40,708,264     119,454,143   490,243,725
                                      ===========================================================
Shares outstanding                        6,115,867      41,464,663       7,061,628   490,243,722
                                      ===========================================================

                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      -----------------------------------------------------------
                                          PREMIER
                                          GROWTH        REAL ESTATE                  SMALL-CAP
                                          EQUITY        SECURITIES     S&P 500(R)       EQUITY
                                          FUND --         FUND --        INDEX        FUND --
                                      CLASS 1 SHARES  CLASS 1 SHARES      FUND     CLASS 1 SHARES
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      38,742,319      52,721,340   178,647,242     45,575,013
Dividend receivable                              --              --            --             --
Receivable for units sold                        --              --        90,918             --
                                      -----------------------------------------------------------
      Total assets                       38,742,319      52,721,340   178,738,160     45,575,013
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        1,574           2,134         7,123          1,868
Payable for units withdrawn                  23,003           7,191            --         48,537
                                      -----------------------------------------------------------
      Total liabilities                      24,577           9,325         7,123         50,405
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     38,658,667      52,170,914   178,715,471     45,524,608
Variable annuity contract owners in
   the annuitization period                  59,075         541,101        15,566             --
Genworth Life and Annuity (note 4c)              --              --            --             --
                                      -----------------------------------------------------------
Net assets                               38,717,742      52,712,015   178,731,037     45,524,608
                                      ===========================================================
Investments in securities at cost        57,240,441      99,805,698   242,650,340     77,364,173
                                      ===========================================================
Shares outstanding                          833,347       8,161,198    11,165,453      6,092,916
                                      ===========================================================


                 See accompanying notes to financial statements

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                      ----------------------------------------------



                                       TOTAL RETURN    TOTAL RETURN     U.S. EQUITY
                                          FUND --         FUND --         FUND --
                                      CLASS 1 SHARES  CLASS 3 SHARES  CLASS 1 SHARES
                                      ----------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $  963,972,453     962,083,572    33,579,852
Dividend receivable                               --              --            --
Receivable for units sold                         --         179,567            --
                                      ----------------------------------------------
      Total assets                       963,972,453     962,263,139    33,579,852
                                      ----------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        45,218          52,198         1,357
Payable for units withdrawn                  636,974              --         9,262
                                      ----------------------------------------------
      Total liabilities                      682,192          52,198        10,619
                                      ----------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     962,640,288     915,296,623    33,565,946
Variable annuity contract owners in
   the annuitization period                  649,973      46,914,318         3,287
Genworth Life and Annuity (note 4c)               --              --            --
                                      ----------------------------------------------
Net assets                            $  963,290,261     962,210,941    33,569,233
                                      ==============================================
Investments in securities at cost     $1,243,942,781   1,301,849,600    49,004,061
                                      ==============================================
Shares outstanding                        75,605,683      75,576,086     1,496,428
                                      ==============================================

                                                  GENWORTH VARIABLE INSURANCE TRUST
                                      ---------------------------------------------------------
                                                                                      GENWORTH
                                                  GENWORTH                GENWORTH   LEGG MASON
                                       GENWORTH   COLUMBIA    GENWORTH  EATON VANCE   PARTNERS
                                        CALAMOS    MID CAP    DAVIS NY   LARGE CAP   AGGRESSIVE
                                        GROWTH      VALUE     VENTURE      VALUE       GROWTH
                                         FUND       FUND        FUND        FUND        FUND
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   3,573,425  20,315,153  3,141,704   50,035,875  59,693,522
Dividend receivable                          --          --         --           --          --
Receivable for units sold                    --          --         --           --          --
                                      ---------------------------------------------------------
      Total assets                    3,573,425  20,315,153  3,141,704   50,035,875  59,693,522
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       14         898         40        2,364       2,838
Payable for units withdrawn                  --      21,611          1       45,987      63,609
                                      ---------------------------------------------------------
      Total liabilities                      14      22,509         41       48,351      66,447
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    334,611  17,242,318    986,208   45,163,039  54,329,762
Variable annuity contract owners in
   the annuitization period                  --   1,019,397         --    2,509,855   3,058,349
Genworth Life and Annuity (note 4c)   3,238,800   2,030,929  2,155,455    2,314,630   2,238,964
                                      ---------------------------------------------------------
Net assets                            3,573,411  20,292,644  3,141,663   49,987,524  59,627,075
                                      =========================================================
Investments in securities at cost     5,335,201  21,455,761  4,016,898   48,842,947  56,626,912
                                      =========================================================
Shares outstanding                      551,659   3,016,982    438,394    6,513,900   8,002,671
                                      =========================================================

                 See accompanying notes to financial statements


                                            GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                      --------------------------------------------------------
                                                      GENWORTH                      GENWORTH
                                                       PUTNAM        GENWORTH    WESTERN ASSET
                                        GENWORTH   INTERNATIONAL    THORNBURG      MANAGEMENT
                                         PIMCO        CAPITAL     INTERNATIONAL    CORE PLUS
                                       STOCKPLUS   OPPORTUNITIES      VALUE       FIXED INCOME
                                          FUND          FUND           FUND           FUND
                                      --------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   $80,453,153    23,901,445     21,896,039     47,212,249
Dividend receivable                            --            --             --             --
Receivable for units sold                      --            --             --             --
                                      --------------------------------------------------------
      Total assets                     80,453,153    23,901,445     21,896,039     47,212,249
                                      --------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                      3,783         1,016            912          2,361
Payable for units withdrawn                74,285        24,590         20,241         38,544
                                      --------------------------------------------------------
      Total liabilities                    78,068        25,606         21,153         40,905
                                      --------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   72,627,081    19,492,011     17,115,178     44,598,487
Variable annuity contract owners in
   the annuitization period             4,023,107     1,032,628      1,005,511      2,465,399
Genworth Life and Annuity (note 4c)     3,724,897     3,351,200      3,754,197        107,458
                                      --------------------------------------------------------
Net assets                            $80,375,085    23,875,839     21,874,886     47,171,344
                                      ========================================================
Investments in securities at cost     $85,549,222    23,951,557     21,963,221     44,793,120
                                      ========================================================
Shares outstanding                     11,736,933     3,566,102      2,926,261      4,423,066
                                      ========================================================

                                       GOLDMAN SACHS VARIABLE
                                          INSURANCE TRUST      J.P. MORGAN SERIES TRUST II
                                      -----------------------  ---------------------------

                                        GOLDMAN     GOLDMAN
                                         SACHS       SACHS                     JPMORGAN
                                      GROWTH AND    MID CAP     JPMORGAN    INTERNATIONAL
                                        INCOME       VALUE         BOND         EQUITY
                                         FUND         FUND      PORTFOLIO     PORTFOLIO
                                      ----------------------------------------------------
ASSETS:
Investments at fair value (note 2b)   14,273,740   65,454,380    279,190         91,433
Dividend receivable                           --           --         --             --
Receivable for units sold                     --        4,960         --             --
                                      ----------------------------------------------------
      Total assets                    14,273,740   65,459,340    279,190         91,433
                                      ----------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       601        2,625         12              6
Payable for units withdrawn                8,819           --        599             --
                                      ----------------------------------------------------
      Total liabilities                    9,420        2,625        611              6
                                      ----------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period  14,264,320   65,419,484    278,579         91,427
Variable annuity contract owners in
   the annuitization period                   --       37,231         --             --
Genworth Life and Annuity (note 4c)           --           --         --             --
                                      ----------------------------------------------------
Net assets                            14,264,320   65,456,715    278,579         91,427
                                      ====================================================
Investments in securities at cost     21,132,822  107,412,354    367,452        138,163
                                      ====================================================
Shares outstanding                     1,790,933    7,558,243     32,464         11,530
                                      ====================================================

                 See accompanying notes to financial statements

                                      J.P. MORGAN SERIES TRUST II (CONTINUED)
                                      ---------------------------------------

                                        JPMORGAN    JPMORGAN  JPMORGAN U.S.
                                         MID CAP      SMALL     LARGE CAP
                                          VALUE     COMPANY    CORE EQUITY
                                        PORTFOLIO  PORTFOLIO    PORTFOLIO
                                        -----------------------------------
ASSETS:
Investments at fair value (note 2b)      $129,120    16,250       6,629
Dividend receivable                            --        --          --
Receivable for units sold                      --        --          --
                                        -----------------------------------
      Total assets                        129,120    16,250       6,629
                                        -----------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          5         1          --
Payable for units withdrawn                    --         1          --
                                        -----------------------------------
      Total liabilities                         5         2          --
                                        -----------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      129,115    16,248       6,629
Variable annuity contract owners in
   the annuitization period                    --        --          --
Genworth Life and Annuity (note 4c)            --        --          --
                                        -----------------------------------
Net assets                               $129,115    16,248       6,629
                                        ===================================
Investments in securities at cost        $193,855    27,972       9,754
                                        ===================================
Shares outstanding                          6,825     1,651         644
                                        ===================================

                                                                JANUS ASPEN SERIES
                                      -----------------------------------------------------------------------
                                                                     FLEXIBLE
                                        BALANCED       BALANCED        BOND           FORTY         FORTY
                                       PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                      INSTITUTIONAL    SERVICE     INSTITUTIONAL  INSTITUTIONAL    SERVICE
                                         SHARES         SHARES        SHARES         SHARES         SHARES
                                      -----------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    122,898,999    129,970,489    21,188,558     49,421,140     77,114,016
Dividend receivable                             --             --            --             --             --
Receivable for units sold                       --             --            --             --             --
                                      -----------------------------------------------------------------------
      Total assets                     122,898,999    129,970,489    21,188,558     49,421,140     77,114,016
                                      -----------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                       4,812          6,210           838          2,005          3,648
Payable for units withdrawn                 99,786         41,745       141,145         10,959         42,848
                                      -----------------------------------------------------------------------
      Total liabilities                    104,598         47,955       141,983         12,964         46,496
                                      -----------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period   122,736,228    126,051,116    21,046,575     49,255,722     74,042,840
Variable annuity contract owners in
   the annuitization period                 58,173      3,871,418            --        152,454      3,024,680
Genworth Life and Annuity (note 4c)             --             --            --             --             --
                                      -----------------------------------------------------------------------
Net assets                             122,794,401    129,922,534    21,046,575     49,408,176     77,067,520
                                      =======================================================================
Investments in securities at cost      131,191,647    144,254,877    21,612,296     60,393,186    105,465,110
                                      =======================================================================
Shares outstanding                       5,366,769      5,472,442     1,823,456      2,151,552      3,394,103
                                      =======================================================================

                 See accompanying notes to financial statements

                                                    JANUS ASPEN SERIES (CONTINUED)
                                      --------------------------------------------------------
                                       FUNDAMENTAL   GLOBAL LIFE     GLOBAL      INTERNATIONAL
                                         EQUITY       SCIENCES     TECHNOLOGY       GROWTH
                                       PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                      INSTITUTIONAL   SERVICE       SERVICE      INSTITUTIONAL
                                         SHARES        SHARES        SHARES          SHARES
                                      --------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      $12,989       5,865,396     4,662,265     60,080,320
Dividend receivable                           --              --            --             --
Receivable for units sold                     --              --            --        615,442
                                      --------------------------------------------------------
      Total assets                        12,989       5,865,396     4,662,265     60,695,762
                                      --------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        --             241           183          2,357
Payable for units withdrawn                   --           4,459        13,730             --
                                      --------------------------------------------------------
      Total liabilities                       --           4,700        13,913          2,357
                                      --------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      12,989       5,860,696     4,647,433     60,642,670
Variable annuity contract owners in
   the annuitization period                   --              --           919         50,735
Genworth Life and Annuity (note 4c)           --              --            --             --
                                      --------------------------------------------------------
Net assets                               $12,989       5,860,696     4,648,352     60,693,405
                                      ========================================================
Investments in securities at cost        $24,268       6,652,305     6,712,312     91,396,994
                                      ========================================================
Shares outstanding                         1,261         722,339     1,607,677      2,273,187
                                      ========================================================

                                                    JANUS ASPEN SERIES (CONTINUED)
                                      ---------------------------------------------------------
                                      INTERNATIONAL    LARGE CAP     LARGE CAP       MID CAP
                                         GROWTH         GROWTH        GROWTH         GROWTH
                                       PORTFOLIO --   PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                        SERVICE      INSTITUTIONAL    SERVICE     INSTITUTIONAL
                                         SHARES         SHARES         SHARES        SHARES
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     11,962,130     57,135,658     5,486,813     45,397,137
Dividend receivable                             --             --            --             --
Receivable for units sold                       --             --            --             --
                                      ---------------------------------------------------------
      Total assets                      11,962,130     57,135,658     5,486,813     45,397,137
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         503          2,246           237          1,740
Payable for units withdrawn                  4,039         44,564           543          6,662
                                      ---------------------------------------------------------
      Total liabilities                      4,542         46,810           780          8,402
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    11,957,588     57,071,068     5,486,033     45,352,531
Variable annuity contract owners in
   the annuitization period                     --         17,780            --         36,204
Genworth Life and Annuity (note 4c)             --             --            --             --
                                      ---------------------------------------------------------
Net assets                              11,957,588     57,088,848     5,486,033     45,388,735
                                      =========================================================
Investments in securities at cost       13,023,763     78,510,906     7,097,171     65,945,158
                                      =========================================================
Shares outstanding                         459,905      3,616,181       352,170      2,135,331
                                      =========================================================

                 See accompanying notes to financial statements

                                            JANUS ASPEN SERIES (CONTINUED)
                                      -----------------------------------------



                                        MID CAP       WORLDWIDE      WORLDWIDE
                                         GROWTH        GROWTH         GROWTH
                                      PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                        SERVICE     INSTITUTIONAL    SERVICE
                                         SHARES        SHARES         SHARES
                                      -----------------------------------------
ASSETS:
Investments at fair value (note 2b)    $5,484,504     60,441,998     6,582,934
Dividend receivable                            --             --            --
Receivable for units sold                      --             --           687
                                      -----------------------------------------
      Total assets                      5,484,504     60,441,998     6,583,621
                                      -----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        246          2,342           268
Payable for units withdrawn                   443         26,589            --
                                      -----------------------------------------
      Total liabilities                       689         28,931           268
                                      -----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    5,483,815     60,374,231     6,583,353
Variable annuity contract owners in
   the annuitization period                    --         38,836            --
Genworth Life and Annuity (note 4c)            --             --            --
                                      -----------------------------------------
Net assets                             $5,483,815     60,413,067     6,583,353
                                      =========================================
Investments in securities at cost      $7,276,951     95,251,068     9,675,769
                                      =========================================
Shares outstanding                        264,952      3,136,585       344,656
                                      =========================================

                                                            JPMORGAN INSURANCE TRUST
                                      ---------------------------------------------------------------------
                                                                                  JPMORGAN
                                                                    JPMORGAN     INSURANCE
                                        JPMORGAN      JPMORGAN     INSURANCE        TRUST       JPMORGAN
                                       INSURANCE     INSURANCE       TRUST       DIVERSIFIED    INSURANCE
                                         TRUST         TRUST       DIVERSIFIED     MID CAP        TRUST
                                        BALANCED      CORE BOND      EQUITY         GROWTH    EQUITY INDEX
                                      PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                        CLASS 1        CLASS 1       CLASS 1       CLASS 1       CLASS 1
                                      --------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      55,079       1,757,315      757,836       304,567       607,629
Dividend receivable                          --              --           --            --            --
Receivable for units sold                    --             350           --            --            --
                                      --------------------------------------------------------------------
      Total assets                       55,079       1,757,665      757,836       304,567       607,629
                                      --------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        2              82           39            16            31
Payable for units withdrawn                  --              --          412           251           250
                                      --------------------------------------------------------------------
      Total liabilities                       2              82          451           267           281
                                      --------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     55,077       1,579,290      645,744       262,789       516,657
Variable annuity contract owners in
   the annuitization period                  --         178,293      111,641        41,511        90,691
Genworth Life and Annuity (note 4c)          --              --           --            --            --
                                      --------------------------------------------------------------------
Net assets                               55,077       1,757,583      757,385       304,300       607,348
                                      ====================================================================
Investments in securities at cost        67,004       1,781,292      936,248       298,683       735,362
                                      ====================================================================
Shares outstanding                        5,353         160,632       70,562        32,366        76,624
                                      ====================================================================

                 See accompanying notes to financial statements

                                        JPMORGAN INSURANCE TRUST (CONTINUED)
                                      ----------------------------------------
                                        JPMORGAN      JPMORGAN      JPMORGAN
                                        INSURANCE     INSURANCE     INSURANCE
                                          TRUST         TRUST         TRUST
                                       GOVERNMENT     INTREPID      INTREPID
                                          BOND         GROWTH        MID CAP
                                      PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                         CLASS 1       CLASS 1       CLASS 1
                                      ----------------------------------------
ASSETS:
Investments at fair value (note 2b)    $1,658,461      765,580       302,763
Dividend receivable                            --           --            --
Receivable for units sold                     295           --            --
                                      ----------------------------------------
      Total assets                      1,658,756      765,580       302,763
                                      ----------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         76           40            16
Payable for units withdrawn                    --          345           294
                                      ----------------------------------------
      Total liabilities                        76          385           310
                                      ----------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    1,474,943      653,369       260,672
Variable annuity contract owners in
   the annuitization period               183,737      111,826        41,781
Genworth Life and Annuity (note 4c)            --           --            --
                                      ----------------------------------------
Net assets                             $1,658,680      765,195       302,453
                                      ========================================
Investments in securities at cost      $1,565,299      976,597       404,896
                                      ========================================
Shares outstanding                        139,249       77,645        30,520
                                      ========================================

                                                    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                      --------------------------------------------------------------------
                                       LEGG MASON    LEGG MASON    LEGG MASON    LEGG MASON
                                        PARTNERS      PARTNERS      PARTNERS      PARTNERS     LEGG MASON
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      PARTNERS
                                       AGGRESSIVE    CAPITAL AND   CAPITAL AND   FUNDAMENTAL    VARIABLE
                                         GROWTH        INCOME        INCOME         VALUE       INVESTORS
                                      PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                        CLASS II       CLASS I      CLASS II       CLASS I       CLASS I
                                      --------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     5,736,674     5,294,156     6,716,534     8,417,128    12,553,503
Dividend receivable                            --            --            --            --            --
Receivable for units sold                      --            --            --            --         2,941
                                      --------------------------------------------------------------------
      Total assets                      5,736,674     5,294,156     6,716,534     8,417,128    12,556,444
                                      --------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        255           214           376           369           497
Payable for units withdrawn                   460         1,713         1,139         1,304            --
                                      --------------------------------------------------------------------
      Total liabilities                       715         1,927         1,515         1,673           497
                                      --------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    5,735,959     5,292,229     6,439,653     8,415,455    12,532,671
Variable annuity contract owners in
   the annuitization period                    --            --       275,366            --        23,276
Genworth Life and Annuity (note 4c)            --            --            --            --            --
                                      --------------------------------------------------------------------
Net assets                              5,735,959     5,292,229     6,715,019     8,415,455    12,555,947
                                      ====================================================================
Investments in securities at cost       8,513,739     9,431,434    11,468,030    14,235,228    16,516,123
                                      ====================================================================
Shares outstanding                        592,632       679,609       859,992       627,208     1,235,581
                                      ====================================================================

                 See accompanying notes to financial statements

                                       LEGG MASON
                                        PARTNERS
                                        VARIABLE
                                         INCOME
                                          TRUST           MFS(R) VARIABLE INSURANCE TRUST
                                      ------------  -------------------------------------------
                                       LEGG MASON
                                        PARTNERS        MFS(R)         MFS(R)
                                        VARIABLE      INVESTORS      INVESTORS        MFS(R)
                                        STRATEGIC    GROWTH STOCK      TRUST      NEW DISCOVERY
                                          BOND        SERIES --      SERIES --      SERIES --
                                      PORTFOLIO --  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                         CLASS I        SHARES         SHARES         SHARES
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $15,425,525    11,420,401     10,754,208     15,123,469
Dividend receivable                             --            --             --             --
Receivable for units sold                       --         3,251             --         18,106
                                      ---------------------------------------------------------
      Total assets                      15,425,525    11,423,652     10,754,208     15,141,575
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         643           492            440            622
Payable for units withdrawn                  2,970            --          8,754             --
                                      ---------------------------------------------------------
      Total liabilities                      3,613           492          9,194            622
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    15,421,912    11,419,931     10,745,014     15,138,970
Variable annuity contract owners in
   the annuitization period                     --         3,229             --          1,983
Genworth Life and Annuity (note 4c)             --            --             --             --
                                      ---------------------------------------------------------
Net assets                             $15,421,912    11,423,160     10,745,014     15,140,953
                                      =========================================================
Investments in securities at cost      $20,523,460    14,933,625     12,741,253     25,192,717
                                      =========================================================
Shares outstanding                       2,024,347     1,643,223        738,613      1,888,074
                                      =========================================================


                                                                                   OLD MUTUAL
                                                                                    INSURANCE
                                                                                     SERIES
                                            MFS(R) VARIABLE INSURANCE TRUST           FUND
                                      -------------------------------------------  ----------

                                          MFS(R)
                                        STRATEGIC        MFS(R)         MFS(R)
                                          INCOME      TOTAL RETURN    UTILITIES
                                        SERIES --      SERIES --      SERIES --    OLD MUTUAL
                                      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS   GROWTH II
                                          SHARES         SHARES         SHARES      PORTFOLIO
                                      -------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      386,594       59,784,195     36,303,193       --
Dividend receivable                           --               --             --       --
Receivable for units sold                     25               --             --       --
                                      -------------------------------------------------------
      Total assets                       386,619       59,784,195     36,303,193       --
                                      -------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        20            3,204          1,535       --
Payable for units withdrawn                   --           34,900        637,163       --
                                      -------------------------------------------------------
      Total liabilities                       20           38,104        638,698       --
                                      -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     351,233       57,764,724     35,664,495       --
Variable annuity contract owners in
   the annuitization period               35,366        1,981,367             --       --
Genworth Life and Annuity (note 4c)           --               --             --       --
                                      -------------------------------------------------------
Net assets                               386,599       59,746,091     35,664,495       --
                                      =======================================================
Investments in securities at cost        394,496       76,918,307     51,765,745       --
                                      =======================================================
Shares outstanding                        44,953        3,922,847      2,015,724       --
                                      =======================================================

                 See accompanying notes to financial statements

                                       OLD MUTUAL
                                       INSURANCE
                                      SERIES FUND
                                      (CONTINUED)      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                      -----------  -----------------------------------------

                                       OLD MUTUAL                 OPPENHEIMER    OPPENHEIMER
                                       LARGE CAP   OPPENHEIMER     BALANCED        CAPITAL
                                         GROWTH      BALANCED     FUND/VA --    APPRECIATION
                                       PORTFOLIO     FUND/VA    SERVICE SHARES     FUND/VA
                                      ------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)       $--       20,730,696    31,984,828     39,316,328
Dividend receivable                        --               --            --             --
Receivable for units sold                  --               --        50,062             --
                                      ------------------------------------------------------
      Total assets                         --       20,730,696    32,034,890     39,316,328
                                      ------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                     --              773         1,701          1,474
Payable for units withdrawn                --           12,055            --         70,327
                                      ------------------------------------------------------
      Total liabilities                    --           12,828         1,701         71,801
                                      ------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period       --       20,717,868    31,419,898     39,217,700
Variable annuity contract owners in
   the annuitization period                --               --       613,291         26,827
Genworth Life and Annuity (note 4c)        --               --            --             --
                                      ------------------------------------------------------
Net assets                                $--       20,717,868    32,033,189     39,244,527
                                      ======================================================
Investments in securities at cost         $--       37,263,548    54,740,974     55,337,375
                                      ======================================================
Shares outstanding                         --        2,453,337     3,816,805      1,531,606
                                      ======================================================




                                                  OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                      ---------------------------------------------------------
                                        OPPENHEIMER                 OPPENHEIMER
                                          CAPITAL                      GLOBAL
                                       APPRECIATION   OPPENHEIMER    SECURITIES     OPPENHEIMER
                                        FUND/VA --     CORE BOND     FUND/VA --     HIGH INCOME
                                      SERVICE SHARES    FUND/VA    SERVICE SHARES     FUND/VA
                                      ---------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)      7,300,128     23,158,794     88,094,383     7,379,021
Dividend receivable                             --             --             --            --
Receivable for units sold                       --             --             --         5,961
                                      ---------------------------------------------------------
      Total assets                       7,300,128     23,158,794     88,094,383     7,384,982
                                      ---------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         303            937          3,915           279
Payable for units withdrawn                 12,798         47,752         83,657            --
                                      ---------------------------------------------------------
      Total liabilities                     13,101         48,689         87,572           279
                                      ---------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     7,253,543     23,100,111     86,474,035     7,377,535
Variable annuity contract owners in
   the annuitization period                 33,484          9,994      1,532,776         7,168
Genworth Life and Annuity (note 4c)             --             --             --            --
                                      ---------------------------------------------------------
Net assets                               7,287,027     23,110,105     88,006,811     7,384,703
                                      =========================================================
Investments in securities at cost       10,852,881     36,828,188    112,348,915    33,776,436
                                      =========================================================
Shares outstanding                         287,180      3,590,511      4,400,319     4,670,267
                                      =========================================================

                 See accompanying notes to financial statements

                                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                      -----------------------------------------------------------


                                                        OPPENHEIMER
                                        OPPENHEIMER     MAIN STREET                  OPPENHEIMER
                                        MAIN STREET      SMALL CAP    OPPENHEIMER       MIDCAP
                                         FUND/VA --       FUND/VA --     MIDCAP      FUND/VA --
                                      SERVICE SHARES  SERVICE SHARES    FUND/VA    SERVICE SHARES
                                      -----------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)    $ 94,402,259     34,042,594     23,825,250     2,004,526
Dividend receivable                              --            --              --            --
Receivable for units sold                        --        319,430             --         4,079
                                      -----------------------------------------------------------
      Total assets                       94,402,259     34,362,024     23,825,250     2,008,605
                                      -----------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        4,441          1,497            866            82
Payable for units withdrawn                  67,813             --         41,716            --
                                      -----------------------------------------------------------
      Total liabilities                      72,254          1,497         42,582            82
                                      -----------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     90,703,430     33,795,259     23,754,686     2,008,523
Variable annuity contract owners in
   the annuitization period               3,626,575        565,268         27,982            --
Genworth Life and Annuity (note 4c)              --             --             --            --
                                      -----------------------------------------------------------
Net assets                             $ 94,330,005     34,360,527     23,782,668     2,008,523
                                      ===========================================================
Investments in securities at cost      $101,865,300     48,458,990     39,886,580     3,331,095
                                      ===========================================================
Shares outstanding                        6,546,620      3,229,848        865,114        74,159
                                      ===========================================================

                                                      PIMCO VARIABLE INSURANCE TRUST
                                      --------------------------------------------------------------
                                                         PIMCO
                                                      FOREIGN BOND                       PIMCO
                                          PIMCO        PORTFOLIO         PIMCO          LONG-TERM
                                        ALL ASSET    (U.S. DOLLAR-     HIGH YIELD    U.S. GOVERNMENT
                                       PORTFOLIO --     HEDGED) --    PORTFOLIO --     PORTFOLIO --
                                      ADVISOR CLASS  ADMINISTRATIVE  ADMINISTRATIVE   ADMINISTRATIVE
                                          SHARES      CLASS SHARES    CLASS SHARES     CLASS SHARES
                                      --------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     9,601,524       5,527,306      76,922,897       87,840,531
Dividend receivable                            --          11,739         605,599          273,169
Receivable for units sold                   6,055             --           46,947               --
                                      --------------------------------------------------------------
      Total assets                      9,607,579       5,539,045      77,575,443       88,113,700
                                      --------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        398             234           3,514            3,944
Payable for units withdrawn                    --          37,885              --           61,611
                                      --------------------------------------------------------------
      Total liabilities                       398          38,119           3,514           65,555
                                      --------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    9,607,181       5,500,926      76,475,665       87,059,097
Variable annuity contract owners in
   the annuitization period                    --              --       1,096,264          989,048
Genworth Life and Annuity (note 4c)            --              --              --               --
                                      --------------------------------------------------------------
Net assets                              9,607,181       5,500,926      77,571,929       88,048,145
                                      ==============================================================
Investments in securities at cost      11,200,701       5,820,471      94,708,521       78,854,149
                                      ==============================================================
Shares outstanding                      1,040,252         576,963      13,590,618        7,182,382
                                      ==============================================================

                 See accompanying notes to financial statements

                                              PIMCO VARIABLE
                                        INSURANCE TRUST (CONTINUED)
                                      ------------------------------
                                           PIMCO           PIMCO
                                       LOW DURATION    TOTAL RETURN
                                        PORTFOLIO --    PORTFOLIO --
                                      ADMINISTRATIVE  ADMINISTRATIVE
                                       CLASS SHARES    CLASS SHARES
                                      ------------------------------
ASSETS:
Investments at fair value (note 2b)    $193,275,799    322,648,213
Dividend receivable                         779,460      1,215,849
Receivable for units sold                        --             --
                                      ------------------------------
      Total assets                      194,055,259    323,864,062
                                      ------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                        9,532         14,039
Payable for units withdrawn                   8,020         99,057
                                      ------------------------------
      Total liabilities                      17,552        113,096
                                      ------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period    185,846,413    321,280,721
Variable annuity contract owners in
   the annuitization period               8,191,294      2,470,245
Genworth Life and Annuity (note 4c)              --             --
                                      ------------------------------
Net assets                             $194,037,707    323,750,966
                                      ==============================
Investments in securities at cost      $200,726,447    323,587,291
                                      ==============================
Shares outstanding                       19,966,508     31,294,686
                                      ==============================


                                                                  THE PRUDENTIAL SERIES FUND
                                      -----------------------------------------------------------------------------------
                                                                                               SP          SP PRUDENTIAL
                                          JENNISON                          NATURAL       INTERNATIONAL    U.S. EMERGING
                                         20/20 FOCUS        JENNISON       RESOURCES          GROWTH          GROWTH
                                        PORTFOLIO --      PORTFOLIO --    PORTFOLIO --      PORTFOLIO --    PORTFOLIO --
                                      CLASS II SHARES  CLASS II SHARES  CLASS II SHARES  CLASS II SHARES  CLASS II SHARES
                                      -----------------------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)       9,978,918        2,330,987       26,585,428         61,230            16,210
Dividend receivable                              --               --               --             --                --
Receivable for units sold                       685              363               --             --                --
                                      -----------------------------------------------------------------------------------
      Total assets                        9,979,603        2,331,350       26,585,428         61,230            16,210
                                      -----------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          419              105            1,188              3                 1
Payable for units withdrawn                      --               --           12,524             --                 1
                                      -----------------------------------------------------------------------------------
      Total liabilities                         419              105           13,712              3                 2
                                      -----------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      9,978,425        2,331,245       26,042,498         61,227            16,208
Variable annuity contract owners in
   the annuitization period                     759               --          529,218             --                --
Genworth Life and Annuity (note 4c)              --               --               --             --                --
                                      -----------------------------------------------------------------------------------
Net assets                                9,979,184        2,331,245       26,571,716         61,227            16,208
                                      ===================================================================================
Investments in securities at cost        15,398,825        3,099,014       47,766,971        129,415            23,906
                                      ===================================================================================
Shares outstanding                        1,101,426          161,202        1,129,372         18,169             3,651
                                      ===================================================================================
                                          RYDEX
                                      VARIABLE TRUST
                                      --------------



                                       NASDAQ-100(R)
                                            FUND
                                      --------------
ASSETS:
Investments at fair value (note 2b)      4,722,315
Dividend receivable                             --
Receivable for units sold                   38,215
                                      --------------
      Total assets                       4,760,530
                                      --------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                         202
Payable for units withdrawn                     --
                                      --------------
      Total liabilities                        202
                                      --------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period     4,760,328
Variable annuity contract owners in
   the annuitization period                     --
Genworth Life and Annuity (note 4c)             --
                                      --------------
Net assets                               4,760,328
                                      ==============
Investments in securities at cost        6,623,419
                                      ==============
Shares outstanding                         449,744
                                      ==============

                 See accompanying notes to financial statements

                                       THE UNIVERSAL
                                       INSTITUTIONAL             VAN KAMPEN LIFE                XTF
                                        FUNDS, INC.              INVESTMENT TRUST          ADVISORS TRUST
                                      ---------------  ---------------------------------  ---------------
                                         EQUITY AND        CAPITAL
                                           INCOME           GROWTH         COMSTOCK           ETF 60
                                         PORTFOLIO --     PORTFOLIO --      PORTFOLIO --    PORTFOLIO --
                                      CLASS II SHARES  CLASS II SHARES  CLASS II SHARES   CLASS II SHARES
                                      -------------------------------------------------------------------
ASSETS:
Investments at fair value (note 2b)     $ 9,221,395        4,977,051        51,788,527           --
Dividend receivable                              --               --                --           --
Receivable for units sold                        --               --                --           --
                                      -------------------------------------------------------------------
      Total assets                        9,221,395        4,977,051        51,788,527           --
                                      -------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable to
   affiliate (note 4b)                          514              206             2,281           --
Payable for units withdrawn                  51,084            4,764            22,095           --
                                      -------------------------------------------------------------------
      Total liabilities                      51,598            4,970            24,376           --
                                      -------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
Variable deferred annuity contract
   owners in the accumulation period      8,734,199        4,972,081        51,761,261           --
Variable annuity contract owners in
   the annuitization period                 435,598               --             2,890           --
Genworth Life and Annuity (note 4c)              --               --               --            --
                                      -------------------------------------------------------------------
Net assets                              $ 9,169,797        4,972,081        51,764,151           --
                                      ===================================================================
Investments in securities at cost       $11,188,050        7,557,958        78,181,739           --
                                      ===================================================================
Shares outstanding                          856,211          294,326         6,300,307           --
                                      ===================================================================

                 See accompanying notes to financial statements

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            Statements of Operations

                                                                                     AIM
                                                                          VARIABLE INSURANCE FUNDS
                                                                         ---------------------------
                                                                                         AIM V.I.
                                                                            AIM V.I.     CAPITAL
                                                                          BASIC VALUE  APPRECIATION
                                                                             FUND --      FUND --
                                                           CONSOLIDATED    SERIES II     SERIES I
                                                              TOTAL         SHARES       SHARES
                                                         -------------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   303,976,856      435,941            --
   Mortality and expense risk and administrative
      charges (note 4a)                                      173,773,260      302,711       289,856
                                                         -------------------------------------------
Net investment income (expense)                              130,203,596      133,230      (289,856)
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (751,021,426)  (2,008,701)       83,385
   Change in unrealized appreciation (depreciation)       (3,501,199,090) (13,972,955)  (10,001,670)
   Capital gain distributions                                256,260,930    3,176,931            --
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments    (3,995,959,586) (12,804,725)   (9,918,285)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations        $(3,865,755,990) (12,671,495)  (10,208,141)
                                                         ===========================================

                                                              AIM VARIABLE INSURANCE FUNDS
                                                         -------------------------------------
                                                          AIM V.I.                   AIM V.I.
                                                          CAPITAL       AIM V.I.     GLOBAL
                                                         DEVELOPMENT  CORE EQUITY  REAL ESTATE
                                                           FUND --       FUND --     FUND --
                                                          SERIES I      SERIES I    SERIES II
                                                           SHARES        SHARES       SHARES
                                                         -------------------------------------
                                                              YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                                357        420,663     37,350
   Mortality and expense risk and administrative
      charges (note 4a)                                        162        317,959      4,585
                                                         -------------------------------------
Net investment income (expense)                                195        102,704     32,765
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (480)       (77,231)   (89,646)
   Change in unrealized appreciation (depreciation)        (15,917)    (7,213,621)  (100,543)
   Capital gain distributions                                2,843             --     42,307
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments     (13,554)    (7,290,852)  (147,882)
                                                         -------------------------------------
Increase (decrease) in net assets from operations          (13,359)    (7,188,148)  (115,117)
                                                         =====================================

                 See accompanying notes to financial statements

                                                                                                                        THE ALGER
                                                                   AIM VARIABLE INSURANCE FUNDS (CONTINUED)           AMERICAN FUND
                                                         -----------------------------------------------------------  -------------
                                                                                                                          ALGER
                                                          AIM V.I.      AIM V.I.     AIM V.I.                            AMERICAN
                                                         GOVERNMENT  INTERNATIONAL  LARGE CAP   AIM V.I.    AIM V.I.     LARGECAP
                                                         SECURITIES      GROWTH       GROWTH   TECHNOLOGY  UTILITIES     GROWTH
                                                           FUND --      FUND --      FUND --     FUND --    FUND --    PORTFOLIO --
                                                          SERIES I     SERIES II     SERIES I   SERIES I    SERIES I     CLASS O
                                                           SHARES        SHARES       SHARES     SHARES      SHARES       SHARES
                                                         --------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $  787         405,864          3         --        129         124,704
   Mortality and expense risk and administrative
      charges (note 4a)                                       142       1,480,881        357         69         32         802,404
                                                         --------------------------------------------------------------------------
Net investment income (expense)                               645      (1,075,017)      (354)       (69)        97        (677,700)
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   782     (21,419,236)       121          1        (32)     (1,020,323)
   Change in unrealized appreciation (depreciation)           979     (28,473,284)   (11,523)    (5,094)    (2,139)    (30,086,377)
   Capital gain distributions                                  --         908,027         --         --        462              --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      1,761     (48,984,493)   (11,402)    (5,093)    (1,709)    (31,106,700)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations          $2,406     (50,059,510)   (11,756)    (5,162)    (1,612)    (31,784,400)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                           THE ALGER
                                                           AMERICAN
                                                             FUND       ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                                                          (CONTINUED)            SERIES FUND, INC.
                                                         ------------  ------------------------------------
                                                             ALGER
                                                           AMERICAN    ALLIANCEBERNSTEIN
                                                           SMALLCAP         BALANCED      ALLIANCEBERNSTEIN
                                                            GROWTH           WEALTH             GLOBAL
                                                         PORTFOLIO --       STRATEGY          TECHNOLOGY
                                                            CLASS O       PORTFOLIO --       PORTFOLIO --
                                                            SHARES          CLASS B            CLASS B
                                                         --------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $         --        435,619                 --
   Mortality and expense risk and administrative
      charges (note 4a)                                       637,075        259,322             69,559
                                                         --------------------------------------------------
Net investment income (expense)                              (637,075)       176,297            (69,559)
                                                         --------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 2,088,139     (1,213,550)          (489,929)
   Change in unrealized appreciation (depreciation)       (28,796,154)    (4,705,150)        (2,412,520)
   Capital gain distributions                                 616,947        286,892                 --
                                                         --------------------------------------------------
Net realized and unrealized gain (loss) on investments    (26,091,068)    (5,631,808)        (2,902,449)
                                                         --------------------------------------------------
Increase (decrease) in net assets
   from operations                                       $(26,728,143)    (5,455,511)        (2,972,008)
                                                         ==================================================




                                                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                                         -------------------------------------------------------


                                                         ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                                             GROWTH AND       INTERNATIONAL        LARGE CAP
                                                               INCOME             VALUE              GROWTH
                                                            PORTFOLIO --       PORTFOLIO --       PORTFOLIO --
                                                              CLASS B            CLASS B            CLASS B
                                                         -------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               4,628,833          3,452,672                 --
   Mortality and expense risk and administrative
      charges (note 4a)                                       1,667,652          3,004,806            348,147
                                                         -------------------------------------------------------
Net investment income (expense)                               2,961,181            447,866           (348,147)
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (9,412,542)       (96,941,416)           (72,512)
   Change in unrealized appreciation (depreciation)         (66,723,036)       (54,775,978)       (10,586,164)
   Capital gain distributions                                17,130,860          8,477,020                 --
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments      (59,004,718)      (143,240,374)       (10,658,676)
                                                         -------------------------------------------------------
Increase (decrease) in net assets
   from operations                                          (56,043,537)      (142,792,508)       (11,006,823)
                                                         =======================================================

                 See accompanying notes to financial statements

                                                         ALLIANCEBERNSTEIN
                                                              VARIABLE                                                   AMERICAN
                                                              PRODUCTS                                                    CENTURY
                                                               SERIES                                                    VARIABLE
                                                             FUND, INC.                                                 PORTFOLIOS
                                                            (CONTINUED)     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.   II, INC.
                                                         -----------------  ------------------------------------------  ----------
                                                         ALLIANCEBERNSTEIN     VP                                           VP
                                                             SMALL CAP      INCOME &        VP          VP        VP    INFLATION
                                                              GROWTH         GROWTH   INTERNATIONAL  ULTRA(R)   VALUE   PROTECTION
                                                            PORTFOLIO --     FUND --     FUND --      FUND --  FUND --    FUND --
                                                              CLASS B        CLASS I     CLASS I      CLASS I  CLASS I   CLASS II
                                                         -------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             $        --       2,232        22,881         --    14,595    526,193
   Mortality and expense risk and administrative
      charges (note 4a)                                         101,181       2,022        52,114      1,016     3,038    392,536
                                                         -------------------------------------------------------------------------
Net investment income (expense)                                (101,181)        210       (29,233)    (1,016)   11,557    133,657
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (1,116,850)     (4,047)     (773,617)      (264)  (18,932)  (154,504)
   Change in unrealized appreciation (depreciation)          (2,904,542)    (56,791)   (1,176,740)   (36,472)  (73,958) 1,816,412
   Capital gain distributions                                        --      13,372       268,768      8,680    14,184         --
                                                         -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments       (4,021,392)    (47,466)   (1,681,589)   (28,056)  (78,706) 1,661,908
                                                         -------------------------------------------------------------------------
Increase (decrease) in net assets from operations           $(4,122,573)    (47,256)   (1,710,822)   (29,072)  (67,149) 1,795,565
                                                         =========================================================================

                 See accompanying notes to financial statements


                                                                  BLACKROCK VARIABLE SERIES FUNDS, INC.
                                                         -------------------------------------------------------



                                                                         BLACKROCK     BLACKROCK     BLACKROCK
                                                           BLACKROCK      GLOBAL       LARGE CAP       VALUE
                                                          BASIC VALUE   ALLOCATION       GROWTH    OPPORTUNITIES
                                                         V.I. FUND --  V.I. FUND --  V.I. FUND --  V.I. FUND --
                                                           CLASS III     CLASS III     CLASS III     CLASS III
                                                         -------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   255,487     9,209,127         7,793       193,283
   Mortality and expense risk and administrative
      charges (note 4a)                                      197,169     6,836,281        46,540        96,574
                                                         -------------------------------------------------------
Net investment income (expense)                               58,318     2,372,846       (38,747)       96,709
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (2,386,181)  (25,428,483)     (284,019)   (3,139,540)
   Change in unrealized appreciation (depreciation)       (3,520,316)  (69,346,094)   (1,251,518)        4,600
   Capital gain distributions                                132,402     1,666,320            --        76,574
                                                         -------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (5,774,095)  (93,108,257)   (1,535,537)   (3,058,366)
                                                         -------------------------------------------------------
Increase (decrease) in net assets from operations        $(5,715,777)  (90,735,411)   (1,574,284)   (2,961,657)
                                                         =======================================================

                                                                COLUMBIA FUNDS
                                                          VARIABLE INSURANCE TRUST I
                                                         ----------------------------
                                                                           COLUMBIA
                                                                           MARSICO
                                                           COLUMBIA     INTERNATIONAL
                                                            MARSICO     OPPORTUNITIES
                                                          GROWTH FUND,      FUND,
                                                            VARIABLE       VARIABLE
                                                            SERIES --     SERIES --
                                                            CLASS A        CLASS B
                                                         ----------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                               150,756     13,057,635
   Mortality and expense risk and administrative
      charges (note 4a)                                       760,328      2,106,122
                                                         ----------------------------
Net investment income (expense)                              (609,572)    10,951,513
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   265,504    (38,957,932)
   Change in unrealized appreciation (depreciation)       (23,945,989)   (71,648,938)
   Capital gain distributions                                      --     13,656,501
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments    (23,680,485)   (96,950,369)
                                                         ----------------------------
Increase (decrease) in net assets from operations         (24,290,057)   (85,998,856)
                                                         ============================

                 See accompanying notes to financial statements

                                                                                         DREYFUS
                                                                            DREYFUS     VARIABLE
                                                                          INVESTMENT   INVESTMENT
                                                             DREYFUS      PORTFOLIOS      FUND          DWS VARIABLE SERIES II
                                                         --------------  ------------  ----------  --------------------------------
                                                                                                     DWS      DWS
                                                                                                   DREMAN   DREMAN
                                                           THE DREYFUS                              HIGH     SMALL
                                                            SOCIALLY        MIDCAP                 RETURN   MID CAP
                                                           RESPONSIBLE       STOCK                 EQUITY    VALUE         DWS
                                                             GROWTH      PORTFOLIO --     MONEY     VIP --   VIP --    TECHNOLOGY
                                                          FUND, INC. --     INITIAL      MARKET    CLASS B  CLASS B       VIP --
                                                         INITIAL SHARES     SHARES     PORTFOLIO    SHARES  SHARES   CLASS B SHARES
                                                         --------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $    31,321        8,685       14,808      7,112    7,587          --
   Mortality and expense risk and administrative
      charges (note 4a)                                        63,495        1,825       10,759      1,758    1,117         138
                                                         --------------------------------------------------------------------------
Net investment income (expense)                               (32,174)       6,860        4,049      5,354    6,470        (138)
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (53,331)      (2,198)          --    (14,706)  (9,881)          1
   Change in unrealized appreciation (depreciation)        (1,634,030)     (74,044)          (1)   (65,820) (50,344)     (5,498)
   Capital gain distributions                                      --       10,604           --     16,026   25,381          --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (1,687,361)     (65,638)          (1)   (64,500) (34,844)     (5,497)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations         $(1,719,535)     (58,778)       4,048    (59,146) (28,374)     (5,635)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                                                    EVERGREEN
                                                                                    VARIABLE
                                                                 EATON VANCE         ANNUITY
                                                               VARIABLE TRUST         TRUST         FEDERATED INSURANCE SERIES
                                                         ------------------------- ----------  ------------------------------------
                                                                                                                         FEDERATED
                                                                                                 FEDERATED                 HIGH
                                                                            VT                   AMERICAN                 INCOME
                                                                         WORLDWIDE  EVERGREEN     LEADERS    FEDERATED     BOND
                                                              VT          HEALTH    VA OMEGA    FUND II --    CAPITAL   FUND II --
                                                         FLOATING-RATE   SCIENCES    FUND --      PRIMARY     INCOME      PRIMARY
                                                          INCOME FUND      FUND      CLASS 2      SHARES      FUND II     SHARES
                                                         --------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  3,617,593          --         --    1,500,405     737,907   2,662,042
   Mortality and expense risk and administrative
      charges (note 4a)                                      1,122,238     151,972     20,428      328,259     175,554     382,297
                                                         --------------------------------------------------------------------------
Net investment income (expense)                              2,495,355    (151,972)   (20,428)   1,172,146     562,353   2,279,745
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (9,128,769)   (337,901)  (609,385)  (4,594,402)   (688,420) (2,669,995)
   Change in unrealized appreciation (depreciation)        (12,343,720) (1,773,454)  (181,555) (11,675,387) (2,632,670) (6,661,922)
   Capital gain distributions                                       --   1,087,048         --    5,771,902          --          --
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (21,472,489) (1,024,307)  (790,940) (10,497,887) (3,321,090) (9,331,917)
                                                         --------------------------------------------------------------------------
Increase (decrease) in net assets from operations         $(18,977,134) (1,176,279)  (811,368)  (9,325,741) (2,758,737) (7,052,172)
                                                         ==========================================================================

                 See accompanying notes to financial statements

                                                                FEDERATED
                                                         INSURANCE SERIES (CONTINUED)
                                                         ----------------------------
                                                           FEDERATED
                                                              HIGH
                                                             INCOME       FEDERATED
                                                              BOND        KAUFMANN
                                                           FUND II --    FUND II --
                                                             SERVICE       SERVICE
                                                             SHARES        SHARES
                                                         ----------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  3,001,905    1,424,081
   Mortality and expense risk and administrative
      charges (note 4a)                                        487,928      685,634
                                                         ----------------------------
Net investment income (expense)                              2,513,977      738,447
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (2,466,343)    (362,667)
   Change in unrealized appreciation (depreciation)         (8,772,916) (24,742,325)
   Capital gain distributions                                       --    3,154,616
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments     (11,239,259) (21,950,376)
                                                         ----------------------------
Increase (decrease) in net assets from operations         $ (8,725,282) (21,211,929)
                                                         ============================

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                                                         --------------------------------------------------------


                                                          VIP ASSET     VIP ASSET         VIP            VIP
                                                         MANAGER(SM)    MANAGER(SM)     BALANCED      CONTRAFUND(R)
                                                         PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                                           INITIAL       SERVICE        SERVICE        INITIAL
                                                            CLASS        CLASS 2        CLASS 2         CLASS
                                                         --------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            8,428,635     1,982,989      1,492,941      2,260,072
   Mortality and expense risk and administrative
      charges (note 4a)                                    1,207,493       429,030      1,086,671      3,354,299
                                                         --------------------------------------------------------
Net investment income (expense)                            7,221,142     1,553,959        406,270     (1,094,227)
                                                         --------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (2,822,705)   (1,163,248)    (4,627,111)   (21,105,735)
   Change in unrealized appreciation (depreciation)      (39,696,221)   (9,197,084)   (19,334,511)  (106,852,218)
   Capital gain distributions                              4,339,514     1,048,704      1,232,435      7,070,601
                                                         --------------------------------------------------------
Net realized and unrealized gain (loss) on investments   (38,179,412)   (9,311,628)   (22,729,187)  (120,887,352)
                                                         --------------------------------------------------------
Increase (decrease) in net assets from operations        (30,958,270)   (7,757,669)   (22,322,917)  (121,981,579)
                                                         ========================================================

                 See accompanying notes to financial statements

                                                               FIDELITY(R) VARIABLE INSURANCE
                                                                  PRODUCTS FUND (CONTINUED)
                                                         --------------------------------------------
                                                                            VIP
                                                                          DYNAMIC          VIP
                                                             VIP          CAPITAL        EQUITY-
                                                         CONTRAFUND(R)  APPRECIATION     INCOME
                                                         PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                                           SERVICE        SERVICE        INITIAL
                                                           CLASS 2        CLASS 2         CLASS
                                                         -------------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   1,557,520       16,079       4,293,247
   Mortality and expense risk and administrative
      charges (note 4a)                                      3,487,823       52,841       2,714,769
                                                         -------------------------------------------
Net investment income (expense)                             (1,930,303)     (36,762)      1,578,478
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (59,626,810)    (417,896)    (16,663,825)
   Change in unrealized appreciation (depreciation)        (69,029,266)  (1,329,237)    (86,476,852)
   Capital gain distributions                                6,168,989       23,247         216,668
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments    (122,487,087)  (1,723,886)   (102,924,009)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations        $(124,417,390)  (1,760,648)   (101,345,531)
                                                         ===========================================

                                                               FIDELITY(R) VARIABLE INSURANCE
                                                                  PRODUCTS FUND (CONTINUED)
                                                         -----------------------------------------

                                                             VIP           VIP           VIP
                                                           EQUITY-       GROWTH &      GROWTH &
                                                           INCOME        INCOME        INCOME
                                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                           SERVICE       INITIAL       SERVICE
                                                           CLASS 2        CLASS        CLASS 2
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            2,262,118     1,413,480        736,897
   Mortality and expense risk and administrative
      charges (note 4a)                                    2,251,627       631,074        377,253
                                                         -----------------------------------------
Net investment income (expense)                               10,491       782,406        359,644
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                              (37,023,041)   (1,388,704)      (801,080)
   Change in unrealized appreciation (depreciation)      (42,069,586)  (25,249,430)   (14,280,973)
   Capital gain distributions                                145,122     4,116,891      2,279,956
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments   (78,947,505)  (22,521,243)   (12,802,097)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        (78,937,014)  (21,738,837)   (12,442,453)
                                                         =========================================

                 See accompanying notes to financial statements

                                                                    FIDELITY(R) VARIABLE
                                                            INSURANCE PRODUCTS FUND (CONTINUED)
                                                         -----------------------------------------

                                                              VIP
                                                            GROWTH           VIP           VIP
                                                         OPPORTUNITIES     GROWTH        GROWTH
                                                          PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                            INITIAL        INITIAL       SERVICE
                                                             CLASS          CLASS        CLASS 2
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $     53,989       814,598       207,358
   Mortality and expense risk and administrative
      charges (note 4a)                                       208,601     1,512,067       619,245
                                                         -----------------------------------------
Net investment income (expense)                              (154,612)     (697,469)     (411,887)
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (365,679)      761,772     1,291,244
   Change in unrealized appreciation (depreciation)        (9,944,231)  (64,684,717)  (24,153,439)
   Capital gain distributions                                      --            --            --
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments    (10,309,910)  (63,922,945)  (22,862,195)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        $(10,464,522)  (64,620,414)  (23,274,082)
                                                         =========================================

                                                                   FIDELITY(R) VARIABLE
                                                            INSURANCE PRODUCTS FUND (CONTINUED)
                                                         ----------------------------------------
                                                             VIP
                                                         INVESTMENT
                                                             GRADE          VIP           VIP
                                                             BOND        MID CAP        MID CAP
                                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                            SERVICE      INITIAL        SERVICE
                                                            CLASS 2       CLASS         CLASS 2
                                                         ----------------------------------------
                                                               YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           1,226,495        1,511     9,092,729
   Mortality and expense risk and administrative
      charges (note 4a)                                     625,233          233     2,869,797
                                                         ----------------------------------------
Net investment income (expense)                             601,262        1,278     6,222,932
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                              (2,805,645)        (117)  (21,912,872)
   Change in unrealized appreciation (depreciation)        (770,605)     (19,629)  (99,155,588)
   Capital gain distributions                                    --        3,718    23,612,799
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments   (3,576,250)     (16,028)  (97,455,661)
                                                         ----------------------------------------
Increase (decrease) in net assets from operations        (2,974,988)     (14,750)  (91,232,729)
                                                         ========================================

                 See accompanying notes to financial statements

                                                             FIDELITY(R) VARIABLE
                                                              INSURANCE PRODUCTS
                                                                FUND (CONTINUED)
                                                         ----------------------------


                                                                             VIP
                                                                            VALUE
                                                              VIP        STRATEGIES
                                                           OVERSEAS     PORTFOLIO --
                                                          PORTFOLIO --     SERVICE
                                                         INITIAL CLASS     CLASS 2
                                                         ----------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  2,781,873       661,435
   Mortality and expense risk and administrative
      charges (note 4a)                                       800,274        63,374
                                                         ----------------------------
Net investment income (expense)                             1,981,599       598,061
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (308,091)   (1,631,144)
   Change in unrealized appreciation (depreciation)       (39,325,102)   (1,911,718)
   Capital gain distributions                               6,174,639       258,167
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments    (33,458,554)   (3,284,695)
                                                         ----------------------------
Increase (decrease) in net assets from operations        $(31,476,955)   (2,686,634)
                                                         ============================



                                                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                         --------------------------------------------------------------
                                                                                           FRANKLIN
                                                                                           TEMPLETON
                                                                           FRANKLIN           VIP
                                                           FRANKLIN        LARGE CAP       FOUNDING          MUTUAL
                                                            INCOME          GROWTH           FUNDS           SHARES
                                                           SECURITIES      SECURITIES      ALLOCATION      SECURITIES
                                                             FUND --         FUND --         FUND --        FUND --
                                                         CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES
                                                         --------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             45,020,339        24,709        3,430,220       1,073,752
   Mortality and expense risk and administrative
      charges (note 4a)                                     14,863,311        10,054        2,624,895         546,511
                                                         --------------------------------------------------------------
Net investment income (expense)                             30,157,028        14,655          805,325         527,241
                                                         --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (53,407,215)      (85,610)     (16,004,446)     (3,610,615)
   Change in unrealized appreciation (depreciation)       (253,912,898)     (214,052)     (53,184,714)     (8,945,284)
   Capital gain distributions                               10,998,392        27,913        3,402,349         810,164
                                                         --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (296,321,721)     (271,749)     (65,786,811)    (11,745,735)
                                                         --------------------------------------------------------------
Increase (decrease) in net assets from operations         (266,164,693)     (257,094)     (64,981,486)    (11,218,494)
                                                         ==============================================================

                 See accompanying notes to financial statements

                                                                                                                         GE
                                                                                                                     INVESTMENTS
                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)           FUNDS, INC.
                                   ------------------------------------------------------------------------------  --------------
                                                                     TEMPLETON        TEMPLETON
                                      TEMPLETON      TEMPLETON         GLOBAL          GLOBAL         TEMPLETON
                                       FOREIGN        FOREIGN          ASSET           INCOME          GROWTH       CORE VALUE
                                     SECURITIES      SECURITIES      ALLOCATION      SECURITIES      SECURITIES       EQUITY
                                       FUND --         FUND --         FUND --         FUND --         FUND --         FUND --
                                   CLASS 1 SHARES  CLASS 2 SHARES  CLASS 2 SHARES  CLASS 1 SHARES  CLASS 2 SHARES  CLASS 1 SHARES
                                   ----------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31, 2008
                                   ----------------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends     $   551,068         112,768        19,422          325,628        310,374           315,811
   Mortality and expense risk and
      administrative charges
      (note 4a)                         226,437          60,822         2,363          114,013        238,279           415,440
                                   ----------------------------------------------------------------------------------------------
Net investment income (expense)         324,631          51,946        17,059          211,615         72,095           (99,629)
                                   ----------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments:
   Net realized gain (loss)          (1,147,216)       (999,169)      (21,207)         317,655     (2,070,299)         (828,589)
   Change in unrealized
      appreciation (depreciation)    (8,140,789)     (1,187,430)      (63,073)        (196,074)    (7,252,711)      (10,137,966)
   Capital gain distributions         1,356,102         303,903        20,841               --      1,007,414           570,962
                                   ----------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments             (7,931,903)     (1,882,696)      (63,439)         121,581     (8,315,596)      (10,395,593)
                                   ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                  $(7,607,272)     (1,830,750)      (46,380)         333,196     (8,243,501)      (10,495,222)
                                   ==============================================================================================

                 See accompanying notes to financial statements

                                                              GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                         ----------------------------------------------


                                                             INCOME       INTERNATIONAL      MID-CAP
                                                             FUND --     EQUITY FUND --  EQUITY FUND --
                                                         CLASS 1 SHARES  CLASS 1 SHARES  CLASS 1 SHARES
                                                         ----------------------------------------------
                                                                  YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $ 3,702,954       1,304,527         332,118
   Mortality and expense risk and administrative
      charges (note 4a)                                     1,185,823         445,992       2,101,854
                                                         ----------------------------------------------
Net investment income (expense)                             2,517,131         858,535      (1,769,736)
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (3,462,343)     (3,808,983)    (20,658,065)
   Change in unrealized appreciation (depreciation)        (4,222,905)    (31,025,442)    (41,689,484)
   Capital gain distributions                                      --      14,478,593       1,401,849
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments     (7,685,248)    (20,355,832)    (60,945,700)

                                                         ----------------------------------------------
Increase (decrease) in net assets from operations         $(5,168,117)    (19,497,297)    (62,715,436)
                                                         ==============================================

                                                             GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                         ---------------------------------------------
                                                                           PREMIER
                                                                           GROWTH        REAL ESTATE
                                                            MONEY           EQUITY        SECURITIES
                                                            MARKET          FUND --          FUND --
                                                             FUND       CLASS 1 SHARES  CLASS 1 SHARES
                                                         ---------------------------------------------
                                                                   YEAR ENDED DECEMBER 31, 2008
                                                         ---------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            8,672,977         252,251       3,546,965
   Mortality and expense risk and administrative
      charges (note 4a)                                    6,295,921         926,122       1,085,672
                                                         ---------------------------------------------
Net investment income (expense)                            2,377,056        (673,871)      2,461,293
                                                         ---------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                       --        (572,155)    (26,688,250)
   Change in unrealized appreciation (depreciation)               (4)    (26,441,312)     (2,647,135)
   Capital gain distributions                                     --       2,416,965              --
                                                         ---------------------------------------------
Net realized and unrealized gain (loss) on investments            (4)    (24,596,502)    (29,335,385)

                                                         ---------------------------------------------
Increase (decrease) in net assets from operations          2,377,052     (25,270,373)    (26,874,092)
                                                         =============================================

                 See accompanying notes to financial statements



                                                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                         -----------------------------------------------------------------------
                                                                          SMALL-CAP
                                                                            EQUITY      TOTAL RETURN  TOTAL RETURN  U.S. EQUITY
                                                           S&P 500(R)       FUND --         FUND --      FUND --       FUND --
                                                              INDEX         CLASS 1        CLASS 1       CLASS 3       CLASS 1
                                                              FUND          SHARES         SHARES        SHARES        SHARES
                                                         -----------------------------------------------------------------------



                                                                               YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   5,395,568       325,670     24,799,348     24,078,474      835,217
   Mortality and expense risk and administrative
      charges (note 4a)                                      4,472,491     1,135,750     21,869,815     22,235,459      811,526
                                                         -----------------------------------------------------------------------
Net investment income (expense)                                923,077      (810,080)     2,929,533      1,843,015       23,691
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (15,015,998)  (11,464,699)   (15,429,240)   (57,669,304)  (2,235,707)
   Change in unrealized appreciation (depreciation)       (122,945,610)  (20,245,496)  (431,668,518)  (347,334,476) (20,719,984)
   Capital gain distributions                                  981,110       343,429      5,179,689      5,177,828      361,317
                                                         -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    (136,980,498)  (31,366,766)  (441,918,069)  (399,825,952) (22,594,374)
                                                         -----------------------------------------------------------------------
Increase (decrease) in net assets from operations        $(136,057,421)  (32,176,846)  (438,988,536)  (397,982,937) (22,570,683)
                                                         =======================================================================

                                                            GENWORTH
                                                            VARIABLE
                                                         INSURANCE TRUST
                                                         ---------------

                                                             GENWORTH
                                                              CALAMOS
                                                              GROWTH
                                                               FUND
                                                         ---------------
                                                           PERIOD FROM
                                                           SEPTEMBER 8
                                                         TO DECEMBER 31,
                                                              2008
                                                         ---------------
Investment income and expense:
   Income -- Ordinary dividends                                    --
   Mortality and expense risk and administrative
      charges (note 4a)                                           547
                                                         ---------------
Net investment income (expense)                                  (547)
                                                         ---------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                      (341)
   Change in unrealized appreciation (depreciation)        (1,761,776)
   Capital gain distributions                                      --
                                                         ---------------
Net realized and unrealized gain (loss) on investments     (1,762,117)
                                                         ---------------
Increase (decrease) in net assets from operations          (1,762,664)
                                                         ===============

                 See accompanying notes to financial statements

                                                                        GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                                     -----------------------------------------------------------------------------
                                                                                            GENWORTH                   GENWORTH
                                                       GENWORTH                  GENWORTH   LEGG MASON                   PUTNAM
                                                       COLUMBIA     GENWORTH   EATON VANCE   PARTNERS    GENWORTH    INTERNATIONAL
                                                        MID CAP      DAVIS      LARGE CAP   AGGRESSIVE     PIMCO        CAPITAL
                                                         VALUE     NY VENTURE     VALUE       GROWTH     STOCKPLUS   OPPORTUNITIES
                                                         FUND         FUND         FUND        FUND         FUND          FUND
                                                     -----------------------------------------------------------------------------
                                                                       PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                                                     -----------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                      $   105,704       7,948      217,921      31,801    2,720,220           --
   Mortality and expense risk and administrative
      charges (note 4a)                                   58,679       1,751      156,404     187,100      250,309       65,617
                                                     -----------------------------------------------------------------------------
Net investment income (expense)                           47,025       6,197       61,517    (155,299)   2,469,911      (65,617)
                                                     -----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments:
   Net realized gain (loss)                              (76,799)     (4,184)     146,523     370,194      155,185       93,486
   Change in unrealized appreciation (depreciation)   (1,140,608)   (875,194)   1,192,928   3,066,610   (5,096,069)     (50,112)
   Capital gain distributions                                 --          --           --          --    3,616,731           --
                                                     -----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
    investments                                       (1,217,407)   (879,378)   1,339,451   3,436,804   (1,324,153)      43,374
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets from operations    $(1,170,382)   (873,181)   1,400,968   3,281,505    1,145,758      (22,243)
                                                     =============================================================================

                 See accompanying notes to financial statements


                                                               GENWORTH VARIABLE
                                                          INSURANCE TRUST (CONTINUED)
                                                         ----------------------------
                                                                          GENWORTH
                                                            GENWORTH    WESTERN ASSET
                                                           THORNBURG     MANAGEMENT
                                                         INTERNATIONAL    CORE PLUS
                                                             VALUE      FIXED INCOME
                                                              FUND          FUND
                                                         ----------------------------
                                                            PERIOD FROM SEPTEMBER 8
                                                              TO DECEMBER 31, 2008
                                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends                            $ 75,107         314,976
   Mortality and expense risk and administrative
      charges (note 4a)                                      60,141         156,785
                                                         ----------------------------
Net investment income (expense)                              14,966         158,191
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 133,572         250,883
   Change in unrealized appreciation (depreciation)         (67,182)      2,419,129
   Capital gain distributions                                    --              --
                                                         ----------------------------
Net realized and unrealized gain (loss) on investments       66,390       2,670,012
                                                         ----------------------------
Increase (decrease) in net assets from operations          $ 81,356       2,828,203
                                                         ============================

                                                                 GOLDMAN
                                                              SACHS VARIABLE            J.P. MORGAN
                                                             INSURANCE TRUST          SERIES TRUST II
                                                         -----------------------  ------------------------

                                                           GOLDMAN     GOLDMAN
                                                            SACHS       SACHS                  JPMORGAN
                                                         GROWTH AND    MID CAP     JPMORGAN  INTERNATIONAL
                                                           INCOME       VALUE        BOND       EQUITY
                                                            FUND         FUND     PORTFOLIO    PORTFOLIO
                                                         -------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             387,242      986,822    26,242        1,825
   Mortality and expense risk and administrative
      charges (note 4a)                                     341,635    1,586,831     4,688        2,102
                                                         -------------------------------------------------
Net investment income (expense)                              45,607     (600,009)   21,554         (277)
                                                         -------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                              (2,489,796) (11,791,902)   (7,673)      (2,952)
   Change in unrealized appreciation (depreciation)      (6,847,299) (33,163,905)  (70,975)     (70,133)
   Capital gain distributions                                 1,917      169,680        --       16,773
                                                         -------------------------------------------------
Net realized and unrealized gain (loss) on investments   (9,335,178) (44,786,127)  (78,648)     (56,312)
                                                         -------------------------------------------------
Increase (decrease) in net assets from operations        (9,289,571) (45,386,136)  (57,094)     (56,589)
                                                         =================================================

                 See accompanying notes to financial statements

                                                                     J.P. MORGAN
                                                              SERIES TRUST II (CONTINUED)
                                                         ------------------------------------

                                                          JPMORGAN   JPMORGAN     JPMORGAN
                                                          MID CAP     SMALL    U.S. LARGE CAP
                                                           VALUE     COMPANY     CORE EQUITY
                                                         PORTFOLIO  PORTFOLIO     PORTFOLIO
                                                         ------------------------------------
                                                             YEAR ENDED DECEMBER 31, 2008
                                                         ------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  2,485       507           117
   Mortality and expense risk and administrative
      charges (note 4a)                                     2,918       315           127
                                                         ------------------------------------
Net investment income (expense)                              (433)      192           (10)
                                                         ------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (7,370)     (866)          (26)
   Change in unrealized appreciation (depreciation)       (71,302)   (9,382)       (3,535)
   Capital gain distributions                              12,570     1,823            --
                                                         ------------------------------------
Net realized and unrealized gain (loss) on investments    (66,102)   (8,425)       (3,561)
                                                         ------------------------------------
Increase (decrease) in net assets from operations        $(66,535)   (8,233)       (3,571)
                                                         ====================================


                                                                     JANUS ASPEN SERIES
                                                         ------------------------------------------
                                                                                         FLEXIBLE
                                                            BALANCED      BALANCED         BOND
                                                          PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                                         INSTITUTIONAL    SERVICE     INSTITUTIONAL
                                                             SHARES        SHARES        SHARES
                                                         ------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         ------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             4,165,425     3,690,296      994,130
   Mortality and expense risk and administrative
      charges (note 4a)                                     2,335,164     2,583,974      346,679
                                                         ------------------------------------------
Net investment income (expense)                             1,830,261     1,106,322      647,451
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 4,764,844      (703,824)    (418,924)
   Change in unrealized appreciation (depreciation)       (46,976,294)  (39,640,386)     746,261
   Capital gain distributions                              11,327,007    10,352,033           --
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments    (30,884,443)  (29,992,177)     327,337
                                                         ------------------------------------------
Increase (decrease) in net assets from operations         (29,054,182)  (28,885,855)     974,788
                                                         ==========================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                                                         -------------------------------------------
                                                                                       FUNDAMENTAL
                                                             FORTY         FORTY         EQUITY
                                                          PORTFOLIO --  PORTFOLIO --    PORTFOLIO --
                                                         INSTITUTIONAL    SERVICE     INSTITUTIONAL
                                                            SHARES        SHARES         SHARES
                                                         -------------------------------------------
                                                                  YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $    118,602         8,445          989
   Mortality and expense risk and administrative
      charges (note 4a)                                     1,296,045     1,438,714          130
                                                         -------------------------------------------
Net investment income (expense)                            (1,177,443)   (1,430,269)         859
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 8,465,398      (486,229)        (553)
   Change in unrealized appreciation (depreciation)       (53,214,832)  (44,332,872)     (14,354)
   Capital gain distributions                                      --            --        4,960
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments    (44,749,434)  (44,819,101)      (9,947)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations        $(45,926,877)  (46,249,370)      (9,088)
                                                         ===========================================

                                                               JANUS ASPEN SERIES (CONTINUED)
                                                         -----------------------------------------
                                                         GLOBAL LIFE     GLOBAL      INTERNATIONAL
                                                           SCIENCES     TECHNOLOGY      GROWTH
                                                         PORTFOLIO --  PORTFOLIO --   PORTFOLIO --
                                                           SERVICE        SERVICE    INSTITUTIONAL
                                                            SHARES        SHARES        SHARES
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                                   --         7,442      3,270,650
   Mortality and expense risk and administrative
      charges (note 4a)                                      130,080       124,572      1,744,386
                                                         -----------------------------------------
Net investment income (expense)                             (130,080)     (117,130)     1,526,264
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  480,562       (59,164)     8,857,712
   Change in unrealized appreciation (depreciation)       (3,320,644)   (4,373,709)  (103,289,589)
   Capital gain distributions                                     --            --     16,820,834
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments    (2,840,082)   (4,432,873)   (77,611,043)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations         (2,970,162)   (4,550,003)   (76,084,779)
                                                         =========================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                                                         -------------------------------------------
                                                         INTERNATIONAL     LARGE CAP      LARGE CAP
                                                             GROWTH         GROWTH         GROWTH
                                                          PORTFOLIO --    PORTFOLIO --  PORTFOLIO --
                                                            SERVICE     INSTITUTIONAL      SERVICE
                                                             SHARES         SHARES         SHARES
                                                         -------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $    616,315       648,468         49,811
   Mortality and expense risk and administrative
      charges (note 4a)                                        358,034     1,288,005        134,547
                                                         -------------------------------------------
Net investment income (expense)                                258,281      (639,537)       (84,736)
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  2,583,542      (287,911)       205,989
   Change in unrealized appreciation (depreciation)        (21,195,717)  (42,364,831)    (4,299,626)
   Capital gain distributions                                3,303,505            --             --
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments     (15,308,670)  (42,652,742)    (4,093,637)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations         $(15,050,389)  (43,292,279)    (4,178,373)
                                                         ===========================================

                                                                JANUS ASPEN SERIES (CONTINUED)
                                                         --------------------------------------------
                                                            MID CAP        MID CAP        WORLDWIDE
                                                             GROWTH        GROWTH          GROWTH
                                                          PORTFOLIO --  PORTFOLIO --     PORTFOLIO --
                                                         INSTITUTIONAL    SERVICE       INSTITUTIONAL
                                                             SHARES        SHARES           SHARES
                                                         --------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               185,837         5,461        1,154,153
   Mortality and expense risk and administrative
      charges (note 4a)                                     1,131,066       148,636        1,415,744
                                                         --------------------------------------------
Net investment income (expense)                              (945,229)     (143,175)       (261,591)
                                                         --------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 1,519,819       526,172      (4,234,334)
   Change in unrealized appreciation (depreciation)       (45,107,441)   (5,884,742)    (51,658,241)
   Capital gain distributions                               4,486,409       560,429               --
                                                         --------------------------------------------
Net realized and unrealized gain (loss) on investments    (39,101,213)   (4,798,141)    (55,892,575)
                                                         --------------------------------------------
Increase (decrease) in net assets from operations         (40,046,442)   (4,941,316)    (56,154,166)
                                                         ============================================

                 See accompanying notes to financial statements

                                                JANUS
                                             ASPEN SERIES
                                              (CONTINUED)                        JPMORGAN INSURANCE TRUST
                                             ------------  ---------------------------------------------------------------------
                                                                                                        JPMORGAN
                                                                                         JPMORGAN       INSURANCE     JPMORGAN
                                                             JPMORGAN      JPMORGAN      INSURANCE        TRUST       INSURANCE
                                               WORLDWIDE     INSURANCE     INSURANCE       TRUST       DIVERSIFIED      TRUST
                                                GROWTH         TRUST      TRUST CORE   DIVERSIFIED       MID CAP       EQUITY
                                             PORTFOLIO --    BALANCED        BOND         EQUITY         GROWTH         INDEX
                                                SERVICE    PORTFOLIO --  PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                SHARES        CLASS 1       CLASS 1       CLASS 1        CLASS 1       CLASS 1
                                             -----------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31, 2008
                                             -----------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends               $   105,486         --        130,406         46,653        1,015         10,524
   Mortality and expense risk and
      administrative charges (note 4a)            169,062        330         40,330         14,021        1,182         10,797
                                             -----------------------------------------------------------------------------------
Net investment income (expense)                   (63,576)      (330)        90,076         32,632         (167)          (273)
                                             -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss)                      (175,869)      (146)       (39,357)      (152,869)          74       (102,247)
   Change in unrealized appreciation
      (depreciation)                           (5,960,446)   (11,925)       (72,817)      (190,950)       5,804       (133,555)
   Capital gain distributions                          --         --             --         27,755        1,478             --
                                             -----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                              (6,136,315)   (12,071)      (112,174)      (316,064)       7,356       (235,802)
                                             -----------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations                                 $(6,199,891)   (12,401)       (22,098)      (283,432)       7,189       (236,075)
                                             ===================================================================================

                 See accompanying notes to financial statements

                                               JPMORGAN INSURANCE TRUST (CONTINUED)    LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                             ----------------------------------------  ------------------------------------------
                                               JPMORGAN      JPMORGAN      JPMORGAN     LEGG MASON     LEGG MASON    LEGG MASON
                                               INSURANCE     INSURANCE     INSURANCE     PARTNERS       PARTNERS       PARTNERS
                                                 TRUST         TRUST         TRUST       VARIABLE       VARIABLE       VARIABLE
                                              GOVERNMENT     INTREPID      INTREPID     AGGRESSIVE    CAPITAL AND   CAPITAL AND
                                                 BOND         GROWTH        MID CAP       GROWTH         INCOME         INCOME
                                             PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                                CLASS 1       CLASS 1       CLASS 1      CLASS II       CLASS I        CLASS II
                                             ------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31, 2008
                                             ------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                $110,769         8,219        10,702             --       208,495         238,463
   Mortality and expense risk and
      administrative charges (note 4a)           37,100        16,866        12,407        143,139       124,660         197,221
                                             ------------------------------------------------------------------------------------
Net investment income (expense)                  73,669        (8,647)       (1,705)      (143,139)       83,835          41,242
                                             ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments:
   Net realized gain (loss)                      30,996      (158,124)     (288,571)      (324,898)   (1,091,723)     (1,469,186)
   Change in unrealized appreciation
      (depreciation)                             35,169      (253,627)     (103,284)    (3,838,574)   (2,418,191)     (2,591,761)
   Capital gain distributions                        --            --        55,326             --        48,803          54,383
                                             ------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                66,165      (411,751)     (336,529)    (4,163,472)   (3,461,111)     (4,006,564)
                                             ------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from operations                             $139,834      (420,398)     (338,234)    (4,306,611)   (3,377,276)     (3,965,322)
                                             ====================================================================================

                 See accompanying notes to financial statements

                                                                                      LEGG MASON
                                                             LEGG MASON PARTNERS       PARTNERS
                                                               VARIABLE EQUITY         VARIABLE
                                                              TRUST (CONTINUED)      INCOME TRUST
                                                         --------------------------  ------------
                                                          LEGG MASON                  LEGG MASON
                                                           PARTNERS     LEGG MASON     PARTNERS
                                                           VARIABLE      PARTNERS      VARIABLE
                                                          FUNDAMENTAL    VARIABLE      STRATEGIC
                                                             VALUE       INVESTORS       BOND
                                                         PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                                            CLASS I       CLASS I       CLASS I
                                                         ----------------------------------------
                                                               YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $   201,167       238,581     1,172,533
   Mortality and expense risk and administrative
      charges (note 4a)                                      200,708       306,978       319,477
                                                         ----------------------------------------
Net investment income (expense)                                  459       (68,397)      853,056
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (1,066,158)      116,965    (2,190,423)
   Change in unrealized appreciation (depreciation)       (4,342,104)   (9,805,656)   (2,926,585)
   Capital gain distributions                                  9,417       604,388            --
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments    (5,398,845)   (9,084,303)   (5,117,008)
                                                         ----------------------------------------
Increase (decrease) in net assets from operations        $(5,398,386)   (9,152,700)   (4,263,952)
                                                         ========================================




                                                              MFS(R) VARIABLE INSURANCE TRUST
                                                         ----------------------------------------
                                                            MFS(R)
                                                           INVESTORS      MFS(R)        MFS(R)
                                                            GROWTH       INVESTORS        NEW
                                                             STOCK         TRUST      DISCOVERY
                                                           SERIES --     SERIES --    SERIES --
                                                            SERVICE       SERVICE       SERVICE
                                                         CLASS SHARES  CLASS SHARES  CLASS SHARES
                                                         ----------------------------------------
                                                               YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               53,224       132,378     1,226,297
   Mortality and expense risk and administrative
      charges (note 4a)                                      277,701       241,996       349,241
                                                         ----------------------------------------
Net investment income (expense)                             (224,477)     (109,618)      877,056
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  188,165       424,977    (1,627,954)
   Change in unrealized appreciation (depreciation)       (8,688,933)   (7,522,812)  (13,417,422)
   Capital gain distributions                                888,245     1,061,051     3,576,582
                                                         ----------------------------------------
Net realized and unrealized gain (loss) on investments    (7,612,523)   (6,036,784)  (11,468,794)
                                                         ----------------------------------------
Increase (decrease) in net assets from operations         (7,837,000)   (6,146,402)  (10,591,738)
                                                         ========================================

                 See accompanying notes to financial statements



                                                         MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                                                         -------------------------------------------
                                                             MFS(R)         MFS(R)
                                                           STRATEGIC        TOTAL          MFS(R)
                                                             INCOME         RETURN       UTILITIES
                                                           SERIES --      SERIES --      SERIES --
                                                         SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                             SHARES         SHARES         SHARES
                                                         -------------------------------------------


                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         -------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                             $ 4,599        2,675,711      4,439,962
   Mortality and expense risk and administrative
      charges (note 4a)                                       2,185        1,391,794        980,847
                                                         -------------------------------------------
Net investment income (expense)                               2,414        1,283,917      3,459,115
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (1,694)      (4,783,787)    (4,145,632)
   Change in unrealized appreciation (depreciation)          (8,301)     (18,807,240)   (34,403,154)
   Capital gain distributions                                    --        3,712,810      6,709,699
                                                         -------------------------------------------
Net realized and unrealized gain (loss) on investments       (9,995)     (19,878,217)   (31,839,087)
                                                         -------------------------------------------
Increase (decrease) in net assets from operations           $(7,581)     (18,594,300)   (28,379,972)
                                                         ===========================================

                                                                                  OPPENHEIMER
                                                               OLD MUTUAL          VARIABLE
                                                          INSURANCE SERIES FUND  ACCOUNT FUNDS
                                                         ----------------------  -------------


                                                                     OLD MUTUAL
                                                         OLD MUTUAL   LARGE CAP   OPPENHEIMER
                                                          GROWTH II     GROWTH     BALANCED
                                                          PORTFOLIO   PORTFOLIO    FUND/VA
                                                         -------------------------------------
                                                                                  YEAR ENDED
                                                          PERIOD FROM JANUARY 1  DECEMBER 31,
                                                          TO DECEMBER 12, 2008       2008
                                                         ----------------------  -------------
Investment income and expense:
   Income -- Ordinary dividends                                  --      20,104    1,625,634
   Mortality and expense risk and administrative
      charges (note 4a)                                      61,728      82,569      522,649
                                                         -------------------------------------
Net investment income (expense)                             (61,728)    (62,465)   1,102,985
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (258,978)   (205,097)  (3,478,166)
   Change in unrealized appreciation (depreciation)      (1,721,334) (2,105,629) (18,295,291)
   Capital gain distributions                                    --          --    2,242,000
                                                         -------------------------------------
Net realized and unrealized gain (loss) on investments   (1,980,312) (2,310,726) (19,531,457)
                                                         -------------------------------------
Increase (decrease) in net assets from operations        (2,042,040) (2,373,191) (18,428,472)
                                                         =====================================

                 See accompanying notes to financial statements

                                                                  OPPENHEIMER VARIABLE ACCOUNT
                                                                        FUNDS (CONTINUED)
                                                         ----------------------------------------------
                                                                                        OPPENHEIMER
                                                           OPPENHEIMER    OPPENHEIMER     CAPITAL
                                                            BALANCED        CAPITAL     APPRECIATION
                                                           FUND/VA --    APPRECIATION    FUND/VA --
                                                         SERVICE SHARES     FUND/VA    SERVICE SHARES
                                                         ----------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2008
                                                         ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  1,685,357       104,920             --
   Mortality and expense risk and administrative
      charges (note 4a)                                        872,451       992,570        191,312
                                                         ----------------------------------------------
Net investment income (expense)                                812,906      (887,650)      (191,312)
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (4,639,902)      800,335       (648,296)
   Change in unrealized appreciation (depreciation)        (22,056,335)  (39,111,844)    (6,250,398)
   Capital gain distributions                                2,504,095            --             --
                                                         ----------------------------------------------
Net realized and unrealized gain (loss) on investments     (24,192,142)  (38,311,509)    (6,898,694)
                                                         ----------------------------------------------
Increase (decrease) in net assets from operations         $(23,379,236)  (39,199,159)    (7,090,006)
                                                         ==============================================

                                                               OPPENHEIMER VARIABLE ACCOUNT
                                                                     FUNDS (CONTINUED)
                                                         -----------------------------------------
                                                                        OPPENHEIMER
                                                                          GLOBAL       OPPENHEIMER
                                                         OPPENHEIMER    SECURITIES        HIGH
                                                          CORE BOND     FUND/VA --       INCOME
                                                           FUND/VA    SERVICE SHARES     FUND/VA
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                            2,011,603      1,375,214     2,398,263
   Mortality and expense risk and administrative
      charges (note 4a)                                      587,858      1,471,604       422,614
                                                         -----------------------------------------
Net investment income (expense)                            1,423,745        (96,390)    1,975,649
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (4,243,715)    (3,143,372)   (5,944,550)
   Change in unrealized appreciation (depreciation)      (13,666,441)   (46,035,381)  (23,779,224)
   Capital gain distributions                                     --      6,131,071            --
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments   (17,910,156)   (43,047,682)  (29,723,774)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        (16,486,411)   (43,144,072)  (27,748,125)
                                                         =========================================

                 See accompanying notes to financial statements


                                                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                                         -----------------------------------------------------------


                                                                           OPPENHEIMER
                                                           OPPENHEIMER     MAIN STREET                  OPPENHEIMER
                                                           MAIN STREET      SMALL CAP    OPPENHEIMER      MIDCAP
                                                            FUND/VA --       FUND/VA --     MIDCAP       FUND/VA --
                                                         SERVICE SHARES  SERVICE SHARES    FUND/VA    SERVICE SHARES
                                                         -----------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  1,044,315        446,321             --            --
   Mortality and expense risk and administrative
      charges (note 4a)                                        863,544        939,857        594,135        57,595
                                                         -----------------------------------------------------------
Net investment income (expense)                                180,771       (493,536)      (594,135)      (57,595)
                                                         -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                   (889,428)   (14,266,728)      (841,060)     (212,305)
   Change in unrealized appreciation (depreciation)        (18,361,958)   (15,401,150)   (24,862,400)   (2,074,939)
   Capital gain distributions                                2,367,969      2,604,651             --            --
                                                         -----------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (16,883,417)   (27,063,227)   (25,703,460)   (2,287,244)
                                                         -----------------------------------------------------------
Increase (decrease) in net assets from operations         $(16,702,646)   (27,556,763)   (26,297,595)   (2,344,839)
                                                         ===========================================================

                                                            PIMCO VARIABLE INSURANCE
                                                                     TRUST
                                                         -----------------------------
                                                                             PIMCO
                                                                         FOREIGN BOND
                                                             PIMCO         PORTFOLIO
                                                           ALL ASSET     (U.S. DOLLAR-
                                                          PORTFOLIO --     HEDGED) --
                                                         ADVISOR CLASS  ADMINISTRATIVE
                                                             SHARES      CLASS SHARES
                                                         -----------------------------
                                                          YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------
Investment income and expense:
   Income -- Ordinary dividends                              860,167        221,860
   Mortality and expense risk and administrative
      charges (note 4a)                                      248,200        114,049
                                                         -----------------------------
Net investment income (expense)                              611,967        107,811
                                                         -----------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                               (2,047,841)      (115,071)
   Change in unrealized appreciation (depreciation)       (1,308,931)      (289,028)
   Capital gain distributions                                 25,534             --
                                                         -----------------------------
Net realized and unrealized gain (loss) on investments    (3,331,238)      (404,099)
                                                         -----------------------------
Increase (decrease) in net assets from operations         (2,719,271)      (296,288)
                                                         =============================

                 See accompanying notes to financial statements

                                                                    PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------
                                                                              PIMCO
                                                             PIMCO          LONG-TERM         PIMCO           PIMCO
                                                           HIGH YIELD    U.S. GOVERNMENT   LOW DURATION    TOTAL RETURN
                                                          PORTFOLIO --     PORTFOLIO --     PORTFOLIO --    PORTFOLIO --
                                                         ADMINISTRATIVE  ADMINISTRATIVE   ADMINISTRATIVE  ADMINISTRATIVE
                                                          CLASS SHARES    CLASS SHARES     CLASS SHARES    CLASS SHARES
                                                         ---------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31, 2008
                                                         ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                           $  5,890,522       3,840,602      10,729,419      18,287,002
   Mortality and expense risk and administrative
      charges (note 4a)                                      1,186,644       1,537,304       4,517,047       5,270,506
                                                         ---------------------------------------------------------------
Net investment income (expense)                              4,703,878       2,303,298       6,212,372      13,016,496
                                                         ---------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                 (5,236,032)      1,332,479      (6,022,244)      1,604,748
   Change in unrealized appreciation (depreciation)        (17,179,679)      7,174,061     (10,683,162)     (7,664,083)
   Capital gain distributions                                  254,587         432,511       1,946,669       2,494,913
                                                         ---------------------------------------------------------------
Net realized and unrealized gain (loss) on investments     (22,161,124)      8,939,051     (14,758,737)     (3,564,422)
                                                         ---------------------------------------------------------------
Increase (decrease) in net assets from operations         $(17,457,246)     11,242,349      (8,546,365)      9,452,074
                                                         ===============================================================

                                                            THE PRUDENTIAL SERIES FUND
                                                         --------------------------------


                                                            JENNISON
                                                           20/20 FOCUS        JENNISON
                                                           PORTFOLIO --     PORTFOLIO --
                                                         CLASS II SHARES  CLASS II SHARES
                                                         --------------------------------
                                                           YEAR ENDED DECEMBER 31, 2008
                                                         --------------------------------
Investment income and expense:
   Income -- Ordinary dividends                              3,033,281           1,908
   Mortality and expense risk and administrative
      charges (note 4a)                                        790,311          48,823
                                                         --------------------------------
Net investment income (expense)                              2,242,970         (46,915)
                                                         --------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (23,849,398)        (59,764)
   Change in unrealized appreciation (depreciation)         (4,616,129)     (1,289,691)
   Capital gain distributions                                       --              --
                                                         --------------------------------
Net realized and unrealized gain (loss) on investments     (28,465,527)     (1,349,455)
                                                         --------------------------------
Increase (decrease) in net assets from operations          (26,222,557)     (1,396,370)
                                                         ================================

                 See accompanying notes to financial statements




                                                           THE PRUDENTIAL SERIES FUND (CONTINUED)
                                                         -----------------------------------------
                                                                                           SP
                                                                                       PRUDENTIAL
                                                                             SP           U.S.
                                                           NATURAL     INTERNATIONAL    EMERGING
                                                          RESOURCES        GROWTH         GROWTH
                                                         PORTFOLIO --   PORTFOLIO --  PORTFOLIO --
                                                          CLASS II        CLASS II      CLASS II
                                                           SHARES          SHARES        SHARES
                                                         -----------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                          $  6,032,243      25,942         3,280
   Mortality and expense risk and administrative
      charges (note 4a)                                       668,397       1,813           302
                                                         -----------------------------------------
Net investment income (expense)                             5,363,846      24,129         2,978
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (8,728,636)     (5,299)          (25)
   Change in unrealized appreciation (depreciation)       (23,129,479)    (92,090)      (11,065)
   Capital gain distributions                                      --          --            --
                                                         -----------------------------------------
Net realized and unrealized gain (loss) on investments    (31,858,115)    (97,389)      (11,090)
                                                         -----------------------------------------
Increase (decrease) in net assets from operations        $(26,494,269)    (73,260)       (8,112)
                                                         =========================================

                                                                                        VAN KAMPEN
                                                             RYDEX      THE UNIVERSAL      LIFE
                                                            VARIABLE    INSTITUTIONAL   INVESTMENT
                                                             TRUST       FUNDS, INC.       TRUST
                                                         -------------  -------------  ------------



                                                                          EQUITY AND      CAPITAL
                                                                            INCOME        GROWTH
                                                                         PORTFOLIO --  PORTFOLIO --
                                                         NASDAQ-100(R)     CLASS II      CLASS II
                                                             FUND           SHARES        SHARES
                                                         ------------------------------------------
                                                                YEAR ENDED DECEMBER 31, 2008
                                                         ------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends                               11,573        287,834         17,169
   Mortality and expense risk and administrative
      charges (note 4a)                                      116,630        190,970        131,540
                                                         ------------------------------------------
Net investment income (expense)                             (105,057)        96,864       (114,371)
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                  (52,434)    (1,072,825)       259,611
   Change in unrealized appreciation (depreciation)       (3,690,934)    (1,878,975)    (5,354,699)
   Capital gain distributions                                     --        228,793             --
                                                         ------------------------------------------
Net realized and unrealized gain (loss) on investments    (3,743,368)    (2,723,007)    (5,095,088)
                                                         ------------------------------------------
Increase (decrease) in net assets from operations         (3,848,425)    (2,626,143)    (5,209,459)
                                                         ==========================================

                 See accompanying notes to financial statements

                                                           VAN KAMPEN
                                                         LIFE INVESTMENT
                                                              TRUST             XTF
                                                            (CONTINUED)    ADVISORS TRUST
                                                         ---------------  ----------------
                                                            COMSTOCK           ETF 60
                                                           PORTFOLIO --      PORTFOLIO --
                                                         CLASS II SHARES  CLASS II SHARES
                                                         ---------------  ----------------
                                                           YEAR ENDED       PERIOD FROM
                                                          DECEMBER 31,       JANUARY 1
                                                               2008       TO JUNE 20, 2008
                                                         ---------------  ----------------
Investment income and expense:
   Income -- Ordinary dividends                           $  2,992,541        109,181
   Mortality and expense risk and administrative
      charges (note 4a)                                      1,856,376         69,799
                                                          --------------------------------
Net investment income (expense)                              1,136,165         39,382
                                                          --------------------------------
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss)                                (30,908,764)      (290,067)
   Change in unrealized appreciation (depreciation)        (28,335,786)        96,032
   Capital gain distributions                                5,528,592             --
                                                          --------------------------------
Net realized and unrealized gain (loss) on investments     (53,715,958)      (194,035)
                                                          --------------------------------
Increase (decrease) in net assets from operations         $(52,579,793)      (154,653)
                                                          ================================

                 See accompanying notes to financial statements

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                       Statements of Changes in Net Assets

                                                                                       AIM VARIABLE INSURANCE FUNDS
                                                                             --------------------------------------------------
                                                                                                          AIM V.I. CAPITAL
                                                                             AIM V.I. BASIC VALUE      APPRECIATION FUND --
                                                    CONSOLIDATED TOTAL       FUND -- SERIES II SHARES     SERIES I SHARES
                                            -----------------------------------------------------------------------------------
                                                        YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                        DECEMBER 31,              DECEMBER 31,               DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                  2008            2007           2008        2007          2008        2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   130,203,596     128,945,841      133,230    (354,244)     (289,856)   (440,135)
   Net realized gain (loss) on investments     (751,021,426)    476,304,282   (2,008,701)  1,670,923        83,385   1,687,199
   Change in unrealized appreciation
      (depreciation) on investments          (3,501,199,090)   (217,200,967) (13,972,955) (2,731,702)  (10,001,670)  1,526,229
   Capital gain distributions                   256,260,930     468,080,872    3,176,931   1,473,180            --          --
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (3,865,755,990)    856,130,028  (12,671,495)     58,157   (10,208,141)  2,773,293
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               1,850,944,939   2,119,699,715      152,627   1,145,091       236,252     216,596
   Death benefits                              (147,217,287)   (119,125,859)     (46,580)         --       (82,245)   (211,662)
   Surrenders                                (1,306,500,630) (1,527,279,041)  (1,961,736) (2,325,077)   (2,833,303) (4,430,618)
   Administrative expenses                      (17,720,196)    (13,610,276)     (43,757)    (64,472)      (38,403)    (52,546)
   Capital contribution (withdrawal)             11,365,728      (6,700,000)          --          --            --          --
   Transfers between subaccounts
      (including fixed account), net             50,840,617     151,849,035     (508,626) (2,904,475)   (1,286,987) (2,586,468)
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           441,713,171     604,833,574   (2,408,072) (4,148,933)   (4,004,686) (7,064,698)
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets            (3,424,042,819)  1,460,963,602  (15,079,567) (4,090,776)  (14,212,827) (4,291,405)
Net assets at beginning of year              11,502,083,585  10,041,119,983   25,721,782  29,812,558    25,928,937  30,220,342
                                            -----------------------------------------------------------------------------------
Net assets at end of year                   $ 8,078,040,766  11,502,083,585   10,642,215  25,721,782    11,716,110  25,928,937
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                                                               630,443     506,008       256,659     176,832
   Units redeemed                                                               (818,483)   (755,743)     (909,413) (1,090,581)
                                                                             --------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                                                  (188,040)   (249,735)     (652,754)   (913,749)
                                                                             ==================================================

                 See accompanying notes to financial statements

                                                         AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                            ------------------------------------------------------------------
                                             AIM V.I. CAPITAL                              AIM V.I. GLOBAL
                                            DEVELOPMENT FUND --  AIM V.I. CORE EQUITY      REAL ESTATE FUND --
                                               SERIES I SHARES   FUND -- SERIES I SHARES    SERIES II SHARES
                                            ------------------------------------------------------------------
                                                  YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                 DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                                            ------------------------------------------------------------------
                                              2008     2007          2008        2007       2008     2007
                                            ------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    195     470         102,704    (155,265)   32,765   16,212
   Net realized gain (loss) on investments       (480)  1,187         (77,231)  1,041,150   (89,646)    (691)
   Change in unrealized appreciation
      (depreciation) on investments           (15,917)   (820)     (7,213,621)    973,988  (100,543) (53,945)
   Capital gain distributions                   2,843   1,075              --          --    42,307   31,204
                                            ------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (13,359)  1,912      (7,188,148)  1,859,873  (115,117)  (7,220)
                                            ------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    --      --         474,388     165,417    26,922   62,208
   Death benefits                                  --      --          19,269    (328,779)       --       --
   Surrenders                                      --      --      (3,779,040) (4,660,356)  (10,726)  (2,567)
   Administrative expenses                         --      --         (38,549)    (44,088)     (403)    (408)
   Capital contribution (withdrawal)               --      --              --          --        --       --
   Transfers between subaccounts
      (including fixed account), net            8,928   1,971        (256,676) (1,306,242)  196,895  142,034
                                            ------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           8,928   1,971      (3,580,608) (6,174,048)  212,688  201,267
                                            ------------------------------------------------------------------
Increase (decrease) in net assets              (4,431)  3,883     (10,768,756) (4,314,175)   97,571  194,047
Net assets at beginning of year                21,381  17,498      25,385,561  29,699,736   241,530   47,483
                                            ------------------------------------------------------------------
Net assets at end of year                    $ 16,950  21,381      14,616,805  25,385,561   339,101  241,530
                                            ==================================================================
Changes in units (note 5):
   Units purchased                                890     491         334,133     176,622   107,446   23,380
   Units redeemed                                (216)   (359)       (687,615)   (717,860)  (77,678)  (8,381)
                                            ------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    674     132        (353,482)   (541,238)   29,768   14,999
                                            ==================================================================

                 See accompanying notes to financial statements

                                                                    AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                   ----------------------------------------------------------------------
                                                   AIM V.I. GOVERNMENT     AIM V.I. INTERNATIONAL     AIM V.I. LARGE CAP
                                                    SECURITIES FUND --          GROWTH FUND --            GROWTH FUND --
                                                     SERIES I SHARES          SERIES II SHARES         SERIES I SHARES
                                                   ----------------------------------------------------------------------
                                                        YEAR ENDED              YEAR ENDED               YEAR ENDED
                                                       DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                       2008     2007         2008          2007        2008       2007
                                                   ----------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                   $   645      703    (1,075,017)      (869,471)     (354)      (430)
   Net realized gain (loss) on investments               782     (343)  (21,419,236)     4,677,982       121        327
   Change in unrealized appreciation
      (depreciation) on investments                      979      217   (28,473,284)     2,946,219   (11,523)     4,046
   Capital gain distributions                             --       --       908,027             --        --         --
                                                   ----------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                            2,406      577   (50,059,510)     6,754,730   (11,756)     3,943
                                                   ----------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                          240      623    39,623,706     35,698,548        --         --
   Death benefits                                         --       --      (412,136)      (128,277)       --         --
   Surrenders                                             --   (1,575)   (4,701,797)    (4,733,494)   (1,392)    (2,000)
   Administrative expenses                                --       --      (205,582)      (116,370)      (98)      (101)
   Capital contribution (withdrawal)                      --       --            --             --        --         --
   Transfers between subaccounts
      (including fixed account), net                  (1,066)   5,737   (22,595,440)     8,535,091      (370)       847
                                                   ----------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                   (826)   4,785    11,708,751     39,255,498    (1,860)    (1,254)
                                                   ----------------------------------------------------------------------
Increase (decrease) in net assets                      1,580    5,362   (38,350,759)    46,010,228   (13,616)     2,689
Net assets at beginning of year                       20,918   15,556    89,441,029     43,430,801    31,303     28,614
                                                   ----------------------------------------------------------------------
Net assets at end of year                            $22,498   20,918    51,090,270     89,441,029    17,687     31,303
                                                   ======================================================================
Changes in units (note 5):
   Units purchased                                     2,648    2,403    16,579,773      6,317,075        55         86
   Units redeemed                                     (2,702)  (2,068)  (15,878,776)    (3,616,229)     (246)      (199)
                                                   ----------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                           (54)     335       700,997      2,700,846      (191)      (113)
                                                   ======================================================================

                 See accompanying notes to financial statements

                                                          AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                   -------------------------------------------------------

                                                   AIM V.I. TECHNOLOGY FUND --  AIM V.I. UTILITIES FUND --
                                                        SERIES I SHARES             SERIES I SHARES
                                                   -------------------------------------------------------
                                                            YEAR ENDED                  YEAR ENDED
                                                           DECEMBER 31,                DECEMBER 31,
                                                   -------------------------------------------------------
                                                         2008        2007            2008         2007
                                                   -------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                    $   (69)         (84)            97          55
   Net realized gain (loss) on investments                  1           17            (32)        554
   Change in unrealized appreciation
      (depreciation) on investments                    (5,094)         795         (2,139)        (70)
   Capital gain distributions                              --           --            462         154
                                                   -------------------------------------------------------
         Increase (decrease) in net assets
            from operations                            (5,162)         728         (1,612)        693
                                                   -------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                            --           --             --          68
   Death benefits                                          --           --             --          --
   Surrenders                                              --           --             --          --
   Administrative expenses                                 --           --             --          --
   Capital contribution (withdrawal)                       --           --             --          --
   Transfers between subaccounts
      (including fixed account), net                      223           60          1,371      (5,789)
                                                   -------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                     223           60          1,371      (5,721)
                                                   -------------------------------------------------------
Increase (decrease) in net assets                      (4,939)         788           (241)     (5,028)
Net assets at beginning of year                        11,295       10,507          3,717       8,745
                                                   -------------------------------------------------------
Net assets at end of year                             $ 6,356       11,295          3,476       3,717
                                                   =======================================================
Changes in units (note 5):
   Units purchased                                         69           18            165           6
   Units redeemed                                          --           --            (51)       (533)
                                                   -------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                             69           18            114        (527)
                                                   =======================================================

                                                      THE ALGER AMERICAN FUND
                                                   ----------------------------
                                                   ALGER AMERICAN -- LARGECAP
                                                         GROWTH PORTFOLIO --
                                                         CLASS O SHARES
                                                   ----------------------------
                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                   ----------------------------
                                                         2008          2007
                                                   ----------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                     (677,700)      (914,294)
   Net realized gain (loss) on investments           (1,020,323)     2,797,065
   Change in unrealized appreciation
      (depreciation) on investments                 (30,086,377)    11,837,601
   Capital gain distributions                                --             --
                                                   ----------------------------
         Increase (decrease) in net assets
            from operations                         (31,784,400)    13,720,372
                                                   ----------------------------
From capital transactions (note 4):
   Net premiums                                         112,552        173,362
   Death benefits                                      (516,583)      (823,923)
   Surrenders                                       (10,319,560)   (16,116,889)
   Administrative expenses                              (77,077)       (94,787)
   Capital contribution (withdrawal)                         --             --
   Transfers between subaccounts
      (including fixed account), net                 (2,782,495)    (5,272,820)
                                                   ----------------------------
         Increase (decrease) in net assets
            from capital transactions               (13,583,163)   (22,135,057)
                                                   ----------------------------
Increase (decrease) in net assets                   (45,367,563)    (8,414,685)
Net assets at beginning of year                      77,446,556     85,861,241
                                                   ----------------------------
Net assets at end of year                            32,078,993     77,446,556
                                                   ============================
Changes in units (note 5):
   Units purchased                                      561,205        410,572
   Units redeemed                                    (1,692,892)    (1,879,363)
                                                   ----------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                       (1,131,687)    (1,468,791)
                                                   ============================

                 See accompanying notes to financial statements

                                                        THE ALGER AMERICAN
                                                         FUND (CONTINUED)
                                                   ----------------------------
                                                          ALGER AMERICAN
                                                   SMALLCAP GROWTH PORTFOLIO --
                                                          CLASS O SHARES
                                                   ----------------------------

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                   ----------------------------
                                                         2008         2007
                                                   ----------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                  $   (637,075)   (1,047,934)
   Net realized gain (loss) on investments             2,088,139     9,182,649
   Change in unrealized appreciation
      (depreciation) on investments                  (28,796,154)    2,367,531
   Capital gain distributions                            616,947            --
                                                   ----------------------------
         Increase (decrease) in net assets
            from operations                          (26,728,143)   10,502,246
                                                   ----------------------------
From capital transactions (note 4):
   Net premiums                                           58,313        71,411
   Death benefits                                       (373,231)     (298,378)
   Surrenders                                         (8,545,091)  (16,487,750)
   Administrative expenses                               (60,706)      (79,490)
   Capital contribution (withdrawal)                          --            --
   Transfers between subaccounts
      (including fixed account), net                  (4,396,839)   (1,674,776)
                                                   ----------------------------
         Increase (decrease) in net assets
            from capital transactions                (13,317,554)  (18,468,983)
                                                   ----------------------------
Increase (decrease) in net assets                    (40,045,697)   (7,966,737)
Net assets at beginning of year                       65,664,192    73,630,929
                                                   ----------------------------
Net assets at end of year                           $ 25,618,495    65,664,192
                                                   ============================
Changes in units (note 5):
   Units purchased                                       759,711       851,214
   Units redeemed                                     (1,950,500)   (2,201,194)
                                                   ----------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                        (1,190,789)   (1,349,980)
                                                   ============================


                                                     ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                                   --------------------------------------------------------
                                                    ALLIANCEBERNSTEIN BALANCED     ALLIANCEBERNSTEIN GLOBAL
                                                     WEALTH STRATEGY PORTFOLIO --   TECHNOLOGY PORTFOLIO --
                                                              CLASS B                     CLASS B
                                                   --------------------------------------------------------
                                                                    PERIOD FROM
                                                    YEAR ENDED     AUGUST 27 TO          YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31         DECEMBER 31,
                                                   --------------------------------------------------------
                                                        2008           2007           2008          2007
                                                   --------------------------------------------------------
Increase (decrease) in net assets
From operations:
Net investment income (expense)                        176,297         (23,113)       (69,559)     (89,790)
   Net realized gain (loss) on investments          (1,213,550)         (2,604)      (489,929)     419,640
   Change in unrealized appreciation
      (depreciation) on investments                 (4,705,150)        (68,480)    (2,412,520)     353,030
   Capital gain distributions                          286,892              --             --           --
                                                   --------------------------------------------------------
         Increase (decrease) in net assets
            from operations                         (5,455,511)        (94,197)    (2,972,008)     682,880
                                                   --------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                     12,795,616       6,241,612        313,536      639,498
   Death benefits                                           --              --         (8,555)    (198,250)
   Surrenders                                         (289,666)          9,244       (310,570)    (363,985)
   Administrative expenses                             (46,984)             --        (11,875)     (17,127)
   Capital contribution (withdrawal)                        --              --             --           --
   Transfers between subaccounts
      (including fixed account), net                 1,813,323       1,193,171       (343,423)   1,541,374
                                                   --------------------------------------------------------
        Increase (decrease) in net assets
            from capital transactions               14,272,289       7,444,027       (360,887)   1,601,510
                                                   --------------------------------------------------------
Increase (decrease) in net assets                    8,816,778       7,349,830     (3,332,895)   2,284,390
Net assets at beginning of year                      7,349,830              --      6,431,018    4,146,628
                                                   --------------------------------------------------------
Net assets at end of year                           16,166,608       7,349,830      3,098,123    6,431,018
                                                   ========================================================
Changes in units (note 5):
   Units purchased                                   3,164,598         803,285        312,615      616,284
   Units redeemed                                   (1,525,083)        (79,165)      (327,582)    (528,601)
                                                   --------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                       1,639,515         724,120        (14,967)      87,683
                                                   ========================================================

                 See accompanying notes to financial statements

                                                  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                                            -------------------------------------------------------------------------------
                                                                             ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                             ALLIANCEBERNSTEIN GROWTH          INTERNATIONAL                LARGE CAP
                                              AND INCOME PORTFOLIO --        VALUE PORTFOLIO --       GROWTH PORTFOLIO --
                                                     CLASS B                      CLASS B                   CLASS B
                                            -------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                 2008          2007         2008          2007        2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  2,961,181      (40,516)      447,866      981,152     (348,147)   (480,770)
   Net realized gain (loss) on investments     (9,412,542)  11,334,152   (96,941,416)   6,362,171      (72,512)  1,572,046
   Change in unrealized appreciation
      (depreciation) on investments           (66,723,036) (13,350,563)  (54,775,978)  (7,494,177) (10,586,164)  2,313,694
   Capital gain distributions                  17,130,860    7,975,486     8,477,020    3,022,073           --          --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (56,043,537)   5,918,559  (142,792,508)   2,871,219  (11,006,823)  3,404,970
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 1,376,160    2,117,172    82,871,961   79,501,942      202,773     518,066
   Death benefits                                (442,688)  (1,045,505)   (1,285,248)     (38,167)     (80,132)   (290,852)
   Surrenders                                 (16,645,597) (25,586,366)   (8,874,504)  (8,814,972)  (3,017,337) (4,608,315)
   Administrative expenses                       (201,234)    (302,606)     (381,305)    (213,543)     (49,034)    (59,178)
   Capital contribution (withdrawal)                   --           --            --           --           --          --
   Transfers between subaccounts
      (including fixed account), net           (8,425,981) (13,197,460)  (41,218,651)   7,894,784     (391,006) (1,970,986)
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (24,339,340) (38,014,765)   31,112,253   78,330,044   (3,334,736) (6,411,265)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets             (80,382,877) (32,096,206) (111,680,255)  81,201,263  (14,341,559) (3,006,295)
Net assets at beginning of year               151,327,250  183,423,456   180,154,479   98,953,216   29,206,024  32,212,319
                                            -------------------------------------------------------------------------------
Net assets at end of year                    $ 70,944,373  151,327,250    68,474,224  180,154,479   14,864,465  29,206,024
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                              1,798,593    1,550,818    42,126,487   13,327,844      531,215     322,806
   Units redeemed                              (3,850,834)  (4,198,974)  (43,112,041)  (7,728,047)  (1,084,439) (1,184,014)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (2,052,241)  (2,648,156)     (985,554)   5,599,797     (553,224)   (861,208)
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                ALLIANCEBERNSTEIN
                                                VARIABLE PRODUCTS
                                                   SERIES FUND,                    AMERICAN CENTURY
                                                INC. (CONTINUED)              VARIABLE PORTFOLIOS, INC.
                                            -------------------------  ---------------------------------------
                                             ALLIANCEBERNSTEIN SMALL      VP INCOME &       VP INTERNATIONAL
                                             CAP GROWTH PORTFOLIO --    GROWTH FUND --           FUND --
                                                     CLASS B                CLASS I             CLASS I
                                            -------------------------------------------------------------------
                                                    YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                                            -------------------------------------------------------------------
                                                 2008         2007       2008     2007      2008        2007
                                            -------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  (101,181)    (130,304)     210       58     (29,233)   (33,488)
   Net realized gain (loss) on investments    (1,116,850)     911,004   (4,047)   2,692    (773,617)   151,977
   Change in unrealized appreciation
      (depreciation) on investments           (2,904,542)     (53,744) (56,791)  (4,601) (1,176,740)   253,981
   Capital gain distributions                         --           --   13,372       --     268,768         --
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (4,122,573)     726,956  (47,256)  (1,851) (1,710,822)   372,470
                                            -------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  544,629      603,523       --       --     294,916  1,279,736
   Death benefits                                (79,521)     (76,335)      --       --          --         --
   Surrenders                                 (1,051,241)  (1,676,864)  (5,500)  (5,653)   (177,020)   (77,565)
   Administrative expenses                       (14,172)     (15,111)    (212)    (272)     (3,887)    (2,117)
   Capital contribution (withdrawal)                  --           --       --       --          --         --
   Transfers between subaccounts
      (including fixed account), net          (2,030,859)   4,128,417    9,110    4,586     173,922    202,680
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,631,164)   2,963,630    3,398   (1,339)    287,931  1,402,734
                                            -------------------------------------------------------------------
Increase (decrease) in net assets             (6,753,737)   3,690,586  (43,858)  (3,190) (1,422,891) 1,775,204
Net assets at beginning of year               11,344,201    7,653,615  132,319  135,509   3,331,108  1,555,904
                                            -------------------------------------------------------------------
Net assets at end of year                    $ 4,590,464   11,344,201   88,461  132,319   1,908,217  3,331,108
                                            ===================================================================
Changes in units (note 5):
   Units purchased                               787,049      888,780    2,040    1,756     879,609    363,424
   Units redeemed                             (1,042,565)    (623,028)  (1,493)  (1,770)   (862,281)  (269,326)
                                            -------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (255,516)     265,752      547      (14)     17,328     94,098
                                            ===================================================================

                 See accompanying notes to financial statements

                                                                                        AMERICAN
                                                  AMERICAN CENTURY VARIABLE         CENTURY VARIABLE
                                                PORTFOLIOS, INC. (CONTINUED)       PORTFOLIOS II, INC.
                                            -----------------------------------------------------------
                                                                                      VP INFLATION
                                               VP ULTRA(R)     VP VALUE FUND --    PROTECTION FUND --
                                             FUND -- CLASS I       CLASS I              CLASS II
                                            -----------------------------------------------------------
                                                 YEAR ENDED       YEAR ENDED          YEAR ENDED
                                                DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                            -----------------------------------------------------------
                                              2008     2007     2008     2007       2008        2007
                                            -----------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $ (1,016) (1,158)  11,557    20,151     133,657    119,859
   Net realized gain (loss) on investments      (264)  1,484  (18,932)  (10,986)   (154,504)   (12,921)
   Change in unrealized appreciation
      (depreciation) on investments          (36,472) 10,646  (73,958)  (36,231)  1,816,412    174,616
   Capital gain distributions                  8,680      --   14,184    11,395          --         --
                                            -----------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (29,072) 10,972  (67,149)  (15,671)  1,795,565    281,554
                                            -----------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   --      --    5,060    90,266   9,652,860    552,720
   Death benefits                                 --      --       --        --     (41,581)    (6,703)
   Surrenders                                   (662)   (821) (11,172)   (7,966) (2,282,642)  (299,612)
   Administrative expenses                      (269)   (372)    (544)     (502)    (78,650)    (5,228)
   Capital contribution (withdrawal)              --      --       --        --          --         --
   Transfers between subaccounts
      (including fixed account), net          11,069  (7,932)  37,885  (162,112) 71,748,943   (242,339)
                                            -----------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         10,138  (9,125)  31,229   (80,314) 78,998,930     (1,162)
                                            -----------------------------------------------------------
Increase (decrease) in net assets            (18,934)  1,847  (35,920)  (95,985) 80,794,495    280,392
Net assets at beginning of year               62,247  60,400  211,838   307,823   4,157,451  3,877,059
                                            -----------------------------------------------------------
Net assets at end of year                   $ 43,313  62,247  175,918   211,838  84,951,946  4,157,451
                                            ===========================================================
Changes in units (note 5):
   Units purchased                             2,113     254   31,645    36,411  11,086,895    293,480
   Units redeemed                             (1,055) (1,009) (29,639)  (44,440) (3,110,278)  (295,026)
                                            -----------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 1,058    (755)   2,006    (8,029)  7,976,617     (1,546)
                                            ===========================================================

                 See accompanying notes to financial statements

                                                                 BLACKROCK VARIABLE SERIES FUNDS, INC.
                                            ---------------------------------------------------------------------------
                                                 BLACKROCK BASIC          BLACKROCK GLOBAL        BLACKROCK LARGE CAP
                                               VALUE V.I. FUND --      ALLOCATION V.I. FUND --    GROWTH V.I. FUND --
                                                    CLASS III                 CLASS III                CLASS III
                                            ---------------------------------------------------------------------------
                                                    YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                            ---------------------------------------------------------------------------
                                                2008         2007         2008         2007         2008        2007
                                            ---------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $     58,318     113,694     2,372,846    5,598,731     (38,747)   (45,969)
   Net realized gain (loss) on investments    (2,386,181)     (4,400)  (25,428,483)   4,022,789    (284,019)   203,496
   Change in unrealized appreciation
      (depreciation) on investments           (3,520,316) (2,288,690)  (69,346,094)  (2,929,979) (1,251,518)    30,898
   Capital gain distributions                    132,402   1,944,019     1,666,320   12,116,498          --         --
                                            ---------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (5,715,777)   (235,377)  (90,735,411)  18,808,039  (1,574,284)   188,425
                                            ---------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                1,134,379   2,172,632   189,049,653  165,243,829     130,995    866,549
   Death benefits                                     --          --      (344,724)          --     (27,064)       408
   Surrenders                                   (893,424)   (564,248)  (17,348,540)  (4,858,659)   (196,184)  (418,943)
   Administrative expenses                       (30,787)    (37,746)     (831,224)     (47,806)     (7,052)    (4,905)
   Capital contribution (withdrawal)                  --          --            --           --          --         --
   Transfers between subaccounts
      (including fixed account), net          (1,678,537)  1,552,350    (1,339,538)  26,181,683     817,376   (297,195)
                                            ---------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (1,468,369)  3,122,988   169,185,627  186,519,047     718,071    145,914
                                            ---------------------------------------------------------------------------
Increase (decrease) in net assets             (7,184,146)  2,887,611    78,450,216  205,327,086    (856,213)   334,339
Net assets at beginning of year               16,049,051  13,161,440   265,528,154   60,201,068   3,246,142  2,911,803
                                            ---------------------------------------------------------------------------
Net assets at end of year                   $  8,864,905  16,049,051   343,978,370  265,528,154   2,389,929  3,246,142
                                            ===========================================================================
Changes in units (note 5):
   Units purchased                               568,347     694,401    47,968,111   26,457,651     216,536    179,217
   Units redeemed                               (678,831)   (473,093)  (31,552,594) (11,022,463)   (151,636)  (167,802)
                                            ---------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (110,484)    221,308    16,415,517   15,435,188      64,900     11,415
                                            ===========================================================================

                 See accompanying notes to financial statements

                                            BLACKROCK VARIABLE SERIES
                                             FUNDS, INC. (CONTINUED)            COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                                            --------------------------  --------------------------------------------------------
                                                  BLACKROCK VALUE       COLUMBIA MARSICO GROWTH   COLUMBIA MARSICO INTERNATIONAL
                                            OPPORTUNITIES V.I. FUND --  FUND, VARIABLE SERIES --    OPPORTUNITIES FUND, VARIABLE
                                                    CLASS III                   CLASS A                   SERIES -- CLASS B
                                            ------------------------------------------------------------------------------------
                                                     YEAR ENDED                YEAR ENDED                    YEAR ENDED
                                                    DECEMBER 31,              DECEMBER 31,                  DECEMBER 31,
                                            ------------------------------------------------------------------------------------
                                                2008         2007           2008         2007           2008          2007
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    96,709       282,370      (609,572)    (914,608)    10,951,513       199,655
   Net realized gain (loss) on investments   (3,139,540)   (1,632,842)      265,504    3,209,101    (38,957,932)   10,175,550
   Change in unrealized appreciation
      (depreciation) on investments               4,600        58,613   (23,945,989)   6,365,696    (71,648,938)    6,491,483
   Capital gain distributions                    76,574     1,084,958            --           --     13,656,501     2,623,749
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (2,961,657)     (206,901)  (24,290,057)   8,660,189    (85,998,856)   19,490,437
                                            ------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 506,871       760,469     2,438,377    3,090,276     37,448,401    36,945,243
   Death benefits                                23,474        (5,741)     (188,487)     (27,524)      (331,495)     (740,216)
   Surrenders                                  (805,342)     (575,076)   (5,233,131)  (4,687,173)    (8,674,466)   (8,272,007)
   Administrative expenses                      (12,099)      (16,404)     (108,464)    (131,817)      (286,335)     (217,826)
   Capital contribution (withdrawal)                 --            --            --           --             --            --
   Transfers between subaccounts
      (including fixed account), net            186,624       251,091   (12,044,622)   7,539,016    (19,489,582)   (6,413,182)
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (100,472)      414,339   (15,136,327)   5,782,778      8,666,523    21,302,012
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets            (3,062,129)      207,438   (39,426,384)  14,442,967    (77,332,333)   40,792,449
Net assets at beginning of year               7,407,520     7,200,082    71,729,481   57,286,514    141,978,282   101,185,833
                                            ------------------------------------------------------------------------------------
Net assets at end of year                   $ 4,345,391     7,407,520    32,303,097   71,729,481     64,645,949   141,978,282
                                            ====================================================================================
Changes in units (note 5):
   Units purchased                              389,998       250,336     1,052,427    1,421,635     17,048,143     6,005,308
   Units redeemed                              (382,925)     (218,422)   (1,946,847)  (1,128,645)   (16,940,949)   (4,538,951)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    7,073        31,914      (894,420)     292,990        107,194     1,466,357
                                            ====================================================================================

                 See accompanying notes to financial statements

                                                                              DREYFUS                       DREYFUS
                                                    DREYFUS            INVESTMENT PORTFOLIOS       VARIABLE INVESTMENT FUND
                                            ----------------------  ---------------------------  ---------------------------
                                             THE DREYFUS SOCIALLY
                                              RESPONSIBLE GROWTH        DREYFUS INVESTMENT       DREYFUS VARIABLE INVESTMENT
                                                  FUND, INC. --     PORTFOLIOS -- MIDCAP STOCK       FUND -- MONEY MARKET
                                                 INITIAL SHARES     PORTFOLIO -- INITIAL SHARES           PORTFOLIO
                                            --------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,                DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                2008        2007           2008      2007             2008        2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (32,174)   (52,960)        6,860     1,597             4,049      17,199
   Net realized gain (loss) on investments      (53,331)    45,108        (2,198)   (1,473)               --         (94)
   Change in unrealized appreciation
      (depreciation) on investments          (1,634,030)   326,878       (74,044)  (15,191)               (1)         88
   Capital gain distributions                        --         --        10,604    15,542                --          --
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (1,719,535)   319,026       (58,778)      475             4,048      17,193
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   1,672      4,860            --        --           124,769      61,256
   Death benefits                               (14,581)   (35,646)           --        --          (337,421) (1,063,592)
   Surrenders                                  (255,646)  (475,119)       (1,535)   (1,274)         (582,369)   (918,323)
   Administrative expenses                      (15,928)   (16,003)         (771)     (870)           (1,602)       (527)
   Capital contribution (withdrawal)                 --         --            --        --                --          --
   Transfers between subaccounts
      (including fixed account), net            (35,947)  (113,615)        3,492   (11,425)          952,337   2,019,300
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (320,430)  (635,523)        1,186   (13,569)          155,714      98,114
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets            (2,039,965)  (316,497)      (57,592)  (13,094)          159,762     115,307
Net assets at beginning of year               5,055,351  5,371,848       144,039   157,133           638,445     523,138
                                            --------------------------------------------------------------------------------
Net assets at end of year                   $ 3,015,386  5,055,351        86,447   144,039           798,207     638,445
                                            ================================================================================
Changes in units (note 5):
   Units purchased                               14,006      9,073           812       229           172,243     287,588
   Units redeemed                               (68,746)   (99,497)         (515)   (1,226)         (157,690)   (277,834)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (54,740)   (90,424)          297      (997)           14,553       9,754
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                     DWS VARIABLE SERIES II
                                            -----------------------------------------------------------------------
                                               DWS DREMAN HIGH            DWS DREMAN
                                            RETURN EQUITY VIP --  SMALL MID CAP VALUE VIP --  DWS TECHNOLOGY VIP --
                                               CLASS B SHARES           CLASS B SHARES           CLASS B SHARES
                                            -----------------------------------------------------------------------
                                                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                                DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                            -----------------------------------------------------------------------
                                               2008       2007           2008     2007            2008     2007
                                            -----------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  5,354      (898)         6,470    1,868            (138)    (165)
   Net realized gain (loss) on investments    (14,706)      317         (9,881)      34               1       84
   Change in unrealized appreciation
      (depreciation) on investments           (65,820)   (5,445)       (50,344)  (9,759)         (5,498)   1,365
   Capital gain distributions                  16,026     1,113         25,381    7,944              --       --
                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (59,146)   (4,913)       (28,374)      87          (5,635)   1,284
                                            -----------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    --        --             --       --              --      620
   Death benefits                                  --        --             --       --              --       --
   Surrenders                                  (5,226)   (3,388)          (791)    (830)             --      (85)
   Administrative expenses                       (169)     (221)          (268)    (295)            (23)     (27)
   Capital contribution (withdrawal)               --        --             --       --              --       --
   Transfers between subaccounts
      (including fixed account), net            2,254     4,817         (1,104)  18,233             514      (64)
                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (3,141)    1,208         (2,163)  17,108             491      444
                                            -----------------------------------------------------------------------
Increase (decrease) in net assets             (62,287)   (3,705)       (30,537)  17,195          (5,144)   1,728
Net assets at beginning of year               129,061   132,766         89,041   71,846          11,891   10,163
                                            -----------------------------------------------------------------------
Net assets at end of year                    $ 66,774   129,061         58,504   89,041           6,747   11,891
                                            =======================================================================
Changes in units (note 5):
   Units purchased                              2,875       717            994      869             105       74
   Units redeemed                              (2,713)     (560)          (938)    (148)            (45)     (42)
                                            -----------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    162       157             56      721              60       32
                                            =======================================================================

                 See accompanying notes to financial statements

                                                                                                       EVERGREEN VARIABLE
                                                          EATON VANCE VARIABLE TRUST                      ANNUITY TRUST
                                            -----------------------------------------------------  --------------------------
                                                                            VT WORLDWIDE HEALTH    EVERGREEN VA OMEGA FUND --
                                            VT FLOATING-RATE INCOME FUND      SCIENCES FUND                  CLASS 2
                                            ---------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                                 2008          2007          2008         2007          2008        2007
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  2,495,355    2,448,128      (151,972)    (169,943)     (20,428)    (13,900)
   Net realized gain (loss) on investments     (9,128,769)    (623,623)     (337,901)     485,605     (609,385)     90,099
   Change in unrealized appreciation
      (depreciation) on investments           (12,343,720)  (1,807,299)   (1,773,454)     103,180     (181,555)     36,824
   Capital gain distributions                          --           --     1,087,048       93,857           --          --
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (18,977,134)      17,206    (1,176,279)     512,699     (811,368)    113,023
                                            ---------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                23,320,624   14,841,094       360,256      582,592       33,508     105,196
   Death benefits                                  36,915      (55,913)      (60,265)    (166,169)          --          --
   Surrenders                                  (5,113,432)  (8,845,646)     (864,675)  (1,249,024)    (115,793)    (34,781)
   Administrative expenses                       (150,986)     (99,176)      (26,858)     (30,527)      (3,606)     (2,513)
   Capital contribution (withdrawal)                   --           --            --           --           --          --
   Transfers between subaccounts
      (including fixed account), net          (24,976,178)  13,062,443       495,284     (766,145)   1,092,079     150,628
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (6,883,057)  18,902,802       (96,258)  (1,629,273)   1,006,188     218,530
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets             (25,860,191)  18,920,008    (1,272,537)  (1,116,574)     194,820     331,553
Net assets at beginning of year                65,664,291   46,744,283    10,454,303   11,570,877    1,054,985     723,432
                                            ---------------------------------------------------------------------------------
Net assets at end of year                    $ 39,804,100   65,664,291     9,181,766   10,454,303    1,249,805   1,054,985
                                            =================================================================================
Changes in units (note 5):
   Units purchased                             11,687,030    5,402,256       426,182      205,205      920,379     178,077
   Units redeemed                             (12,587,074)  (3,535,497)     (459,986)    (323,676)    (864,695)   (157,203)
                                            ---------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   (900,044)   1,866,759       (33,804)    (118,471)      55,684      20,874
                                            =================================================================================

                 See accompanying notes to financial statements

                                                                        FEDERATED INSURANCE SERIES
                                            ---------------------------------------------------------------------------------
                                            FEDERATED AMERICAN LEADERS   FEDERATED CAPITAL INCOME  FEDERATED HIGH INCOME BOND
                                             FUND II -- PRIMARY SHARES            FUND II           FUND II -- PRIMARY SHARES
                                            ---------------------------------------------------------------------------------
                                                    YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                                   DECEMBER 31,                 DECEMBER 31,              DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                                2008           2007         2008         2007         2008           2007
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,172,146       521,748      562,353      654,449     2,279,745     2,687,460
   Net realized gain (loss) on investments    (4,594,402)      308,651     (688,420)      22,051    (2,669,995)     (150,365)
   Change in unrealized appreciation
      (depreciation) on investments          (11,675,387)   (8,820,304)  (2,632,670)    (220,659)   (6,661,922)   (1,671,322)
   Capital gain distributions                  5,771,902     3,991,606           --           --            --            --
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (9,325,741)   (3,998,299)  (2,758,737)     455,841    (7,052,172)      865,773
                                            ---------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   12,594        21,366       57,741       41,398        39,540        25,519
   Death benefits                               (378,771)     (371,740)    (215,123)    (185,770)     (426,017)     (468,958)
   Surrenders                                 (4,558,462)   (9,148,608)  (2,332,397)  (3,683,817)   (6,318,537)   (8,924,285)
   Administrative expenses                       (33,847)      (46,971)     (16,852)     (20,087)      (31,665)      (39,977)
   Capital contribution (withdrawal)                  --            --           --           --            --            --
   Transfers between subaccounts
      (including fixed account), net          (1,426,509)   (1,138,308)    (485,659)    (558,623)   (2,131,307)   (1,605,777)
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (6,384,995)  (10,684,261)  (2,992,290)  (4,406,899)   (8,867,986)  (11,013,478)
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets            (15,710,736)  (14,682,560)  (5,751,027)  (3,951,058)  (15,920,158)  (10,147,705)
Net assets at beginning of year               30,711,844    45,394,404   14,800,946   18,752,004    33,363,304    43,511,009
                                            ---------------------------------------------------------------------------------
Net assets at end of year                   $ 15,001,108    30,711,844    9,049,919   14,800,946    17,443,146    33,363,304
                                            =================================================================================
Changes in units (note 5):
   Units purchased                               156,816       138,153      205,977      151,791       786,065     1,088,754
   Units redeemed                               (671,917)     (759,475)    (438,790)    (494,112)   (1,386,057)   (1,756,347)
                                            ---------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (515,101)     (621,322)    (232,813)    (342,321)     (599,992)     (667,593)
                                            =================================================================================

                 See accompanying notes to financial statements

                                                                                                            FIDELITY(R) VARIABLE
                                                      FEDERATED INSURANCE SERIES (CONTINUED)              INSURANCE PRODUCTS FUND
                                            --------------------------------------------------------   -----------------------------
                                              FEDERATED HIGH INCOME BOND       FEDERATED KAUFMANN           VIP ASSET MANAGER(SM)
                                              FUND II -- SERVICE SHARES    FUND II -- SERVICE SHARES    PORTFOLIO -- INITIAL CLASS
                                            ----------------------------------------------------------------------------------------
                                                         YEAR ENDED                YEAR ENDED                    YEAR ENDED
                                                         DECEMBER 31,              DECEMBER 31,                  DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                    2008        2007           2008        2007               2008        2007
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)             $  2,513,977   2,376,457        738,447     105,192          7,221,142    5,836,421
   Net realized gain (loss) on investments       (2,466,343)   (100,533)      (362,667)  3,901,205         (2,822,705)   2,070,928
   Change in unrealized appreciation
      (depreciation) on investments              (8,772,916) (1,591,873)   (24,742,325)  3,264,623        (39,696,221)   4,520,804
   Capital gain distributions                            --          --      3,154,616   1,885,860          4,339,514    3,502,659
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                      (8,725,282)    684,051    (21,211,929)  9,156,880        (30,958,270)  15,930,812
                                            ----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                     675,912   1,818,981      3,273,067   2,541,184            107,222      126,810
   Death benefits                                  (311,895)   (538,182)      (272,635)   (585,892)        (1,095,159)  (1,397,976)
   Surrenders                                    (4,787,924) (4,881,896)    (3,488,803) (3,770,605)       (15,741,011) (21,801,473)
   Administrative expenses                          (67,093)    (78,181)      (137,370)   (168,967)           (95,706)    (106,510)
   Capital contribution (withdrawal)                     --          --             --          --                 --           --
   Transfers between subaccounts
      (including fixed account), net             (3,143,145)   (647,282)    10,794,034    (137,107)          (641,598)  (1,599,890)
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions            (7,634,145) (4,326,560)    10,168,293  (2,121,387)       (17,466,252) (24,779,039)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets               (16,359,427) (3,642,509)   (11,043,636)  7,035,493        (48,424,522)  (8,848,227)
Net assets at beginning of year                  38,240,010  41,882,519     56,888,259  49,852,766        116,425,523  125,273,750
                                            ----------------------------------------------------------------------------------------
Net assets at end of year                      $ 21,880,583  38,240,010     45,844,623  56,888,259         68,001,001  116,425,523
                                            ========================================================================================
Changes in units (note 5):
   Units purchased                                  947,435   1,788,020      3,931,834     802,185            478,084      258,065
   Units redeemed                                (1,538,594) (2,102,116)    (1,733,145)   (918,085)        (1,125,455)  (1,142,299)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                     (591,159)   (314,096)     2,198,689    (115,900)          (647,371)    (884,234)
                                            ========================================================================================

                 See accompanying notes to financial statements

                                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            -----------------------------------------------------------------------------------
                                               VIP ASSET MANAGER(SM)
                                                     PORTFOLIO             VIP BALANCED PORTFOLIO  VIP CONTRAFUND(R) PORTFOLIO
                                                   -- SERVICE CLASS 2         -- SERVICE CLASS 2          -- INITIAL CLASS
                                            -----------------------------------------------------------------------------------
                                                      YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                                                      DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                   2008         2007          2008         2007          2008          2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)             $  1,553,959   1,019,937        406,270     904,389     (1,094,227)  12,256,613
   Net realized gain (loss) on investments       (1,163,248)    542,112     (4,627,111)    360,723    (21,105,735)  30,284,712
   Change in unrealized appreciation
      (depreciation) on investments              (9,197,084)    896,664    (19,334,511)    (40,812)  (106,852,218) (56,168,795)
   Capital gain distributions                     1,048,704     758,884      1,232,435     289,364      7,070,601   65,112,802
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                      (7,757,669)  3,217,597    (22,322,917)  1,513,664   (121,981,579)  51,485,332
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                      78,332     299,323     12,552,034  29,022,798        702,349      341,085
   Death benefits                                    96,099     (34,537)       (50,697)       (419)    (2,613,889)  (2,968,976)
   Surrenders                                    (1,245,596) (1,947,171)    (3,981,730) (1,453,670)   (46,143,313) (76,152,930)
   Administrative expenses                          (39,086)    (41,405)       (67,465)    (15,665)      (294,675)    (347,451)
   Capital contribution (withdrawal)                     --          --             --          --             --           --
   Transfers between subaccounts
      (including fixed account), net             (1,958,381)   (875,631)     2,738,161   8,201,359    (19,096,384)  (9,859,082)
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions            (3,068,632) (2,599,421)    11,190,303  35,754,403    (67,445,912) (88,987,354)
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets               (10,826,301)    618,176    (11,132,614) 37,268,067   (189,427,491) (37,502,022)
Net assets at beginning of year                  27,112,362  26,494,186     55,927,828  18,659,761    328,218,422  365,720,444
                                            -----------------------------------------------------------------------------------
Net assets at end of year                      $ 16,286,061  27,112,362     44,795,214  55,927,828    138,790,931  328,218,422
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                                  669,480     469,845      7,854,516   5,830,216      1,755,648    1,768,321
   Units redeemed                                  (974,594)   (696,843)    (6,514,247) (2,550,421)    (5,042,027)  (5,073,626)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                     (305,114)   (226,998)     1,340,269   3,279,795     (3,286,379)  (3,305,305)
                                            ===================================================================================

                 See accompanying notes to financial statements

                                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            --------------------------------------------------------------------------------
                                                                          VIP DYNAMIC CAPITAL
                                            VIP CONTRAFUND(R) PORTFOLIO  APPRECIATION PORTFOLIO  VIP EQUITY-INCOME PORTFOLIO
                                                 -- SERVICE CLASS 2         -- SERVICE CLASS 2         -- INITIAL CLASS
                                            --------------------------------------------------------------------------------
                                                    YEAR ENDED               YEAR ENDED                    YEAR ENDED
                                                   DECEMBER 31,             DECEMBER 31,                  DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                 2008           2007         2008         2007        2008          2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $  (1,930,303)  10,134,015      (36,762)   172,177      1,578,478    2,318,915
   Net realized gain (loss) on investments     (59,626,810)  13,220,268     (417,896)   253,989    (16,663,825)  18,068,887
   Change in unrealized appreciation
      (depreciation) on investments            (69,029,266) (41,968,061)  (1,329,237)  (446,778)   (86,476,852) (38,599,227)
   Capital gain distributions                    6,168,989   54,068,285       23,247    277,001        216,668   21,346,723
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (124,417,390)  35,454,507   (1,760,648)   256,389   (101,345,531)   3,135,298
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 39,509,694   38,586,769      280,831    196,895        289,483      597,498
   Death benefits                                 (957,653)  (1,171,487)     (39,059)   (39,856)    (3,095,410)  (3,430,899)
   Surrenders                                  (19,352,145) (24,537,332)    (192,968)  (765,612)   (37,630,707) (68,625,037)
   Administrative expenses                        (497,242)    (506,748)      (7,682)   (11,698)      (214,706)    (299,846)
   Capital contribution (withdrawal)                    --           --           --         --             --           --
   Transfers between subaccounts
      (including fixed account), net           (51,763,947)   3,858,499     (192,651)  (325,723)   (16,232,421) (12,256,199)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (33,061,293)  16,229,701     (151,529)  (945,994)   (56,883,761) (84,014,483)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets             (157,478,683)  51,684,208   (1,912,177)  (689,605)  (158,229,292) (80,879,185)
Net assets at beginning of year                274,264,461  222,580,253    4,276,242  4,965,847    273,497,717  354,376,902
                                            --------------------------------------------------------------------------------
Net assets at end of year                    $ 116,785,778  274,264,461    2,364,065  4,276,242    115,268,425  273,497,717
                                            ================================================================================
Changes in units (note 5):
   Units purchased                              16,274,256    8,056,223      127,234     91,231      1,151,505    1,502,128
   Units redeemed                              (20,595,984)  (6,827,809)    (137,556)  (149,214)    (3,571,539)  (4,161,635)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (4,321,728)   1,228,414      (10,322)   (57,983)    (2,420,034)  (2,659,507)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            --------------------------------------------------------------------------------------
                                                  VIP EQUITY-INCOME           VIP GROWTH & INCOME          VIP GROWTH & INCOME
                                            PORTFOLIO -- SERVICE CLASS 2  PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2
                                            --------------------------------------------------------------------------------------
                                                     YEAR ENDED                   YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,                 DECEMBER 31,                 DECEMBER 31,
                                            --------------------------------------------------------------------------------------
                                                  2008          2007           2008         2007            2008        2007
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $      10,491    1,230,430        782,406    2,158,042         359,644     857,191
   Net realized gain (loss) on investments     (37,023,041)   7,736,911     (1,388,704)   3,547,464        (801,080)  1,773,109
   Change in unrealized appreciation
      (depreciation) on investments            (42,069,586) (23,209,520)   (25,249,430)     123,427     (14,280,973)     62,175
   Capital gain distributions                      145,122   13,390,721      4,116,891      937,721       2,279,956     440,583
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (78,937,014)    (851,458)   (21,738,837)   6,766,654     (12,442,453)  3,133,058
                                            --------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 24,108,459   18,373,427         29,246       54,983         975,579   2,831,797
   Death benefits                                 (723,614)    (842,684)      (996,170)    (514,494)          4,337    (471,958)
   Surrenders                                  (15,125,458) (17,047,726)    (7,484,432) (14,792,227)     (2,600,523) (4,675,705)
   Administrative expenses                        (278,888)    (298,728)       (71,217)     (87,190)        (53,276)    (66,363)
   Capital contribution (withdrawal)                    --           --             --           --              --          --
   Transfers between subaccounts
      (including fixed account), net           (33,408,167)   3,726,695     (3,346,571)  (2,014,288)     (3,187,303) (1,508,052)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (25,427,668)   3,910,984    (11,869,144) (17,353,216)     (4,861,186) (3,890,281)
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets             (104,364,682)   3,059,526    (33,607,981) (10,586,562)    (17,303,639)   (757,223)
Net assets at beginning of year                170,976,745  167,917,219     59,735,960   70,322,522      32,267,638  33,024,861
                                            --------------------------------------------------------------------------------------
Net assets at end of year                    $  66,612,063  170,976,745     26,127,979   59,735,960      14,963,999  32,267,638
                                            ======================================================================================
Changes in units (note 5):
   Units purchased                              12,421,510    5,270,101        312,726      268,876         360,186     439,403
   Units redeemed                              (16,361,289)  (4,693,673)    (1,259,012)  (1,381,849)       (866,002)   (782,594)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (3,939,779)     576,428       (946,286)  (1,112,973)       (505,816)   (343,191)
                                            ======================================================================================

                 See accompanying notes to financial statements

                                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            -------------------------------------------------------------------------------
                                             VIP GROWTH OPPORTUNITIES    VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --
                                            PORTFOLIO -- INITIAL CLASS       INITIAL CLASS            SERVICE CLASS 2
                                            -------------------------------------------------------------------------------
                                                    YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                2008          2007          2008         2007         2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (154,612)    (302,631)     (697,469)    (706,306)    (411,887)    (593,092)
   Net realized gain (loss) on investments      (365,679)   1,392,403       761,772    6,811,401    1,291,244    5,126,325
   Change in unrealized appreciation
      (depreciation) on investments           (9,944,231)   2,889,257   (64,684,717)  28,498,992  (24,153,439)   6,427,308
   Capital gain distributions                         --           --            --           --           --           --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (10,464,522)   3,979,029   (64,620,414)  34,604,087  (23,274,082)  10,960,541
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    6,877       24,226       189,858      247,881      445,220    1,230,981
   Death benefits                                (69,230)    (172,229)     (946,682)  (1,434,591)    (517,929)    (650,940)
   Surrenders                                 (2,428,379)  (3,662,371)  (18,622,898) (30,411,937)  (7,053,468)  (7,467,551)
   Administrative expenses                       (21,342)     (25,989)     (133,599)    (158,243)     (82,096)    (105,867)
   Capital contribution (withdrawal)                  --           --            --           --           --           --
   Transfers between subaccounts
      (including fixed account), net            (248,211)    (162,611)   (4,955,153)  (5,668,652)  (7,288,279)   6,741,157
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,760,285)  (3,998,974)  (24,468,474) (37,425,542) (14,496,552)    (252,220)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets            (13,224,807)     (19,945)  (89,088,888)  (2,821,455) (37,770,634)  10,708,321
Net assets at beginning of year               20,619,762   20,639,707   152,420,541  155,241,996   60,376,859   49,668,538
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $  7,394,955   20,619,762    63,331,653  152,420,541   22,606,225   60,376,859
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                               302,807      318,477       704,062      765,512    1,852,601    2,716,140
   Units redeemed                               (637,526)    (664,812)   (1,976,610)  (2,261,466)  (3,713,701)  (2,879,562)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (334,719)    (346,335)   (1,272,548)  (1,495,954)  (1,861,100)    (163,422)
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                                            -----------------------------------------------------------------------------------
                                              VIP INVESTMENT GRADE BOND   VIP MID CAP PORTFOLIO --   VIP MID CAP PORTFOLIO --
                                            PORTFOLIO -- SERVICE CLASS 2        INITIAL CLASS            SERVICE CLASS 2
                                            -----------------------------------------------------------------------------------
                                                           PERIOD FROM
                                              YEAR ENDED     MAY 1 TO           YEAR ENDED                   YEAR ENDED
                                             DECEMBER 31,  DECEMBER 31,        DECEMBER 31,                 DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                 2008          2007           2008       2007            2008          2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    601,262     (175,336)       1,278        445         6,222,932    (2,361,520)
   Net realized gain (loss) on investments     (2,805,645)     102,805         (117)     4,996       (21,912,872)   14,488,476
   Change in unrealized appreciation
      (depreciation) on investments              (770,605)     599,163      (19,629)    (3,719)      (99,155,588)   (3,132,195)
   Capital gain distributions                          --           --        3,718      3,121        23,612,799    23,107,638
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (2,974,988)     526,632      (14,750)     4,843       (91,232,729)   32,102,399
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                22,473,106   12,864,777          240        240        12,903,327    14,242,682
   Death benefits                                 (77,373)      (1,716)          --         --          (740,098)   (1,325,930)
   Surrenders                                  (1,840,658)    (395,286)          --     (1,614)      (25,048,707)  (36,756,224)
   Administrative expenses                        (72,055)      (3,334)          --         --          (355,961)     (451,347)
   Capital contribution (withdrawal)                   --           --           --         --                --            --
   Transfers between subaccounts
      (including fixed account), net          (39,546,236)  15,356,577           60    (12,652)      (32,498,172)  (11,068,767)
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (19,063,216)  27,821,018          300    (14,026)      (45,739,611)  (35,359,586)
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets             (22,038,204)  28,347,650      (14,450)    (9,183)     (136,972,340)   (3,257,187)
Net assets at beginning of year                28,347,650           --       36,823     46,006       245,528,878   248,786,065
                                            -----------------------------------------------------------------------------------
Net assets at end of year                    $  6,309,446   28,347,650       22,373     36,823       108,556,538   245,528,878
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                              9,285,161    3,945,144          133        180         6,441,851     3,474,401
   Units redeemed                             (11,441,801)  (1,130,931)        (117)      (835)       (9,531,256)   (4,724,319)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (2,156,640)   2,814,213           16       (655)       (3,089,405)   (1,249,918)
                                            ===================================================================================

                 See accompanying notes to financial statements

                                                                                                  FRANKLIN TEMPLETON
                                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND        VARIABLE INSURANCE
                                                               (CONTINUED)                          PRODUCTS TRUST
                                            ------------------------------------------------  --------------------------
                                                                        VIP VALUE STRATEGIES       FRANKLIN INCOME
                                            VIP OVERSEAS PORTFOLIO --   PORTFOLIO -- SERVICE   SECURITIES FUND -- CLASS
                                                  INITIAL CLASS               CLASS 2                 2 SHARES
                                            ----------------------------------------------------------------------------
                                                   YEAR ENDED                YEAR ENDED              YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,            DECEMBER 31,
                                            ----------------------------------------------------------------------------
                                                2008          2007        2008        2007        2008          2007
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,981,599    1,642,692     598,061    421,416    30,157,028    9,395,337
   Net realized gain (loss) on investments      (308,091)   9,502,617  (1,631,144)  (188,035)  (53,407,215)   6,541,715
   Change in unrealized appreciation
      (depreciation) on investments          (39,325,102)  (4,382,396) (1,911,718)  (605,563) (253,912,898) (16,799,363)
   Capital gain distributions                  6,174,639    6,075,122     258,167    216,742    10,998,392    2,600,266
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (31,476,955)  12,838,035  (2,686,634)  (155,440) (266,164,693)   1,737,955
                                            ----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   45,007       87,049     201,549  1,478,200   175,549,625  386,187,079
   Death benefits                               (615,856)    (361,436)    (27,447)    (6,554)     (642,151)     (93,279)
   Surrenders                                (12,629,603) (18,166,297)   (400,549)  (416,909)  (41,706,343) (30,945,228)
   Administrative expenses                       (60,433)     (80,945)     (9,166)   (17,003)   (1,037,518)    (409,971)
   Capital contribution (withdrawal)                  --           --          --         --            --           --
   Transfers between subaccounts
      (including fixed account), net          (5,794,974)    (409,734) (1,838,283) 1,855,648   (22,214,027)   4,984,380
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (19,055,859) (18,931,363) (2,073,896) 2,893,382   109,949,586  359,722,981
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets            (50,532,814)  (6,093,328) (4,760,530) 2,737,942  (156,215,107) 361,460,936
Net assets at beginning of year               83,244,834   89,338,162   6,999,573  4,261,631   770,026,011  408,565,075
                                            ----------------------------------------------------------------------------
Net assets at end of year                   $ 32,712,020   83,244,834   2,239,043  6,999,573   613,810,904  770,026,011
                                            ============================================================================
Changes in units (note 5):
   Units purchased                               557,036      647,282     268,353    977,299    78,143,644   63,780,109
   Units redeemed                             (1,565,547)  (1,345,058)   (436,896)  (785,973)  (65,505,199) (32,763,189)
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                (1,008,511)    (697,776)   (168,543)   191,326    12,638,445   31,016,920
                                            ============================================================================

                 See accompanying notes to financial statements

                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                            ----------------------------------------------------------------------------
                                             FRANKLIN LARGE CAP     FRANKLIN TEMPLETON VIP
                                              GROWTH SECURITIES         FOUNDING FUNDS
                                                   FUND --         ALLOCATION FUND -- CLASS    MUTUAL SHARES SECURITIES
                                               CLASS 2 SHARES              2 SHARES             FUND -- CLASS 2 SHARES
                                            ----------------------------------------------------------------------------
                                                                                 PERIOD FROM
                                                 YEAR ENDED        YEAR ENDED   AUGUST 27 TO          YEAR ENDED
                                                 DECEMBER 31,     DECEMBER 31,  DECEMBER 31,         DECEMBER 31,
                                            ----------------------------------------------------------------------------
                                               2008       2007        2008          2007          2008         2007
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  14,655    (10,775)     805,325      (280,205)      527,241       354,942
   Net realized gain (loss) on investments    (85,610)    97,318  (16,004,446)      (55,142)   (3,610,615)      181,636
   Change in unrealized appreciation
      (depreciation) on investments          (214,052)   (36,156) (53,184,714)     (794,167)   (8,945,284)   (2,188,005)
   Capital gain distributions                  27,913     12,862    3,402,349            --       810,164     1,397,196
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (257,094)    63,249  (64,981,486)   (1,129,514)  (11,218,494)     (254,231)
                                            ----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 5,268    419,800   84,958,277    66,725,159     6,751,368    18,370,401
   Death benefits                                  --         --      (92,428)           --      (104,516)      (29,404)
   Surrenders                                (111,079)   (39,887)  (4,637,252)     (270,770)   (2,399,563)   (2,517,388)
   Administrative expenses                     (1,558)      (918)    (473,660)       (1,074)      (93,655)      (58,693)
   Capital contribution (withdrawal)               --         --           --            --            --            --
   Transfers between subaccounts
      (including fixed account), net           12,705   (808,622)  31,553,109     7,911,457    37,090,228   (10,777,507)
                                            ----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (94,664)  (429,627) 111,308,046    74,364,772    41,243,862     4,987,409
                                            ----------------------------------------------------------------------------
Increase (decrease) in net assets            (351,758)  (366,378)  46,326,560    73,235,258    30,025,368     4,733,178
Net assets at beginning of year               772,665  1,139,043   73,235,258            --    32,728,312    27,995,134
                                            ----------------------------------------------------------------------------
Net assets at end of year                   $ 420,907    772,665  119,561,818    73,235,258    62,753,680    32,728,312
                                            ============================================================================
Changes in units (note 5):
   Units purchased                            129,080    170,167   25,402,362     8,611,695     9,397,653     3,699,479
   Units redeemed                            (137,021)  (210,239) (13,500,734)   (1,202,650)   (3,060,574)   (3,523,720)
                                            ----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (7,941)   (40,072)  11,901,628     7,409,045     6,337,079       175,759
                                            ============================================================================

                 See accompanying notes to financial statements

                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                            -------------------------------------------------------------------
                                                                                              TEMPLETON GLOBAL
                                                TEMPLETON FOREIGN        TEMPLETON FOREIGN    ASSET ALLOCATION
                                            SECURITIES FUND -- CLASS    SECURITIES FUND --     FUND -- CLASS 2
                                                    1 SHARES              CLASS 2 SHARES           SHARES
                                            -------------------------------------------------------------------
                                                   YEAR ENDED               YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                                            -------------------------------------------------------------------
                                                2008         2007        2008        2007       2008     2007
                                            -------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    324,631     204,954      51,946      7,390    17,059   33,234
   Net realized gain (loss) on investments    (1,147,216)  1,515,892    (999,169)    77,138   (21,207)    (612)
   Change in unrealized appreciation
      (depreciation) on investments           (8,140,789)    160,873  (1,187,430)   178,169   (63,073) (60,261)
   Capital gain distributions                  1,356,102     950,686     303,903    123,623    20,841   43,487
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (7,607,272)  2,832,405  (1,830,750)   386,320   (46,380)  15,848
                                            -------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  115,992      16,955     335,086  1,379,440        --       --
   Death benefits                               (160,090)      8,379          --         --        --       --
   Surrenders                                 (3,812,974) (4,665,025)   (222,627)  (106,714)  (17,998)  (3,814)
   Administrative expenses                       (20,947)    (25,382)     (4,269)    (2,495)     (515)    (557)
   Capital contribution (withdrawal)                  --          --          --         --        --       --
   Transfers between subaccounts
      (including fixed account), net          (1,098,293)  2,804,076    (127,265)   377,057   (15,674)   4,886
                                            -------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (4,976,312) (1,860,997)    (19,075) 1,647,288   (34,187)     515
                                            -------------------------------------------------------------------
Increase (decrease) in net assets            (12,583,584)    971,408  (1,849,825) 2,033,608   (80,567)  16,363
Net assets at beginning of year               21,881,206  20,909,798   3,919,002  1,885,394   201,599  185,236
                                            -------------------------------------------------------------------
Net assets at end of year                   $  9,297,622  21,881,206   2,069,177  3,919,002   121,032  201,599
                                            ===================================================================
Changes in units (note 5):
   Units purchased                               435,325     542,177     964,194    409,352       154      352
   Units redeemed                               (835,638)   (672,039)   (987,791)  (294,458)   (2,134)    (311)
                                            -------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (400,313)   (129,862)    (23,597)   114,894    (1,980)      41
                                            ===================================================================

                 See accompanying notes to financial statements

                                               FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
                                                             TRUST (CONTINUED)                    GE INVESTMENTS FUNDS, INC.
                                            ----------------------------------------------------  --------------------------
                                            TEMPLETON GLOBAL INCOME
                                               SECURITIES FUND --    TEMPLETON GROWTH SECURITIES  CORE VALUE EQUITY FUND --
                                                 CLASS 1 SHARES         FUND -- CLASS 2 SHARES          CLASS 1 SHARES
                                            --------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED                   YEAR ENDED
                                                  DECEMBER 31,               DECEMBER 31,                 DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                2008        2007        2008            2007          2008          2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   211,615     113,627        72,095        15,951       (99,629)      110,060
   Net realized gain (loss) on investments      317,655     334,834    (2,070,299)       44,828      (828,589)    1,824,672
   Change in unrealized appreciation
      (depreciation) on investments            (196,074)    270,622    (7,252,711)     (910,383)  (10,137,966)   (3,101,750)
   Capital gain distributions                        --          --     1,007,414       603,997       570,962     4,110,527
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     333,196     719,083    (8,243,501)     (245,607)  (10,495,222)    2,943,509
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  70,597      35,350     1,691,769     9,836,358       545,820       660,521
   Death benefits                              (133,330)    (50,969)     (207,768)      (47,124)     (221,447)     (171,932)
   Surrenders                                (1,312,509) (2,396,480)     (981,631)   (1,633,335)   (3,303,598)   (4,043,848)
   Administrative expenses                      (11,843)     (8,841)      (36,240)      (25,684)      (66,667)      (82,377)
   Capital contribution (withdrawal)                 --          --            --            --            --            --
   Transfers between subaccounts
      (including fixed account), net          1,833,498   1,054,728    (1,245,292)    4,730,324    (2,578,149)   (1,125,309)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           446,413  (1,366,212)     (779,162)   12,860,539    (5,624,041)   (4,762,945)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets               779,609    (647,129)   (9,022,663)   12,614,932   (16,119,263)   (1,819,436)
Net assets at beginning of year               7,505,608   8,152,737    20,634,905     8,019,973    34,479,333    36,298,769
                                            --------------------------------------------------------------------------------
Net assets at end of year                   $ 8,285,217   7,505,608    11,612,242    20,634,905    18,360,070    34,479,333
                                            ================================================================================
Changes in units (note 5):
   Units purchased                              394,439     180,936       881,191     1,831,302       352,672       337,104
   Units redeemed                              (362,700)   (302,355)     (876,614)     (703,573)     (868,755)     (723,762)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   31,739    (121,419)        4,577     1,127,729      (516,083)     (386,658)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                            ---------------------------------------------------------------------------------------
                                                                           INTERNATIONAL EQUITY FUND --    MID-CAP EQUITY FUND --
                                            INCOME FUND -- CLASS 1 SHARES         CLASS 1 SHARES              CLASS 1 SHARES
                                            ---------------------------------------------------------------------------------------
                                                     YEAR ENDED                     YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,                   DECEMBER 31,                 DECEMBER 31,
                                            ---------------------------------------------------------------------------------------
                                                 2008           2007           2008           2007           2008          2007
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  2,517,131      4,183,564        858,535        592,582      (1,769,736)     807,768
   Net realized gain (loss) on investments    (3,462,343)    (1,652,090)    (3,808,983)     8,055,748     (20,658,065)   7,529,294
   Change in unrealized appreciation
      (depreciation) on investments           (4,222,905)       378,705    (31,025,442)    (3,735,941)    (41,689,484) (12,841,302)
   Capital gain distributions                         --             --     14,478,593      9,229,383       1,401,849   23,747,556
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (5,168,117)     2,910,179    (19,497,297)    14,141,772     (62,715,436)  19,243,316
                                            ---------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                2,608,947     16,133,992        156,836        170,147      11,273,409    8,317,847
   Death benefits                             (1,068,280)      (572,933)      (383,923)       (76,643)     (1,284,596)  (1,094,952)
   Surrenders                                (14,113,667)   (16,415,648)    (6,217,230)    (8,948,848)    (20,408,976) (32,534,190)
   Administrative expenses                      (139,437)      (147,119)       (37,289)       (46,073)       (251,023)    (286,273)
   Capital contribution (withdrawal)                  --             --    (20,706,465)    (6,700,000)             --           --
   Transfers between subaccounts
      (including fixed account), net          (5,150,734)   (31,651,569)    (6,206,698)     5,640,936     (26,832,595)  (3,546,962)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (17,863,171)   (32,653,277)   (33,394,769)    (9,960,481)    (37,503,781) (29,144,530)
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets            (23,031,288)   (29,743,098)   (52,892,066)     4,181,291    (100,219,217)  (9,901,214)
Net assets at beginning of year               85,776,168    115,519,266     69,076,650     64,895,359     174,309,226  184,210,440
                                            ---------------------------------------------------------------------------------------
Net assets at end of year                   $ 62,744,880     85,776,168     16,184,584     69,076,650      74,090,009  174,309,226
                                            =======================================================================================
Changes in units (note 5):
   Units purchased                             2,189,286      4,868,622      1,434,959      1,892,892       5,362,375    2,461,860
   Units redeemed                             (3,613,511)    (7,732,344)    (2,212,526)    (2,064,232)     (8,328,743)  (3,423,343)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                (1,424,225)    (2,863,722)      (777,567)      (171,340)     (2,966,368)    (961,483)
                                            =======================================================================================

                 See accompanying notes to financial statements

                                                                 GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                            --------------------------------------------------------------------------------
                                                                           PREMIER GROWTH EQUITY     REAL ESTATE SECURITIES
                                                 MONEY MARKET FUND        FUND -- CLASS 1 SHARES     FUND -- CLASS 1 SHARES
                                            --------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                 2008          2007          2008         2007         2008         2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   2,377,056     9,255,619     (673,871)    (928,237)   2,461,293    4,748,501
   Net realized gain (loss) on investments             --            --     (572,155)   5,080,237  (26,688,250)   3,154,421
   Change in unrealized appreciation
      (depreciation) on investments                    (4)            2  (26,441,312)  (7,221,200)  (2,647,135) (55,671,574)
   Capital gain distributions                          --            --    2,416,965    6,443,680           --   29,045,340
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     2,377,052     9,255,621  (25,270,373)   3,374,480  (26,874,092) (18,723,312)
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               134,379,293    34,575,560      630,442    1,107,087    2,973,069    3,252,600
   Death benefits                             (95,415,227)  (63,344,466)    (626,044)    (481,990)  (1,439,031)    (849,073)
   Surrenders                                (209,582,975) (168,588,723)  (9,290,129) (12,373,671) (11,539,145) (25,913,352)
   Administrative expenses                       (799,809)     (392,280)    (130,129)    (163,537)    (123,163)    (196,748)
   Capital contribution (withdrawal)                   --            --           --           --           --           --
   Transfers between subaccounts
      (including fixed account), net          353,541,535   244,459,140   (3,956,440)  (6,290,649)   2,776,987  (36,477,111)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         182,122,817    46,709,231  (13,372,300) (18,202,760)  (7,351,283) (60,183,684)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets             184,499,869    55,964,852  (38,642,673) (14,828,280) (34,225,375) (78,906,996)
Net assets at beginning of year               306,937,136   250,972,284   77,360,415   92,188,695   86,937,390  165,844,386
                                            --------------------------------------------------------------------------------
Net assets at end of year                   $ 491,437,005   306,937,136   38,717,742   77,360,415   52,712,015   86,937,390
                                            ================================================================================
Changes in units (note 5):
   Units purchased                            100,577,523    68,263,263      818,522      611,274    3,295,693      998,653
   Units redeemed                             (85,222,400)  (63,859,657)  (2,208,295)  (2,265,193)  (2,303,316)  (2,783,041)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 15,355,123     4,403,606   (1,389,773)  (1,653,919)     992,377   (1,784,388)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                            -----------------------------------------------------------------------------------
                                                                         SMALL-CAP EQUITY FUND --      TOTAL RETURN FUND --
                                               S&P 500(R) INDEX FUND          CLASS 1 SHARES             CLASS 1 SHARES
                                            -----------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,                 DECEMBER 31,
                                            -----------------------------------------------------------------------------------
                                                 2008          2007        2008          2007          2008           2007
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $     923,077      382,294     (810,080)    1,345,996      2,929,533      9,905,397
   Net realized gain (loss) on investments    (15,015,998)  27,804,842  (11,464,699)    4,020,924    (15,429,240)    37,338,416
   Change in unrealized appreciation
      (depreciation) on investments          (122,945,610) (18,376,150) (20,245,496)  (17,123,387)  (431,668,518)    33,476,413
   Capital gain distributions                     981,110    5,510,189      343,429    13,542,253      5,179,689     50,848,201
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (136,057,421)  15,321,175  (32,176,846)    1,785,786   (438,988,536)   131,568,427
                                            -----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                20,754,586   16,280,992      788,211     1,763,313     38,164,786     60,339,529
   Death benefits                              (3,024,224)  (3,401,308)    (601,667)     (744,420)    (2,388,906)    (1,636,461)
   Surrenders                                 (44,891,059) (72,270,014) (10,763,266)  (13,588,143)  (127,170,208)   (95,880,549)
   Administrative expenses                       (545,102)    (622,189)    (150,403)     (229,683)    (1,146,452)    (1,341,989)
   Capital contribution (withdrawal)                   --           --           --            --             --             --
   Transfers between subaccounts
      (including fixed account), net          (34,604,849)  (7,042,173)  (5,854,098)  (11,819,927)    14,830,563     44,363,607
                                            -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (62,310,648) (67,054,692) (16,581,223)  (24,618,860)   (77,710,217)     5,844,137
                                            -----------------------------------------------------------------------------------
Increase (decrease) in net assets            (198,368,069) (51,733,517) (48,758,069)  (22,833,074)  (516,698,753)   137,412,564
Net assets at beginning of year               377,099,106  428,832,623   94,282,677   117,115,751  1,479,989,014  1,342,576,450
                                            -----------------------------------------------------------------------------------
Net assets at end of year                   $ 178,731,037  377,099,106   45,524,608    94,282,677    963,290,261  1,479,989,014
                                            ===================================================================================
Changes in units (note 5):
   Units purchased                             10,618,680    5,323,237    1,860,826     1,319,050     18,651,727     22,723,871
   Units redeemed                             (16,515,441)  (8,483,100)  (3,009,087)   (2,682,882)   (24,878,955)   (21,710,027)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (5,896,761)  (3,159,863)  (1,148,261)   (1,363,832)    (6,227,228)     1,013,844
                                            ===================================================================================

                 See accompanying notes to financial statements

                                                                                                       GENWORTH VARIABLE
                                                     GE INVESTMENTS FUNDS, INC. (CONTINUED)              INSURANCE TRUST
                                            -------------------------------------------------------  ----------------------
                                                                                                      GENWORTH    GENWORTH
                                                                                                       CALAMOS    COLUMBIA
                                                  TOTAL RETURN FUND --        U.S. EQUITY FUND --      GROWTH      MID CAP
                                                     CLASS 3 SHARES             CLASS 1 SHARES          FUND     VALUE FUND
                                            -------------------------------------------------------------------------------
                                                       YEAR ENDED                  YEAR ENDED         PERIOD FROM SEPTEMBER
                                                      DECEMBER 31,                DECEMBER 31,          8 TO DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                  2008           2007          2008         2007        2008        2008
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    1,843,015      9,191,400       23,691     (476,825)       (547)     47,025
   Net realized gain (loss) on investments     (57,669,304)    12,551,428   (2,235,707)   7,156,393        (341)    (76,799)
   Change in unrealized appreciation
      (depreciation) on investments           (347,334,476)    (1,700,943) (20,719,984) (10,430,727) (1,761,776) (1,140,608)
   Capital gain distributions                    5,177,828     34,979,595      361,317    8,888,196          --          --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (397,982,937)    55,021,480  (22,570,683)   5,137,037  (1,762,664) (1,170,382)
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                413,211,761    644,772,588      471,244    1,131,579     203,462   1,835,345
   Death benefits                                 (775,070)      (338,076)    (801,350)    (523,930)         --      (1,402)
   Surrenders                                  (43,777,049)   (23,787,100)  (8,577,599) (12,593,163)         --    (161,841)
   Administrative expenses                      (1,718,054)      (152,823)    (103,726)    (147,524)        (60)    (13,612)
   Capital contribution (withdrawal)                    --             --           --           --   5,000,000   3,000,000
   Transfers between subaccounts
      (including fixed account), net           (30,012,284)   (18,164,547)  (4,950,777) (15,250,830)    132,673  16,804,536
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          336,929,304    602,330,042  (13,962,208) (27,383,868)  5,336,075  21,463,026
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets              (61,053,633)   657,351,522  (36,532,891) (22,246,831)  3,573,411  20,292,644
Net assets at beginning of year              1,023,264,574    365,913,052   70,102,124   92,348,955          --          --
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $  962,210,941  1,023,264,574   33,569,233   70,102,124   3,573,411  20,292,644
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                             114,238,926     95,422,593      691,527      618,073      52,638   3,370,636
   Units redeemed                              (77,780,794)   (40,850,649)  (2,014,672)  (2,896,610)       (601)   (589,981)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  36,458,132     54,571,944   (1,323,145)  (2,278,537)     52,037   2,780,655
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                                   GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                            ---------------------------------------------------------------------------------------
                                                                                                                          GENWORTH
                                                                                                                           WESTERN
                                                                                               GENWORTH                     ASSET
                                                         GENWORTH    GENWORTH                   PUTNAM                   MANAGEMENT
                                             GENWORTH      EATON    LEGG MASON   GENWORTH   INTERNATIONAL     GENWORTH    CORE PLUS
                                             DAVIS NY      VANCE     PARTNERS      PIMCO       CAPITAL       THORNBURG      FIXED
                                              VENTURE    LARGE CAP  AGGRESSIVE   STOCKPLUS  OPPORTUNITIES  INTERNATIONAL    INCOME
                                               FUND     VALUE FUND  GROWTH FUND    FUND          FUND        VALUE FUND      FUND
                                            ---------------------------------------------------------------------------------------
                                                                     PERIOD FROM SEPTEMBER 8 TO DECEMBER 31,
                                            ---------------------------------------------------------------------------------------
                                               2008        2008        2008        2008          2008           2008         2008
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    6,197      61,517    (155,299)  2,469,911      (65,617)         14,966     158,191
   Net realized gain (loss) on investments      (4,184)    146,523     370,194     155,185       93,486         133,572     250,883
   Change in unrealized appreciation
      (depreciation) on investments           (875,194)  1,192,928   3,066,610  (5,096,069)     (50,112)        (67,182)  2,419,129
   Capital gain distributions                       --          --          --   3,616,731           --              --          --
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (873,181)  1,400,968   3,281,505   1,145,758      (22,243)         81,356   2,828,203
                                            ---------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                509,432   4,971,394   5,818,529   7,855,386    2,125,616       1,937,742   5,753,714
   Death benefits                                   --      (3,762)     (4,650)     (5,961)      (1,563)         (1,566)     (3,911)
   Surrenders                                       --    (435,359)   (518,792)   (693,131)    (183,050)       (168,165)   (491,499)
   Administrative expenses                         (78)    (38,820)    (46,147)    (62,154)     (16,797)        (14,172)    (38,146)
   Capital contribution (withdrawal)         3,000,000   3,000,000   3,000,000   5,000,000    5,000,000       5,000,000      72,193
   Transfers between subaccounts
      (including fixed account), net           505,490  41,093,103  48,096,630  67,135,187   16,973,876      15,039,691  39,050,790
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        4,014,844  48,586,556  56,345,570  79,229,327   23,898,082      21,793,530  44,343,141
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets            3,141,663  49,987,524  59,627,075  80,375,085   23,875,839      21,874,886  47,171,344
Net assets at beginning of year                     --          --          --          --           --              --          --
                                            ---------------------------------------------------------------------------------------
Net assets at end of year                   $3,141,663  49,987,524  59,627,075  80,375,085   23,875,839      21,874,886  47,171,344
                                            =======================================================================================
Changes in units (note 5):
   Units purchased                             147,572   7,769,513   9,616,445  12,983,067    3,740,809       3,001,209   5,756,079
   Units redeemed                               (7,059) (1,484,612) (1,922,894) (2,383,327)    (753,203)       (628,988) (1,304,295)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 140,513   6,284,901   7,693,551  10,599,740    2,987,606       2,372,221   4,451,784
                                            =======================================================================================

                 See accompanying notes to financial statements

                                                                                                   J.P. MORGAN
                                                  GOLDMAN SACHS VARIABLE INSURANCE TRUST         SERIES TRUST II
                                            --------------------------------------------------  ----------------
                                            GOLDMAN SACHS GROWTH AND        GOLDMAN SACHS           JPMORGAN
                                                   INCOME FUND           MID CAP VALUE FUND      BOND PORTFOLIO
                                            --------------------------------------------------------------------
                                                   YEAR ENDED                YEAR ENDED            YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,          DECEMBER 31,
                                            --------------------------------------------------------------------
                                                2008         2007         2008         2007       2008     2007
                                            --------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $     45,607     737,019     (600,009)   2,939,905   21,554   18,804
   Net realized gain (loss) on investments    (2,489,796)  3,147,694  (11,791,902)  10,418,150   (7,673)  (1,204)
   Change in unrealized appreciation
      (depreciation) on investments           (6,847,299) (6,153,635) (33,163,905) (26,318,055) (70,975) (18,712)
   Capital gain distributions                      1,917   2,506,045      169,680   17,602,166       --       --
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (9,289,571)    237,123  (45,386,136)   4,642,166  (57,094)  (1,112)
                                            --------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   18,925      54,314      192,375      700,065       --   11,000
   Death benefits                               (386,162)   (335,365)  (1,301,830)    (966,022)      --       --
   Surrenders                                 (6,132,654) (8,522,545) (20,373,116) (36,312,650)  (8,940)  (7,755)
   Administrative expenses                       (31,883)    (41,967)    (135,124)    (196,346)    (944)  (1,039)
   Capital contribution (withdrawal)                  --          --           --           --       --       --
   Transfers between subaccounts
      (including fixed account), net          (3,485,528)    702,555  (14,809,005) (11,045,957)  18,688      450
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (10,017,302) (8,143,008) (36,426,700) (47,820,910)   8,804    2,656
                                            --------------------------------------------------------------------
Increase (decrease) in net assets            (19,306,873) (7,905,885) (81,812,836) (43,178,744) (48,290)   1,544
Net assets at beginning of year               33,571,193  41,477,078  147,269,551  190,448,295  326,869  325,325
                                            --------------------------------------------------------------------
Net assets at end of year                   $ 14,264,320  33,571,193   65,456,715  147,269,551  278,579  326,869
                                            ====================================================================
Changes in units (note 5):
   Units purchased                               557,224     966,507      964,135    1,305,740    5,050    3,863
   Units redeemed                             (1,451,324) (1,599,386)  (2,765,033)  (3,217,511)  (4,195)  (3,671)
                                            --------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (894,100)   (632,879)  (1,800,898)  (1,911,771)     855      192
                                            ====================================================================

                 See accompanying notes to financial statements

                                                                 J.P. MORGAN SERIES TRUST II (CONTINUED)
                                            --------------------------------------------------------------------------------
                                                       JPMORGAN                     JPMORGAN                 JPMORGAN
                                            INTERNATIONAL EQUITY PORTFOLIO  MID CAP VALUE PORTFOLIO  SMALL COMPANY PORTFOLIO
                                            --------------------------------------------------------------------------------
                                                      YEAR ENDED                   YEAR ENDED               YEAR ENDED
                                                     DECEMBER 31,                 DECEMBER 31,             DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                     2008      2007               2008     2007            2008    2007
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                 $   (277)  (1,133)              (433)   1,391             192    (289)
   Net realized gain (loss) on investments           (2,952)   4,543             (7,370)   1,623            (866)    228
   Change in unrealized appreciation
      (depreciation) on investments                 (70,133)   6,012            (71,302)  (7,377)         (9,382) (3,089)
   Capital gain distributions                        16,773       --             12,570    6,222           1,823   1,308
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                         (56,589)   9,422            (66,535)   1,859          (8,233) (1,842)
                                            --------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                          --       --                660    7,392              --      --
   Death benefits                                        --       --                 --       --              --      --
   Surrenders                                        (2,401)  (2,810)            (4,867)  (8,322)           (893) (3,779)
   Administrative expenses                             (401)    (538)              (575)    (758)            (39)    (57)
   Capital contribution (withdrawal)                     --       --                 --       --              --      --
   Transfers between subaccounts
      (including fixed account), net                 25,299   (1,643)            (7,073)   3,638          (1,512) (1,706)
                                            --------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                22,497   (4,991)           (11,855)   1,950          (2,444) (5,542)
                                            --------------------------------------------------------------------------------
Increase (decrease) in net assets                   (34,092)   4,431            (78,390)   3,809         (10,677) (7,384)
Net assets at beginning of year                     125,519  121,088            207,505  203,696          26,925  34,309
                                            --------------------------------------------------------------------------------
Net assets at end of year                          $ 91,427  125,519            129,115  207,505          16,248  26,925
                                            ================================================================================
Changes in units (note 5):
   Units purchased                                    4,364    1,562              2,890    1,164              94      10
   Units redeemed                                    (1,989)  (1,877)            (3,306)  (1,046)           (245)   (290)
                                            --------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                        2,375     (315)              (416)     118            (151)   (280)
                                            ================================================================================

                 See accompanying notes to financial statements

                                                    J.P. MORGAN
                                            SERIES TRUST II (CONTINUED)                  JANUS ASPEN SERIES
                                            ---------------------------  --------------------------------------------------
                                                     JPMORGAN
                                                U.S. LARGE CAP CORE        BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                                 EQUITY PORTFOLIO          INSTITUTIONAL SHARES          SERVICE SHARES
                                            -------------------------------------------------------------------------------
                                                     YEAR ENDED                 YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                    2008    2007             2008         2007         2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)                $   (10)    (47)         1,830,261    2,115,224    1,106,322      941,550
   Net realized gain (loss) on investments            (26)    243          4,764,844   14,734,241     (703,824)   7,665,302
   Change in unrealized appreciation
      (depreciation) on investments                (3,535)   (137)       (46,976,294)   2,446,554  (39,640,386)   3,881,992
   Capital gain distributions                          --      --         11,327,007           --   10,352,033           --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                        (3,571)     59        (29,054,182)  19,296,019  (28,885,855)  12,488,844
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                        --      --            342,324      502,252   20,132,996   18,128,691
   Death benefits                                      --      --         (2,076,732)  (2,552,099)    (209,723)  (1,115,896)
   Surrenders                                         (39) (5,225)       (34,712,013) (54,164,075) (18,503,296) (18,120,116)
   Administrative expenses                            (13)    (11)          (221,890)    (248,611)    (286,836)    (260,547)
   Capital contribution (withdrawal)                   --      --                 --           --           --           --
   Transfers between subaccounts
      (including fixed account), net                   --      66         (6,456,718)  (6,940,072)    (606,741)     910,862
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions                 (52) (5,170)       (43,125,029) (63,402,605)     526,400     (457,006)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets                  (3,623) (5,111)       (72,179,211) (44,106,586) (28,359,455)  12,031,838
Net assets at beginning of year                    10,252  15,363        194,973,612  239,080,198  158,281,989  146,250,151
                                            -------------------------------------------------------------------------------
Net assets at end of year                         $ 6,629  10,252        122,794,401  194,973,612  129,922,534  158,281,989
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                                     --       9            815,553      638,132    8,073,342    4,146,896
   Units redeemed                                      (4)   (352)        (2,980,149)  (3,427,712)  (7,772,185)  (4,138,742)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                         (4)   (343)        (2,164,596)  (2,789,580)     301,157        8,154
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                                  JANUS ASPEN SERIES (CONTINUED)
                                            --------------------------------------------------------------------------
                                            FLEXIBLE BOND PORTFOLIO     FORTY PORTFOLIO --        FORTY PORTFOLIO --
                                            -- INSTITUTIONAL SHARES    INSTITUTIONAL SHARES         SERVICE SHARES
                                            --------------------------------------------------------------------------
                                                   YEAR ENDED                YEAR ENDED               YEAR ENDED
                                                  DECEMBER 31,              DECEMBER 31,             DECEMBER 31,
                                            --------------------------------------------------------------------------
                                                2008        2007        2008          2007         2008        2007
                                            --------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   647,451     892,569   (1,177,443)  (1,222,852)  (1,430,269)   (844,930)
   Net realized gain (loss) on investments     (418,924)   (690,035)   8,465,398   10,538,302     (486,229)  8,631,195
   Change in unrealized appreciation
      (depreciation) on investments             746,261   1,303,152  (53,214,832)  23,107,183  (44,332,872)  9,049,538
   Capital gain distributions                        --          --           --           --           --          --
                                            --------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     974,788   1,505,686  (45,926,877)  32,422,633  (46,249,370) 16,835,803
                                            --------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  22,070      46,531      173,929      279,019   35,947,358  26,739,033
   Death benefits                              (425,405)   (238,309)    (876,438)    (891,539)    (213,468)   (418,010)
   Surrenders                                (6,019,493) (6,801,721) (16,266,553) (22,338,860)  (7,369,783) (5,531,212)
   Administrative expenses                      (31,774)    (31,227)    (125,003)    (127,411)    (192,676)    (65,742)
   Capital contribution (withdrawal)                 --          --           --           --           --          --
   Transfers between subaccounts
      (including fixed account), net            164,003  (1,395,961)  (2,230,314)  (1,510,205)  20,222,133     510,011
                                            --------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (6,290,599) (8,420,687) (19,324,379) (24,588,996)  48,393,564  21,234,080
                                            --------------------------------------------------------------------------
Increase (decrease) in net assets            (5,315,811) (6,915,001) (65,251,256)   7,833,637    2,144,194  38,069,883
Net assets at beginning of year              26,362,386  33,277,387  114,659,432  106,825,795   74,923,326  36,853,443
                                            --------------------------------------------------------------------------
Net assets at end of year                   $21,046,575  26,362,386   49,408,176  114,659,432   77,067,520  74,923,326
                                            ==========================================================================
Changes in units (note 5):
   Units purchased                              436,304     196,569    1,047,896      561,465   17,355,602   6,007,655
   Units redeemed                              (811,710)   (709,794)  (2,132,643)  (1,820,203) (11,747,643) (4,289,251)
                                            --------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (375,406)   (513,225)  (1,084,747)  (1,258,738)   5,607,959   1,718,404
                                            ==========================================================================

                 See accompanying notes to financial statements

                                                             JANUS ASPEN SERIES (CONTINUED)
                                            ----------------------------------------------------------------
                                               FUNDAMENTAL
                                                 EQUITY
                                                PORTFOLIO --        GLOBAL LIFE          GLOBAL TECHNOLOGY
                                              INSTITUTIONAL    SCIENCES PORTFOLIO --   PORTFOLIO -- SERVICE
                                                 SHARES           SERVICE SHARES              SHARES
                                            ----------------------------------------------------------------
                                                YEAR ENDED          YEAR ENDED              YEAR ENDED
                                               DECEMBER 31,         DECEMBER 31,           DECEMBER 31,
                                            ----------------------------------------------------------------
                                              2008     2007      2008        2007        2008        2007
                                            ----------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    859     (75)   (130,080)   (185,658)   (117,130)   (128,619)
   Net realized gain (loss) on investments      (553)    740     480,562   1,321,239     (59,164)    953,662
   Change in unrealized appreciation
      (depreciation) on investments          (14,354)    535  (3,320,644)  1,119,746  (4,373,709)  1,086,891
   Capital gain distributions                  4,960      86          --          --          --          --
                                            ----------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (9,088)  1,286  (2,970,162)  2,255,327  (4,550,003)  1,911,934
                                            ----------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   --      --      17,100      20,106       6,331      35,934
   Death benefits                                 --      --     (88,960)    (76,000)    (22,012)    (92,314)
   Surrenders                                     --      --  (1,885,279) (2,519,677) (1,426,466) (2,174,990)
   Administrative expenses                        --      --     (13,768)    (16,904)    (16,495)    (20,408)
   Capital contribution (withdrawal)              --      --          --          --          --          --
   Transfers between subaccounts
      (including fixed account), net           4,032   3,333    (560,075) (1,190,379)   (672,110)    480,428
                                            ----------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          4,032   3,333  (2,530,982) (3,782,854) (2,130,752) (1,771,350)
                                            ----------------------------------------------------------------
Increase (decrease) in net assets             (5,056)  4,619  (5,501,144) (1,527,527) (6,680,755)    140,584
Net assets at beginning of year               18,045  13,426  11,361,840  12,889,367  11,329,107  11,188,523
                                            ----------------------------------------------------------------
Net assets at end of year                   $ 12,989  18,045   5,860,696  11,361,840   4,648,352  11,329,107
                                            ================================================================
Changes in units (note 5):
   Units purchased                               512     522     224,801     293,014     985,277     821,885
   Units redeemed                               (152)   (267)   (465,952)   (622,648) (1,584,337) (1,251,618)
                                            ----------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   360     255    (241,151)   (329,634)   (599,060)   (429,733)
                                            ================================================================

                 See accompanying notes to financial statements

                                                                    JANUS ASPEN SERIES (CONTINUED)
                                            -----------------------------------------------------------------------------
                                                   INTERNATIONAL             INTERNATIONAL               LARGE CAP
                                                GROWTH PORTFOLIO --       GROWTH PORTFOLIO --       GROWTH PORTFOLIO --
                                               INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                                            -----------------------------------------------------------------------------
                                                    YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,             DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                 2008          2007         2008        2007         2008         2007
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   1,526,264   (1,441,974)     258,281    (362,885)    (639,537)    (957,171)
   Net realized gain (loss) on investments      8,857,712   32,482,308    2,583,542   5,126,535     (287,911)   5,159,463
   Change in unrealized appreciation
      (depreciation) on investments          (103,289,589)   8,411,024  (21,195,717)  2,757,834  (42,364,831)  12,435,591
   Capital gain distributions                  16,820,834           --    3,303,505          --           --           --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (76,084,779)  39,451,358  (15,050,389)  7,521,484  (43,292,279)  16,637,883
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   245,092      382,767           --          --      126,518      126,194
   Death benefits                                (348,896)    (973,637)    (183,865)   (113,825)    (969,654)  (1,919,472)
   Surrenders                                 (22,676,621) (38,333,058)  (2,910,057) (4,713,579) (15,582,954) (23,626,601)
   Administrative expenses                       (137,082)    (165,070)     (52,368)    (64,626)    (128,845)    (151,705)
   Capital contribution (withdrawal)                   --           --           --          --           --           --
   Transfers between subaccounts
      (including fixed account), net          (11,034,632)   1,120,093   (1,859,987) (2,753,665)  (3,798,252)  (4,766,214)
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (33,952,139) (37,968,905)  (5,006,277) (7,645,695) (20,353,187) (30,337,798)
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets            (110,036,918)   1,482,453  (20,056,666)   (124,211) (63,645,466) (13,699,915)
Net assets at beginning of year               170,730,323  169,247,870   32,014,254  32,138,465  120,734,314  134,434,229
                                            -----------------------------------------------------------------------------
Net assets at end of year                   $  60,693,405  170,730,323   11,957,588  32,014,254   57,088,848  120,734,314
                                            =============================================================================
Changes in units (note 5):
   Units purchased                              1,401,323    1,510,916       59,015      37,072      369,367      336,989
   Units redeemed                              (2,561,506)  (2,632,677)    (415,529)   (505,539)  (1,883,662)  (2,144,762)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (1,160,183)  (1,121,761)    (356,514)   (468,467)  (1,514,295)  (1,807,773)
                                            =============================================================================

                 See accompanying notes to financial statements

                                                                        JANUS ASPEN SERIES (CONTINUED)
                                            ----------------------------------------------------------------------------------
                                                                              MID CAP GROWTH
                                                 LARGE CAP GROWTH               PORTFOLIO --              MID CAP GROWTH
                                            PORTFOLIO -- SERVICE SHARES    INSTITUTIONAL SHARES    PORTFOLIO -- SERVICE SHARES
                                            ----------------------------------------------------------------------------------
                                                     YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                                    DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                                            ----------------------------------------------------------------------------------
                                                  2008          2007         2008         2007          2008         2007
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    (84,736)    (127,055)     (945,229)  (1,319,188)      (143,175)   (200,702)
   Net realized gain (loss) on investments        205,989      718,347     1,519,819    6,230,660        526,172   1,956,440
   Change in unrealized appreciation
      (depreciation) on investments            (4,299,626)     952,037   (45,107,441)  14,221,883     (5,884,742)    556,817
   Capital gain distributions                          --           --     4,486,409      563,058        560,429      70,838
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (4,178,373)   1,543,329   (40,046,442)  19,696,413     (4,941,316)  2,383,393
                                            ----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                    26,859       42,614       129,986      124,510         18,242      68,621
   Death benefits                                  62,930     (176,638)     (351,742)  (1,048,697)        28,682     (33,800)
   Surrenders                                  (1,706,762)  (2,154,108)  (13,929,551) (18,918,663)    (1,557,557) (2,970,313)
   Administrative expenses                        (12,433)     (15,814)     (114,728)    (130,173)       (15,156)    (18,081)
   Capital contribution (withdrawal)                   --           --            --           --             --          --
   Transfers between subaccounts
      (including fixed account), net             (499,125)    (810,539)   (3,442,665)  (3,360,451)      (627,537)   (728,952)
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (2,128,531)  (3,114,485)  (17,708,700) (23,333,474)    (2,153,326) (3,682,525)
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets              (6,306,904)  (1,571,156)  (57,755,142)  (3,637,061)    (7,094,642) (1,299,132)
Net assets at beginning of year                11,792,937   13,364,093   103,143,877  106,780,938     12,578,457  13,877,589
                                            ----------------------------------------------------------------------------------
Net assets at end of year                    $  5,486,033   11,792,937    45,388,735  103,143,877      5,483,815  12,578,457
                                            ==================================================================================
Changes in units (note 5):
   Units purchased                                 83,998       83,647       621,205      475,772        254,430     607,152
   Units redeemed                                (411,430)    (513,498)   (1,620,464)  (1,542,173)      (642,951) (1,181,722)
                                            ----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   (327,432)    (429,851)     (999,259)  (1,066,401)      (388,521)   (574,570)
                                            ==================================================================================

                 See accompanying notes to financial statements

                                                                                                              JPMORGAN
                                                              JANUS ASPEN SERIES (CONTINUED)              INSURANCE TRUST
                                            ------------------------------------------------------------  ---------------
                                                                                                              JPMORGAN
                                                                                                          INSURANCE TRUST
                                                                                                              BALANCED
                                            WORLDWIDE GROWTH PORTFOLIO --  WORLDWIDE GROWTH PORTFOLIO --   PORTFOLIO --
                                                INSTITUTIONAL SHARES             SERVICE SHARES               CLASS 1
                                            -----------------------------------------------------------------------------
                                                       YEAR ENDED                    YEAR ENDED              YEAR ENDED
                                                      DECEMBER 31,                  DECEMBER 31,            DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                   2008         2007            2008         2007              2008
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   (261,591)   (1,096,902)        (63,576)    (174,551)           (330)
   Net realized gain (loss) on investments     (4,234,334)    6,419,064        (175,869)   1,761,187            (146)
   Change in unrealized appreciation
      (depreciation) on investments           (51,658,241)    7,784,641      (5,960,446)    (272,991)        (11,925)
   Capital gain distributions                          --            --              --           --              --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (56,154,166)   13,106,803      (6,199,891)   1,313,645         (12,401)
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   110,979       230,108          12,255       69,680              --
   Death benefits                                (762,032)   (1,653,980)        (32,270)    (176,544)             --
   Surrenders                                 (17,481,409)  (30,417,213)     (1,687,928)  (3,944,921)         (6,401)
   Administrative expenses                       (131,568)     (168,903)        (14,525)     (19,449)            (20)
   Capital contribution (withdrawal)                   --            --              --           --              --
   Transfers between subaccounts
      (including fixed account), net           (5,279,661)   (5,467,200)       (367,251)     119,987          73,899
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (23,543,691)  (37,477,188)     (2,089,719)  (3,951,247)         67,478
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets             (79,697,857)  (24,370,385)     (8,289,610)  (2,637,602)         55,077
Net assets at beginning of year               140,110,924   164,481,309      14,872,963   17,510,565              --
                                            -----------------------------------------------------------------------------
Net assets at end of year                    $ 60,413,067   140,110,924       6,583,353   14,872,963          55,077
                                            =============================================================================
Changes in units (note 5):
   Units purchased                                650,836       772,423         240,552      638,762           7,337
   Units redeemed                              (2,089,905)   (2,301,958)       (595,021)  (1,160,767)           (747)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (1,439,069)   (1,529,535)       (354,469)    (522,005)          6,590
                                            =============================================================================

                 See accompanying notes to financial statements

                                                                      JPMORGAN INSURANCE TRUST (CONTINUED)
                                            -------------------------------------------------------------------------------------
                                            JPMORGAN INSURANCE TRUST     JPMORGAN INSURANCE TRUST       JPMORGAN INSURANCE TRUST
                                              CORE BOND PORTFOLIO --  DIVERSIFIED EQUITY PORTFOLIO --  DIVERSIFIED MID CAP GROWTH
                                                    CLASS 1                     CLASS 1                 PORTFOLIO -- CLASS 1
                                            -------------------------------------------------------------------------------------
                                                   YEAR ENDED                    YEAR ENDED                   YEAR ENDED
                                                  DECEMBER 31,                  DECEMBER 31,                 DECEMBER 31,
                                            -------------------------------------------------------------------------------------
                                                2008         2007          2008          2007                2008     2007
                                            -------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   90,076      71,278          32,632      (5,101)              (167)      162
   Net realized gain (loss) on investments      (39,357)     (5,961)       (152,869)      4,206                 74         4
   Change in unrealized appreciation
      (depreciation) on investments             (72,817)     32,336        (190,950)     12,118              5,804      (282)
   Capital gain distributions                        --          --          27,755         477              1,478     2,204
                                            -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     (22,098)     97,653        (283,432)     11,700              7,189     2,088
                                            -------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 182,739   1,076,301          99,476     218,418              2,559    10,604
   Death benefits                                    --          --              --          --                 --        --
   Surrenders                                  (196,637)    (88,455)        (37,284)     (8,469)            (3,246)   (1,019)
   Administrative expenses                       (3,296)     (1,032)           (593)       (268)               (91)       --
   Capital contribution (withdrawal)                 --          --              --          --                 --        --
   Transfers between subaccounts
      (including fixed account), net           (523,882)   (344,650)        236,404     517,044            282,294      (385)
                                            -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          (541,076)    642,164         298,003     726,725            281,516     9,200
                                            -------------------------------------------------------------------------------------
Increase (decrease) in net assets              (563,174)    739,817          14,571     738,425            288,705    11,288
Net assets at beginning of year               2,320,757   1,580,940         742,814       4,389             15,595     4,307
                                            -------------------------------------------------------------------------------------
Net assets at end of year                    $1,757,583   2,320,757         757,385     742,814            304,300    15,595
                                            =====================================================================================
Changes in units (note 5):
   Units purchased                              578,830     429,521         283,057      94,323             66,425     1,097
   Units redeemed                              (630,225)   (368,072)       (245,929)    (32,212)           (19,633)     (178)
                                            -------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (51,395)     61,449          37,128      62,111             46,792       919
                                            =====================================================================================

                 See accompanying notes to financial statements

                                                                  JPMORGAN INSURANCE TRUST (CONTINUED)
                                            ---------------------------------------------------------------------------------
                                             JPMORGAN INSURANCE TRUST  JPMORGAN INSURANCE TRUST    JPMORGAN INSURANCE TRUST
                                            EQUITY INDEX PORTFOLIO --       GOVERNMENT BOND      INTREPID GROWTH PORTFOLIO --
                                                     CLASS 1             PORTFOLIO -- CLASS 1               CLASS 1
                                            ---------------------------------------------------------------------------------
                                                    YEAR ENDED                YEAR ENDED                  YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,                DECEMBER 31,
                                            ---------------------------------------------------------------------------------
                                                  2008       2007           2008        2007           2008       2007
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)             $    (273)   (3,908)         73,669      74,672         (8,647)   (6,627)
   Net realized gain (loss) on investments      (102,247)    1,579          30,996      (2,268)      (158,124)   11,237
   Change in unrealized appreciation
      (depreciation) on investments             (133,555)    5,590          35,169      43,378       (253,627)   42,315
   Capital gain distributions                         --        --              --          --             --        --
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     (236,075)    3,261         139,834     115,782       (420,398)   46,925
                                            ---------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   75,390   167,854         174,927   1,019,596        134,129   264,292
   Death benefits                                     --        --              --          --             --        --
   Surrenders                                    (29,128)  (11,533)       (166,553)    (63,483)       (44,712)  (10,338)
   Administrative expenses                          (487)     (226)         (2,856)       (953)          (692)     (348)
   Capital contribution (withdrawal)                  --        --              --          --             --        --
   Transfers between subaccounts
      (including fixed account), net             224,177   400,787        (639,385)   (421,008)       171,869   620,213
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions            269,952   556,882        (633,867)    534,152        260,594   873,819
                                            ---------------------------------------------------------------------------------
Increase (decrease) in net assets                 33,877   560,143        (494,033)    649,934       (159,804)  920,744
Net assets at beginning of year                  573,471    13,328       2,152,713   1,502,779        924,999     4,255
                                            ---------------------------------------------------------------------------------
Net assets at end of year                      $ 607,348   573,471       1,658,680   2,152,713        765,195   924,999
                                            =================================================================================
Changes in units (note 5):
   Units purchased                               239,413    76,576         552,691     418,942        358,564   128,993
   Units redeemed                               (202,480)  (26,464)       (609,240)   (367,572)      (326,440)  (46,409)
                                            ---------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    36,933    50,112         (56,549)     51,370         32,124    82,584
                                            =================================================================================

                 See accompanying notes to financial statements

                                                  JPMORGAN INSURANCE
                                                   TRUST (CONTINUED)              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                            -----------------------------  -------------------------------------------------------
                                               JPMORGAN INSURANCE TRUST       LEGG MASON PARTNERS         LEGG MASON PARTNERS
                                            INTREPID MID CAP PORTFOLIO --  VARIABLE AGGRESSIVE GROWTH  VARIABLE CAPITAL AND INCOME
                                                       CLASS 1                PORTFOLIO -- CLASS II        PORTFOLIO -- CLASS I
                                            --------------------------------------------------------------------------------------
                                                      YEAR ENDED                   YEAR ENDED                   YEAR ENDED
                                                     DECEMBER 31,                 DECEMBER 31,                 DECEMBER 31,
                                            --------------------------------------------------------------------------------------
                                                    2008       2007            2008          2007          2008          2007
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)               $  (1,705)   (5,116)         (143,139)     (181,653)       83,835       429,268
   Net realized gain (loss) on investments        (288,571)   (1,151)         (324,898)      432,599    (1,091,723)    1,844,027
   Change in unrealized appreciation
      (depreciation) on investments               (103,284)      827        (3,838,574)     (498,678)   (2,418,191)   (3,333,572)
   Capital gain distributions                       55,326     1,199                --        90,727        48,803     1,436,192
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                       (338,234)   (4,241)       (4,306,611)     (157,005)   (3,377,276)      375,915
                                            --------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                     92,832   212,077           463,329       787,847        40,511       203,223
   Death benefits                                       --        --          (224,242)       (8,421)      (83,407)       (5,607)
   Surrenders                                      (33,389)  (11,308)         (838,460)     (945,315)   (1,495,998)   (2,634,861)
   Administrative expenses                            (481)     (249)          (20,236)      (24,237)       (9,826)      (10,372)
   Capital contribution (withdrawal)                    --        --                --            --            --            --
   Transfers between subaccounts
      (including fixed account), net              (168,594)  544,385          (355,665)      (90,062)     (492,964)     (257,938)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions             (109,632)  744,905          (975,274)     (280,188)   (2,041,684)   (2,705,555)
                                            --------------------------------------------------------------------------------------
Increase (decrease) in net assets                 (447,866)  740,664        (5,281,885)     (437,193)   (5,418,960)   (2,329,640)
Net assets at beginning of year                    750,319     9,655        11,017,844    11,455,037    10,711,189    13,040,829
                                            --------------------------------------------------------------------------------------
Net assets at end of year                        $ 302,453   750,319         5,735,959    11,017,844     5,292,229    10,711,189
                                            ======================================================================================
Changes in units (note 5):
   Units purchased                                 270,122   109,255           211,397       312,705        86,341     2,168,523
   Units redeemed                                 (293,965)  (37,584)         (279,297)     (330,947)     (330,318)   (2,081,518)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                     (23,843)   71,671           (67,900)      (18,242)     (243,977)       87,005
                                            ======================================================================================

                 See accompanying notes to financial statements

                                                              LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                                            ----------------------------------------------------------------------------------------
                                            LEGG MASON PARTNERS VARIABLE  LEGG MASON PARTNERS VARIABLE  LEGG MASON PARTNERS VARIABLE
                                                 CAPITAL AND INCOME             FUNDAMENTAL VALUE          INVESTORS PORTFOLIO --
                                                PORTFOLIO -- CLASS II         PORTFOLIO -- CLASS I                 CLASS I
                                            ----------------------------------------------------------------------------------------
                                                     YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                    DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                2008           2007            2008          2007           2008           2007
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $    41,242       403,586             459        26,759         (68,397)     (113,167)
   Net realized gain (loss) on investments    (1,469,186)      643,960      (1,066,158)    2,365,422         116,965     3,088,183
   Change in unrealized appreciation
      (depreciation) on investments           (2,591,761)   (2,530,495)     (4,342,104)   (3,971,395)     (9,805,656)   (2,741,134)
   Capital gain distributions                     54,383     1,787,127           9,417     1,581,837         604,388       817,152
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (3,965,322)      304,178      (5,398,386)        2,623      (9,152,700)    1,051,034
                                            ----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  218,499     3,341,405         173,390     1,348,018          39,772        29,506
   Death benefits                                     --            --          (4,157)      (33,084)       (248,877)     (113,524)
   Surrenders                                   (945,920)     (580,188)       (783,039)   (2,087,431)     (4,394,100)   (7,372,657)
   Administrative expenses                        (8,020)       (6,925)        (39,107)      (56,331)        (28,067)      (38,071)
   Capital contribution (withdrawal)                  --            --              --            --              --            --
   Transfers between subaccounts
      (including fixed account), net          (1,935,885)     (624,640)     (1,276,652)   (2,249,318)     (3,738,220)   (2,731,184)
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,671,326)    2,129,652      (1,929,565)   (3,078,146)     (8,369,492)  (10,225,930)
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets             (6,636,648)    2,433,830      (7,327,951)   (3,075,523)    (17,522,192)   (9,174,896)
Net assets at beginning of year               13,351,667    10,917,837      15,743,406    18,818,929      30,078,139    39,253,035
                                            ----------------------------------------------------------------------------------------
Net assets at end of year                    $ 6,715,019    13,351,667       8,415,455    15,743,406      12,555,947    30,078,139
                                            ========================================================================================
Changes in units (note 5):
   Units purchased                             1,070,629     2,565,996         237,655     3,724,838         205,823       136,388
   Units redeemed                             (1,352,867)   (2,186,678)       (475,189)   (3,263,434)       (804,241)     (728,927)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (282,238)      379,318        (237,534)      461,404        (598,418)     (592,539)
                                            ========================================================================================

                 See accompanying notes to financial statements

                                            LEGG MASON PARTNERS VARIABLE
                                                    INCOME TRUST                   MFS(R) VARIABLE INSURANCE TRUST
                                            ----------------------------  ------------------------------------------------
                                            LEGG MASON PARTNERS VARIABLE  MFS(R) INVESTORS GROWTH  MFS(R) INVESTORS TRUST
                                            STRATEGIC BOND PORTFOLIO --       STOCK SERIES --        SERIES -- SERVICE
                                                       CLASS I              SERVICE CLASS SHARES      CLASS SHARES
                                            ------------------------------------------------------------------------------
                                                     YEAR ENDED                  YEAR ENDED               YEAR ENDED
                                                    DECEMBER 31,                DECEMBER 31,             DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                 2008           2007          2008        2007        2008         2007
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    853,056        913,695      (224,477)   (358,671)   (109,618)   (197,828)
   Net realized gain (loss) on investments    (2,190,423)      (467,859)      188,165   1,118,381     424,977   1,402,116
   Change in unrealized appreciation
      (depreciation) on investments           (2,926,585)      (282,006)   (8,688,933)  1,409,290  (7,522,812)    305,943
   Capital gain distributions                         --             --       888,245          --   1,061,051     181,660
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (4,263,952)       163,830    (7,837,000)  2,169,000  (6,146,402)  1,691,891
                                            ------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  204,186         92,018       307,356     169,820     284,449     260,650
   Death benefits                               (308,069)      (252,820)      (76,416)    (70,911)    (63,398)   (191,565)
   Surrenders                                 (5,695,567)    (6,803,235)   (2,384,791) (2,501,900) (1,749,886) (2,686,468)
   Administrative expenses                       (26,236)       (31,250)      (35,366)    (45,246)    (29,923)    (40,018)
   Capital contribution (withdrawal)                  --             --            --          --          --          --
   Transfers between subaccounts
      (including fixed account), net          (2,435,860)      (145,340)   (2,212,212) (1,174,861)   (981,904) (1,205,387)
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (8,261,546)    (7,140,627)   (4,401,429) (3,623,098) (2,540,662) (3,862,788)
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets            (12,525,498)    (6,976,797)  (12,238,429) (1,454,098) (8,687,064) (2,170,897)
Net assets at beginning of year               27,947,410     34,924,207    23,661,589  25,115,687  19,432,078  21,602,975
                                            ------------------------------------------------------------------------------
Net assets at end of year                   $ 15,421,912     27,947,410    11,423,160  23,661,589  10,745,014  19,432,078
                                            ==============================================================================
Changes in units (note 5):
   Units purchased                               310,360        262,401       279,773     251,356     182,084      75,403
   Units redeemed                               (928,557)      (747,941)     (938,298)   (700,963)   (461,101)   (438,734)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (618,197)      (485,540)     (658,525)   (449,607)   (279,017)   (363,331)
                                            ==============================================================================

                 See accompanying notes to financial statements

                                                           MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                                            ------------------------------------------------------------------------
                                                   MFS(R) NEW           MFS(R) STRATEGIC          MFS(R) TOTAL
                                               DISCOVERY SERIES --      INCOME SERIES --        RETURN SERIES --
                                              SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES
                                            ------------------------------------------------------------------------
                                                   YEAR ENDED              YEAR ENDED              YEAR ENDED
                                                  DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                            ------------------------------------------------------------------------
                                                2008         2007        2008       2007        2008         2007
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $    877,056     288,325      2,414    1,832      1,283,917     246,822
   Net realized gain (loss) on investments    (1,627,954)  2,358,822     (1,694)     118     (4,783,787)    642,087
   Change in unrealized appreciation
      (depreciation) on investments          (13,417,422) (3,755,006)    (8,301)    (740)   (18,807,240) (1,417,431)
   Capital gain distributions                  3,576,582   1,771,102         --       --      3,712,810   1,358,714
                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (10,591,738)    663,243     (7,581)   1,210    (18,594,300)    830,192
                                            ------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  110,622     201,464      2,559       --     13,765,338  25,256,408
   Death benefits                               (129,650)   (182,820)        --       --        (54,329)    (33,961)
   Surrenders                                 (2,920,729) (4,617,747)    (3,923)    (820)    (4,946,488) (4,095,705)
   Administrative expenses                       (44,281)    (63,961)      (360)    (203)       (91,597)    (50,171)
   Capital contribution (withdrawal)                  --          --         --       --             --          --
   Transfers between subaccounts
      (including fixed account), net            (667,107) (3,958,627)   318,356   29,775     (6,695,970)   (412,615)
                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (3,651,145) (8,621,691)   316,632   28,752      1,976,954  20,663,956
                                            ------------------------------------------------------------------------
Increase (decrease) in net assets            (14,242,883) (7,958,448)   309,051   29,962    (16,617,346) 21,494,148
Net assets at beginning of year               29,383,836  37,342,284     77,548   47,586     76,363,437  54,869,289
                                            ------------------------------------------------------------------------
Net assets at end of year                   $ 15,140,953  29,383,836    386,599   77,548     59,746,091  76,363,437
                                            ========================================================================
Changes in units (note 5):
   Units purchased                               525,234     382,035     46,958    2,940      6,631,753   4,557,238
   Units redeemed                               (895,746) (1,175,688)   (12,869)    (479)    (6,278,678) (2,747,418)
                                            ------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (370,512)   (793,653)    34,089    2,461        353,075   1,809,820
                                            ========================================================================

                 See accompanying notes to financial statements

                                            MFS(R) VARIABLE INSURANCE
                                               TRUST (CONTINUED)                   OLD MUTUAL INSURANCE SERIES FUND
                                            --------------------------  ------------------------------------------------------
                                            MFS(R) UTILITIES SERIES --     OLD MUTUAL GROWTH II        OLD MUTUAL LARGE CAP
                                             SERVICE CLASS SHARES               PORTFOLIO                GROWTH PORTFOLIO
                                            ----------------------------------------------------------------------------------
                                                                         PERIOD FROM                 PERIOD FROM
                                                    YEAR ENDED          JANUARY 1 TO   YEAR ENDED   JANUARY 1 TO   YEAR ENDED
                                                   DECEMBER 31,         DECEMBER 12,  DECEMBER 31,  DECEMBER 12,  DECEMBER 31,
                                            ----------------------------------------------------------------------------------
                                                2008           2007          2008          2007          2008          2007
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  3,459,115     1,201,882      (61,728)      (85,901)      (62,465)     (114,205)
   Net realized gain (loss) on investments    (4,145,632)    8,278,355     (258,978)      807,245      (205,097)      708,494
   Change in unrealized appreciation
      (depreciation) on investments          (34,403,154)    1,847,164   (1,721,334)      624,909    (2,105,629)      908,896
   Capital gain distributions                  6,709,699     2,650,863           --            --            --            --
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (28,379,972)   13,978,264   (2,042,040)    1,346,253    (2,373,191)    1,503,185
                                            ----------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                5,379,391     3,998,893        2,769        33,900         1,830        13,441
   Death benefits                               (518,352)     (241,861)     (59,071)      (24,946)      (89,031)      (79,902)
   Surrenders                                 (7,265,533)  (10,860,726)    (656,404)   (2,109,492)     (844,492)   (2,509,437)
   Administrative expenses                      (164,321)     (126,525)      (7,759)       (9,529)       (9,558)      (11,707)
   Capital contribution (withdrawal)                  --            --           --            --            --            --
   Transfers between subaccounts
      (including fixed account), net          (2,203,589)    3,184,896   (3,417,838)     (270,092)   (5,003,885)     (769,233)
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (4,772,404)   (4,045,323)  (4,138,303)   (2,380,159)   (5,945,136)   (3,356,838)
                                            ----------------------------------------------------------------------------------
Increase (decrease) in net assets            (33,152,376)    9,932,941   (6,180,343)   (1,033,906)   (8,318,327)   (1,853,653)
Net assets at beginning of year               68,816,871    58,883,930    6,180,343     7,214,249     8,318,327    10,171,980
                                            ----------------------------------------------------------------------------------
Net assets at end of year                   $ 35,664,495    68,816,871           --     6,180,343            --     8,318,327
                                            ==================================================================================
Changes in units (note 5):
   Units purchased                             1,717,640     1,242,197       27,980        93,936        19,558        21,895
   Units redeemed                             (2,221,521)   (1,558,357)    (484,401)     (286,230)     (420,998)     (199,213)
                                            ----------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (503,881)     (316,160)    (456,421)     (192,294)     (401,440)     (177,318)
                                            ==================================================================================

                 See accompanying notes to financial statements

                                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                            -------------------------------------------------------------------------------
                                               OPPENHEIMER BALANCED      OPPENHEIMER BALANCED       OPPENHEIMER CAPITAL
                                                     FUND/VA           FUND/VA -- SERVICE SHARES   APPRECIATION FUND/VA
                                            -------------------------------------------------------------------------------
                                                     YEAR ENDED               YEAR ENDED                  YEAR ENDED
                                                    DECEMBER 31,             DECEMBER 31,                 DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                2008          2007        2008         2007          2008         2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,102,985      881,692       812,906     189,578      (887,650)  (1,254,285)
   Net realized gain (loss) on investments    (3,478,166)   1,155,917    (4,639,902)    328,987       800,335    8,384,169
   Change in unrealized appreciation
      (depreciation) on investments          (18,295,291)  (5,151,604)  (22,056,335) (3,360,227)  (39,111,844)   5,783,104
   Capital gain distributions                  2,242,000    4,684,444     2,504,095   3,355,513            --           --
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (18,428,472)   1,570,449   (23,379,236)    513,851   (39,199,159)  12,912,988
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                  269,635      190,682     4,479,294  13,021,834        59,360      168,027
   Death benefits                               (359,363)    (307,400)       50,215    (608,763)     (655,219)  (1,016,455)
   Surrenders                                 (8,536,285) (13,730,455)   (2,898,119) (3,007,941)  (12,836,588) (23,876,988)
   Administrative expenses                       (43,261)     (58,777)      (65,256)    (58,750)      (90,666)    (111,330)
   Capital contribution (withdrawal)                  --           --            --          --            --           --
   Transfers between subaccounts
      (including fixed account), net          (3,160,360)     922,049     2,011,263  (1,506,966)   (6,418,640)  (3,295,303)
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (11,829,634) (12,983,901)    3,577,397   7,839,414   (19,941,753) (28,132,049)
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets            (30,258,106) (11,413,452)  (19,801,839)  8,353,265   (59,140,912) (15,219,061)
Net assets at beginning of year               50,975,974   62,389,426    51,835,028  43,481,763    98,385,439  113,604,500
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $ 20,717,868   50,975,974    32,033,189  51,835,028    39,244,527   98,385,439
                                            ===============================================================================
Changes in units (note 5):
   Units purchased                               247,332      253,021     3,584,748   2,503,513       337,310      531,273
   Units redeemed                               (784,539)    (705,271)   (2,956,938) (1,758,458)   (1,208,560)  (1,541,044)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (537,207)    (452,250)      627,810     745,055      (871,250)  (1,009,771)
                                            ===============================================================================

                 See accompanying notes to financial statements

                                                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                            ------------------------------------------------------------------------------
                                                  OPPENHEIMER                                          OPPENHEIMER
                                              CAPITAL APPRECIATION       OPPENHEIMER CORE BOND       GLOBAL SECURITIES
                                            FUND/VA -- SERVICE SHARES          FUND/VA           FUND/VA -- SERVICE SHARES
                                            ------------------------------------------------------------------------------
                                                   YEAR ENDED                 YEAR ENDED               YEAR ENDED
                                                   DECEMBER 31,              DECEMBER 31,              DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                2008        2007           2008         2007         2008         2007
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  (191,312)   (258,756)     1,423,745    2,131,705      (96,390)      41,460
   Net realized gain (loss) on investments     (648,296)  1,261,166     (4,243,715)    (329,216)  (3,143,372)   8,314,331
   Change in unrealized appreciation
      (depreciation) on investments          (6,250,398)    860,710    (13,666,441)    (266,797) (46,035,381)  (8,483,476)
   Capital gain distributions                        --          --             --           --    6,131,071    5,954,508
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (7,090,006)  1,863,120    (16,486,411)   1,535,692  (43,144,072)   5,826,823
                                            ------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 197,207   1,510,274        126,061      125,316    7,191,747    4,418,729
   Death benefits                               (42,037)    (10,756)      (478,418)    (450,325)    (136,105)    (768,453)
   Surrenders                                (1,109,437) (1,910,621)    (9,401,450) (13,139,549) (11,858,182) (12,565,066)
   Administrative expenses                      (32,306)    (42,417)       (54,559)     (63,156)    (225,838)    (275,969)
   Capital contribution (withdrawal)                 --          --             --           --           --           --
   Transfers between subaccounts
      (including fixed account), net         (1,486,858)   (443,550)    (2,318,662)   5,735,527   15,229,373   (4,577,140)
                                            ------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (2,473,431)   (897,070)   (12,127,028)  (7,792,187)  10,200,995  (13,767,899)
                                            ------------------------------------------------------------------------------
Increase (decrease) in net assets            (9,563,437)    966,050    (28,613,439)  (6,256,495) (32,943,077)  (7,941,076)
Net assets at beginning of year              16,850,464  15,884,414     51,723,544   57,980,039  120,949,888  128,890,964
                                            ------------------------------------------------------------------------------
Net assets at end of year                   $ 7,287,027  16,850,464     23,110,105   51,723,544   88,006,811  120,949,888
                                            ==============================================================================
Changes in units (note 5):
   Units purchased                              635,344     639,868        772,273      607,444    7,373,887    1,695,947
   Units redeemed                              (827,364)   (708,008)    (1,447,651)    (916,668)  (4,368,089)  (2,655,834)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (192,020)    (68,140)      (675,378)    (309,224)   3,005,798     (959,887)
                                            ==============================================================================

                 See accompanying notes to financial statements

                                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                                            ------------------------------------------------------------------------------
                                                                                                   OPPENHEIMER MAIN STREET
                                             OPPENHEIMER HIGH INCOME     OPPENHEIMER MAIN STREET     SMALL CAP FUND/VA --
                                                    FUND/VA             FUND/VA -- SERVICE SHARES       SERVICE SHARES
                                            ------------------------------------------------------------------------------
                                                    YEAR ENDED                  YEAR ENDED                YEAR ENDED
                                                    DECEMBER 31,               DECEMBER 31,              DECEMBER 31,
                                            -------------------------------------------------------------------------------
                                                2008          2007          2008          2007          2008        2007
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  1,975,649     3,179,051       180,771     (582,401)     (493,536)   (684,053)
   Net realized gain (loss) on investments    (5,944,550)     (522,129)     (889,428)   6,841,450   (14,266,728)  1,554,075
   Change in unrealized appreciation
      (depreciation) on investments          (23,779,224)   (3,101,478)  (18,361,958)  (3,858,926)  (15,401,150) (4,509,261)
   Capital gain distributions                         --            --     2,367,969           --     2,604,651   1,374,213
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (27,748,125)     (444,556)  (16,702,646)   2,400,123   (27,556,763) (2,265,026)
                                            -------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   52,599        33,898     7,267,661   15,395,645    18,737,363  14,906,973
   Death benefits                               (352,819)     (740,153)     (319,216)    (506,099)     (176,898)    (12,115)
   Surrenders                                 (6,607,413)  (11,876,408)   (6,067,211)  (9,137,223)   (3,511,503) (3,522,693)
   Administrative expenses                       (32,267)      (47,495)     (143,337)    (129,001)     (131,317)   (114,085)
   Capital contribution (withdrawal)                  --            --            --           --            --          --
   Transfers between subaccounts
      (including fixed account), net          (1,310,319)   (2,153,439)   54,594,811  (33,812,033)  (15,618,101) 11,752,616
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (8,250,219)  (14,783,597)   55,332,708  (28,188,711)     (700,456) 23,010,696
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets            (35,998,344)  (15,228,153)   38,630,062  (25,788,588)  (28,257,219) 20,745,670
Net assets at beginning of year               43,383,047    58,611,200    55,699,943   81,488,531    62,617,746  41,872,076
                                            -------------------------------------------------------------------------------
Net assets at end of year                   $  7,384,703    43,383,047    94,330,005   55,699,943    34,360,527  62,617,746
                                            ===============================================================================
Changes in units (note 5):

   Units purchased                               537,810       242,039    13,672,210    3,277,493     9,453,306   3,239,538
   Units redeemed                               (835,548)     (762,463)   (4,360,744)  (5,721,555)   (9,725,757) (1,410,666)
                                            -------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (297,738)     (520,424)    9,311,466   (2,444,062)     (272,451)  1,828,872
                                            ===============================================================================

                 See accompanying notes to financial statements

                                               OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)     PIMCO VARIABLE INSURANCE TRUST
                                            ----------------------------------------------------  ------------------------------
                                                OPPENHEIMER MIDCAP         OPPENHEIMER MIDCAP      PIMCO ALL ASSET PORTFOLIO --
                                                     FUND/VA           FUND/VA -- SERVICE SHARES       ADVISOR CLASS SHARES
                                            ------------------------------------------------------------------------------------
                                                    YEAR ENDED                 YEAR ENDED                   YEAR ENDED
                                                   DECEMBER 31,               DECEMBER 31,                 DECEMBER 31,
                                            ------------------------------------------------------------------------------------
                                                2008          2007         2008        2007            2008         2007
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (594,135)    (944,065)     (57,595)    (86,700)        611,967       662,946
   Net realized gain (loss) on investments      (841,060)   3,246,016     (212,305)    430,548      (2,047,841)       80,112
   Change in unrealized appreciation
      (depreciation) on investments          (24,862,400)   1,440,912   (2,074,939)    (59,150)     (1,308,931)     (184,167)
   Capital gain distributions                         --           --           --          --          25,534            --
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (26,297,595)   3,742,863   (2,344,839)    284,698      (2,719,271)      558,891
                                            ------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   76,297      100,654       89,947     379,103       1,004,144       521,893
   Death benefits                               (529,571)    (486,702)          --      (2,916)        (13,736)     (173,416)
   Surrenders                                 (6,860,382) (13,651,031)    (423,053)   (437,238)     (1,017,978)     (632,141)
   Administrative expenses                       (49,087)     (64,309)      (8,733)    (12,558)        (37,408)      (26,032)
   Capital contribution (withdrawal)                  --           --           --          --              --            --
   Transfers between subaccounts
      (including fixed account), net          (2,490,712)  (4,986,987)    (448,990) (1,118,404)     (2,757,782)    7,953,664
                                            ------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (9,853,455) (19,088,375)    (790,829) (1,192,013)     (2,822,760)    7,643,968
                                            ------------------------------------------------------------------------------------
Increase (decrease) in net assets            (36,151,050) (15,345,512)  (3,135,668)   (907,315)     (5,542,031)    8,202,859
Net assets at beginning of year               59,933,718   75,279,230    5,144,191   6,051,506      15,149,212     6,946,353
                                            ------------------------------------------------------------------------------------
Net assets at end of year                   $ 23,782,668   59,933,718    2,008,523   5,144,191       9,607,181    15,149,212
                                            ====================================================================================
Changes in units (note 5):
   Units purchased                               118,582       71,046       75,108      74,809       4,378,363     3,099,326
   Units redeemed                               (571,188)    (700,674)    (143,971)   (146,859)     (4,686,933)   (2,419,304)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (452,606)    (629,628)     (68,863)    (72,050)       (308,570)      680,022
                                            ====================================================================================

                 See accompanying notes to financial statements

                                                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                            ----------------------------------------------------------------------------------------
                                            PIMCO FOREIGN BOND PORTFOLIO                                      PIMCO LONG-TERM
                                               (U.S. DOLLAR-HEDGED) --   PIMCO HIGH YIELD PORTFOLIO -- U.S. GOVERNMENT PORTFOLIO --
                                             ADMINISTRATIVE CLASS SHARES  ADMINISTRATIVE CLASS SHARES    ADMINISTRATIVE CLASS SHARES
                                            ----------------------------------------------------------------------------------------
                                                    YEAR ENDED                     YEAR ENDED                    YEAR ENDED
                                                   DECEMBER 31,                   DECEMBER 31,                  DECEMBER 31,
                                            ----------------------------------------------------------------------------------------
                                                 2008          2007           2008           2007            2008           2007
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)           $   107,811       169,619      4,703,878      5,473,260       2,303,298     2,044,529
   Net realized gain (loss) on investments      (115,071)      (34,735)    (5,236,032)      (206,426)      1,332,479      (917,698)
   Change in unrealized appreciation
      (depreciation) on investments             (289,028)       40,516    (17,179,679)    (3,784,824)      7,174,061     4,778,984
   Capital gain distributions                         --            --        254,587             --         432,511            --
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                     (296,288)      175,400    (17,457,246)     1,482,010      11,242,349     5,905,815
                                            ----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   28,013        54,395      3,973,218      8,037,072      25,292,893    20,351,052
   Death benefits                               (199,355)     (123,379)      (622,263)      (815,832)       (539,976)     (507,213)
   Surrenders                                 (1,599,515)   (1,396,802)    (8,716,772)   (10,470,794)    (11,014,508)   (7,912,176)
   Administrative expenses                       (10,165)      (12,193)      (170,066)      (195,643)       (194,609)      (95,695)
   Capital contribution (withdrawal)                  --            --             --             --              --            --
   Transfers between subaccounts
      (including fixed account), net            (768,542)      (67,371)    15,156,701    (18,267,721)    (18,223,141)      800,324
                                            ----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions         (2,549,564)   (1,545,350)     9,620,818    (21,712,918)     (4,679,341)   12,636,292
                                            ----------------------------------------------------------------------------------------
Increase (decrease) in net assets             (2,845,852)   (1,369,950)    (7,836,428)   (20,230,908)      6,563,008    18,542,107
Net assets at beginning of year                8,346,778     9,716,728     85,408,357    105,639,265      81,485,137    62,943,030
                                            ----------------------------------------------------------------------------------------
Net assets at end of year                    $ 5,500,926     8,346,778     77,571,929     85,408,357      88,048,145    81,485,137
                                            ========================================================================================
Changes in units (note 5):
   Units purchased                               119,782       151,729      5,538,977      2,822,570      12,205,784     4,939,215
   Units redeemed                               (321,812)     (272,086)    (3,690,450)    (4,554,670)    (12,549,376)   (3,604,298)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                  (202,030)     (120,357)     1,848,527     (1,732,100)       (343,592)    1,334,917
                                            ========================================================================================

                 See accompanying notes to financial statements

                                                                                                                 THE PRUDENTIAL
                                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                  SERIES FUND
                                           ----------------------------------------------------------------  -----------------------
                                           PIMCO LOW DURATION PORTFOLIO -- PIMCO TOTAL RETURN PORTFOLIO --    JENNISON 20/20 FOCUS
                                             ADMINISTRATIVE CLASS SHARES   ADMINISTRATIVE CLASS SHARES       PORTFOLIO -- CLASS II
                                           -----------------------------------------------------------------------------------------
                                                     YEAR ENDED                       YEAR ENDED                   YEAR ENDED
                                                    DECEMBER 31,                     DECEMBER 31,                 DECEMBER 31,
                                           -----------------------------------------------------------------------------------------
                                                 2008            2007            2008           2007           2008         2007
                                           -----------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   6,212,372      2,308,493      13,016,496     10,378,500      2,242,970    3,139,949
   Net realized gain (loss) on investments     (6,022,244)       726,901       1,604,748     (2,101,011)   (23,849,398)   2,340,512
   Change in unrealized appreciation
      (depreciation) on investments           (10,683,162)     3,249,935      (7,664,083)    12,081,199     (4,616,129)  (3,346,613)
   Capital gain distributions                   1,946,669             --       2,494,913             --             --           --
                                           -----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                    (8,546,365)     6,285,329       9,452,074     20,358,688    (26,222,557)   2,133,848
                                           -----------------------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                               142,684,329     79,743,357      40,550,855     48,656,310     22,157,225   27,906,594
   Death benefits                                (258,010)       (57,165)     (2,323,544)    (2,215,066)       (53,766)     (13,916)
   Surrenders                                 (12,177,082)    (3,893,113)    (48,283,715)   (39,457,409)    (2,225,268)  (1,895,253)
   Administrative expenses                       (543,113)       (57,704)       (667,370)      (512,737)       (92,109)     (39,835)
   Capital contribution (withdrawal)                   --             --              --             --             --           --
   Transfers between subaccounts
      (including fixed account), net         (118,691,481)    88,743,433      25,495,487    (49,030,975)   (26,774,146) (21,210,855)
                                           -----------------------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          11,014,643    164,478,808      14,771,713    (42,559,877)    (6,988,064)   4,746,735
                                           -----------------------------------------------------------------------------------------
Increase (decrease) in net assets               2,468,278    170,764,137      24,223,787    (22,201,189)   (33,210,621)   6,880,583
Net assets at beginning of year               191,569,429     20,805,292     299,527,179    321,728,368     43,189,805   36,309,222
                                           -----------------------------------------------------------------------------------------
Net assets at end of year                   $ 194,037,707    191,569,429     323,750,966    299,527,179      9,979,184   43,189,805
                                           =========================================================================================
Changes in units (note 5):
   Units purchased                             59,739,647     27,163,180      25,689,499     14,983,262      9,491,185    4,600,588
   Units redeemed                             (58,744,852)   (11,286,307)    (23,836,362)   (18,526,893)   (11,448,976)  (4,204,486)
                                           -----------------------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                    994,795     15,876,873       1,853,137     (3,543,631)    (1,957,791)     396,102
                                           =========================================================================================

                 See accompanying notes to financial statements

                                                          THE PRUDENTIAL SERIES FUND (CONTINUED)
                                            -----------------------------------------------------------------
                                                                                             SP INTERNATIONAL
                                                                        NATURAL RESOURCES    GROWTH PORTFOLIO
                                             JENNISON PORTFOLIO --   PORTFOLIO -- CLASS II      -- CLASS II
                                                CLASS II SHARES              SHARES               SHARES
                                            -----------------------------------------------------------------
                                                  YEAR ENDED               YEAR ENDED           YEAR ENDED
                                                 DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                                            -----------------------------------------------------------------
                                                2008        2007        2008        2007       2008     2007
                                            -----------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $   (46,915)   (58,128)   5,363,846   6,375,980   24,129   19,499
   Net realized gain (loss) on investments      (59,764)   105,148   (8,728,636)  2,877,574   (5,299)  14,978
   Change in unrealized appreciation
      (depreciation) on investments          (1,289,691)   276,848  (23,129,479)  1,485,716  (92,090)  (3,282)
   Capital gain distributions                        --         --           --          --       --       --
                                            -----------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (1,396,370)   323,868  (26,494,269) 10,739,270  (73,260)  31,195
                                            -----------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 140,258     93,923   12,513,106   7,394,948       --       --
   Death benefits                                    --     (8,418)    (179,189)    (63,334)      --       --
   Surrenders                                  (289,742)  (191,794)  (3,057,829) (1,642,101) (21,158) (47,813)
   Administrative expenses                       (5,421)    (6,128)    (105,631)    (60,643)    (252)    (317)
   Capital contribution (withdrawal)                 --         --           --          --       --       --
   Transfers between subaccounts
      (including fixed account), net            412,811    (69,368)     988,417  11,378,740   (4,518)   4,494
                                            -----------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions           257,906   (181,785)  10,158,874  17,007,610  (25,928) (43,636)
                                            -----------------------------------------------------------------
Increase (decrease) in net assets            (1,138,464)   142,083  (16,335,395) 27,746,880  (99,188) (12,441)
Net assets at beginning of year               3,469,709  3,327,626   42,907,111  15,160,231  160,415  172,856
                                            -----------------------------------------------------------------
Net assets at end of year                   $ 2,331,245  3,469,709   26,571,716  42,907,111   61,227  160,415
                                            =================================================================
Changes in units (note 5):
   Units purchased                              146,619     54,179    5,262,163   2,126,660    3,275      355
   Units redeemed                              (111,905)   (70,027)  (3,936,800) (1,199,560)  (5,760)  (3,375)
                                            -----------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   34,714    (15,848)   1,325,363     927,100   (2,485)  (3,020)
                                            =================================================================

                 See accompanying notes to financial statements

                                             THE PRUDENTIAL
                                               SERIES FUND                                   THE UNIVERSAL
                                               (CONTINUED)     RYDEX VARIABLE TRUST   INSTITUTIONAL FUNDS, INC.
                                            -----------------  ---------------------  --------------------------
                                              SP PRUDENTIAL
                                              U.S. EMERGING
                                            GROWTH PORTFOLIO                               EQUITY AND INCOME
                                               -- CLASS II                               PORTFOLIO -- CLASS II
                                                 SHARES         NASDAQ-100(R) FUND              SHARES
                                            --------------------------------------------------------------------
                                                                                                     PERIOD FROM
                                               YEAR ENDED           YEAR ENDED         YEAR ENDED     MAY 1 TO
                                              DECEMBER 31,         DECEMBER 31,       DECEMBER 31,  DECEMBER 31,
                                            --------------------------------------------------------------------
                                              2008     2007      2008        2007         2008         2007
                                            --------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  2,978   1,844    (105,057)   (133,967)      96,864      (24,612)
   Net realized gain (loss) on investments       (25)    165     (52,434)    805,687   (1,072,825)     (18,939)
   Change in unrealized appreciation
      (depreciation) on investments          (11,065)    881  (3,690,934)    637,610   (1,878,975)     (87,680)
   Capital gain distributions                     --      --          --          --      228,793       25,537
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                   (8,112)  2,890  (3,848,425)  1,309,330   (2,626,143)    (105,694)
                                            --------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                   --      --     137,010     188,641    4,112,706    6,224,049
   Death benefits                                 --      --  (1,509,756)    (41,472)          --           --
   Surrenders                                   (139)   (452)   (830,932) (1,188,962)    (341,808)     (66,487)
   Administrative expenses                       (46)    (41)    (21,631)    (22,376)     (11,473)          --
   Capital contribution (withdrawal)              --      --          --          --           --           --
   Transfers between subaccounts
      (including fixed account), net           2,095      (2)  1,400,198    (929,191)     951,038    1,033,609
                                            --------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions          1,910    (495)   (825,111) (1,993,360)   4,710,463    7,191,171
                                            --------------------------------------------------------------------
Increase (decrease) in net assets             (6,202)  2,395  (4,673,536)   (684,030)   2,084,320    7,085,477
Net assets at beginning of year               22,410  20,015   9,433,864  10,117,894    7,085,477           --
                                            --------------------------------------------------------------------
Net assets at end of year                   $ 16,208  22,410   4,760,328   9,433,864    9,169,797    7,085,477
                                            ====================================================================
Changes in units (note 5):
   Units purchased                               261      --   1,493,101     540,660    1,896,522      992,545
   Units redeemed                                (16)    (37) (1,804,167) (1,029,503)  (1,380,207)    (262,555)
                                            --------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                   245     (37)   (311,066)   (488,843)     516,315      729,990
                                            ====================================================================

                 See accompanying notes to financial statements

                                                     VAN KAMPEN LIFE INVESTMENT TRUST              XTF ADVISORS TRUST
                                            -------------------------------------------------  --------------------------
                                                 CAPTIAL GROWTH
                                             PORTFOLIO --  CLASS II    COMSTOCK PORTFOLIO --      ETF 60 PORTFOLIO --
                                                     SHARES              CLASS II SHARES           CLASS II SHARES
                                            -----------------------------------------------------------------------------
                                                                                                PERIOD FROM   PERIOD FROM
                                                   YEAR ENDED               YEAR ENDED         JANUARY 1 TO    MAY 1 TO
                                                  DECEMBER 31,             DECEMBER 31,          JUNE 20,    DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                2008        2007         2008         2007         2008          2007
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)          $  (114,371)   (175,607)   1,136,165      (82,687)      39,382      (69,679)
   Net realized gain (loss) on investments      259,611     555,865  (30,908,764)   3,168,859     (290,067)      (6,964)
   Change in unrealized appreciation
      (depreciation) on investments          (5,354,699)  1,196,588  (28,335,786) (11,011,500)      96,032      (96,032)
   Capital gain distributions                        --          --    5,528,592    2,373,564           --           --
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from operations                  (5,209,459)  1,576,846  (52,579,793)  (5,551,764)    (154,653)    (172,675)
                                            -----------------------------------------------------------------------------
From capital transactions (note 4):
   Net premiums                                 133,704     159,511   29,401,102   25,192,684    2,292,864    8,364,944
   Death benefits                               (25,908)    (54,246)    (374,225)    (153,667)     (45,539)          --
   Surrenders                                  (789,692)   (703,098)  (8,831,960)  (9,246,388)    (105,505)      13,685
   Administrative expenses                      (25,780)    (34,741)    (278,739)    (309,609)        (677)          --
   Capital contribution (withdrawal)                 --          --           --           --           --           --
   Transfers between subaccounts
      (including fixed account), net           (542,353)   (623,635) (47,034,981)  10,200,115  (10,325,379)     132,935
                                            -----------------------------------------------------------------------------
         Increase (decrease) in net assets
            from capital transactions        (1,250,029) (1,256,209) (27,118,803)  25,683,135   (8,184,236)   8,511,564
                                            -----------------------------------------------------------------------------
Increase (decrease) in net assets            (6,459,488)    320,637  (79,698,596)  20,131,371   (8,338,889)   8,338,889
Net assets at beginning of year              11,431,569  11,110,932  131,462,747  111,331,376    8,338,889           --
                                            -----------------------------------------------------------------------------
Net assets at end of year                   $ 4,972,081  11,431,569   51,764,151  131,462,747           --    8,338,889
                                            =============================================================================
Changes in units (note 5):
   Units purchased                              168,370     105,852   13,886,556    5,495,932      997,464    1,403,053
   Units redeemed                              (288,754)   (218,709) (17,867,142)  (3,349,890)  (1,846,864)    (553,653)
                                            -----------------------------------------------------------------------------
   Net increase (decrease) in units from
      capital transactions with contract
      owners during the years or lesser
      periods ended December 31, 2008
      and 2007                                 (120,384)   (112,857)  (3,980,586)   2,146,042     (849,400)     849,400
                                            =============================================================================

                 See accompanying notes to financial statements

                  GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

     Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective September 8, 2008, the following Portfolios were added to the Separate Account:

     Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund

     Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund

     Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Legg Mason Partners Aggressive Growth Fund

     Genworth Variable Insurance Trust -- Genworth PIMCO StockPLUS Fund

     Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund

     Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund

     Genworth Variable Insurance Trust -- Genworth Western Asset Management Core Plus Fixed Income Fund

     The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

     AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II
Shares

     BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III

     GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- S&P 500(R) Index Fund

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

     MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares

     Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

     Rydex Variable Trust -- NASDAQ 100(R) Fund

     XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares was added to the Separate Account effective May 1, 2007. On March 18, 2008, the Board of Trustees for the XTF Advisors Trust voted to liquidate the ETF 60 Portfolio due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the XTF Advisors Trust -- ETF 60 Portfolio occurred on June 20, 2008.

     On August 22, 2008, the Board of Trustees of the Old Mutual Insurance Series Fund voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio primarily due to each Portfolio's small asset size, high operating costs and lack of economies of scale. Final liquidation of the Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio and Old Mutual Large Cap Growth Portfolio occurred on December 12, 2008.

     On April 28, 2007, the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II, Inc. -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds.

     The following Portfolios are not available to contracts issued on or after May 1, 2007:

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

     Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares (formerly, Strategic Growth Portfolio)

     AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

     Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust-ETF 60 Portfolio -- Class II Portfolio were added to the Separate Account effective May 1, 2007.

     The Prudential Series Fund -- SP William Blair International Growth portfolio -- Class II Shares changed its name to The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares effective May 1, 2007.

     The following Portfolios are not available to contracts issued on or after May 1, 2006:

     Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Service Class 2

     Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund

     J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio

     J.P. Morgan Series Trust II -- JPMorgan International Equity Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Small Company Portfolio

     J.P. Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity
Portfolio

     MFS(R) Variable Insurance Trust -- MFS(R) New Discovery Series -- Service Class Shares

     Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new purchase payments or transfers on or after November 15, 2004.

     The following Portfolios are not available to contracts issued on or after May 1, 2003:

     Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

     Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares

     Janus Aspen Series -- Global Technology Portfolio -- Service Shares

     Janus Aspen Series -- Large Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Worldwide Growth Portfolio -- Service Shares

     PIMCO Variable Insurance Trust -- PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares

     As of December 31, 2008, The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available, but not shown on the statements due to not having any activity since its inception.

     All designated Portfolios listed above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

     (b) INVESTMENTS

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     - LEVEL 1 - quoted prices in active markets for identical securities.

     - LEVEL 2 - observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

     - LEVEL 3 - unobservable inputs

     The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote (4) (a) below. Form numbers P1140, P1142, P1143, P1150, P1153 and P1611 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

     (E) PAYMENTS DURING ANNUITIZATION

     Net assets allocated to the contracts in variable payout annuitization (variable income payments for the life of the annuitant) are computed in accordance to the mortality tables in effect at the time of contract issue. The assumed interest rate is an effective annual rate of 3%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from the GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(3) PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2008 were:

                                                             COST OF    PROCEEDS
                                                             SHARES       FROM
FUND/PORTFOLIO                                              ACQUIRED   SHARES SOLD
--------------                                             ----------  -----------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares           $9,845,825   $8,951,988
   AIM V.I. Capital Appreciation Fund -- Series I shares    2,092,652    6,393,689
   AIM V.I. Capital Development Fund -- Series I shares        14,768        2,802
   AIM V.I. Core Equity Fund -- Series I shares             3,623,754    7,111,489
   AIM V.I. Global Real Estate Fund -- Series II shares       999,025      707,034
   AIM V.I. Government Securities Fund -- Series I shares      37,338       37,521

                                                                                     COST OF      PROCEEDS
                                                                                     SHARES         FROM
FUND/PORTFOLIO                                                                      ACQUIRED     SHARES SOLD
--------------                                                                    ------------  ------------
   AIM V.I. International Growth Fund -- Series II shares                         $168,442,022  $156,482,160
   AIM V.I. LargeCap Growth Fund -- Series I shares                                        564         2,779
   AIM V.I. Technology Fund -- Series I shares                                             223            69
   AIM V.I. Utilities Fund -- Series I shares                                            2,484           553
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares                        5,865,219    20,122,982
   Alger American SmallCap Growth Portfolio -- Class O Shares                        8,615,975    22,021,958
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                  27,725,581    12,779,831
   AllianceBernstein Global Technology Portfolio -- Class B                          4,048,755     4,376,501
   AllianceBernstein Growth and Income Portfolio -- Class B                         40,441,199    44,680,590
   AllianceBernstein International Value Portfolio -- Class B                      397,668,208   356,756,209
   AllianceBernstein Large Cap Growth Portfolio -- Class B                           4,322,656     8,023,478
   AllianceBernstein Small Cap Growth Portfolio -- Class B                           6,420,235     9,125,668
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I                                                   33,690        16,726
   VP International Fund -- Class I                                                  9,320,931     8,750,980
   VP Ultra(R) Fund -- Class I                                                          30,478        12,683
   VP Value Fund -- Class I                                                            347,477       290,257
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II                                        111,268,841    32,060,570
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III                                      6,384,810     7,637,300
   BlackRock Global Allocation V.I. Fund -- Class III                              524,499,617   349,741,610
   BlackRock Large Cap Growth V.I. Fund -- Class III                                 2,191,101     1,505,248
   BlackRock Value Opportunities V.I. Fund -- Class III                              4,329,904     4,209,849
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A                         12,492,407    28,148,966
   Columbia Marsico International Opportunities Fund, Variable Series -- Class B   206,712,672   173,057,288
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                112,231       465,579
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares                                             27,294         8,658
Dreyfus Variable Investment Fund
   Money Market Portfolio                                                            1,846,610     1,685,736
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares                                  47,779        29,514
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                 46,442        16,764
   DWS Technology VIP -- Class B Shares                                                  1,085           731
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund                                                    116,312,839   120,479,903
   VT Worldwide Health Sciences Fund                                                 7,016,772     6,176,591
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2                                               10,496,963     9,508,940
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares                              9,203,960     8,669,289

                                                                                     COST OF       PROCEEDS
                                                                                      SHARES         FROM
FUND/PORTFOLIO                                                                       ACQUIRED     SHARES SOLD
--------------                                                                    --------------  ------------
   Federated Capital Income Fund II                                               $    2,890,308  $  5,312,358
   Federated High Income Bond Fund II -- Primary Shares                               12,450,865    19,052,814
   Federated High Income Bond Fund II -- Service Shares                               15,078,627    20,298,162
   Federated Kaufmann Fund II -- Service Shares                                       38,985,852    24,786,748
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class                                   21,087,382    27,367,986
   VIP Asset Manager(SM) Portfolio -- Service Class 2                                 10,843,423    11,325,054
   VIP Balanced Portfolio -- Service Class 2                                          74,305,107    61,412,225
   VIP Contrafund(R) Portfolio -- Initial Class                                       44,239,867   105,557,853
   VIP Contrafund(R) Portfolio -- Service Class 2                                    179,282,279   207,899,383
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                       1,755,206     1,906,389
   VIP Equity-Income Portfolio -- Initial Class                                       25,554,473    80,855,828
   VIP Equity-Income Portfolio -- Service Class 2                                    121,374,937   146,471,889
   VIP Growth & Income Portfolio -- Initial Class                                      9,109,431    16,075,828
   VIP Growth & Income Portfolio -- Service Class 2                                    6,807,990     9,035,261
   VIP Growth Opportunities Portfolio -- Initial Class                                 2,919,529     5,847,293
   VIP Growth Portfolio -- Initial Class                                              10,637,121    36,590,291
   VIP Growth Portfolio -- Service Class 2                                            14,645,093    29,516,880
   VIP Investment Grade Bond Portfolio -- Service Class 2                             94,546,677   112,923,613
   VIP Mid Cap Portfolio -- Initial Class                                                  7,875         2,581
   VIP Mid Cap Portfolio -- Service Class 2                                          113,940,532   130,143,132
   VIP Overseas Portfolio -- Initial Class                                            18,956,485    29,898,921
   VIP Value Strategies Portfolio -- Service Class 2                                   3,726,265     4,946,084
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares                                 820,455,215   668,407,402
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares                         1,333,317     1,384,344
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares           223,816,383   107,555,157
   Mutual Shares Securities Fund -- Class 2 Shares                                    71,706,894    29,045,626
   Templeton Foreign Securities Fund -- Class 1 Shares                                 7,043,937    10,328,055
   Templeton Foreign Securities Fund -- Class 2 Shares                                10,270,408     9,887,863
   Templeton Global Asset Allocation Fund -- Class 2 Shares                               42,395        38,703
   Templeton Global Income Securities Fund -- Class 1 Shares                           5,161,565     4,502,813
   Templeton Growth Securities Fund -- Class 2 Shares                                  8,212,026     7,872,515
GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares                                            4,738,154     9,912,706
   Income Fund -- Class 1 Shares                                                      30,202,865    45,522,409
   International Equity Fund -- Class 1 Shares                                        39,129,062    57,187,179
   Mid-Cap Equity Fund -- Class 1 Shares                                              59,971,445    98,277,170
   Money Market Fund                                                               1,108,013,904   924,927,132
   Premier Growth Equity Fund -- Class 1 Shares                                       10,528,207    22,222,633
   Real Estate Securities Fund -- Class 1 Shares                                      43,195,069    48,184,183
   S&P 500(R) Index Fund                                                             113,092,137   173,763,260
   Small-Cap Equity Fund -- Class 1 Shares                                            29,071,007    46,208,468
   Total Return Fund -- Class 1 Shares                                               257,535,268   326,563,801
   Total Return Fund -- Class 3 Shares                                             1,140,556,727   795,576,167
   U.S. Equity Fund -- Class 1 Shares                                                  8,309,689    22,072,879

                                                                                    COST OF       PROCEEDS
                                                                                     SHARES        FROM
FUND/PORTFOLIO                                                                      ACQUIRED    SHARES SOLD
--------------                                                                    ------------  ------------
Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund                                                   $  5,341,491  $      5,948
   Genworth Columbia Mid Cap Value Fund                                             25,436,502     3,903,944
   Genworth Davis NY Venture Fund                                                    4,073,304        52,222
   Genworth Eaton Vance Large Cap Value Fund                                        59,859,263    11,162,839
   Genworth Legg Mason Partners Aggressive Growth Fund                              70,331,902    14,075,184
   Genworth PIMCO StockPLUS Fund                                                   102,647,830    17,253,792
   Genworth Putnam International Capital Opportunities Fund                         28,824,963     4,966,893
   Genworth Thornburg International Value Fund                                      26,537,753     4,708,109
   Genworth Western Asset Management Core Plus Fixed Income Fund                    61,690,914    17,148,679
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund                                              6,335,759    16,357,471
   Goldman Sachs Mid Cap Value Fund                                                 18,886,818    55,880,569
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio                                                              75,008        44,236
   JPMorgan International Equity Portfolio                                              62,249        23,270
   JPMorgan Mid Cap Value Portfolio                                                     46,352        46,081
   JPMorgan Small Company Portfolio                                                      3,854         4,283
   JPMorgan U.S. Large Cap Core Equity Portfolio                                           119           182
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares                                       30,544,042    60,607,028
   Balanced Portfolio -- Service Shares                                             99,213,562    87,201,365
   Flexible Bond Portfolio -- Institutional Shares                                   8,079,440    13,562,553
   Forty Portfolio -- Institutional Shares                                          23,295,823    43,785,953
   Forty Portfolio -- Service Shares                                               179,653,490   132,555,489
   Fundamental Equity Portfolio -- Institutional Shares                                 11,520         1,668
   Global Life Sciences Portfolio -- Service Shares                                  2,556,139     5,228,013
   Global Technology Portfolio -- Service Shares                                     4,102,948     6,349,854
   International Growth Portfolio -- Institutional Shares                           54,393,399    70,379,348
   International Growth Portfolio -- Service Shares                                  4,811,962     6,259,295
   Large Cap Growth Portfolio -- Institutional Shares                                5,787,865    26,860,657
   Large Cap Growth Portfolio -- Service Shares                                        574,762     2,795,630
   Mid Cap Growth Portfolio -- Institutional Shares                                 14,957,477    28,891,421
   Mid Cap Growth Portfolio -- Service Shares                                        2,173,106     3,927,582
   Worldwide Growth Portfolio -- Institutional Shares                                9,503,144    33,777,842
   Worldwide Growth Portfolio -- Service Shares                                      1,636,447     3,788,322
JPMorgan Insurance Trust
   JPMorgan InsuranceTrust Balanced Portfolio -- Class 1                                75,110         7,961
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                           6,452,038     6,879,587
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                  2,795,173     2,423,135
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1            404,319       121,230
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                        2,119,824     1,840,078
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                     6,322,023     6,858,680
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                     3,217,708     2,949,423
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    2,424,091     2,467,033

                                                                                        COST OF      PROCEEDS
                                                                                        SHARES         FROM
FUND/PORTFOLIO                                                                         ACQUIRED     SHARES SOLD
--------------                                                                       ------------  ------------
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II              $  2,427,019  $  3,543,126
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I                   978,045     2,884,677
   Legg Mason Partners Variable Capital and Income Portfolio -- Class II                9,715,938    12,343,064
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I                  2,218,408     4,161,805
   Legg Mason Partners Variable Investors Portfolio -- Class I                          4,023,855    11,907,024
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I                     5,238,604    12,690,409
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares                         3,027,976     6,762,952
   MFS(R) Investors Trust Series -- Service Class Shares                                3,103,546     4,666,078
   MFS(R) New Discovery Series -- Service Class Shares                                  8,866,635     8,082,241
   MFS(R) Strategic Income Series -- Service Class Shares                                 437,276       118,245
   MFS(R) Total Return Series -- Service Class Shares                                  71,492,597    64,478,011
   MFS(R) Utilities Series -- Service Class Shares                                     42,825,398    36,782,190
Old Mutual Insurance Series Fund
   Old Mutual Growth II Portfolio                                                         323,857     4,524,779
   Old Mutual Large Cap Growth Portfolio                                                  355,529     6,381,672
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA                                                         8,764,014    17,246,982
   Oppenheimer Balanced Fund/VA -- Service Shares                                      35,978,107    29,141,954
   Oppenheimer Capital Appreciation Fund/VA                                             9,195,146    29,789,260
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares                           8,123,526    10,648,288
   Oppenheimer Core Bond Fund/VA                                                       13,521,454    24,253,130
   Oppenheimer Global Securities Fund/VA -- Service Shares                             64,940,903    48,492,887
   Oppenheimer High Income Fund/VA                                                      9,415,703    15,830,390
   Oppenheimer Main Street Fund/VA -- Service Shares                                   92,574,530    34,627,407
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                         90,501,833    89,278,391
   Oppenheimer MidCap Fund/VA                                                           1,838,155    12,294,725
   Oppenheimer MidCap Fund/VA -- Service Shares                                         1,028,472     1,878,376
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares                                   48,907,231    51,092,919
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares     1,779,635     4,178,846
   PIMCO High Yield Portfolio -- Administrative Class Shares                           59,461,444    44,999,139
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares           152,647,640   154,489,283
   PIMCO Low Duration Portfolio -- Administrative Class Shares                        644,148,301   624,622,680
   PIMCO Total Return Portfolio -- Administrative Class Shares                        333,647,964   303,552,513
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares                                  103,953,263   108,545,240
   Jennison Portfolio -- Class II Shares                                                1,533,510     1,323,026
   Natural Resources Portfolio -- Class II Shares                                      81,533,312    65,982,362
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares                          5,376           490
   SP International Growth Portfolio -- Class II Shares                                    68,956        70,773
Rydex Variable Trust
   NASDAQ -- 100(R) Fund                                                                7,784,890     8,755,782
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares                                      17,047,978    11,953,153

                                                                                        COST OF     PROCEEDS
                                                                                        SHARES        FROM
FUND/PORTFOLIO                                                                         ACQUIRED    SHARES SOLD
--------------                                                                       ------------  ------------
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares                                       $140,822,953  $160,980,865
   Comstock Portfolio -- Class II Shares                                                1,767,155     3,126,230
XTF Advisors Trust
   ETF 60 Portfolio -- Class II Shares                                                 10,031,475    18,146,593

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

     Net purchase payments (premiums) transferred from GLAIC represent gross purchase payments (premiums) recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

     Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

     Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

     The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

MORTALITY AND EXPENSE RISK CHARGE                             0.40% - 1.55% of the daily value of the assets invested
                                                              in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

ADMINISTRATIVE CHARGE                                         0.15% - 0.35% of the daily value of the assets invested
                                                              in each fund.
This charge is assessed through a reduction in unit values.

ANNUAL ADMINISTRATIVE CHARGE                                  $0 - $30 per contract year invested in each fund.
This charge is assessed through the redemption in units.

SURRENDER CHARGE                                              0.00% - 9.00% on the value of the accumulation units
                                                              purchased.
This charge is assessed through the redemption in units.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

     Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

     (C) CAPITALIZATION

     Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

     (D) BONUS CREDIT

     For contract P1152, transfers from the General Account for payments by GLAIC in the form of bonus credits include approximately $10.7 million and $15.1 million for the periods ended December 31, 2008 and 2007.

     (E) CAPITAL BROKERAGE CORPORATION

     Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

     (F) GENWORTH VARIABLE INSURANCE TRUST

     Genworth Variable Insurance Trust (the Fund) is an open-end diversified management investment company. Genworth Financial Wealth Management (Investment Advisor), a wholly-owned subsidiary of Genworth Financial, Inc., currently serves as investment advisor to the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 1.0% for the Genworth Calamos Growth Fund, 0.85% for the Genworth Columbia Mid Cap Value Fund, 0.75% Genworth Davis NY Venture Fund, 0.75% Genworth Eaton Vance Large Cap Value Fund, 0.70% Genworth Legg Mason Partners Aggressive Growth Fund, 0.60% Genworth PIMCO StocksPLUS Fund, 0.95% Genworth Putnam International Capital Opportunities Fund, 0.90% Genworth Thornburg International Value Fund, and 0.65% Genworth Western Asset Management Core Plus Fixed Income Fund.

(5) CAPITAL TRANSACTIONS

     All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

     The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2008 and 2007 are reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

     GLAIC offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2008, 2007, 2006, 2005 and 2004 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
AIM Variable Insurance Funds
    AIM V.I. Basic Value Fund -- Series II shares
       2008                    1.45% to 2.30%    1,471,353        7.72 to 5.39            10,642     2.32%     (52.60)% to (53.01)%
       2007                    1.45% to 2.30%    1,659,393       16.29 to 11.47           25,722     0.36%      (0.11)% to (0.98)%
       2006                    1.45% to 2.30%    1,909,128       16.31 to 11.58           29,813     0.41%       11.31% to 10.35%
       2005                    1.45% to 2.30%    1,925,238       14.65 to 10.50           27,322     0.49%        8.28% to 3.12%
       2004                    1.45% to 2.20%    1,659,147       14.10 to 10.41           22,898     0.00%        9.23% to 4.07%
    AIM V.I. Capital Appreciation Fund -- Series I shares
       2008                    0.75% to 2.10%    2,405,091        4.68 to 6.89            11,716     0.00%     (42.92)% to (43.70)%
       2007                    0.75% to 2.10%    3,057,845        8.19 to 12.23           25,929     0.00%        11.17% to 9.65%
       2006                    0.75% to 2.30%    3,971,594        7.37 to 11.01           30,220     0.06%        5.51% to 3.86%
       2005                    0.75% to 2.10%    3,102,434        13.83 to 6.53           22,640     0.06%        15.23% to 6.56%
       2004                    0.75% to 2.10%    3,462,258        12.90 to 6.11           23,540     0.00%        5.83% to 0.58%
    AIM V.I. Capital Development Fund -- Series I shares
       2008                    0.75% to 0.75%        2,002        8.47 to 8.47                17     1.66%     (47.42)% to (47.42)%
       2007                    0.75% to 0.75%        1,328       16.10 to 16.10               21     3.05%       10.01% to 10.01%
       2006                    0.75% to 0.75%        1,195       14.64 to 14.64               17     0.12%       15.65% to 15.65%
       2005                    0.75% to 0.75%          974       12.66 to 12.66               12     0.00%        8.79% to 8.79%
       2004                    0.75% to 0.75%          772       11.64 to 11.64                9     0.00%       14.63% to 14.63%
    AIM V.I. Core Equity Fund -- Series I shares
       2008                    0.75% to 2.30%    1,854,854        7.03 to 7.75            14,617     2.07%     (30.67)% to (31.75)%
       2007                    0.75% to 2.30%    2,208,336       10.14 to 11.35           25,386     1.02%        7.30% to 5.62%
       2006                    0.75% to 0.75%    2,749,575        9.45 to 9.45            29,700     0.81%       15.83% to 15.83%
       2005                    0.75% to 0.75%          283        8.16 to 8.16                 2     0.84%        4.52% to 4.52%
       2004                    0.75% to 0.75%          625        7.80 to 7.80                 5     1.57%        8.15% to 8.15%
    AIM V.I. Global Real Estate Fund -- Series II shares
       2008                    1.45% to 2.20%       47,714        8.15 to 4.75               339    15.03%     (45.52)% to (45.94)%
       2007                    1.45% to 2.20%       17,946       14.96 to 11.71              242    10.30%      (7.14)% to (7.85)%
       2006                    1.45% to 2.05%        2,948       16.11 to 14.94               47     2.29%       40.18% to 39.33%
       2005                    1.45% to 1.45%          608       11.49 to 11.49                7     2.92%       14.89% to 14.89%
    AIM V.I. Government Securities Fund -- Series I shares
       2008                    0.75% to 0.75%        1,504       14.97 to 14.97               22     4.17%       11.47% to 11.47%
       2007                    0.75% to 0.75%        1,558       13.43 to 13.43               21     5.18%        5.54% to 5.54%
       2006                    0.75% to 0.75%        1,223       12.72 to 12.72               16     7.79%        2.78% to 2.78%
       2005                    0.75% to 0.75%          945       12.38 to 12.38               12     3.28%        0.90% to 0.90%
       2004                    0.75% to 0.75%          241       12.27 to 12.27                3     0.08%        1.79% to 1.79%
    AIM V.I. International Growth Fund -- Series II shares
       2008                    1.45% to 2.55%    6,349,635        10.27 to 5.99           51,090     0.49%     (41.39)% to (42.05)%
       2007                    1.45% to 2.55%    5,648,638       17.52 to 10.34           89,441     0.47%        12.75% to 5.07%
       2006                    1.45% to 2.30%    2,947,792       15.54 to 13.39           43,431     1.38%       26.03% to 24.95%
       2005                    1.45% to 2.30%    1,071,925       12.33 to 10.72           13,152     1.31%        18.94% to 7.20%
       2004                    1.45% to 2.20%       48,431       10.63 to 10.62              516     0.62%        6.29% to 6.19%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    AIM V.I. Large Cap Growth Fund -- Series I shares
       2008                    1.45% to 1.45%        2,501        7.07 to 7.07                18     0.01%     (39.18)% to (39.18)%
       2007                    1.45% to 1.45%        2,692       11.63 to 11.63               31     0.03%       13.96% to 13.96%
       2006                    1.45% to 2.20%        2,805       10.20 to 10.15               29     0.22%        2.03% to 1.51%
       2005                    1.45% to 1.45%          312       12.36 to 12.36                4     0.72%        2.00% to 2.00%
    AIM V.I. Technology Fund -- Series I shares
       2008                    0.75% to 0.75%        3,253        1.95 to 1.95                 6     0.00%     (44.92)% to (44.92)%
       2007                    0.75% to 0.75%        3,184        3.55 to 3.55                11     0.00%        6.89% to 6.89%
       2006                    0.75% to 0.75%        3,165        3.32 to 3.32                11     0.00%        9.66% to 9.66%
       2005                    0.75% to 0.75%        3,126        3.03 to 3.03                 9     0.00%        1.41% to 1.41%
       2004                    0.75% to 0.75%        3,126        2.99 to 2.99                 9     0.00%        3.98% to 3.98%
    AIM V.I. Utilities Fund -- Series I shares
       2008                    0.75% to 0.75%          404        8.61 to 8.61                 3     3.05%     (32.86)% to (32.86)%
       2007                    0.75% to 0.75%          290       12.82 to 12.82                4     2.00%       19.73% to 19.73%
       2006                    0.75% to 0.75%          817       10.71 to 10.71                9     3.28%       24.52% to 24.52%
       2005                    0.75% to 0.75%          796        8.60 to 8.60                 7     2.38%       15.96% to 15.96%
       2004                    0.75% to 0.75%          292        7.41 to 7.41                 2     3.23%       23.58% to 23.58%
The Alger American Fund
    Alger American LargeCap Growth Portfolio -- Class O Shares
       2008                    1.15% to 1.60%    3,822,849        12.78 to 5.61           32,079     0.23%     (46.78)% to (47.02)%
       2007                    1.15% to 1.60%    4,954,536       24.02 to 10.59           77,447     0.35%       18.56% to 18.02%
       2006                    1.15% to 1.60%    6,423,326        20.26 to 8.97           85,861     0.13%        3.94% to 3.47%
       2005                    1.15% to 1.60%    8,119,602        19.49 to 8.67          106,661     0.24%       10.75% to 10.25%
       2004                    1.15% to 1.60%   10,617,105        17.60 to 7.87          127,650     0.00%        4.28% to 3.81%
    Alger American SmallCap Growth Portfolio -- Class O Shares
       2008                    1.15% to 1.60%    3,365,920        8.56 to 6.54            25,618     0.00%     (47.22)% to (47.46)%
       2007                    1.15% to 1.60%    4,556,709       16.22 to 12.45           65,664     0.00%       15.89% to 15.36%
       2006                    1.15% to 1.60%    5,906,690       14.00 to 10.79           73,631     0.00%       18.64% to 18.10%
       2005                    1.15% to 1.60%    7,118,172        11.80 to 9.14           75,448     0.00%       15.54% to 15.02%
       2004                    1.15% to 1.60%    8,684,546        10.21 to 7.94           80,359     0.00%       15.23% to 14.71%
AllianceBernstein Variable Products Series Fund, Inc.
    AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
       2008                    1.45% to 2.55%    2,363,636        7.01 to 6.91            16,167     3.18%     (31.22)% to (31.99)%
       2007                    1.45% to 2.55%      724,121       10.19 to 10.15            7,350     0.00%        5.66% to 4.49%
    AllianceBernstein Global Technology Portfolio -- Class B
       2008                    1.45% to 2.10%      352,242        9.11 to 6.42             3,098     0.00%     (48.23)% to (48.57)%
       2007                    1.45% to 2.10%      367,210       17.60 to 12.49            6,431     0.00%       18.15% to 17.36%
       2006                    1.45% to 2.30%      279,527       14.90 to 11.26            4,147     0.00%        6.81% to 5.90%
       2005                    1.45% to 2.10%      292,803       14.21 to 10.03            4,067     0.00%        2.15% to 1.48%
       2004                    1.45% to 2.10%      304,642        13.94 to 9.88            4,153     0.00%       3.56% to (1.20)%
    AllianceBernstein Growth and Income Portfolio -- Class B
       2008                    1.15% to 2.30%    8,422,022        9.84 to 7.12            70,944     4.34%     (41.38)% to (42.06)%
       2007                    1.15% to 2.30%   10,474,263       16.79 to 12.28          151,327     1.54%        3.65% to 2.44%
       2006                    1.15% to 2.30%   13,122,419       16.20 to 11.99          183,423     1.15%       15.64% to 14.30%
       2005                    1.15% to 2.30%   14,848,760       14.01 to 10.49          180,466     1.27%        6.20% to 2.30%
       2004                    1.15% to 2.20%   16,020,295       13.55 to 10.48          188,515     0.74%        9.94% to 4.80%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    AllianceBernstein International Value Portfolio-- Class B
       2008                    1.45% to 2.55%   11,076,363        7.72 to 4.47            68,474     2.08%     (53.96)% to (54.48)%
       2007                    1.45% to 2.55%   12,061,917        16.77 to 9.83          180,154     2.45%       4.04% to (2.59)%
       2006                    1.45% to 2.30%    6,462,121       16.12 to 14.06           98,953     1.37%       33.17% to 32.02%
       2005                    1.45% to 2.30%    1,821,627       12.10 to 10.65           21,933     0.96%        18.49% to 6.50%
       2004                    1.45% to 2.10%       60,435       10.54 to 10.53              638     0.00%        5.40% to 5.31%
    AllianceBernstein Large Cap Growth Portfolio -- Class B
       2008                    1.45% to 2.30%    2,968,259        9.03 to 6.92            14,864     0.00%     (40.69)% to (41.21)%
       2007                    1.45% to 2.30%    3,521,483       15.23 to 11.77           29,206     0.00%       11.96% to 10.99%
       2006                    1.45% to 2.30%    4,382,691       13.61 to 10.61           32,212     0.00%      (2.08)% to (2.92)%
       2005                    1.45% to 2.30%    4,758,699        13.90 to 6.45           35,074     0.00%        13.18% to 9.26%
       2004                    1.45% to 2.10%    5,055,815        12.28 to 5.71           32,416     0.00%        9.15% to 3.28%
    AllianceBernstein Small Cap Growth Portfolio -- Class B
       2008                    1.45% to 2.20%      791,595        5.67 to 5.56             4,590     0.00%     (46.41)% to (46.82)%
       2007                    1.45% to 1.70%    1,047,111       10.59 to 10.19           11,344     0.00%       12.04% to 11.75%
       2006                    1.50% to 1.70%      781,360        9.24 to 9.12             7,654     0.00%        8.85% to 8.63%
       2005                    1.50% to 1.70%      818,120        10.29 to 8.39            7,351     0.00%        3.29% to 3.08%
       2004                    1.50% to 1.70%    1,213,833        9.97 to 8.14            10,540     0.00%       12.67% to 12.44%
American Century Variable Portfolios, Inc.
    VP Income & Growth Fund -- Class I
       2008                    1.45% to 2.05%       10,530        10.40 to 7.39               88     2.00%     (35.54)% to (35.93)%
       2007                    1.45% to 2.05%        9,983       16.14 to 11.54              132     1.83%      (1.52)% to (2.13)%
       2006                    1.45% to 2.05%        9,996       16.39 to 11.79              136     1.21%       15.39% to 14.69%
       2005                    1.45% to 1.50%        2,822       14.38 to 14.20               41     0.56%        3.12% to 3.07%
       2004                    1.50% to 1.50%          239       13.95 to 13.95                3     1.47%       11.30% to 11.30%
    VP International Fund -- Class I
       2008                    1.45% to 2.20%      222,588        12.40 to 5.81            1,908     0.80%     (45.62)% to (46.04)%
       2007                    1.45% to 2.20%      205,260       22.80 to 12.42            3,331     0.58%       16.34% to 15.45%
       2006                    1.45% to 2.05%      111,161       19.60 to 13.06            1,556     0.06%       23.22% to 22.47%
       2005                    1.45% to 1.45%           60       15.91 to 15.91                1     0.00%       11.62% to 11.62%
    VP Ultra(R) Fund -- Class I
       2008                    1.45% to 2.05%        6,048        8.50 to 6.81                43     0.00%     (42.33)% to (42.68)%
       2007                    1.45% to 2.05%        4,990       14.74 to 11.87               62     0.00%       19.25% to 18.52%
       2006                    1.45% to 2.05%        5,745       12.36 to 10.02               60     0.00%      (4.67)% to (5.25)%
       2005                    1.45% to 1.85%        3,944       13.00 to 10.94               44     0.00%        9.40% to 0.64%
       2004                    1.45% to 1.50%          258       12.92 to 12.88                3     0.00%        9.07% to 9.01%
    VP Value Fund -- Class I
       2008                    1.45% to 2.10%       16,009        11.43 to 7.43              176     7.26%     (27.84)% to (28.32)%
       2007                    1.45% to 2.10%       14,003       15.84 to 10.37              212     6.30%      (6.52)% to (7.14)%
       2006                    1.45% to 2.05%       22,032       16.94 to 12.27              308     2.37%       16.94% to 16.23%
       2005                    1.45% to 1.45%        2,335       14.49 to 14.49               34     5.94%        3.51% to 3.51%
       2004                    1.45% to 1.45%        1,208       14.00 to 14.00               17     0.00%       12.68% to 12.68%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
American Century Variable Portfolios II, Inc.
    VP Inflation Protection Fund -- Class II
       2008                    1.45% to 2.55%    8,364,576       10.44 to 10.09           84,952     1.46%      (3.03)% to (4.11)%
       2007                    1.45% to 2.30%      387,959       10.76 to 10.61            4,157     4.68%        7.91% to 6.98%
       2006                    1.45% to 2.30%      389,505        9.97 to 9.92             3,877     3.38%       0.11% to (0.75)%
       2005                    1.45% to 2.30%      170,088        10.00 to 9.91            1,693     3.74%       0.00% to (0.89)%
BlackRock Variable Series Funds, Inc.
    BlackRock Basic Value V.I. Fund -- Class III
       2008                    1.45% to 2.30%    1,119,238        8.20 to 7.61             8,865     2.10%     (37.82)% to (38.36)%
       2007                    1.45% to 2.30%    1,229,722       13.19 to 12.34           16,049     2.41%       0.05% to (0.82)%
       2006                    1.45% to 2.30%    1,008,415       13.18 to 12.44           13,161     4.05%       19.84% to 18.81%
       2005                    1.45% to 2.30%      524,088       11.00 to 10.47            5,730     0.39%        7.36% to 0.37%
       2004                    1.45% to 2.20%      242,570       10.88 to 10.82            2,635     2.26%        8.78% to 8.23%
    BlackRock Global Allocation V.I. Fund -- Class III
       2008                    1.45% to 2.55%   37,014,846        11.56 to 8.55          343,978     2.67%     (20.84)% to (21.72)%
       2007                    1.45% to 2.55%   20,599,329       14.61 to 10.93          265,528     5.93%       15.05% to 14.10%
       2006                    1.45% to 2.30%    5,164,141       12.69 to 11.78           60,201     9.12%       14.72% to 13.74%
       2005                    1.45% to 2.20%       92,490       11.07 to 11.01            1,024     0.00%       10.65% to 10.09%
    BlackRock Large Cap Growth V.I. Fund -- Class III
       2008                    1.45% to 2.10%      310,603        7.73 to 7.49             2,390     0.26%     (41.75)% to (42.14)%
       2007                    1.45% to 2.10%      245,703       13.27 to 12.95            3,246     0.06%        6.49% to 5.79%
       2006                    1.45% to 2.30%      234,288       12.46 to 11.34            2,912     0.06%        5.34% to 4.43%
       2005                    1.45% to 2.10%      104,238       11.83 to 11.70            1,231     0.00%        8.87% to 8.16%
       2004                    1.45% to 1.85%       34,647       10.86 to 10.83              375     0.17%        8.65% to 8.35%
    BlackRock Value Opportunities V.I. Fund -- Class III
       2008                    1.45% to 2.30%      582,155        7.73 to 6.54             4,345     3.25%     (41.08)% to (41.59)%
       2007                    1.45% to 2.30%      575,082       13.12 to 11.20            7,408     5.34%      (2.59)% to (3.43)%
       2006                    1.45% to 2.30%      543,167       13.47 to 11.59            7,200    47.14%        10.65% to 9.70%
       2005                    1.45% to 2.30%      374,763       12.17 to 10.57            4,539     1.51%        19.05% to 5.69%
       2004                    1.45% to 2.20%      120,505       11.22 to 11.16            1,351    19.09%       12.17% to 11.59%
Columbia Funds Variable Insurance Trust I
    Columbia Marsico Growth Fund, Variable Series -- Class A
       2008                    1.45% to 2.30%    3,282,592        10.53 to 7.49           32,303     0.31%     (40.33)% to (40.84)%
       2007                    1.45% to 2.30%    4,177,012       17.65 to 12.65           71,729     0.08%       15.76% to 14.76%
       2006                    1.45% to 2.30%    3,884,022       15.25 to 11.03           57,287     0.00%        4.56% to 3.66%
       2005                    1.45% to 2.30%    3,682,302       14.58 to 10.64           52,570     0.00%        12.10% to 5.09%
       2004                    1.45% to 2.20%    2,593,599       13.77 to 10.94           35,196     0.00%        12.55% to 9.38%
    Columbia Marsico International Opportunities Fund, Variable
Series -- Class B
       2008                    1.45% to 2.55%    6,825,330        13.18 to 5.67           64,646    10.70%     (49.24)% to (49.80)%
       2007                    1.45% to 2.55%    6,718,136       25.96 to 11.29          141,978     1.86%       17.93% to 19.81%
       2006                    1.45% to 2.30%    5,251,780       22.01 to 13.42          101,186     1.34%       21.44% to 20.40%
       2005                    1.45% to 2.30%    3,229,809       18.12 to 11.15           55,310     1.00%       25.11% to 11.50%
       2004                    1.45% to 2.20%    2,322,165       15.39 to 10.70           34,520     0.53%        14.90% to 7.01%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
Dreyfus
    The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
       2008                    1.50% to 2.05%      668,346         4.49 to 7.63            3,015     0.76%     (35.41)% to (35.77)%
       2007                    1.50% to 2.05%      723,086        6.95 to 11.88            5,055     0.54%        6.16% to 5.56%
       2006                    1.45% to 2.05%      813,509        13.77 to 11.25           5,372     0.11%        7.62% to 6.97%
       2005                    1.50% to 1.70%      901,194         6.99 to 6.02            5,536     0.00%        2.07% to 1.86%
       2004                    1.50% to 1.70%      964,410         6.85 to 5.91            5,815     0.39%        4.62% to 4.40%
Dreyfus Investment Portfolios
    MidCap Stock Portfolio -- Initial Shares
       2008                    1.45% to 2.05%        9,473         9.56 to 6.43               86     7.20%     (41.29)% to (41.64)%
       2007                    1.45% to 2.05%        9,176        16.27 to 11.01             144     2.47%       0.02% to (0.59)%
       2006                    1.45% to 2.05%       10,174        16.27 to 11.08             157     1.84%        6.19% to 5.55%
       2005                    1.45% to 1.85%        2,217        15.32 to 11.45              31     0.01%        14.55% to 7.59%
       2004                    1.45% to 1.45%           98        14.24 to 14.24               1     0.39%       12.82% to 12.82%
Dreyfus Variable Investment Fund
    Money Market Portfolio
       2008                    1.45% to 2.05%       75,117        10.72 to 10.60             798     2.24%        1.05% to 0.44%
       2007                    1.45% to 2.20%       60,564        10.61 to 10.43             638     4.32%        3.30% to 2.51%
       2006                    1.45% to 2.05%       50,811        10.27 to 10.28             523     4.59%        3.09% to 2.46%
       2005                    1.45% to 1.85%       12,121        10.08 to 9.91              122     2.98%        1.18% to 0.76%
       2004                    1.50% to 1.50%        2,477         9.80 to 9.80               24     0.04%      (0.95)% to (0.95)%
DWS Variable Series II
    DWS Dreman High Return Equity VIP -- Class B Shares
       2008                    1.45% to 2.05%        9,267         9.07 to 6.14               67     7.12%     (46.94)% to (47.27)%
       2007                    1.45% to 2.05%        9,105        17.10 to 11.65             129     1.05%      (3.61)% to (4.20)%
       2006                    1.45% to 2.05%        8,948        17.74 to 12.16             133     0.85%       16.50% to 15.79%
       2005                    1.45% to 1.45%          558        15.23 to 15.23               9     1.37%        5.96% to 5.96%
       2004                    1.45% to 1.45%          401        14.37 to 14.37               6     0.00%       11.98% to 11.98%
    DWS Dreman Small Mid Cap Value VIP -- Class B Shares
       2008                    1.45% to 2.05%        4,267        14.80 to 8.23               59    10.33%     (34.64)% to (35.04)%
       2007                    1.45% to 2.05%        4,211        22.64 to 12.66              89     3.79%        1.17% to 0.55%
       2006                    1.45% to 2.05%        3,490        22.37 to 12.60              72     0.38%       22.79% to 22.05%
       2005                    1.45% to 1.45%          634        18.22 to 18.22              12     0.00%        8.19% to 8.19%
    DWS Technology VIP -- Class B Shares
       2008                    1.45% to 1.50%          852         7.86 to 8.91                7     0.00%     (47.22)% to (47.25)%
       2007                    1.45% to 1.50%          792        14.90 to 16.90              12     0.00%       12.18% to 12.12%
       2006                    1.45% to 2.05%          759        13.28 to 10.46              10     0.00%      (1.02)% to (1.62)%
       2005                    1.45% to 1.50%          289        15.23 to 13.42               4     0.07%        1.77% to 1.72%
       2004                    1.50% to 1.50%           39        14.97 to 14.97               1     0.00%      (0.04)% to (0.04)%
Eaton Vance Variable Trust
    VT Floating-Rate Income Fund
       2008                    1.45% to 2.55%    5,262,454         7.86 to 6.93           39,804     5.63%     (28.19)% to (28.99)%
       2007                    1.45% to 2.55%    6,162,498        10.95 to 9.77           65,664     5.83%       0.14% to (3.46)%
       2006                    1.45% to 2.30%    4,295,739        10.94 to 10.34          46,744     5.79%        3.98% to 3.08%
       2005                    1.45% to 2.20%    4,297,266        10.52 to 10.12          45,015     4.08%        2.36% to 1.16%
       2004                    1.45% to 2.10%    3,038,137        10.27 to 10.05          31,118     2.99%        1.34% to 0.47%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    VT Worldwide Health Sciences Fund
       2008                    1.45% to 2.20%      723,917       12.41 to 10.34            9,182     0.00%      (8.43)% to (9.13)%
       2007                    1.45% to 2.20%      757,721       13.56 to 11.38           10,454     0.00%        4.62% to 3.82%
       2006                    1.45% to 2.30%      876,192       12.96 to 10.40           11,571     0.00%      (1.45)% to (2.29)%
       2005                    1.45% to 2.20%      890,740       14.69 to 10.28           11,959     0.00%        12.21% to 4.79%
       2004                    1.45% to 2.10%      804,315        13.94 to 9.81           10,281     0.00%       4.70% to (1.94)%
Evergreen Variable Annuity Trust
    Evergreen VA Omega Fund -- Class 2
       2008                    1.45% to 1.85%      140,721        8.90 to 8.73             1,250     0.00%     (28.46)% to (28.75)%
       2007                    1.45% to 1.85%       85,037       12.44 to 12.26            1,055     0.25%        10.11% to 9.66%
       2006                    1.45% to 2.30%       64,164       11.30 to 10.82              723     0.00%        4.17% to 3.27%
       2005                    1.45% to 1.85%       44,801       10.85 to 10.78              486     0.02%        2.07% to 1.66%
       2004                    1.50% to 1.85%       14,004       10.63 to 10.60              149     0.00%        6.25% to 6.00%
Federated Insurance Series
    Federated American Leaders Fund II -- Primary Shares
       2008                    1.15% to 1.60%    1,500,152        12.87 to 6.56           15,001     6.65%     (34.56)% to (34.85)%
       2007                    1.15% to 1.60%    2,015,253       19.66 to 10.07           30,712     2.79%     (10.71)% to (11.12)%
       2006                    1.15% to 1.60%    2,636,575       22.02 to 11.32           45,394     2.29%       15.47% to 14.95%
       2005                    1.15% to 1.60%    3,421,019        19.07 to 9.85           51,833     1.59%        3.82% to 3.35%
       2004                    1.15% to 1.60%    4,327,099        18.37 to 9.53           64,074     1.46%        8.51% to 8.03%
    Federated Capital Income Fund II
       2008                    1.15% to 1.60%      855,909        13.89 to 6.96            9,050     6.06%     (21.30)% to (21.65)%
       2007                    1.15% to 1.60%    1,088,722        17.65 to 8.89           14,801     5.30%        2.83% to 2.37%
       2006                    1.15% to 1.60%    1,431,042        17.16 to 8.68           18,752     6.04%       14.32% to 13.80%
       2005                    1.15% to 1.60%    1,648,487        15.01 to 7.63           19,590     5.42%        5.07% to 4.59%
       2004                    1.15% to 1.60%    2,106,682        14.29 to 7.30           24,117     4.55%        8.66% to 8.17%
    Federated High Income Bond Fund II -- Primary Shares
       2008                    1.15% to 1.60%    1,467,058        15.37 to 9.14           17,443    10.25%     (26.85)% to (27.18)%
       2007                    1.15% to 1.60%    2,067,050       21.01 to 12.55           33,363     8.24%        2.23% to 1.77%
       2006                    1.15% to 1.60%    2,734,643       20.55 to 12.33           43,511     9.06%        9.53% to 9.04%
       2005                    1.15% to 1.60%    3,435,540       18.76 to 11.31           50,854     8.41%        1.48% to 1.02%
       2004                    1.15% to 1.60%    4,545,043       18.49 to 11.20           67,286     7.21%        9.19% to 8.70%
    Federated High Income Bond Fund II -- Service Shares
       2008                    1.45% to 2.30%    2,234,174        9.71 to 7.94            21,881     9.67%     (27.17)% to (27.80)%
       2007                    1.45% to 2.30%    2,825,333       13.33 to 11.00           38,240     7.57%        1.68% to 0.80%
       2006                    1.45% to 2.30%    3,139,428       13.11 to 10.92           41,883     8.12%        8.97% to 8.03%
       2005                    1.45% to 2.30%    3,336,310       13.02 to 10.10           40,903     8.21%        3.95% to 0.03%
       2004                    1.45% to 2.20%    3,777,328       12.93 to 10.65           46,278     6.83%        8.56% to 6.47%
    Federated Kaufmann Fund II -- Service Shares
       2008                    1.45% to 2.55%    4,812,138        12.61 to 6.28           45,845     2.98%     (42.75)% to (43.39)%
       2007                    1.45% to 2.10%    2,613,449       22.03 to 15.47           56,888     1.73%       18.87% to 18.08%
       2006                    1.45% to 2.30%    2,729,349       18.54 to 11.88           49,853     0.60%       12.94% to 11.97%
       2005                    1.45% to 2.10%    2,598,587       16.41 to 11.67           42,072     0.00%        19.04% to 8.56%
       2004                    1.45% to 2.10%    2,157,291       15.02 to 10.75           31,957     0.00%        12.82% to 7.55%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
Fidelity(R) Variable Insurance Products Fund
    VIP Asset Manager(SM) Portfolio -- Initial Class
       2008                    1.15% to 1.60%    3,076,370        26.55 to 8.79           68,001     8.71%     (29.54)% to (29.86)%
       2007                    1.15% to 1.60%    3,723,741       37.69 to 12.54          116,426     6.07%       14.17% to 13.65%
       2006                    1.15% to 1.60%    4,607,975       33.01 to 11.03          125,274     2.85%        6.09% to 5.61%
       2005                    1.15% to 1.60%    5,612,856       31.12 to 10.45          145,425     2.89%        2.85% to 2.39%
       2004                    1.15% to 1.60%    6,990,247       30.25 to 10.20          177,876     2.86%        4.25% to 3.78%
    VIP Asset Manager(SM) Portfolio -- Service Class 2
       2008                    1.45% to 2.30%    1,874,666        8.90 to 8.44            16,286     8.68%     (29.94)% to (30.54)%
       2007                    1.45% to 2.30%    2,179,780       12.70 to 12.15           27,112     5.77%       13.50% to 12.51%
       2006                    1.45% to 2.30%    2,406,777       11.19 to 10.80           26,494     1.86%        5.59% to 4.68%
       2005                    1.45% to 2.30%    1,719,286       10.60 to 10.32           18,085     1.74%        5.68% to 1.50%
       2004                    1.45% to 2.20%      615,985       10.36 to 10.31            6,367     0.00%        3.63% to 3.10%
    VIP Balanced Portfolio -- Service Class 2
       2008                    1.45% to 2.55%    6,416,955        7.25 to 6.45            44,795     2.82%     (35.10)% to (35.83)%
       2007                    1.45% to 2.55%    5,076,686       11.17 to 10.05           55,928     4.40%        7.13% to 0.71%
       2006                    1.45% to 2.45%    1,796,891       10.43 to 10.36           18,660     0.00%        4.30% to 3.60%
    VIP Contrafund(R) Portfolio -- Initial Class
       2008                    1.15% to 1.60%    8,530,894        28.33 to 9.51          138,791     0.98%     (43.18)% to (43.43)%
       2007                    1.15% to 1.60%   11,817,273       49.86 to 16.81          328,218     4.97%       16.23% to 15.70%
       2006                    1.15% to 1.60%   15,122,578       42.90 to 14.53          365,720     1.29%        10.44% to 9.94%
       2005                    1.15% to 1.60%   17,346,810       38.84 to 13.21          395,149     0.32%       15.60% to 15.08%
       2004                    1.15% to 1.60%   18,014,173       33.60 to 11.48          373,173     0.34%       14.15% to 13.63%
    VIP Contrafund(R) Portfolio -- Service Class 2
       2008                    1.45% to 2.55%   12,610,294        11.59 to 6.13          116,786     0.73%     (43.52)% to (44.16)%
       2007                    1.45% to 2.55%   16,932,022       20.53 to 10.97          274,264     5.67%       15.59% to 14.76%
       2006                    1.45% to 2.30%   15,703,609       17.76 to 11.63          222,580     1.05%        9.82% to 8.88%
       2005                    1.45% to 2.20%   14,601,767       16.17 to 11.72          186,832     0.13%       18.64% to 14.21%
       2004                    1.45% to 2.10%   11,400,601       14.07 to 10.22          126,139     0.19%        13.49% to 9.35%
    VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
       2008                    1.45% to 1.85%      250,019        9.59 to 7.52             2,364     0.47%     (42.20)% to (42.43)%
       2007                    1.45% to 2.10%      260,341       16.59 to 12.94            4,276     5.22%        5.17% to 4.48%
       2006                    1.45% to 2.30%      318,324       15.77 to 12.06            4,966     0.25%       12.17% to 11.20%
       2005                    1.45% to 2.10%      272,005       14.06 to 11.11            3,783     0.00%       18.93% to 18.15%
       2004                    1.45% to 1.85%      116,145        11.82 to 9.43            1,349     0.00%      (0.19)% to (5.74)%
    VIP Equity-Income Portfolio -- Initial Class
       2008                    1.15% to 1.60%    6,098,804        35.98 to 7.43          115,268     2.23%     (43.32)% to (43.57)%
       2007                    1.15% to 1.60%    8,518,838       63.48 to 13.17          273,498     2.12%       0.36% to (0.10)%
       2006                    1.15% to 1.60%   11,178,345       63.26 to 13.18          354,377     4.64%       18.82% to 18.28%
       2005                    1.15% to 1.60%   12,732,143       53.24 to 11.15          360,949     2.16%        4.65% to 4.18%
       2004                    1.15% to 1.60%   14,915,554       50.87 to 10.70          424,071     1.62%        10.24% to 9.75%
    VIP Equity-Income Portfolio -- Service Class 2
       2008                    1.45% to 2.55%    8,189,010        9.54 to 5.23            66,612     1.67%     (43.64)% to (44.27)%
       2007                    1.45% to 2.55%   12,128,789        16.93 to 9.38          170,977     2.31%      (0.20)% to (9.14)%
       2006                    1.45% to 2.30%   11,552,360       16.96 to 12.32          167,917     4.30%       18.19% to 17.18%
       2005                    1.45% to 2.30%   11,457,949       14.35 to 10.51          140,869     1.84%        8.90% to 3.25%
       2004                    1.45% to 2.20%   11,495,741       13.79 to 10.55          135,375     1.35%        9.74% to 5.49%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    VIP Growth & Income Portfolio -- Initial Class
       2008                    0.75% to 1.60%    2,945,542        7.40 to 6.64            26,128     3.31%     (42.14)% to (42.63)%
       2007                    0.75% to 1.60%    3,891,828       12.79 to 11.57           59,736     4.74%       11.28% to 10.33%
       2006                    0.75% to 1.60%    5,004,800       11.49 to 10.49           70,323     0.97%       12.33% to 11.38%
       2005                    0.75% to 1.60%    6,261,125        16.51 to 9.42           80,236     1.61%        6.83% to 5.92%
       2004                    0.75% to 1.60%    7,888,810        15.52 to 8.89           96,756     0.91%        5.00% to 4.11%
    VIP Growth & Income Portfolio -- Service Class 2
       2008                    1.45% to 2.20%    2,093,064        8.85 to 7.58            14,964     3.03%     (42.74)% to (43.18)%
       2007                    1.45% to 2.20%    2,598,880       15.45 to 13.34           32,268     4.23%        10.23% to 9.38%
       2006                    1.45% to 2.30%    2,942,071       14.02 to 11.63           33,025     0.71%       11.22% to 10.27%
       2005                    1.45% to 2.20%    3,239,571        12.61 to 9.49           32,441     1.34%        10.64% to 5.15%
       2004                    1.45% to 2.10%    3,491,795        11.91 to 8.99           32,928     0.74%        3.99% to 0.72%
    VIP Growth Opportunities Portfolio -- Initial Class
       2008                    0.75% to 1.60%    1,296,531        4.95 to 4.20             7,395     0.38%     (55.36)% to (55.74)%
       2007                    0.75% to 1.60%    1,631,250        11.10 to 9.49           20,620     0.00%       22.25% to 21.21%
       2006                    0.75% to 1.60%    1,977,585        9.08 to 7.83            20,640     0.79%        4.67% to 3.78%
       2005                    0.75% to 1.60%    2,631,347        12.25 to 7.55           26,579     0.98%        8.08% to 7.16%
       2004                    0.75% to 1.60%    3,222,872        11.38 to 7.04           30,762     0.57%        6.39% to 5.48%
    VIP Growth Portfolio -- Initial Class
       2008                    1.15% to 1.60%    4,359,533        35.48 to 5.70           63,332     0.75%     (47.78)% to (48.01)%
       2007                    1.15% to 1.60%    5,632,081       67.95 to 10.95          152,421     0.93%       25.50% to 24.93%
       2006                    1.15% to 1.60%    7,128,035        54.14 to 8.77          155,242     0.42%        5.62% to 5.15%
       2005                    1.15% to 1.60%    8,949,110        51.26 to 8.34          187,625     0.53%        4.59% to 4.11%
       2004                    1.15% to 1.60%   11,497,544        49.01 to 8.01          232,389     0.28%        2.19% to 1.73%
    VIP Growth Portfolio -- Service Class 2
       2008                    1.45% to 2.30%    4,302,622        8.96 to 6.98            22,606     0.53%     (48.07)% to (48.52)%
       2007                    1.45% to 2.30%    6,163,722       17.25 to 13.55           60,377     0.46%       24.81% to 23.73%
       2006                    1.45% to 2.30%    6,327,145       13.82 to 10.95           49,669     0.17%        5.03% to 4.13%
       2005                    1.45% to 2.30%    7,097,801        13.16 to 6.35           52,415     0.28%        11.44% to 3.19%
       2004                    1.45% to 2.20%    7,951,697        12.66 to 6.13           55,296     0.13%       4.30% to (4.33)%
    VIP Investment Grade Bond Portfolio -- Service Class 2
       2008                    1.45% to 2.55%      657,573        9.62 to 9.44             6,309     3.67%      (4.86)% to (5.92)%
       2007                    1.45% to 2.55%    2,814,213       10.11 to 10.04           28,348     0.11%        1.68% to 0.55%
    VIP Mid Cap Portfolio -- Initial Class
       2008                    0.75% to 0.75%        1,526       14.66 to 14.66               22     4.89%     (39.90)% to (39.90)%
       2007                    0.75% to 0.75%        1,510       24.39 to 24.39               37     1.98%       14.76% to 14.76%
       2006                    0.75% to 0.75%        2,165       21.25 to 21.25               46     1.33%       11.86% to 11.86%
       2005                    0.75% to 0.75%        1,987       19.00 to 19.00               38     0.00%       17.42% to 17.42%
       2004                    0.75% to 0.75%        2,312       16.18 to 16.18               37     0.00%       23.98% to 23.98%
    VIP Mid Cap Portfolio -- Service Class 2
       2008                    1.15% to 2.55%    8,183,271        15.17 to 6.21          108,557     5.01%     (40.30)% to (41.15)%
       2007                    1.15% to 2.55%   11,272,676       25.42 to 10.55          245,529     0.61%        14.00% to 8.25%
       2006                    1.15% to 2.30%   12,522,594       22.30 to 11.70          248,786     1.26%        11.11% to 9.82%
       2005                    1.15% to 2.30%   14,074,825       20.07 to 10.66          253,445     0.00%        20.82% to 6.57%
       2004                    1.15% to 2.20%   12,369,414       17.20 to 11.57          191,415     0.00%       23.22% to 15.73%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    VIP Overseas Portfolio -- Initial Class
       2008                    0.75% to 1.60%    2,093,149        7.93 to 8.68            32,712     4.84%     (44.23)% to (44.70)%
       2007                    0.75% to 1.60%    3,101,660       14.21 to 15.70           83,245     3.26%       16.43% to 15.43%
       2006                    0.75% to 1.60%    3,799,436       12.21 to 13.60           89,338     1.51%       17.20% to 16.20%
       2005                    0.75% to 1.60%    4,093,905       30.58 to 10.42           85,081     1.20%       18.16% to 17.15%
       2004                    0.75% to 1.60%    4,657,372        25.99 to 8.81           83,792     1.12%       12.78% to 11.82%
    VIP Value Strategies Portfolio -- Service Class 2
       2008                    1.45% to 2.20%      351,190        6.49 to 6.49             2,239    16.40%     (51.99)% to (52.36)%
       2007                    1.45% to 2.20%      519,733       13.52 to 13.61            7,000     7.08%        3.90% to 3.11%
       2006                    1.45% to 2.30%      328,408       13.01 to 12.19            4,262     2.14%       14.33% to 13.35%
       2005                    1.45% to 2.20%      253,954       11.66 to 11.26            2,886     0.09%        16.56% to 0.28%
       2004                    1.45% to 2.10%      141,556       11.27 to 11.22            1,594     0.00%       12.74% to 12.24%
Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.55%   78,783,169        8.60 to 6.60           613,811     6.16%     (30.68)% to (31.45)%
       2007                    1.45% to 2.55%   66,144,724        12.40 to 9.63          770,026     3.52%       2.24% to (5.51)%
       2006                    1.45% to 2.30%   35,127,803       12.13 to 11.45          408,565     3.68%       16.53% to 15.53%
       2005                    1.45% to 2.30%    5,924,883        10.41 to 9.91           60,208     0.31%       4.07% to (0.86)%
    Franklin Large Cap Growth Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.10%       47,853        9.40 to 7.13               421     3.89%     (35.48)% to (35.91)%
       2007                    1.45% to 2.10%       55,794       14.57 to 11.12              773     0.96%        4.68% to 3.99%
       2006                    1.45% to 2.05%       95,866       13.92 to 11.24            1,139     0.30%        9.29% to 8.63%
       2005                    1.45% to 1.85%        3,727       12.74 to 10.40               45     0.22%       3.99% to (0.41)%
       2004                    1.45% to 1.45%           97       12.79 to 12.79                1     0.55%        6.37% to 6.37%
    Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares
       2008                    1.45% to 2.55%   19,310,673        6.27 to 6.17           119,562     2.47%     (36.80)% to (37.51)%
       2007                    1.45% to 2.55%    7,409,045        9.92 to 9.88            73,235     0.00%      (2.35)% to (3.43)%
    Mutual Shares Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.55%    8,492,581        10.69 to 5.86           62,754     2.82%     (38.02)% to (38.72)%
       2007                    1.45% to 2.45%    2,155,502       17.24 to 10.95           32,728     2.54%        1.97% to 0.93%
       2006                    1.45% to 2.05%    1,979,743       16.91 to 12.09           27,995     0.40%       16.67% to 15.96%
       2005                    1.45% to 1.45%        4,503       14.49 to 14.49               65     0.00%        8.96% to 8.96%
    Templeton Foreign Securities Fund -- Class 1 Shares
       2008                    1.15% to 1.60%    1,036,669        9.08 to 8.92             9,298     3.61%     (40.93)% to (41.19)%
       2007                    1.15% to 1.60%    1,436,982       15.38 to 15.17           21,881     2.41%       14.45% to 13.93%
       2006                    0.75% to 1.60%    1,566,844       13.55 to 13.31           20,910     1.36%       20.79% to 19.76%
       2005                    1.15% to 1.60%    1,348,354       11.17 to 11.12           15,007     1.38%        9.21% to 8.72%
       2004                    1.40% to 1.55%       15,631       10.23 to 10.23              160     0.00%        2.26% to 2.25%
    Templeton Foreign Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.20%      225,892        13.31 to 6.20            2,069     3.38%     (41.24)% to (41.69)%
       2007                    1.45% to 2.20%      249,489       22.66 to 12.18            3,919     2.07%       13.77% to 12.90%
       2006                    1.45% to 2.05%      134,594       19.92 to 12.35            1,885     0.59%       19.69% to 18.96%
       2005                    1.45% to 1.85%        3,040       16.64 to 11.16               42     1.34%        11.60% to 8.52%
       2004                    1.45% to 1.50%        1,601       15.33 to 14.55               24     1.16%       16.81% to 16.75%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Templeton Global Asset Allocation Fund -- Class 2 Shares
       2008                    1.45% to 1.45%        8,625       14.03 to 14.03              121   12.03%     (26.18)% to (26.18)%
       2007                    1.45% to 1.45%       10,605       19.01 to 19.01              202   18.28%         8.41% to 8.41%
       2006                    1.45% to 2.05%       10,563       17.54 to 12.08              185    3.31%        19.36% to 18.64%
       2005                    1.45% to 1.45%          118       14.69 to 14.69                2    2.95%         2.06% to 2.06%
    Templeton Global Income Securities Fund -- Class 1 Shares
       2008                    1.15% to 1.40%      663,426       12.59 to 12.46            8,285    3.90%         5.24% to 4.97%
       2007                    1.15% to 1.40%      631,687       11.96 to 11.87            7,506    2.82%         9.99% to 9.71%
       2006                    1.15% to 1.40%      753,106       10.87 to 10.82            8,153    3.12%        11.84% to 11.56%
       2005                    1.15% to 1.40%      864,668        9.72 to 9.70             8,386    2.48%       (4.03)% to (4.27)%
    Templeton Growth Securities Fund -- Class 2 Shares
       2008                    1.45% to 2.30%    1,858,179        6.34 to 6.19            11,612    1.95%      (43.16)% to (43.65)%
       2007                    1.45% to 2.30%    1,853,602       11.15 to 10.99           20,635    1.63%        0.86% to (0.02)%
       2006                    1.45% to 2.45%      725,873       11.05 to 10.98            8,020    0.07%         10.55% to 9.80%
GE Investments Funds, Inc.
    Core Value Equity Fund -- Class 1 Shares
       2008                    1.45% to 2.10%    2,144,377        10.94 to 8.70           18,360    1.19%      (33.91)% to (34.35)%
       2007                    1.45% to 2.10%    2,660,460       16.56 to 13.26           34,479    1.86%         8.49% to 7.77%
       2006                    1.45% to 2.30%    3,047,118       15.26 to 11.91           36,299    1.78%        16.15% to 15.15%
       2005                    1.45% to 2.10%    3,339,541        13.14 to 9.69           34,230    1.18%         5.50% to 1.88%
       2004                    1.45% to 2.10%    3,480,148        12.81 to 9.47           34,553    1.28%         7.98% to 4.64%
    Income Fund -- Class 1 Shares
       2008                    0.75% to 2.45%    5,291,139        13.32 to 9.77           62,745    4.71%       (5.82)% to (7.44)%
       2007                    0.75% to 2.45%    6,715,364       14.15 to 10.55           85,776    5.58%         4.04% to 2.25%
       2006                    0.75% to 2.30%    9,579,086       13.60 to 10.21          115,519    4.94%         3.59% to 1.98%
       2005                    0.75% to 2.30%    8,740,643       13.88 to 10.01          108,135    4.78%        1.27% to (0.20)%
       2004                    0.75% to 2.20%   10,158,295       13.76 to 10.02          126,630    4.53%         2.64% to 0.15%
    International Equity Fund -- Class 1 Shares
       2008                    0.75% to 1.60%    1,486,729        7.87 to 8.65            16,185    4.26%      (46.24)% to (46.70)%
       2007                    0.75% to 1.60%    2,264,296       14.64 to 16.23           46,012    1.87%        22.05% to 21.00%
       2006                    0.75% to 1.60%    2,435,637       12.00 to 13.42           40,687    1.22%        23.76% to 22.71%
       2005                    0.75% to 1.60%    2,434,791        17.37 to 9.69           33,736    1.08%        17.31% to 16.31%
       2004                    0.75% to 1.60%    2,359,614        14.86 to 8.26           28,421    1.31%        14.98% to 14.00%
    Mid-Cap Equity Fund -- Class 1 Shares
       2008                    0.75% to 2.55%    6,071,546        11.79 to 6.19           74,090    0.25%      (38.29)% to (39.41)%
       2007                    0.75% to 2.55%    9,037,914       19.11 to 10.21          174,309    1.97%         11.76% to 3.13%
       2006                    0.75% to 2.30%    9,999,398       17.10 to 11.13          184,210    1.42%         7.59% to 5.91%
       2005                    0.75% to 2.30%   12,172,578       24.22 to 10.51          213,473    2.32%         15.64% to 5.12%
       2004                    0.75% to 2.20%   13,952,494       21.93 to 11.03          224,676    1.04%        15.15% to 10.27%
    Money Market Fund
       2008                    0.75% to 2.45%   41,246,874        1.19 to 10.37          491,437    2.07%        1.47% to (0.26)%
       2007                    0.75% to 2.55%   25,891,751        1.18 to 10.15          306,937    4.79%         4.13% to 2.18%
       2006                    0.75% to 2.30%   21,488,145        1.13 to 10.25          250,972    4.55%         3.84% to 2.23%
       2005                    0.75% to 2.30%   19,518,352        17.46 to 1.09          224,779    2.71%         2.04% to 0.30%
       2004                    0.75% to 2.20%   21,673,274        17.18 to 1.07          253,479    0.96%        0.20% to (0.99)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Premier Growth Equity Fund -- Class 1 Shares
       2008                    0.75% to 2.10%    5,527,352        6.67 to 6.95            38,718     0.42%     (37.13)% to (37.99)%
       2007                    0.75% to 2.10%    6,917,125       10.61 to 11.21           77,360     0.45%        4.54% to 3.11%
       2006                    0.75% to 2.30%    8,571,043       10.15 to 11.07           92,189     0.39%        8.25% to 6.57%
       2005                    0.75% to 2.10%   10,802,937        12.75 to 8.70          108,010     0.33%       6.94% to (12.00)%
       2004                    0.75% to 2.10%   12,715,343        12.77 to 8.73          127,244     0.61%        6.23% to 2.68%
    Real Estate Securities Fund -- Class 1 Shares
       2008                    0.75% to 2.55%    3,994,484        16.25 to 5.06           52,712     4.77%     (36.51)% to (37.67)%
       2007                    0.75% to 2.20%    3,002,107       25.60 to 12.20           86,937     5.09%     (15.50)% to (16.74)%
       2006                    0.75% to 2.30%    4,786,494       30.29 to 13.92          165,844     2.96%       32.03% to 29.98%
       2005                    0.75% to 2.20%    4,838,741       41.09 to 11.27          134,195     5.60%        12.86% to 9.44%
       2004                    0.75% to 2.10%    5,230,441       37.18 to 12.39          137,383     6.13%       31.38% to 23.93%
    S&P 500(R) Index Fund
       2008                    0.75% to 2.55%   18,888,011        6.62 to 5.99           178,731     1.86%     (37.87)% to (39.00)%
       2007                    0.75% to 2.55%   24,784,772        10.66 to 9.82          377,099     1.59%       4.30% to (2.71)%
       2006                    0.75% to 2.30%   27,944,634       10.22 to 11.75          428,833     1.55%       14.57% to 12.78%
       2005                    0.75% to 2.10%   33,003,926        51.05 to 8.36          467,252     1.48%       3.73% to (43.38)%
       2004                    0.75% to 2.10%   37,617,221        49.41 to 8.14          543,296     1.59%        9.63% to 4.49%
    Small-Cap Equity Fund -- Class 1 Shares
       2008                    1.15% to 2.30%    4,320,863        11.07 to 6.99           45,525     0.45%     (38.31)% to (39.03)%
       2007                    1.15% to 2.30%    5,469,124       17.95 to 11.47           94,283     2.75%        1.21% to 0.02%
       2006                    1.15% to 2.30%    6,832,957       17.74 to 11.47          117,116     0.73%       11.97% to 10.67%
       2005                    1.15% to 2.30%    7,714,654       15.84 to 10.36          118,862     1.07%        12.99% to 3.62%
       2004                    1.15% to 2.20%    7,633,871       14.63 to 10.77          109,300     6.53%        13.82% to 7.69%
    Total Return Fund -- Class 1 Shares
       2008                    0.75% to 2.30%   97,405,071        10.27 to 8.69          963,290     1.97%     (29.81)% to (30.91)%
       2007                    0.75% to 2.30%  103,632,299       14.63 to 12.58        1,479,989     2.44%        10.84% to 9.10%
       2006                    0.75% to 2.30%  102,618,455       13.20 to 11.53        1,342,576     2.00%       12.90% to 11.14%
       2005                    0.75% to 2.30%   76,577,181       43.66 to 10.38          926,602     2.16%        6.03% to 1.40%
       2004                    0.75% to 2.20%   38,281,553       42.60 to 10.35          499,210     1.85%        7.38% to 3.51%
    Total Return Fund -- Class 3 Shares
       2008                    1.45% to 2.55%  125,631,080        8.13 to 7.17           962,211     2.22%     (30.39)% to (31.17)%
       2007                    1.45% to 2.55%   89,185,939  11.68 to 10.42 1,023,265                 3.39%        9.93% to 6.37%
       2006                    1.40% to 2.45%   34,613,995       10.62 to 10.55          366,059     3.98%        6.24% to 5.49%
    U.S. Equity Fund -- Class 1 Shares
       2008                    0.75% to 1.95%    4,230,957        7.59 to 7.95            33,569     1.59%     (36.54)% to (37.30)%
       2007                    0.75% to 2.10%    5,554,102       11.96 to 12.47           70,102     0.94%        7.20% to 5.73%
       2006                    0.75% to 2.30%    7,832,639       11.15 to 11.47           92,349     1.43%       15.25% to 13.46%
       2005                    0.75% to 2.10%    8,579,915        12.65 to 9.12           89,485     1.08%        5.20% to 0.36%
       2004                    0.75% to 1.85%    9,832,535        12.52 to 9.05          101,788     1.30%        7.36% to 3.60%
Genworth Variable Insurance Trust
    Genworth Calamos Growth Fund
       2008                    1.45% to 1.70%       52,037        6.43 to 6.43               335     0.00%     (75.46)% to (75.52)%
    Genworth Columbia Mid Cap Value Fund
       2008                    1.45% to 2.55%    2,780,655        6.58 to 6.55            18,262     0.87%     (73.67)% to (73.96)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Genworth Davis NY Venture Fund
       2008                    1.45% to 1.70%      140,513        7.02 to 7.01               986     0.55%     (67.57)% to (67.65)%
    Genworth Eaton Vance Large Cap Value Fund
       2008                    1.45% to 2.55%    6,284,901        7.59 to 7.57            47,673     0.71%     (58.35)% to (58.81)%
    Genworth Legg Mason Partners Aggressive Growth Fund
       2008                    1.45% to 2.55%    7,693,551        7.47 to 7.44            57,388     0.09%     (60.51)% to (60.95)%
    Genworth PIMCO StockPLUS Fund
       2008                    1.45% to 2.55%   10,599,740        7.24 to 7.21            76,650     5.51%     (64.23)% to (64.63)%
    Genworth Putnam International Capital Opportunities Fund
       2008                    1.45% to 2.55%    2,987,606        6.88 to 6.85            20,525     0.00%     (69.62)% to (69.95)%
    Genworth Thornburg International Value Fund
       2008                    1.45% to 2.55%    2,372,221        7.65 to 7.62            18,121     0.55%     (57.40)% to (57.88)%
    Genworth Western Asset Management Core Plus Fixed Income Fund
       2008                    1.45% to 2.55%    4,451,784       10.58 to 10.55           47,064     1.07%       19.81% to 18.48%
Goldman Sachs Variable Insurance Trust
    Goldman Sachs Growth and Income Fund
       2008                    1.15% to 1.60%    1,745,320        7.98 to 7.90            14,264     1.68%     (35.28)% to (35.57)%
       2007                    1.15% to 1.60%    2,639,420       12.32 to 12.26           33,571     3.29%       0.32% to (0.14)%
       2006                    1.15% to 1.60%    3,272,299       12.28 to 12.28           41,477     1.85%       21.22% to 20.68%
       2005                    1.15% to 1.60%    3,272,582        11.18 to 9.94           34,128     1.61%        2.74% to 2.27%
       2004                    1.15% to 1.60%    3,446,861        10.93 to 9.70           34,995     1.89%       17.43% to 16.90%
    Goldman Sachs Mid Cap Value Fund
       2008                    1.15% to 2.30%    4,712,147        14.56 to 7.30           65,457     0.93%     (37.78)% to (38.50)%
       2007                    1.15% to 2.30%    6,513,045       23.40 to 11.88          147,270     3.11%        2.01% to 0.82%
       2006                    1.15% to 2.30%    8,424,816       22.94 to 11.78          190,448     2.69%       14.83% to 13.50%
       2005                    1.15% to 2.30%   10,076,121       23.29 to 10.38          206,455     2.89%        13.89% to 3.80%
       2004                    1.15% to 1.60%   10,129,549       20.96 to 17.62          191,656     4.68%       24.43% to 23.88%
J.P. Morgan Series Trust II
    JPMorgan Bond Portfolio
       2008                    1.45% to 2.05%       31,609        8.85 to 8.34               279     8.68%     (17.17)% to (17.68)%
       2007                    1.45% to 2.05%       30,754       10.69 to 10.13              327     7.07%      (0.15)% to (0.76)%
       2006                    1.45% to 2.05%       30,562       10.71 to 10.20              325     4.11%        2.63% to 2.01%
       2005                    1.45% to 1.85%       14,792       10.83 to 10.07              155     4.30%        1.32% to 0.71%
       2004                    1.45% to 1.50%        4,864       10.69 to 10.29               51     4.90%        2.78% to 2.73%
    JPMorgan International Equity Portfolio
       2008                    1.45% to 2.05%       11,091        12.63 to 7.74               91     1.67%     (42.21)% to (42.56)%
       2007                    1.45% to 2.05%        8,716       21.86 to 13.47              126     1.03%        7.74% to 7.08%
       2006                    1.45% to 2.05%        9,030       20.29 to 12.58              121     0.93%       20.27% to 19.54%
       2005                    1.50% to 1.85%        4,892       16.37 to 11.28               56     0.03%        12.81% to 9.04%
       2004                    1.50% to 1.50%          427       15.02 to 15.02                6     0.43%       16.59% to 16.59%
    JPMorgan Mid Cap Value Portfolio
       2008                    1.45% to 2.05%       13,308        12.10 to 7.81              129     1.45%     (34.18)% to (34.58)%
       2007                    1.45% to 2.05%       13,724       18.38 to 11.94              208     2.34%        0.96% to 0.34%
       2006                    1.45% to 2.05%       13,607       18.20 to 11.90              204     1.56%       15.15% to 14.45%
       2005                    1.45% to 1.85%        6,178       16.64 to 10.88               85     0.86%        8.80% to 7.58%
       2004                    1.45% to 1.50%        2,833       15.47 to 14.69               44     0.66%       19.30% to 19.24%

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
                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    JPMorgan Small Company Portfolio
       2008                    1.45% to 1.45%        1,366       11.89 to 11.89               16     2.36%     (32.97)% to (32.97)%
       2007                    1.45% to 1.45%        1,517       17.74 to 17.74               27     0.52%      (7.05)% to (7.05)%
       2006                    1.45% to 2.05%        1,797       19.09 to 11.67               34     0.73%       13.34% to 12.66%
       2005                    1.45% to 1.50%        1,147       16.84 to 16.43               19     0.00%        1.92% to 1.87%
       2004                    1.45% to 1.50%          468       16.52 to 16.13                8     0.00%       25.33% to 25.26%
    JPMorgan U.S. Large Cap Core Equity Portfolio
       2008                    1.45% to 1.45%          679        9.76 to 9.76                 7     1.35%     (34.94)% to (34.94)%
       2007                    1.45% to 1.45%          683       15.01 to 15.01               10     1.04%        0.18% to 0.18%
       2006                    1.45% to 2.05%        1,026       14.98 to 11.77               15     0.76%       14.89% to 14.19%
       2005                    1.45% to 1.50%          209       13.34 to 13.04                3     0.00%      (0.12)% to (0.17)%
       2004                    1.50% to 1.50%          449       13.36 to 13.36                6     0.00%        7.85% to 7.85%
Janus Aspen Series
    Balanced Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    6,782,516       26.48 to 11.74          122,794     2.59%     (16.81)% to (17.18)%
       2007                    1.15% to 1.60%    8,947,112       31.83 to 14.18          194,974     2.41%        9.26% to 8.76%
       2006                    1.15% to 1.60%   11,736,692       29.14 to 13.04          239,080     2.06%        9.45% to 8.96%
       2005                    1.15% to 1.60%   14,694,411       26.62 to 11.96          280,976     2.16%        6.71% to 6.23%
       2004                    1.15% to 1.60%   18,726,294       24.95 to 11.26          341,093     2.11%        7.28% to 6.79%
    Balanced Portfolio -- Service Shares
       2008                    1.45% to 2.55%   12,812,353        12.10 to 8.43          129,923     2.47%     (17.28)% to (18.20)%
       2007                    1.45% to 2.55%   12,511,196       14.63 to 10.30          158,282     2.29%        8.68% to 4.51%
       2006                    1.45% to 2.30%   12,503,041       13.46 to 11.24          146,250     1.97%        8.82% to 7.88%
       2005                    1.45% to 2.30%   11,967,310       12.37 to 10.38          129,246     2.08%        9.23% to 4.21%
       2004                    1.45% to 2.20%   12,415,157        11.66 to 9.81          126,022     2.25%        7.58% to 4.18%
    Flexible Bond Portfolio -- Institutional Shares
       2008                    0.75% to 1.60%    1,190,335       15.56 to 14.46           21,047     4.17%        5.23% to 4.33%
       2007                    0.75% to 1.60%    1,565,741       14.79 to 13.86           26,362     4.51%        6.23% to 5.32%
       2006                    0.75% to 1.60%    2,078,967       13.92 to 13.16           33,277     4.65%        3.44% to 2.56%
       2005                    0.75% to 1.60%    2,605,456       18.05 to 12.83           40,940     5.07%        1.24% to 0.38%
       2004                    0.75% to 1.60%    3,478,734       17.90 to 12.78           54,713     5.18%        3.19% to 2.31%
    Forty Portfolio -- Institutional Shares
       2008                    0.75% to 1.60%    3,883,178        7.18 to 8.31            49,408     0.14%     (44.57)% to (45.04)%
       2007                    0.75% to 1.60%    4,967,925       12.96 to 15.12          114,659     0.34%       35.96% to 34.79%
       2006                    0.75% to 1.60%    6,226,663        9.53 to 11.22          106,826     0.34%        8.53% to 7.60%
       2005                    0.75% to 1.60%    8,125,313        26.23 to 8.78          133,264     0.21%       12.00% to 11.05%
       2004                    0.75% to 1.60%   10,076,237        23.51 to 7.84          149,722     0.24%       17.34% to 16.34%
    Forty Portfolio -- Service Shares
       2008                    1.45% to 2.55%   10,897,858        11.95 to 6.81           77,068     0.01%     (45.12)% to (45.73)%
       2007                    1.45% to 2.55%    5,289,899       21.77 to 12.56           74,923     0.19%       34.64% to 40.38%
       2006                    1.45% to 2.30%    3,571,495       16.17 to 11.21           36,853     0.16%        7.54% to 6.61%
       2005                    1.45% to 2.10%    2,879,442        15.03 to 8.13           26,279     0.01%       15.04% to 10.20%
       2004                    1.45% to 1.85%    3,025,070        13.55 to 7.34           24,598     0.03%       16.26% to 12.40%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Fundamental Equity Portfolio -- Institutional Shares
       2008                    0.75% to 0.75%        1,775        7.32 to 7.32                13     5.74%     (42.61)% to (42.61)%
       2007                    0.75% to 0.75%        1,415       12.75 to 12.75               18     0.26%       10.23% to 10.23%
       2006                    0.75% to 0.75%        1,161       11.57 to 11.57               13     0.17%        9.12% to 9.12%
       2005                    0.75% to 0.75%          901       10.60 to 10.60               10     0.10%       14.82% to 14.82%
       2004                    0.75% to 0.75%          674        9.23 to 9.23                 6     0.13%       12.59% to 12.59%
    Global Life Sciences Portfolio -- Service Shares
       2008                    1.15% to 1.70%      674,574        9.10 to 8.14             5,861     0.00%     (29.84)% to (30.23)%
       2007                    1.15% to 1.70%      915,725       12.97 to 11.67           11,362     0.00%       20.30% to 19.62%
       2006                    1.15% to 1.70%    1,245,359        10.78 to 9.75           12,889     0.00%        5.11% to 4.53%
       2005                    1.15% to 1.70%    1,576,985        10.26 to 9.33           15,547     0.00%       11.04% to 10.42%
       2004                    1.15% to 1.70%    1,708,218        9.24 to 8.45            15,234     0.00%       12.91% to 12.28%
    Global Technology Portfolio -- Service Shares
       2008                    1.15% to 1.70%    1,731,993        2.78 to 2.59             4,648     0.09%     (44.62)% to (44.93)%
       2007                    1.15% to 1.70%    2,331,053        5.02 to 4.71            11,329     0.33%       20.29% to 19.62%
       2006                    1.15% to 1.70%    2,760,786        4.17 to 3.94            11,189     0.00%        6.59% to 6.00%
       2005                    1.15% to 1.70%    3,428,546        3.91 to 3.71            13,089     0.00%        10.27% to 9.66%
       2004                    1.15% to 1.70%    4,580,239        3.55 to 3.39            15,925     0.00%      (0.59)% to (1.14)%
    International Growth Portfolio -- Institutional Shares
       2008                    0.75% to 1.60%    3,413,992        8.64 to 13.51           60,693     2.75%     (52.47)% to (52.88)%
       2007                    0.75% to 1.60%    4,574,175       18.18 to 28.67          170,730     0.61%       27.35% to 26.26%
       2006                    0.75% to 1.60%    5,695,936       14.27 to 22.71          169,248     1.92%       45.92% to 44.68%
       2005                    0.75% to 1.60%    5,689,187        27.18 to 9.78          119,507     1.21%       31.30% to 30.19%
       2004                    0.75% to 1.60%    5,850,102        20.79 to 7.45           96,153     0.89%       18.06% to 17.05%
    International Growth Portfolio -- Service Shares
       2008                    1.45% to 2.10%    1,331,312       17.70 to 11.90           11,958     2.68%     (52.92)% to (53.24)%
       2007                    1.45% to 2.10%    1,687,826       37.60 to 25.45           32,014     0.43%       26.15% to 25.32%
       2006                    1.45% to 2.20%    2,156,293       29.80 to 20.96           32,138     1.84%       44.51% to 43.41%
       2005                    1.45% to 2.20%    2,594,044        20.62 to 8.89           26,589     1.04%       30.03% to 29.05%
       2004                    1.45% to 2.20%    3,257,488        15.86 to 6.86           25,980     0.86%        16.97% to 9.50%
    Large Cap Growth Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    5,587,425        17.27 to 5.80           57,089     0.72%     (40.42)% to (40.68)%
       2007                    1.15% to 1.60%    7,101,720        28.99 to 9.77          120,734     0.69%       13.76% to 13.24%
       2006                    1.15% to 1.60%    8,909,493        25.48 to 8.63          134,434     0.47%        10.10% to 9.60%
       2005                    1.15% to 1.60%   11,100,423        23.14 to 7.87          156,161     0.32%        3.09% to 2.63%
       2004                    1.15% to 1.60%   14,045,508        22.45 to 7.67          196,579     0.13%        3.31% to 2.85%
    Large Cap Growth Portfolio -- Service Shares
       2008                    1.50% to 1.70%    1,178,442        4.44 to 4.36             5,486     0.58%     (40.77)% to (40.89)%
       2007                    1.50% to 1.70%    1,505,874        7.49 to 7.38            11,793     0.55%       13.07% to 12.84%
       2006                    1.50% to 1.70%    1,935,725        6.63 to 6.54            13,364     0.28%        9.47% to 9.25%
       2005                    1.50% to 1.70%    2,185,778        7.06 to 5.99            13,753     0.12%        2.46% to 2.25%
       2004                    1.50% to 1.70%    2,676,051        6.90 to 5.86            16,511     0.00%        2.64% to 2.43%
    Mid Cap Growth Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    3,614,454        22.96 to 6.65           45,389     0.24%     (44.37)% to (44.62)%
       2007                    1.15% to 1.60%    4,613,713       41.27 to 12.01          103,144     0.21%       20.63% to 20.08%
       2006                    1.15% to 1.60%    5,680,114       34.21 to 10.00          106,781     0.00%       12.31% to 11.80%
       2005                    1.15% to 1.60%    7,153,975        30.46 to 8.94          122,135     0.00%       11.02% to 10.52%
       2004                    1.15% to 1.60%    8,776,234        27.44 to 8.09          136,587     0.00%       19.36% to 18.82%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Mid Cap Growth Portfolio -- Service Shares
       2008                    1.50% to 1.70%    1,351,294        3.60 to 3.54             5,484     0.06%     (44.70)% to (44.81)%
       2007                    1.50% to 1.70%    1,739,815        6.52 to 6.42            12,578     0.06%       19.91% to 19.66%
       2006                    1.50% to 1.70%    2,314,385        5.44 to 5.37            13,878     0.00%       11.61% to 11.38%
       2005                    1.50% to 1.70%    2,610,339        7.22 to 4.82            14,046     0.00%       10.35% to 10.13%
       2004                    1.50% to 1.70%    3,157,328        6.55 to 4.37            15,551     0.00%       18.67% to 18.43%
    Worldwide Growth Portfolio -- Institutional Shares
       2008                    1.15% to 1.60%    4,749,869        20.72 to 6.22           60,413     1.16%     (45.30)% to (45.55)%
       2007                    1.15% to 1.60%    6,188,938       37.88 to 11.43          140,111     0.72%        8.36% to 7.87%
       2006                    1.15% to 1.60%    7,718,473       34.96 to 10.60          164,481     1.71%       16.85% to 16.32%
       2005                    1.15% to 1.60%    9,616,476        29.92 to 9.11          179,661     1.31%        4.65% to 4.18%
       2004                    1.15% to 1.60%   12,248,563        28.59 to 8.74          225,696     0.95%        3.57% to 3.11%
    Worldwide Growth Portfolio -- Service Shares
       2008                    1.50% to 1.70%    1,533,563        4.05 to 3.98             6,583     0.98%     (45.64)% to (45.75)%
       2007                    1.50% to 1.70%    1,888,032        7.45 to 7.33            14,873     0.54%        7.71% to 7.49%
       2006                    1.50% to 1.70%    2,410,037        6.91 to 6.82            17,511     1.59%       16.17% to 15.94%
       2005                    1.50% to 1.70%    2,945,854        7.22 to 5.88            18,413     1.18%        3.99% to 3.78%
       2004                    1.50% to 1.70%    3,424,126        6.95 to 5.67            20,558     0.87%        2.96% to 2.75%
JPMorgan Insurance Trust
    JPMorgan Insurance Trust Balanced Portfolio -- Class 1
       2008                    1.45% to 1.45%        6,590        8.36 to 8.36                55     0.00%     (25.41)% to (25.41)%
    JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
       2008                    1.45% to 2.20%      161,934       10.92 to 10.17            1,758     5.61%      (0.16)% to (0.92)%
       2007                    1.45% to 2.20%      213,329       10.94 to 10.80            2,321     4.89%        4.76% to 3.96%
       2006                    1.45% to 2.20%      151,880       10.44 to 10.39            1,581     0.00%        4.40% to 3.87%
    JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
       2008                    1.45% to 2.20%       99,638        7.70 to 6.49               757     6.44%     (35.75)% to (36.24)%
       2007                    1.45% to 2.20%       62,510       11.98 to 11.83              743     0.06%        8.84% to 8.01%
       2006                    1.45% to 2.20%          399       11.01 to 10.96                4     0.00%        10.11% to 9.55%
    JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1
       2008                    1.45% to 2.20%       48,142        6.40 to 5.90               304     0.43%     (44.60)% to (45.03)%
       2007                    1.45% to 1.45%        1,350       11.56 to 11.56               16     2.58%       15.53% to 15.53%
       2006                    1.45% to 2.20%          431        10.00 to 9.95                4     0.00%       0.02% to (0.48)%
    JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
       2008                    1.45% to 2.20%       88,270        6.97 to 6.05               607     1.88%     (38.12)% to (38.59)%
       2007                    1.45% to 2.20%       51,337       11.26 to 11.12              573     0.08%        3.56% to 2.77%
       2006                    1.45% to 2.20%        1,226       10.87 to 10.82               13     0.00%        8.75% to 8.20%
    JPMorgan Insurance Trust Government Bond Portfolio -- Class I
       2008                    1.45% to 2.20%      139,150       12.00 to 11.15            1,659     5.27%        8.43% to 7.61%
       2007                    1.45% to 2.20%      195,699       11.06 to 10.92            2,153     5.27%        5.92% to 5.11%
       2006                    1.45% to 2.20%      144,330       10.44 to 10.39            1,503     0.00%        4.44% to 3.92%
    JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class I
       2008                    1.45% to 2.20%      115,124        6.73 to 6.09               765     0.94%     (40.10)% to (40.56)%
       2007                    1.45% to 2.20%       83,000       11.24 to 11.10              925     0.00%        9.92% to 9.08%
       2006                    1.45% to 2.20%          416       10.22 to 10.17                4     0.00%        2.24% to 1.72%

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
                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class I
       2008                    1.45% to 2.20%       48,767         6.28 to 5.55              302     1.67%     (39.70)% to (40.16)%
       2007                    1.45% to 2.20%       72,610        10.42 to 10.29             750     0.07%        1.37% to 0.59%
       2006                    1.45% to 2.20%          939        10.28 to 10.23              10     0.00%        2.79% to 2.27%
Legg Mason Partners Variable Equity Trust
    Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
       2008                    1.45% to 2.30%      686,157         9.21 to 6.41            5,736     0.00%     (41.44)% to (41.95)%
       2007                    1.45% to 2.30%      754,057        15.72 to 11.05          11,018     0.00%      (1.10)% to (1.96)%
       2006                    1.45% to 2.30%      772,298        15.90 to 11.27          11,455     0.00%        9.14% to 8.21%
       2005                    1.45% to 2.30%      613,685        14.57 to 10.41           8,448     0.00%        16.87% to 4.11%
       2004                    1.45% to 2.20%      449,954        13.48 to 9.99            5,898     0.00%       7.21% to (0.05)%
    Legg Mason Partners Variable Capital and Income Portfolio -- Class I
       2008                    1.15% to 1.60%      825,947         6.45 to 6.40            5,292     2.53%     (35.77)% to (36.06)%
       2007                    1.15% to 1.60%    1,069,924        10.04 to 10.00          10,711     5.13%        0.52% to 0.06%
       2006                    1.15% to 1.60%      982,919        14.33 to 12.53          13,041     1.95%       11.27% to 10.77%
       2005                    1.15% to 1.60%    1,230,866        12.88 to 11.31          14,823     1.93%        2.13% to 1.67%
       2004                    1.15% to 1.60%    1,502,908        12.61 to 11.12          17,838     1.97%        7.48% to 7.00%
    Legg Mason Partners Variable Capital and Income Portfolio -- Class II
       2008                    1.45% to 2.45%    1,058,150         6.41 to 6.30            6,715     2.50%     (35.90)% to (36.55)%
       2007                    1.45% to 2.45%    1,340,388        10.00 to 9.93           13,352     5.01%       0.02% to (0.99)%
       2006                    1.45% to 2.30%      961,071        11.69 to 11.32          10,918     2.99%        10.63% to 9.68%
       2005                    0.00% to 2.30%      200,450        10.57 to 10.32           2,086     6.90%        5.66% to 3.18%
    Legg Mason Partners Variable Fundamental Value Portfolio  -- Class I
       2008                    1.45% to 2.30%    1,421,022         5.94 to 5.85            8,415     1.63%     (37.50)% to (38.04)%
       2007                    1.45% to 2.30%    1,658,556         9.50 to 9.45           15,743     1.76%      (7.21)% to (8.01)%
       2006                    1.45% to 2.30%    1,197,152        16.36 to 11.86          18,819     1.35%       16.17% to 15.17%
       2005                    1.45% to 2.30%    1,130,086        14.08 to 10.14          15,620     0.64%        9.37% to 1.44%
       2004                    1.45% to 2.20%    1,050,803        13.78 to 9.99           14,351     0.22%       6.51% to (0.13)%
    Legg Mason Partners Variable Investors Portfolio -- Class I
       2008                    1.15% to 1.60%    1,153,097        12.63 to 9.02           12,556     1.14%     (36.37)% to (36.65)%
       2007                    1.15% to 1.60%    1,751,515        19.85 to 14.23          30,078     1.15%        2.70% to 2.23%
       2006                    1.15% to 1.60%    2,344,053        19.33 to 13.92          39,253     1.55%       16.90% to 16.38%
       2005                    1.15% to 1.60%    3,136,093        16.54 to 11.96          44,992     1.08%        5.31% to 4.83%
       2004                    1.15% to 1.60%    3,828,177        15.70 to 11.41          52,751     1.41%        9.10% to 8.61%
Legg Mason Partners Variable Income Trust
    Legg Mason Partners Variable Strategic Bond Portfolio -- Class I
       2008                    1.15% to 1.60%    1,282,652        12.58 to 11.66          15,422     5.45%     (17.98)% to (18.35)%
       2007                    1.15% to 1.60%    1,900,849        15.33 to 14.28          27,947     4.38%        0.81% to 0.36%
       2006                    1.15% to 1.60%    2,386,389        15.21 to 14.23          34,924     4.93%        3.82% to 3.35%
       2005                    1.15% to 1.60%    2,947,461        14.65 to 13.77          41,733     5.74%        1.29% to 0.84%
       2004                    1.15% to 1.60%    3,360,947        14.46 to 13.66          47,175     4.54%        5.42% to 4.94%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
MFS(R) Variable Insurance Trust
    MFS(R) Investors Growth Stock Series -- Service Class Shares
       2008                    1.45% to 2.30%    2,114,412        9.09 to 7.30            11,423     0.30%     (37.90)% to (38.43)%
       2007                    1.45% to 2.30%    2,772,937       14.64 to 11.86           23,662     0.09%        9.41% to 8.46%
       2006                    1.45% to 2.30%    3,222,544       13.38 to 10.93           25,116     0.00%        5.75% to 4.84%
       2005                    1.45% to 2.20%    3,545,730        12.65 to 6.24           25,467     0.14%        9.69% to 2.04%
       2004                    1.45% to 1.95%    3,937,645        12.32 to 6.09           27,008     0.00%        8.52% to 2.77%
    MFS(R) Investors Trust Series -- Service Class Shares
       2008                    1.45% to 1.95%    1,448,454        10.68 to 8.58           10,745     0.85%     (34.22)% to (34.56)%
       2007                    1.45% to 2.10%    1,727,471       16.24 to 13.18           19,432     0.60%        8.43% to 7.71%
       2006                    1.45% to 2.30%    2,090,802       14.98 to 11.55           21,603     0.26%       11.06% to 10.11%
       2005                    1.45% to 2.10%    2,371,865        13.49 to 8.65           21,954     0.31%        5.48% to 4.78%
       2004                    1.45% to 2.10%    2,568,716        12.79 to 8.22           22,289     0.44%        9.51% to 5.81%
    MFS(R) New Discovery Series -- Service Class Shares
       2008                    1.15% to 2.30%    2,398,120        9.38 to 6.91            15,141     5.47%     (40.22)% to (40.91)%
       2007                    1.15% to 2.30%    2,768,632       15.69 to 11.69           29,384     2.38%       1.07% to (0.11)%
       2006                    1.15% to 2.30%    3,562,284       15.53 to 11.70           37,342     0.00%       11.64% to 10.34%
       2005                    1.15% to 2.30%    4,017,980        13.91 to 7.91           37,884     0.00%        20.15% to 2.73%
       2004                    1.15% to 2.20%    4,681,594        13.40 to 7.66           42,080     0.00%       6.12% to (3.17)%
    MFS(R) Strategic Income Series -- Service Class Shares
       2008                    1.45% to 2.20%       40,658        10.21 to 8.52              387     1.52%     (13.54)% to (14.20)%
       2007                    1.45% to 1.45%        6,569       11.81 to 11.81               78     4.25%        1.91% to 1.91%
       2006                    1.45% to 2.05%        4,108       11.58 to 10.45               48     3.38%        4.85% to 4.21%
       2005                    1.45% to 1.45%          302       11.05 to 11.05                3     0.00%        0.16% to 0.16%
    MFS(R) Total Return Series -- Service Class Shares
       2008                    1.45% to 2.55%    6,932,090        10.73 to 7.37           59,746     3.84%     (23.45)% to (24.30)%
       2007                    1.45% to 2.55%    6,579,015        14.02 to 9.73           76,363     2.35%       2.42% to (3.94)%
       2006                    1.45% to 2.30%    4,769,194       13.69 to 11.10           54,869     2.24%        10.01% to 9.06%
       2005                    1.45% to 2.30%    1,919,260       12.66 to 10.17           20,498     0.02%        3.24% to 0.71%
       2004                    1.45% to 1.50%        2,493       12.53 to 12.30               31     1.53%        23.04% to 9.36%
    MFS(R) Utilities Series -- Service Class Shares
       2008                    1.45% to 2.20%    2,903,994       17.96 to 11.11           35,664     7.03%     (38.71)% to (39.18)%
       2007                    1.45% to 2.20%    3,407,875       29.31 to 18.26           68,817     3.44%       25.70% to 24.74%
       2006                    1.45% to 2.30%    3,724,035       23.32 to 12.81           58,884     1.86%       29.07% to 27.96%
       2005                    1.45% to 2.00%    3,815,454       18.06 to 11.21           46,068     0.54%       14.89% to 14.25%
       2004                    1.45% to 1.85%    3,741,935        15.72 to 9.78           38,786     1.26%       27.96% to 20.65%
Oppenheimer Variable Account Funds
    Oppenheimer Balanced Fund/VA
       2008                    1.15% to 1.60%    1,361,701        25.21 to 8.04           20,718     4.37%     (44.12)% to (44.38)%
       2007                    1.15% to 1.60%    1,898,908       45.12 to 14.45           50,976     2.93%        2.59% to 2.12%
       2006                    1.15% to 1.60%    2,351,158       43.98 to 14.15           62,389     2.91%        9.87% to 9.38%
       2005                    1.15% to 1.60%    2,872,752       40.03 to 12.94           71,609     1.81%        2.70% to 2.23%
       2004                    1.15% to 1.60%    3,257,445       38.98 to 12.66           81,205     1.03%        8.83% to 8.34%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Oppenheimer Balanced Fund/VA -- Service Shares
       2008                    1.45% to 2.55%    5,107,592        6.93 to 5.33            32,033     3.81%     (44.43)% to (45.06)%
       2007                    1.45% to 2.55%    4,479,782        12.46 to 9.69           51,835     2.33%       1.98% to (4.56)%
       2006                    1.45% to 2.30%    3,734,727       12.22 to 10.89           43,482     2.24%        9.26% to 8.31%
       2005                    1.45% to 2.30%    2,434,640       11.19 to 10.05           26,838     1.26%        2.17% to 0.53%
       2004                    1.45% to 2.20%      858,290       10.95 to 10.89            9,379     0.00%        9.49% to 8.94%
    Oppenheimer Capital Appreciation Fund/VA
       2008                    1.15% to 1.60%    2,410,505        36.67 to 6.96           39,245     0.15%     (46.15)% to (46.39)%
       2007                    1.15% to 1.60%    3,281,755       68.09 to 12.99           98,385     0.24%       12.83% to 12.32%
       2006                    1.15% to 1.60%    4,291,526       60.35 to 11.56          113,604     0.40%        6.71% to 6.23%
       2005                    1.15% to 1.60%    5,344,427       56.56 to 10.88          137,163     0.97%        3.89% to 3.43%
       2004                    1.15% to 1.60%    6,805,353       54.44 to 10.52          171,410     0.33%        5.70% to 5.23%
    Oppenheimer Capital Appreciation Fund/VA -- Service Shares
       2008                    1.45% to 2.10%      877,284        8.52 to 6.03             7,287     0.00%     (46.45)% to (46.81)%
       2007                    1.45% to 2.10%    1,069,304       15.92 to 11.33           16,850     0.01%       12.20% to 11.46%
       2006                    1.45% to 2.30%    1,137,445       14.18 to 11.12           15,884     0.19%        6.12% to 5.21%
       2005                    1.45% to 2.10%    1,079,413       13.84 to 10.42           14,343     0.72%        8.60% to 2.67%
       2004                    1.45% to 2.10%    1,047,495       13.40 to 10.15           13,465     0.20%        5.07% to 1.49%
    Oppenheimer Core Bond Fund/VA
       2008                    1.15% to 1.60%    1,873,787        18.71 to 8.13           23,110     4.96%     (39.75)% to (40.02)%
       2007                    1.15% to 1.60%    2,549,165       31.06 to 13.56           51,724     5.32%        3.18% to 2.72%
       2006                    1.15% to 1.60%    2,858,389       30.10 to 13.20           57,980     5.63%        4.07% to 3.60%
       2005                    1.15% to 1.60%    3,417,647       28.92 to 12.69           69,116     5.37%        1.41% to 0.95%
       2004                    1.15% to 1.60%    4,121,065       28.52 to 12.57           83,599     4.90%        4.28% to 3.81%
    Oppenheimer Global Securities Fund/VA -- Service Shares
       2008                    1.45% to 2.55%   10,638,744        13.24 to 5.72           88,007     1.35%     (41.20)% to (41.86)%
       2007                    1.45% to 2.20%    7,632,946       22.52 to 14.20          120,950     1.58%        4.53% to 3.73%
       2006                    1.45% to 2.30%    8,592,832       21.54 to 12.17          128,891     0.88%       15.67% to 14.67%
       2005                    1.45% to 2.20%    9,274,898       18.62 to 11.40          118,406     0.86%       19.43% to 11.67%
       2004                    1.45% to 2.10%    9,267,701       16.57 to 10.17          103,300     1.10%       17.15% to 10.43%
    Oppenheimer High Income Fund/VA
       2008                    1.15% to 1.60%    1,398,189        8.90 to 2.61             7,385     8.01%     (78.92)% to (79.01)%
       2007                    1.15% to 1.60%    1,695,927       42.24 to 12.43           43,383     7.55%      (1.26)% to (1.71)%
       2006                    1.15% to 1.60%    2,216,350       42.78 to 12.64           58,611     7.86%        8.17% to 7.68%
       2005                    1.15% to 1.60%    2,808,835       39.55 to 11.74           70,449     6.84%        1.14% to 0.68%
       2004                    1.15% to 1.60%    3,560,948       39.10 to 11.66           89,889     6.77%        7.71% to 7.23%
    Oppenheimer Main Street Fund/VA -- Service Shares
       2008                    1.45% to 2.55%   14,173,335        9.52 to 5.83            94,330     1.64%     (39.52)% to (40.19)%
       2007                    1.45% to 2.45%    4,861,869       15.74 to 10.83           55,700     0.93%        2.63% to 1.59%
       2006                    1.45% to 2.30%    7,305,931       15.33 to 11.73           81,489     0.89%       13.10% to 12.13%
       2005                    1.45% to 2.20%    5,970,370        13.56 to 8.78           57,024     1.19%        8.80% to 3.53%
       2004                    1.45% to 2.10%    6,459,260        13.01 to 8.45           58,647     0.69%        7.56% to 3.18%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
       2008                    1.45% to 2.55%    3,816,221        11.68 to 5.44           34,361     0.83%     (38.90)% to (39.59)%
       2007                    1.45% to 2.55%    4,088,672        19.12 to 9.00           62,618     0.28%      (2.83)% to (14.53)%
       2006                    1.45% to 2.30%    2,259,800       19.67 to 11.84           41,872     0.16%       13.00% to 12.03%
       2005                    1.45% to 2.30%    1,826,811       17.41 to 10.57           30,629     0.00%        18.07% to 5.73%
       2004                    1.45% to 2.20%    1,565,895       16.10 to 11.01           24,651     0.00%       17.79% to 10.07%
    Oppenheimer MidCap Fund/VA
       2008                    1.15% to 1.60%    1,528,898        27.53 to 5.77           23,783     0.00%     (49.66)% to (49.88)%
       2007                    1.15% to 1.60%    1,981,504       54.68 to 11.52           59,934     0.00%        5.10% to 4.63%
       2006                    1.15% to 1.60%    2,611,132       52.03 to 11.01           75,279     0.00%        1.77% to 1.32%
       2005                    1.15% to 1.60%    3,279,000       51.12 to 10.87           94,098     0.00%       11.04% to 10.54%
       2004                    1.15% to 1.60%    3,964,971        46.04 to 9.83          103,435     0.00%       18.40% to 17.87%
    Oppenheimer MidCap Fund/VA -- Service Shares
       2008                    1.45% to 1.95%      246,430        8.25 to 6.09             2,009     0.00%     (49.95)% to (50.20)%
       2007                    1.45% to 1.95%      315,293       16.49 to 12.22            5,144     0.00%        4.49% to 3.96%
       2006                    1.45% to 2.30%      387,344       15.78 to 10.67            6,052     0.00%        1.22% to 0.35%
       2005                    1.45% to 1.95%      401,902       15.59 to 11.67            6,217     0.00%        16.75% to 9.92%
       2004                    1.45% to 1.85%      399,422       14.13 to 11.21            5,612     0.00%       17.70% to 12.05%
PIMCO Variable Insurance Trust
    PIMCO All Asset Portfolio -- Advisor Class Shares
       2008                    1.45% to 2.20%    1,019,981        9.48 to 9.22             9,607     5.41%     (17.13)% to (17.76)%
       2007                    1.45% to 2.20%    1,328,551       11.44 to 11.22           15,149     7.38%        6.61% to 5.79%
       2006                    1.45% to 2.30%      648,529       10.73 to 10.33            6,946     5.24%        3.05% to 2.17%
       2005                    1.45% to 2.20%      618,092       10.41 to 10.36            6,434     5.04%        4.14% to 3.61%
    PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares
       2008                    1.50% to 1.70%      442,196       12.57 to 12.36            5,501     3.05%      (3.86)% to (4.05)%
       2007                    1.50% to 1.70%      644,226       13.08 to 12.88            8,347     3.36%        2.06% to 1.85%
       2006                    1.50% to 1.70%      764,583       12.81 to 12.65            9,717     4.20%        0.66% to 0.45%
       2005                    1.50% to 1.70%      919,440       12.73 to 12.51           11,622     3.15%        3.57% to 3.36%
       2004                    1.50% to 1.70%      871,513       12.29 to 12.09           10,642     3.12%        3.98% to 3.77%
    PIMCO High Yield Portfolio -- Administrative Class Shares
       2008                    1.45% to 2.55%    7,997,415        9.95 to 7.33            77,572     7.68%     (24.62)% to (25.46)%
       2007                    1.45% to 2.45%    6,148,888       13.19 to 10.57           85,408     6.97%        1.99% to 0.95%
       2006                    1.45% to 2.30%    7,880,987       12.94 to 10.76          105,639     6.88%        7.50% to 6.58%
       2005                    1.45% to 2.30%    7,694,556       13.25 to 10.10           98,601     6.51%        4.86% to 0.99%
       2004                    1.45% to 2.20%    8,228,193       12.93 to 10.66          103,509     6.62%        8.08% to 6.60%
    PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares
       2008                    1.45% to 2.55%    5,739,941       13.71 to 12.10           88,048     4.25%       15.60% to 14.31%
       2007                    1.45% to 2.55%    6,083,533       11.86 to 10.58           81,485     4.53%        8.15% to 8.82%
       2006                    1.45% to 2.30%    4,748,616        10.97 to 9.91           62,943     5.55%      (0.31)% to (1.17)%
       2005                    1.45% to 2.30%    4,370,680       15.01 to 10.03           61,368     4.27%        3.23% to 0.26%
       2004                    1.45% to 2.10%    4,835,517       14.54 to 10.30           66,481     4.15%        6.59% to 3.01%
    PIMCO Low Duration Portfolio -- Administrative Class Shares
       2008                    1.45% to 2.55%   18,915,673       10.63 to 10.08          194,038     4.51%      (1.86)% to (2.96)%
       2007                    1.45% to 2.55%   17,920,878       10.83 to 10.39          191,569     4.23%        5.80% to 5.82%
       2006                    1.45% to 2.30%    2,044,005       10.24 to 10.14           20,805     4.24%        2.47% to 1.58%
       2005                    0.00% to 2.30%      904,878        9.99 to 9.94             9,028     2.45%      (0.09)% to (0.60)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
    PIMCO Total Return Portfolio -- Administrative Class Shares
       2008                    1.15% to 2.55%   24,894,819       12.14 to 10.73          323,751     5.57%        3.59% to 2.12%
       2007                    1.15% to 2.55%   23,041,682       11.72 to 10.51          299,527     4.79%        7.48% to 7.72%
       2006                    1.15% to 2.30%   26,585,312       10.91 to 10.13          321,728     5.00%        2.65% to 1.46%
       2005                    1.15% to 2.30%   23,356,330        13.09 to 9.98          285,362     4.28%       1.27% to (0.18)%
       2004                    1.15% to 2.20%   22,362,397       12.97 to 10.16          273,766     2.55%        3.68% to 1.55%
The Prudential Series Fund
    Jennison 20/20 Focus Portfolio -- Class II Shares
       2008                    1.45% to 2.55%      883,787        12.16 to 6.05            9,979     6.95%     (40.28)% to (40.95)%
       2007                    1.45% to 2.55%    2,841,578       20.37 to 10.24           43,190     9.12%        8.51% to 3.60%
       2006                    1.45% to 2.30%    2,445,477       18.77 to 11.84           36,309     0.72%       11.97% to 11.00%
       2005                    1.45% to 1.95%      446,962       16.76 to 12.28            7,415     0.00%       22.78% to 19.02%
       2004                    1.45% to 1.85%      122,842       14.03 to 10.93            1,698     0.00%        13.71% to 9.27%
    Jennison Portfolio -- Class II Shares
       2008                    1.45% to 2.30%      287,151        9.91 to 7.09             2,331     0.07%     (38.46)% to (38.99)%
       2007                    1.45% to 2.30%      252,437       16.11 to 11.61            3,470     0.00%        9.93% to 8.98%
       2006                    1.45% to 2.30%      268,285       14.66 to 10.66            3,328     0.00%      (0.10)% to (0.96)%
       2005                    1.45% to 2.30%      243,828        14.67 to 9.16            3,019     0.00%        12.38% to 7.61%
       2004                    1.45% to 2.20%      111,614        13.05 to 8.16            1,149     0.06%        9.12% to 3.53%
    Natural Resources Portfolio -- Class II Shares
       2008                    1.45% to 2.55%    3,104,821        11.97 to 5.89           26,572    14.74%     (53.87)% to (54.38)%
       2007                    1.45% to 2.55%    1,779,458       25.95 to 12.90           42,907    23.96%       45.54% to 46.22%
       2006                    1.45% to 2.30%      852,359       17.83 to 13.04           15,160     3.04%       19.96% to 18.93%
       2005                    1.45% to 1.95%      299,613       14.86 to 14.81            4,449     0.00%       48.61% to 48.10%
    SP International Growth Portfolio -- Class II Shares
       2008                    1.55% to 1.55%        8,967        6.83 to 6.83                61    22.39%     (51.25)% to (51.25)%
       2007                    1.55% to 1.55%       11,452       14.01 to 14.01              160    12.30%       17.27% to 17.27%
       2006                    1.55% to 1.55%       14,472       11.94 to 11.94              173     0.80%       18.56% to 18.56%
       2005                    1.55% to 1.55%        1,902       10.07 to 10.07               19     1.76%       14.01% to 14.01%
       2004                    1.55% to 1.55%        1,996        8.84 to 8.84                18     0.00%       14.33% to 14.33%
    SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
       2008                    1.55% to 1.55%        1,855        8.74 to 8.74                16    16.98%     (37.23)% to (37.23)%
       2007                    1.55% to 1.55%        1,610       13.92 to 13.92               22    10.07%       14.53% to 14.53%
       2006                    1.55% to 1.55%        1,647       12.15 to 12.15               20    13.77%        7.41% to 7.41%
       2005                    1.55% to 1.55%        7,938       11.31 to 11.31               90    12.89%       15.66% to 15.66%
       2004                    1.55% to 1.55%        9,731        9.78 to 9.78                95     0.00%       19.14% to 19.14%
Rydex Variable Trust
    NASDAQ -- 100(R) Fund
       2008                    1.45% to 2.20%    1,299,162        9.52 to 7.71             4,760     0.15%     (42.76)% to (43.19)%
       2007                    1.45% to 2.20%    1,610,228       16.64 to 13.57            9,434     0.07%       16.11% to 15.22%
       2006                    1.45% to 2.30%    2,099,071       14.33 to 10.86           10,118     0.00%        4.24% to 3.35%
       2005                    1.45% to 2.10%    3,188,196        13.75 to 3.56           15,226     0.00%       14.05% to (1.00)%
       2004                    1.45% to 2.10%    3,111,699        13.80 to 3.58           14,028     0.00%        7.76% to 4.93%
The Universal Institutional Funds, Inc.
    Equity and Income Portfolio -- Class II Shares
       2008                    1.45% to 2.55%    1,246,305        7.43 to 7.30             9,170     3.20%     (23.80)% to (24.65)%
       2007                    1.45% to 2.55%      729,990        9.76 to 9.68             7,085     0.59%      (3.59)% to (4.67)%

                               EXPENSES AS A                                                       INVESTMENT
                               % OF AVERAGE                                            NET ASSETS    INCOME            TOTAL
                               NET ASSETS(1)      UNITS             UNIT VALUE            000s      RATIO(2)         RETURN(3)
                               --------------  -----------  ------------------------  -----------  ----------  ---------------------
Van Kampen Life Investment Trust
    Captial Growth Portfolio -- Class II Shares
       2008                    1.45% to 2.20%      768,760        7.71 to 6.47             4,972     0.20%     (49.85)% to (50.24)%
       2007                    1.45% to 2.20%      889,144       15.37 to 12.99           11,432     0.00%       14.94% to 14.06%
       2006                    1.45% to 2.30%    1,002,002       13.37 to 10.56           11,111     0.00%        1.14% to 0.27%
       2005                    1.45% to 2.20%      996,830       13.22 to 10.06           10,793     0.01%        13.69% to 5.38%
       2004                    1.45% to 2.10%      980,231        12.46 to 9.51            9,860     0.00%        5.23% to 1.97%
    Comstock Portfolio -- Class II Shares
       2008                    1.45% to 2.55%    5,740,584        10.35 to 5.70           51,764     2.74%     (36.73)% to (37.44)%
       2007                    1.45% to 2.55%    9,721,170        16.35 to 9.12          131,463     1.56%      (3.75)% to (12.88)%
       2006                    1.45% to 2.30%    7,575,129       16.99 to 11.94          111,331     2.41%       14.37% to 13.38%
       2005                    1.45% to 2.30%    6,788,043       14.86 to 10.50           87,592     0.95%        5.39% to 1.83%
       2004                    1.45% to 2.20%    5,545,359       14.48 to 10.92           69,254     0.64%        15.73% to 9.21%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2008

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                   Page
                                                                                                   ----
Report of KPMG LLP, Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006............  F-2
Consolidated Balance Sheets as of December 31, 2008 and 2007......................................  F-3
Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2008,
  2007 and 2006...................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006........  F-5
Notes to Consolidated Financial Statements........................................................  F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 2, 2009

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                          Years ended December 31,
                                   -                                    ----------------------------
                                                                          2008      2007      2006
                                                                        --------  --------  --------
Revenues:
Premiums............................................................... $1,068.5  $1,063.2  $1,132.3
Net investment income..................................................    948.3   1,189.9   1,116.9
Net investment gains (losses)..........................................   (936.7)    (91.1)      3.1
Policy fees and other income...........................................    607.7     491.3     382.8
                                                                        --------  --------  --------
   Total revenues......................................................  1,687.8   2,653.3   2,635.1
                                                                        --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves..........................  1,138.8   1,105.4   1,101.9
Interest credited......................................................    450.7     541.3     496.7
Acquisition and operating expenses, net of deferrals...................    270.2     244.2     242.5
Amortization of deferred acquisition costs and intangibles.............    244.0     151.4     112.0
Interest expense.......................................................    168.1     205.1     134.0
                                                                        --------  --------  --------
   Total benefits and expenses.........................................  2,271.8   2,247.4   2,087.1
                                                                        --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary............................................   (584.0)    405.9     548.0
Provision (benefit) for income taxes...................................   (212.3)    101.3     188.4
                                                                        --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary...........................................................   (371.7)    304.6     359.6
Equity in net income (loss) of unconsolidated subsidiary...............    (37.6)     19.1        --
                                                                        --------  --------  --------
Net income (loss)...................................................... $ (409.3) $  323.7  $  359.6
                                                                        ========  ========  ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                         December 31,
                                                                                     --------------------
                                                                                        2008       2007
                                                                                     ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value.................. $10,771.7  $15,237.3
       Equity securities available-for-sale, at fair value..........................      90.0       64.0
       Commercial mortgage loans....................................................   2,704.1    2,968.1
       Policy loans.................................................................     505.8      466.8
       Other invested assets ($338.9 and $399.8 restricted).........................   2,991.8    1,437.5
                                                                                     ---------  ---------
              Total investments.....................................................  17,063.4   20,173.7
   Cash and cash equivalents........................................................   2,120.2      616.4
   Accrued investment income........................................................     158.7      167.4
   Deferred acquisition costs.......................................................   3,294.8    2,962.2
   Goodwill.........................................................................     450.9      450.9
   Intangible assets................................................................     641.5      502.3
   Reinsurance recoverable..........................................................   8,490.7    8,670.6
   Other assets.....................................................................     648.7      427.8
   Separate account assets..........................................................   8,501.9   12,005.8
                                                                                     ---------  ---------
              Total assets.......................................................... $41,370.8  $45,977.1
                                                                                     =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits....................................................... $ 9,936.2  $ 9,809.4
       Policyholder account balances................................................  14,017.3   13,962.3
       Liability for policy and contract claims.....................................     280.9      263.1
       Unearned premiums............................................................      19.2       21.4
       Deferred income tax liability................................................     323.8    1,077.9
       Non-recourse funding obligations.............................................   3,555.0    3,555.0
       Other liabilities ($396.5 and $415.1 restricted).............................   1,519.5      995.8
       Separate account liabilities.................................................   8,501.9   12,005.8
                                                                                     ---------  ---------
              Total liabilities.....................................................  38,153.8   41,690.7
                                                                                     ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)....................................................      25.6       25.6
       Additional paid-in capital...................................................   4,686.7    4,071.6
                                                                                     ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses)..................................  (1,649.7)    (338.2)
          Derivatives qualifying as hedges..........................................      46.1        4.9
                                                                                     ---------  ---------
       Total accumulated other comprehensive income (loss)..........................  (1,603.6)    (333.3)
       Retained earnings............................................................     108.3      522.5
                                                                                     ---------  ---------
              Total stockholder's equity............................................   3,217.0    4,286.4
                                                                                     ---------  ---------
              Total liabilities and stockholder's equity............................ $41,370.8  $45,977.1
                                                                                     =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                    Accumulated
                                                        Additional     other                  Total
                                       Preferred Common  paid-in   comprehensive Retained stockholder's
                                         stock   stock   capital   income (loss) earnings    equity
                                       --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2005......  $ 120.0  $25.6   $4,020.1    $    81.7   $ 358.1    $ 4,605.5
                                                                                            ---------
Comprehensive income (loss):
   Net income.........................       --     --         --           --     359.6        359.6
   Net unrealized gains (losses) on
     investment securities............       --     --         --        (62.4)       --        (62.4)
   Derivatives qualifying as hedges...       --     --         --         (0.6)       --         (0.6)
   Additional minimum pension
     liability........................       --     --         --          3.3        --          3.3
                                                                                            ---------
Total comprehensive income (loss).....                                                          299.9
Redemption of preferred stock.........    (10.0)    --         --           --        --        (10.0)
Dividends and other transactions with
  stockholders........................       --     --        5.2           --    (456.9)      (451.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2006......    110.0   25.6    4,025.3         22.0     260.8      4,443.7
                                                                                            ---------
Comprehensive income (loss):
   Net income.........................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on
     investment securities............       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges...       --     --         --          4.6        --          4.6
                                                                                            ---------
Total comprehensive income (loss).....                                                          (31.6)
Redemption of preferred stock.........   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder.........................       --     --       46.3           --     (62.0)       (15.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007......       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                            ---------
Comprehensive income (loss):
   Net loss...........................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on
     investment securities............       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges...       --     --         --         41.2        --         41.2
                                                                                            ---------
Total comprehensive income (loss).....                                                       (1,679.6)
Capital contribution..................       --     --      610.9           --        --        610.9
Other transactions with stockholder...       --     --        4.2           --      (4.9)        (0.7)
                                        -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008......  $    --  $25.6   $4,686.7    $(1,603.6)  $ 108.3    $ 3,217.0
                                        =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                               Years ended December 31,
                                                                           -------------------------------
                                                                              2008       2007       2006
                                                                           ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)...................................................... $  (409.3) $   323.7  $   359.6
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investments (gains) losses.....................................     936.7       91.1       (3.1)
       Equity in net (income) loss of unconsolidated subsidiary...........      37.6      (19.1)        --
       Charges assessed to policyholders..................................    (364.3)    (349.5)    (295.2)
       Net increase (decrease) in trading and derivative instruments......     199.8      (94.9)     (70.8)
       Amortization of fixed maturity discounts and premiums..............      36.7       (7.4)       0.3
       Acquisition costs deferred.........................................    (399.9)    (488.3)    (489.1)
       Amortization of deferred acquisition costs and intangibles.........     244.0      151.4      112.0
       Deferred income taxes..............................................    (108.4)     215.7      236.0
   Change in certain assets and liabilities:
       Accrued investment income and other assets.........................    (105.3)    (139.6)      68.7
       Insurance reserves.................................................     819.2      707.5      708.9
       Other liabilities and other policy-related balances................     (96.5)     (48.4)      (3.2)
                                                                           ---------  ---------  ---------
   Net cash from operating activities.....................................     790.3      342.2      624.1
                                                                           ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities..........................................   1,812.5    2,419.7    2,627.8
       Commercial mortgage loans..........................................     297.1      505.6      228.0
   Proceeds from sales of investments:
       Fixed maturity and equity securities...............................   1,152.1    1,477.1      950.7
   Purchases and originations of investments:
       Fixed maturity and equity securities...............................  (1,305.4)  (4,477.9)  (6,187.2)
       Commercial mortgage loans..........................................     (31.4)    (692.1)    (461.4)
   Other invested assets, net.............................................  (1,026.0)    (148.2)     (12.0)
   Cash related to transfer of subsidiary to an affiliate.................        --      (27.0)        --
   Policy loans, net......................................................     (39.0)     (11.2)     (15.2)
                                                                           ---------  ---------  ---------
   Net cash from investing activities.....................................     859.9     (954.0)  (2,869.3)
                                                                           ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.........................   3,999.4    4,582.0    5,237.1
   Redemption and benefit payments on investment contracts................  (4,746.8)  (4,450.9)  (4,047.0)
   Proceeds from short-term borrowings and other, net.....................     272.8      518.2      423.0
   Payments on short-term borrowings......................................    (271.8)    (522.4)    (394.4)
   Proceeds from issuance of non-recourse funding obligations.............        --      790.0    1,365.0
   Capital contribution from parent.......................................     600.0         --         --
   Redemption of preferred stock..........................................        --     (110.0)     (10.0)
   Dividends paid to stockholders.........................................        --       (2.5)    (459.7)
                                                                           ---------  ---------  ---------
   Net cash from financing activities.....................................    (146.4)     804.4    2,114.0
                                                                           ---------  ---------  ---------
   Net change in cash and cash equivalents................................   1,503.8      192.6     (131.2)
Cash and cash equivalents at beginning of year............................     616.4      423.8      555.0
                                                                           ---------  ---------  ---------
Cash and cash equivalents at end of year.................................. $ 2,120.2  $   616.4  $   423.8
                                                                           =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2008, 2007 and 2006

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML was not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized net investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2008 and 2007, the carrying value of our investment in GLICNY was $219.1 million and $346.5 million, respectively, and was included in other invested assets.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), River Lake Holding Company V, LLC, River Lake Insurance Company VI ("River Lake VI") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and
(c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

   (e) Fair Value Measurements

   As defined in Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

price quotations; time value and volatility factors underlying options; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, and highly rated asset-backed and corporate debt securities, all of which have maturity dates of less than three years. The fair value of securities loaned under the securities lending program was $121.0 million and $146.2 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the fair value of collateral held under the securities lending program was $128.0 million and $152.4 million, respectively, and the offsetting obligation to return collateral of $128.2 million and $152.4 million, respectively, was included in other liabilities on the consolidated balance sheets. We had no non-cash collateral as of December 31, 2008 and 2007.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $46.1 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, no charges to income were recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   There was no goodwill impairment charge recorded in 2008, 2007 or in 2006. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income (loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income
(loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders. We also have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE and are also the servicer for certain VIEs. As of December 31, 2008 and 2007, we were not required to consolidate any VIEs as a result of our interest in any of the respective entities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (s) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests in Variable Interest Entities

   On December 31, 2008, we adopted FSP FAS 140-4 and FASB Interpretation ("FIN") 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities. The FSP amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. FSP FAS 140-4 and FIN 46(R)-8 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments on Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the U.S Securities and Exchange Commission, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Fair Value Measurements

   On January 1, 2008, we adopted SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS
No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS
No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market For That Asset Is Not Active. The FSP provides guidance and clarification on how

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FIN No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (t) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements--an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                 2008     2007      2006
---------------------                                ------  --------  --------
Fixed maturity securities--taxable.................. $773.6  $  928.0  $  864.9
Commercial mortgage loans...........................  168.4     183.8     184.0
Equity securities...................................    3.5       3.9       0.8
Other investments...................................   (1.4)     71.0      58.7
Policy loans........................................   29.7      28.2      30.1
                                                     ------  --------  --------
   Gross investment income before expenses and fees.  973.8   1,214.9   1,138.5
Expenses and fees...................................  (25.5)    (25.0)    (21.6)
                                                     ------  --------  --------
   Net investment income............................ $948.3  $1,189.9  $1,116.9
                                                     ======  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

 (Amounts in millions)                                  2008    2007    2006
 ---------------------                                -------  ------  ------
 Available-for-sale securities:
    Realized gains on sale........................... $  31.7  $  9.8  $ 24.7
    Realized losses on sale..........................   (56.2)  (30.2)  (25.7)
 Impairments.........................................  (820.7)  (62.4)   (0.5)
 Derivatives and other...............................   (93.6)   (3.8)    5.7
 Net unrealized gains (losses) on trading securities.     2.6    (2.6)   (1.1)
 Commercial mortgage loan loss reserve...............    (0.5)   (1.9)     --
                                                      -------  ------  ------
    Net investments gains (losses)................... $(936.7) $(91.1) $  3.1
                                                      =======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                              2008      2007    2006
---------------------                                                           ---------  -------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities................................................... $(2,565.1) $(508.1) $ 69.0
   Equity securities...........................................................      (9.6)     3.5     1.2
   Restricted other invested assets............................................     (57.6)   (15.3)   (6.8)
   Investment in unconsolidated subsidiary.....................................    (152.5)   (10.5)     --
   Other invested assets.......................................................       0.7       --      --
                                                                                ---------  -------  ------
       Subtotal................................................................  (2,784.1)  (530.4)   63.4
                                                                                ---------  -------  ------
Adjustments to present value of future profits and deferred acquisitions costs.     311.4     12.3   (30.2)
Deferred income taxes, net.....................................................     823.0    179.9   (11.5)
                                                                                ---------  -------  ------
Net unrealized investment gains (losses)....................................... $(1,649.7) $(338.2) $ 21.7
                                                                                =========  =======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                              2008      2007     2006
---------------------                                                           ---------  -------  -------
Net unrealized investment gains (losses) as of January 1....................... $  (338.2) $  21.7  $  84.1
                                                                                ---------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................  (3,097.8)  (673.8)  (122.5)
   Adjustment to deferred acquisition costs....................................     150.8     14.8      4.7
   Adjustment to present value of future profits...............................     148.3     27.7     20.8
   Provision for deferred income taxes.........................................     938.5    219.4     33.5
                                                                                ---------  -------  -------
       Change in unrealized gains (losses) on investment securities............  (1,860.2)  (411.9)   (63.5)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(295.4), $(28.0) and $(0.5)........................................     548.7     52.0      1.1
                                                                                ---------  -------  -------
Net unrealized investment gains (losses) as of December 31..................... $(1,649.7) $(338.2) $  21.7
                                                                                =========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Mortgage and asset-backed...........................    4,975.6      26.6     (1,287.3)   3,714.9
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities..........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non-U.S.................................      293.0       28.1       (1.4)      319.7
   U.S. corporate......................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non-U.S..................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed...........................    6,398.4       25.7     (400.5)    6,023.6
                                                         ---------     ------    -------   ---------
       Total fixed maturity securities.................   15,745.4      180.9     (689.0)   15,237.3
Equity securities......................................       60.5        3.6       (0.1)       64.0
                                                         ---------     ------    -------   ---------
       Total available-for-sale securities.............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                         =========     ======    =======   =========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $443.9 million, which was approximately 88.8% of book value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                Less than 12 months               12 months or more
                                          -------------------------------- --------------------------------
                                                       Gross                            Gross
                                                     unrealized    # of               unrealized    # of
(Dollar amounts in millions)              Fair value   losses   securities Fair value   losses   securities
----------------------------              ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S...................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S....................     561.9    (118.3)     148         675.4     (363.4)     109
   Asset-backed..........................     180.4     (14.7)      46       1,758.7     (513.4)     253
   Mortgage-backed.......................     324.0     (72.8)     126         958.1     (686.4)     337
                                           --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities...   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities........................      25.3     (10.1)       3           1.7       (0.4)       4
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost.............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.....................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost..........      19.4     (21.6)      29         479.1     (803.4)     209
                                           --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.......   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                           --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost.............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.....................      23.4      (9.7)       2           0.7       (0.2)       3
                                           --------   -------      ---      --------  ---------    -----
   Total equity securities...............      25.3     (10.1)       3           1.7       (0.4)       4
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====
Investment grade.........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade...................     285.5     (59.4)     177         265.7     (139.1)     113
                                           --------   -------      ---      --------  ---------    -----
Total temporarily impaired securities....  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                           ========   =======      ===      ========  =========    =====

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 1,884 securities and accounted for unrealized losses of $2,656.4 million. Of these unrealized losses, 92.5% were investment grade (rated AAA through BBB-) and 21.4% were less than 20% below cost. The securities less than 20% below cost were primarily corporate securities and mortgage-backed and asset-backed securities. The amount of the unrealized loss on these securities was primarily attributable to widening credit spreads during 2008.

   Of the 78.6% of unrealized losses that were more than 20% below cost, approximately 47.2% were U.S. and non-U.S. corporate securities and approximately 52.4% were mortgage-backed and asset-backed securities.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. The remaining unrealized losses in our U.S.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

     and non-U.S. corporate securities are evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

  . A subset of the securities issued by banks and other financial institutions represent investments in hybrid instruments on which a debt impairment model was employed. The majority of these hybrid securities was with foreign financial institutions and retains a credit rating of investment grade. A small number of these securities are rated below investment grade and therefore on these securities we employ an equity impairment model. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions and the risk that these institutions could be nationalized.

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 79 securities were 20% or more below cost and below investment grade (rated BB+ and below). These securities accounted for unrealized losses of $163.3 million. These securities, which were issued primarily by corporations in the financial services, utilities, consumer cyclical and communication industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.8 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model would lead us to recognize write-downs on such securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                                Less than 12 months               12 months or more
                                          -------------------------------- --------------------------------
                                                       Gross                            Gross
                                                     unrealized    # of               unrealized    # of
(Dollar amounts in millions)              Fair value   losses   securities Fair value   losses   securities
----------------------------              ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities.......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non-U.S...................      26.1      (1.4)       19           --        --       --
   U.S. corporate........................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non-U.S....................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed..........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed.......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                           --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities...   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities........................        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost.....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost..........      35.1     (52.3)       23          6.5     (15.7)       8
                                           --------   -------     -----     --------   -------      ---
   Total fixed maturity securities.......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                           --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost.............        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
   Total equity securities...............        --        --        --          0.8      (0.1)       2
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===

Investment grade.........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade...................     288.2     (13.9)       85        104.5     (13.6)      39
                                           --------   -------     -----     --------   -------      ---
Total temporarily impaired securities....  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                           ========   =======     =====     ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due in one year or less................   $   441.0    $   439.1
       Due after one year through five years..     2,341.5      2,078.5
       Due after five years through ten years.     1,964.4      1,602.0
       Due after ten years....................     3,614.3      2,937.2
                                                 ---------    ---------
          Subtotal............................     8,361.2      7,056.8
       Mortgage and asset-backed..............     4,975.6      3,714.9
                                                 ---------    ---------
          Total...............................   $13,336.8    $10,771.7
                                                 =========    =========

   As of December 31, 2008, $1,197.6 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 29.4%, 22.2% and 12.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $8.8 million and $8.2 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                         December 31,
                                                      --------------------------------------------------
                                                                2008                      2007
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  729.4       26.9%      $  850.6       28.6%
Retail...............................................       711.9       26.3          747.4       25.2
Industrial...........................................       709.7       26.2          769.9       25.9
Apartments...........................................       277.0       10.2          315.9       10.6
Hotel................................................       254.7        9.4          254.1        8.5
Mixed use/other......................................        26.6        1.0           34.8        1.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,709.3      100.0%       2,972.7      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.2                       2.3
   Allowance for losses..............................        (7.4)                     (6.9)
                                                         --------                  --------
   Total.............................................    $2,704.1                  $2,968.1
                                                         ========                  ========

                                                                         December 31,
                                                      --------------------------------------------------
                                                                2008                      2007
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
South Atlantic.......................................    $  801.5       29.6%      $  873.6       29.4%
Pacific..............................................       690.7       25.5          739.7       24.9
Middle Atlantic......................................       347.4       12.8          390.4       13.1
East North Central...................................       268.0        9.9          312.3       10.5
Mountain.............................................       171.3        6.3          187.8        6.3
West North Central...................................       128.9        4.8          143.0        4.8
New England..........................................       117.5        4.3          120.4        4.1
East South Central...................................        98.5        3.6          108.1        3.6
West South Central...................................        85.5        3.2           97.4        3.3
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,709.3      100.0%       2,972.7      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.2                       2.3
   Allowance for losses..............................        (7.4)                     (6.9)
                                                         --------                  --------
   Total.............................................    $2,704.1                  $2,968.1
                                                         ========                  ========

   For the year ended December 31, 2008, there were no mortgage originations. For the year ended December 31, 2007, we originated $66.4 million of mortgages secured by real estate in California, which represented 9.6% of our total originations for that year. As of December 31, 2008, our total mortgage holdings secured by real estate in California was $490.6 million, which was 18.1% of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition. There were no impaired loans or non-income producing commercial mortgage loans as of or for December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                 (Amounts in millions)      2008  2007   2006
                 ---------------------      ---- -----  -----
                 Balance as of January 1... $6.9 $ 5.3  $11.0
                 Provision (release).......  0.5   1.9   (5.7)
                 Transfer of AML...........   --  (0.3)    --
                                            ---- -----  -----
                 Balance as of December 31. $7.4 $ 6.9  $ 5.3
                                            ==== =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                            December 31,
                                         --------------------------------------------------
                                                   2008                      2007
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $  924.5       30.9%      $     --        -- %
Derivatives.............................       620.7       20.7          213.3       14.9
Derivatives counterparty collateral.....       384.9       12.9             --         --
Restricted other invested assets........       338.9       11.3          399.8       27.8
Limited partnerships....................       286.5        9.6          262.3       18.2
Investment in unconsolidated subsidiary.       219.1        7.3          346.5       24.1
Securities lending collateral...........       128.0        4.3          152.4       10.6
Trading securities......................        62.1        2.1           62.3        4.3
Other investments.......................        27.1        0.9            0.9        0.1
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,991.8      100.0%      $1,437.5      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets as of December 31, 2008 was as follows:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 19.5     $ 19.3
        Due after one year through five years.....   196.7      170.3
        Due after five years through ten years....   138.5      121.6
        Due after ten years.......................    41.8       27.7
                                                    ------     ------
           Total restricted other invested assets.  $396.5     $338.9
                                                    ======     ======

   As of December 31, 2008, $47.8 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2008, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                        2008   2007   2006
---------------------                                                        ----- -----  -----
Derivatives qualifying as effective accounting hedges as of January 1....... $ 4.9 $ 0.3  $ 0.9
Current period increases in fair value, net of deferred taxes of $0.0, $0.0
  and $0.0..................................................................  41.1   4.7     --
Reclassification to net income, net of deferred taxes of $0.0, $0.0
  and $0.3..................................................................   0.1  (0.1)  (0.6)
                                                                             ----- -----  -----
Derivatives qualifying as effective accounting hedges as of December 31..... $46.1 $ 4.9  $ 0.3
                                                                             ===== =====  =====

   Derivatives qualifying as effective accounting hedges contain $45.7 million and $4.6 million, net of taxes, as of December 31, 2008 and 2007, respectively, from our investment in GLICNY. The $45.7 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.4 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Positions in derivative instruments

   The fair value of derivative instruments is based upon either prices obtained from market sources or pricing valuation models utilizing market inputs obtained from market sources. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                             December 31,
                        -------------------------------------------------------
                                   2008                        2007
                        --------------------------- ---------------------------
                        Notional                    Notional
 (Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
 ---------------------  -------- ------ ----------- -------- ------ -----------
 Interest rate swaps... $4,460.2 $510.4    $62.1    $2,513.7 $ 73.8    $24.4
 Financial futures.....  1,278.8     --       --        12.5     --       --
 Equity index options..    511.3  104.9       --       877.6  115.6       --
 Limited guarantee.....    250.0    5.4       --       250.0   23.9       --
 Credit default swaps..     56.1     --      5.1          --     --       --
                        -------- ------    -----    -------- ------    -----
    Total derivatives.. $6,556.4 $620.7    $67.2    $3,653.8 $213.3    $24.4
                        ======== ======    =====    ======== ======    =====

   The fair value of derivative assets was recorded in other invested assets and the fair value of derivative liabilities was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $442.7 million and $150.9 million, respectively, of derivative assets and $47.9 million and $14.5 million, respectively, of derivative liabilities that did not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $769.9 million and $30.3 million as of December 31, 2008 and 2007, respectively, and is presented in policyholder account balances with the associated liability.

   Genworth provides a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2008 and 2007, the fair value of this derivative was $5.4 million and $23.9 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2008, 2007 and 2006 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008, 2007 and 2006, the effect on pre-tax income (loss) was $640.8 million, $30.2 million and $(2.3) million, respectively. The effect on pre-tax income
(loss) for changes in fair value of embedded derivatives associated with our GMWB product liabilities was $(727.5) million, $(34.7) million and $5.4 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been required to disburse up to $0.8 million and allowed to claim up to $199.5 million from counterparties. This represents the net fair value of losses and gains by counterparty, less $384.9 million of available collateral held. Of the $384.9 million of available collateral held, we were over collateralized by $30.1 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $554.4 million and $193.1 million, respectively. As of December 31, 2008 and 2007, net fair value losses for each counterparty were $0.8 million and $4.2 million, respectively.

   Swaps and purchased options are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $384.9 million related to these agreements including over collateralization from certain counterparties. Prior to the second quarter of 2008, there were no provisions requiring collateral for our derivative transactions. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   Credit derivatives

   We sell protection under single name credit default swaps in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                       December 31, 2008
                                               ---------------------------------
(Amounts in millions)                          Notional value Assets Liabilities
---------------------                          -------------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..     $ 6.0       $--      $0.5
A
   Matures after one year through five years..      16.5        --       1.4
   Matures after five years through ten years.       5.0        --       0.3
BBB
   Matures after one year through five years..      23.6        --       2.8
   Matures after five years through ten years.       5.0        --       0.1
                                                   -----       ---      ----
   Total single name credit default swaps.....     $56.1       $--      $5.1
                                                   =====       ===      ====

(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                                2008      2007      2006
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $2,955.5  $2,668.1  $2,162.4
   Costs deferred.................................................    399.9     488.3     489.1
   Amortization, net of interest accretion........................   (202.0)    (97.8)    (49.6)
   Transfer of AML................................................       --    (103.1)       --
   Transfer due to reinsurance transaction with an affiliate/(1)/.    (16.1)       --        --
   Adjustments/(2)/...............................................       --        --      66.2
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,137.3   2,955.5   2,668.1
   Accumulated effect of net unrealized investment (gains) losses.    157.5       6.7      (8.1)
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,294.8  $2,962.2  $2,660.0
                                                                   ========  ========  ========

--------
/(1)/See note 7 for a discussion of a reinsurance transaction with an affiliate. /(2)/The adjustments were the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Institutional segment resulted in an increase in amortization of DAC of $46.1 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2008                  2007
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
Present value of future profits............... $  850.8   $(290.5)    $702.5    $(258.9)
Capitalized software..........................    139.5     (89.4)     113.7      (79.0)
Deferred sales inducements to contractholders.     41.6     (10.5)      27.6       (3.6)
Other.........................................      2.5      (2.5)       2.5       (2.5)
                                               --------   -------     ------    -------
   Total...................................... $1,034.4   $(392.9)    $846.3    $(344.0)
                                               ========   =======     ======    =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2008, 2007 and 2006 was $42.0 million, $53.6 million and $62.4 million, respectively. Amortization expense related to deferred sales inducements of $6.9 million, $1.8 million and $1.0 million for the years ended December 31, 2008, 2007 and 2006, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2008    2007    2006
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $438.0  $512.6  $568.4
   Amortization...................................................  (55.9)  (75.2)  (87.0)
   Interest accreted at 5.8%, 5.6% and 5.8%, respectively.........   24.3    26.5    31.2
   Transfer of AML................................................     --   (25.5)     --
   Amount transferred due to a reinsurance transaction............     --    (0.4)     --
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  406.4   438.0   512.6
   Accumulated effect of net unrealized investment (gains) losses.  153.9     5.6   (22.1)
                                                                   ------  ------  ------
Balance as of December 31......................................... $560.3  $443.6  $490.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2009. 5.6%
                                   2010. 7.0%
                                   2011. 8.3%
                                   2012. 6.8%
                                   2013. 5.4%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2008 and 2007.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed an impairment analysis as of December 31. There was no charge to income as a result of our analyses.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million. We have a signed, binding letter of intent effective January 1, 2009 to coinsure approximately 60% of our new term life insurance. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2008 and 2007, we had $3.0 billion and $5.8 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We ceded to BLAC an additional $11,433.3 million of term life insurance in the fourth quarter of 2008. As part of this reinsurance transaction, we transferred DAC of $16.1 million. As of December 31, 2008, total term life insurance ceded to BLAC was $24,846.0 million.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2008, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2008, 31.3% of our reinsured life insurance net at risk exposure was ceded to one company.

   The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                     2008         2007         2006
  ---------------------                 -----------  -----------  -----------
  Direct life insurance in-force....... $ 561,124.7  $ 563,131.3  $ 580,923.9
  Amounts assumed from other companies.    90,883.2     80,205.1     51,281.5
  Amounts ceded to other companies.....  (303,820.9)  (226,524.7)  (237,098.8)
                                        -----------  -----------  -----------
  Net life insurance in-force.......... $ 348,187.0  $ 416,811.7  $ 395,106.6
                                        ===========  ===========  ===========
  Percentage of amount assumed to net..        26.1%        19.2%        13.0%
                                        ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                 -                   ----------------------------  ----------------------------
(Amounts in millions)                  2008      2007      2006      2008      2007      2006
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,240.6  $1,267.1  $1,393.7  $1,242.8  $1,269.9  $1,394.7
Assumed.............................    254.3     148.5     101.3     249.3      58.8     101.3
Ceded...............................   (438.1)   (375.2)   (398.0)   (423.6)   (265.5)   (363.7)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $1,056.8  $1,040.4  $1,097.0  $1,068.5  $1,063.2  $1,132.3
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   23.3%      5.5%      8.9%
                                                                   ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,135.4 million, $1,098.5 million and $1,413.5 million during 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption     2008     2007
---------------------                            ---------- ------------- -------- --------
Structured settlements with life contingencies..     (a)     4.0% - 8.5%  $5,459.6 $5,516.9
Traditional life insurance contracts............     (b)     2.5% - 6.0%   2,245.1  2,119.1
Annuity contracts with life contingencies.......     (a)     4.0% - 8.5%   2,092.5  2,031.3
Supplementary contracts with life contingencies.     (a)     4.0% - 8.5%      54.6     55.1
Accident and health insurance contracts.........     (c)     4.5% - 7.0%      84.4     87.0
                                                                          -------- --------
   Total future policy benefits.................                          $9,936.2 $9,809.4
                                                                          ======== ========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 Commissioner's Standard Ordinary table and Company experience.
(c)The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S. Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2008      2007
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 4,328.4 $ 4,619.8
    Annuity contracts..................................   3,240.7   2,855.8
    Structured settlements without life contingencies..   1,441.2   1,503.6
    Supplementary contracts without life contingencies.     239.7     325.6
    Variable universal life insurance contracts........      25.5      24.1
                                                        --------- ---------
       Total investment contracts......................   9,275.5   9,328.9
    Universal life insurance contracts.................   4,741.8   4,633.4
                                                        --------- ---------
       Total policyholder account balances............. $14,017.3 $13,962.3
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $6,253.7 million and $6,251.6 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                          December 31,
                                                                        -----------------
(Dollar amounts in millions)                                              2008     2007
----------------------------                                            -------- --------
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value......... $3,275.4 $3,853.2
Net amount at risk..................................................... $  764.8 $    4.7
Average attained age of contractholders................................       69       69

Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................ $1,955.0 $2,195.9
Net amount at risk..................................................... $  750.6 $   30.2
Average attained age of contractholders................................       69       68

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits................................. $2,734.7 $2,722.5
Guaranteed annuitization benefits...................................... $1,129.7 $1,451.9

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $31.3 million and $7.5 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $1,092.2 million and $15.9 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of the dates indicated:

                                             December 31,
                                           -----------------
                    (Amounts in millions)    2008     2007
                    ---------------------  -------- --------
                     Balanced funds....... $2,681.3 $3,180.2
                     Bond funds...........    588.8    516.1
                     Equity funds.........    502.3    416.7
                     Money market funds...     72.4     30.4
                     Other................     19.6     31.0
                                           -------- --------
                        Total............. $3,864.4 $4,174.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2008     2007     2006
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 263.1  $ 279.3  $ 322.1
       Less reinsurance recoverables..........  (113.6)  (119.4)  (152.0)
                                               -------  -------  -------
          Net balance as of January 1.........   149.5    159.9    170.1
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --     (3.2)      --

       Incurred related to insured events of:
          Current year........................   365.5    449.2    487.1
          Prior years.........................    36.6    (80.0)    (1.6)
                                               -------  -------  -------
              Total incurred..................   402.1    369.2    485.5
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (345.1)  (309.9)  (397.0)
          Prior years.........................   (37.6)   (66.5)   (98.7)
                                               -------  -------  -------
              Total paid......................  (382.7)  (376.4)  (495.7)
                                               -------  -------  -------
          Net balance as of December 31.......   168.9    149.5    159.9
                                               -------  -------  -------
       Add reinsurance recoverables...........   112.0    113.6    119.4
                                               -------  -------  -------
       Balance as of December 31.............. $ 280.9  $ 263.1  $ 279.3
                                               =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                        2008     2007
                --------                      -------- --------
                River Lake I (a), due 2033... $  600.0 $  600.0
                River Lake I (b), due 2033...    500.0    500.0
                River Lake II (a), due 2035..    300.0    300.0
                River Lake II (b), due 2035..    550.0    550.0
                River Lake III (a), due 2036.    500.0    500.0
                River Lake III (b), due 2036.    250.0    250.0
                River Lake IV (b), due 2028..    540.0    540.0
                Rivermont I (a), due 2050....    315.0    315.0
                                              -------- --------
                   Total..................... $3,555.0 $3,555.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. In January 2009, the accrual of interest was based on one-month LIBOR that resets ever 28 days plus a fixed margin.
(b)Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency action on the third-party financial guaranty insurance companies that guarantee these obligations. In February 2008, the rate was reset from the December 2007 rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations to the highest contractual margin to the related underlying index rate due to further downgrades on the third-party financial guaranty insurance company that guarantees these obligations. In June 2008, the maximum rate on the remaining $1.2 billion was contractually reset to the highest margin to the related underlying index rate due to the third-party financial guaranty insurance company that guarantees these obligations being downgraded and placed on negative outlook.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2008 and 2007 was 3.8% and 5.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2008     2007    2006
         ---------------------                -------  -------  ------
         Current federal income tax.......... $(107.7) $(107.6) $(55.1)
         Deferred federal income tax.........  (101.9)   213.2   233.0
                                              -------  -------  ------
            Total federal income tax.........  (209.6)   105.6   177.9
                                              -------  -------  ------
         Current state income tax............     3.8     (6.8)    7.5
         Deferred state income tax...........    (6.5)     2.5     3.0
                                              -------  -------  ------
            Total state income tax...........    (2.7)    (4.3)   10.5
                                              -------  -------  ------
            Total provision for income taxes. $(212.3) $ 101.3  $188.4
                                              =======  =======  ======

   Our current income tax receivable was $163.8 million and $112.4 million as of December 31, 2008 and 2007, respectively, and was included in other assets in the consolidated balance sheets. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2008  2007  2006
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  0.4  (0.3)  1.2
       Benefit of tax favored investments.................  1.0  (8.8) (1.5)
       Interest on uncertain tax positions................  0.2  (1.0) (0.6)
       Other, net......................................... (0.2)  0.1   0.3
                                                           ----  ----  ----
    Effective rate........................................ 36.4% 25.0% 34.4%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2008     2007
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  183.2 $   32.6
         Net unrealized losses on investment securities.    823.0    179.9
         Accrued expenses...............................      8.5      1.9
         Net operating loss carryforwards...............    136.0    248.5
         Other..........................................     52.4     33.9
                                                         -------- --------
             Total deferred income tax assets...........  1,203.1    496.8
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    422.8    552.5
         Net unrealized gains on derivatives............      0.1      0.1
         Present value of future profits................    139.3    141.0
         Deferred acquisition costs.....................    876.9    804.4
         Other..........................................     87.8     76.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,526.9  1,574.7
                                                         -------- --------
             Net deferred income tax liability.......... $  323.8 $1,077.9
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $388.6 million as of December 31, 2008, and if unused, will expire beginning in 2022.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

          (Amounts in millions)                          2008   2007
          ---------------------                         -----  ------
          Balance as of January 1...................... $51.0  $ 74.3
          Tax positions related to the current period:
             Gross additions...........................   1.7     0.5
             Gross reductions..........................  (1.7)     --
          Tax positions related to the prior years:
             Gross additions...........................  19.8     0.5
             Gross reductions..........................  (2.4)  (24.0)
          Settlements..................................  (0.6)   (0.3)
                                                        -----  ------
          Balance as of December 31.................... $67.8  $ 51.0
                                                        =====  ======

   The total amount of unrecognized tax benefits was $67.8 million as of December 31, 2008, of which $48.0 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2008, 2007 and 2006, we incurred approximately $0.4 million, $(3.4) million and $(1.4) million, respectively, of interest and penalties. We had approximately $2.7 million and $1.9 million, respectively, of interest and penalties accrued as of December 31, 2008 and 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that filed consolidated returns with former parent GE in 2003 and 2004 before the initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2009, as a result of our open audits and appeals, up to $44.5 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash received for taxes was $56.7 million, $213.3 million and $107.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Cash paid for interest related to our non-recourse funding obligations was $162.4 million, $177.0 million and $116.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

   For a discussion of dividends paid to our stockholder, see note 17.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                   2008  2007 2006
---------------------                                                  -----  ---- -----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $10.9  $ -- $  --
   Tax contingencies and other tax related items......................  (4.2)  9.1   4.3
   Change in collateral for securities lending transactions...........    --    --   6.9
                                                                       -----  ---- -----
   Total other non-cash transactions.................................. $ 6.7  $9.1 $11.2
                                                                       =====  ==== =====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $268.8 million, $326.0 million and $297.2 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $118.1 million, $115.3 million and $175.3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We pay Genworth, our ultimate parent, for investment related services. We paid $20.5 million, $15.7 million and $15.6 million to Genworth in 2008, 2007 and 2006, respectively. We also paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million in 2006 to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the year ended December 31, 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million and $0.7 million for the years ended December 31, 2007 and 2006, respectively. We pay interest at the cost of funds of GNA, which was 1.5%, 4.4% and 5.2%, as of December 31, 2008, 2007 and 2006, respectively. GNA owed us $0.5 million as of December 31, 2008 and 2007, which was included in other assets in the consolidated balance sheets. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

(14) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2008, we were committed to fund $111.4 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake Insurance Company V ("River Lake V"), an indirect subsidiary, and a third-party bank that serves as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2008.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake Insurance Company VI ("River Lake VI"), a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional Letter of Credit issued by a third-party bank.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $273.6 million as of December 31, 2008.

(15) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, cost method limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following represents the fair value of financial assets and liabilities as of December 31:

                                                            2008                         2007
                                                ---------------------------- ----------------------------
                                                Notional Carrying            Notional Carrying
(Amounts in millions)                            amount   amount  Fair value  amount   amount  Fair value
---------------------                           -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...................  $   (a) $2,704.1  $2,501.2   $   (a) $2,968.1  $3,075.1
   Other invested assets.......................      (a)    992.9   1,006.6       (a)    109.8     134.1
Liabilities:
   Borrowings and related instruments:
       Non-recourse funding obligations(b).....      (a)  3,555.0   2,757.0       (a)  3,555.0   3,516.8
       Investment contracts....................      (a)  9,275.5   8,340.6       (a)  9,328.9   9,477.3
Other firm commitments:
   Ordinary course of business lending
     commitments...............................      --        --        --     15.4        --        --
   Commitments to fund limited
     partnerships..............................   111.4        --        --    150.3        --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 10.

   Recurring Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                                           December 31, 2008
                                                  ------------------------------------
(Amounts in millions)                               Total   Level 1  Level 2  Level 3
---------------------                             --------- -------- -------- --------
Investments:
   Fixed maturity securities, available-for-sale. $10,771.7 $     -- $6,866.1 $3,905.6
   Equity securities, available-for-sale.........      90.0     22.9     12.2     54.9
   Other invested assets/(a)/....................   1,326.0       --  1,005.4    320.6
Separate account assets..........................   8,501.9  8,501.9       --       --
                                                  --------- -------- -------- --------
       Total assets.............................. $20,689.6 $8,524.8 $7,883.7 $4,281.1
                                                  ========= ======== ======== ========

--------
/(a)/Represents derivatives, trading securities, restricted other invested assets and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                                 December 31, 2008
                                           ------------------------------
       (Amounts in millions)               Total  Level 1 Level 2 Level 3
       ---------------------               ------ ------- ------- -------
       Policyholder account balances/(a)/. $769.9   $--    $  --  $769.9
       Other liabilities/(b)/.............   67.2    --     67.2      --
                                           ------   ---    -----  ------
          Total liabilities............... $837.1   $--    $67.2  $769.9
                                           ======   ===    =====  ======

--------
/(a)/Represents embedded derivatives associated with our GMWB liabilities. /(b)/Represents derivative instruments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                             Year ended December 31, 2008
                              -                               ---------------------------------------------------------
                                                                Fixed maturity         Equity         Other
                                                                 securities,        securities,      invested
(Amounts in millions)                                         available-for-sale available-for-sale assets/(a)/   Total
---------------------                                         ------------------ ------------------ ----------  --------
Beginning balance as of January 1, 2008......................      $2,044.2            $ 5.1         $ 227.2    $2,276.5
   Total realized and unrealized gains (losses):
       Included in net income (loss).........................        (618.8)             0.8           247.4      (370.6)
       Included in other comprehensive
         income (loss).......................................        (682.8)            (0.7)          (14.8)     (698.3)
   Purchases, sales, issuances and settlements, net..........        (392.4)            24.7          (271.7)     (639.4)
   Transfers in (out) of Level 3.............................       3,555.4             25.0           132.5     3,712.9
                                                                   --------            -----         -------    --------
Ending balance as of December 31, 2008.......................      $3,905.6            $54.9         $ 320.6    $4,281.1
                                                                   ========            =====         =======    ========
Amount of total gains (losses) for the period included in
  net income (loss) attributable to the change in
  unrealized gains (losses) relating to assets still held as
  of the reporting date......................................      $ (607.2)           $  --         $ 248.8    $ (358.4)
                                                                   ========            =====         =======    ========

--------
/(a)/Includes certain trading securities, restricted other invested assets and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                            Year ended
                                                                                         December 31, 2008
                                           -                                             -----------------
                                                                                           Policyholder
                                                                                              account
(Amounts in millions)                                                                      balances/(a)/
---------------------                                                                    -----------------
Beginning balance as of January 1, 2008.................................................      $ 30.3
   Total realized and unrealized (gains) losses:
       Included in net (income) loss....................................................       725.1
       Included in other comprehensive (income) loss....................................          --
   Purchases, sales, issuances and settlements, net.....................................        14.5
   Transfers in (out) of Level 3........................................................          --
                                                                                              ------
Ending balance as of December 31, 2008..................................................      $769.9
                                                                                              ======
Amount of total (gains) losses for the period included in net (income) loss attributable to the change in unrealized (gains) losses relating to liabilities still
  held as of the reporting date.........................................................      $728.1
                                                                                              ======

--------
/(a)/Includes embedded derivatives associated with our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

   Non-recurring Fair Value Measurements

   As of December 31, 2008, we held investments in bank loans that were recorded at the lower of cost or fair value and were recorded in other invested assets. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(16) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2008   2007
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 92.3 $106.5
                   Fixed maturity securities...   62.9   79.7
                   Other receivables...........   86.8   93.2
                                                ------ ------
                      Total securitized assets. $242.0 $279.4
                                                ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; and other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. For 2008 and 2007, no QSPE has incurred any defaults.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2008, 2007 and 2006.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2008       2007
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $6.3 $14.5 $7.5 $15.8
               Servicing assets...........   --    --   --    --
               Recourse liability.........   --    --   --    --
                                           ---- ----- ---- -----
                  Total................... $6.3 $14.5 $7.5 $15.8
                                           ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(17) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2008, we are able to distribute $193.1 million in dividends in 2009 without obtaining regulatory approval. Based on statutory results as of December 31, 2008, we estimate our insurance subsidiaries could pay dividends of approximately $4.0 million to us in 2009 without obtaining regulatory approval.

   There were no common stock dividends declared in 2008 or 2007. In 2006, we declared and paid a common stock dividend of $450.0 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For the year ended December 31, 2006, we declared and paid preferred stock dividends of $9.6 million.

(18) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V and River Lake VI. River Lake V was granted a permitted accounting practice from the state of Vermont to carry its reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in the Company's statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2008   2007/(a)/   2006
---------------------                                              -------  --------  -------
GLAIC and our life insurance subsidiaries, excluding captive life
  reinsurance subsidiaries........................................ $(245.7) $ 325.1   $ 538.0
Captive life reinsurance subsidiaries combined statutory net loss.  (330.2)  (413.3)   (894.7)
                                                                   -------  -------   -------
   Combined statutory net income (losses)......................... $(575.9) $ (88.2)  $(356.7)
                                                                   =======  =======   =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2008   2007/(a)/
           ---------------------                   -------- --------
           Combined statutory capital and surplus. $1,971.0 $1,414.2

--------
/(a)/In July 2008, the State Corporation Commission, Bureau of Insurance of the
     Commonwealth of Virginia directed our Company to amend its 2007 statutory annual statement filing to reflect a revision to statutory survivorship universal life insurance reserves. The 2007 amounts have been revised to reflect the amended net loss and capital and surplus.

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,313.5 million and $1,081.8 million as of December 31, 2008 and 2007, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V and River Lake VI, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   We currently have an RBC ratio that exceeds the minimum levels required by applicable insurance regulations. However, the impairments in our investment portfolio during the three months ended September 30, 2008 would have had a material adverse impact on our RBC ratio had our holding company not strengthened our capital levels. In particular, in connection with the preparation of our statutory financial statements for the third quarter, our parent company contributed $600.0 million of additional capital to us.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   In July 2008, the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia directed us to amend our 2007 statutory annual statement filing to reflect a revision to our statutory survivorship universal life insurance reserves. As amended, combined statutory net loss was $88.3 million, capital and surplus was $1,414.2 million and our dividend capacity was $440.9 million. As of December 31, 2007, GLAIC and its subsidiaries continued to exceed the minimum required RBC levels as amended.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2008 and 2007, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(19) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities offered through retirement plans and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                        Retirement
                                                                        Income and   Corporate
(Amounts in millions)                                       Protection Institutional and Other Consolidated
---------------------                                       ---------- ------------- --------- ------------
Premiums................................................... $   920.3    $   148.2   $     --   $ 1,068.5
Net investment income......................................     522.0        428.9       (2.6)      948.3
Net investment gains (losses)..............................    (424.9)      (479.6)     (32.2)     (936.7)
Policy fees and other income...............................     345.1        262.6         --       607.7
                                                            ---------    ---------   --------   ---------
   Total revenues..........................................   1,362.5        360.1      (34.8)    1,687.8
                                                            ---------    ---------   --------   ---------
Benefits and other changes in policy reserves..............     773.6        365.2         --     1,138.8
Interest credited..........................................     219.2        231.5         --       450.7
Acquisition and operating expenses, net of deferrals.......     163.2         87.9       19.1       270.2
Amortization of deferred acquisition costs and intangibles.     116.4        127.6         --       244.0
Interest expense...........................................     168.1           --         --       168.1
                                                            ---------    ---------   --------   ---------
   Total benefits and expenses.............................   1,440.5        812.2       19.1     2,271.8
                                                            ---------    ---------   --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.0)      (452.1)     (53.9)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)      (165.4)     (20.4)     (212.3)
                                                            ---------    ---------   --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.5)      (286.7)     (33.5)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --           --      (37.6)      (37.6)
                                                            ---------    ---------   --------   ---------
Net income (loss).......................................... $   (51.5)   $  (286.7)  $  (71.1)  $  (409.3)
                                                            =========    =========   ========   =========

Total assets............................................... $14,926.2    $24,886.2   $1,558.4   $41,370.8
                                                            =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                         Retirement
                                                                         Income and   Corporate
(Amounts in millions)                                        Protection Institutional and Other Consolidated
---------------------                                        ---------- ------------- --------- ------------
Premiums.................................................... $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.......................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses)...............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income................................     346.6        144.5        0.2       491.3
                                                             ---------    ---------   --------   ---------
   Total revenues...........................................   1,821.2        812.1       20.0     2,653.3
                                                             ---------    ---------   --------   ---------
Benefits and other changes in policy reserves...............     780.6        324.8         --     1,105.4
Interest credited...........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals........     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles..     106.8         44.6         --       151.4
Interest expense............................................     204.6           --        0.5       205.1
                                                             ---------    ---------   --------   ---------
   Total benefits and expenses..............................   1,455.0        772.8       19.6     2,247.4
                                                             ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     366.2         39.3        0.4       405.9
Provision (benefit) for income taxes........................     125.8        (25.2)       0.7       101.3
                                                             ---------    ---------   --------   ---------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary...........        --           --       19.1        19.1
                                                             ---------    ---------   --------   ---------
Net income.................................................. $   240.4    $    64.5   $   18.8   $   323.7
                                                             =========    =========   ========   =========

Total assets................................................ $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                             =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                                                        Retirement
                                                                        Income and   Corporate
(Amounts in millions)                                       Protection Institutional and Other Consolidated
---------------------                                       ---------- ------------- --------- ------------
Premiums...................................................  $  875.4     $256.9       $  --     $1,132.3
Net investment income......................................     537.8      521.0        58.1      1,116.9
Net investment gains (losses)..............................      (2.8)      (7.5)       13.4          3.1
Policy fees and other income...............................     291.3       91.5          --        382.8
                                                             --------     ------       -----     --------
   Total revenues..........................................   1,701.7      861.9        71.5      2,635.1
                                                             --------     ------       -----     --------
Benefits and other changes in policy reserves..............     683.8      418.1          --      1,101.9
Interest credited..........................................     220.4      276.3          --        496.7
Acquisition and operating expenses, net of deferrals.......     151.7       66.8        24.0        242.5
Amortization of deferred acquisition costs and intangibles.      80.7       31.3          --        112.0
Interest expense...........................................     132.8         --         1.2        134.0
                                                             --------     ------       -----     --------
   Total benefits and expenses.............................   1,269.4      792.5        25.2      2,087.1
                                                             --------     ------       -----     --------
Income before income taxes.................................     432.3       69.4        46.3        548.0
Provision for income taxes.................................     153.2        6.9        28.3        188.4
                                                             --------     ------       -----     --------
Net income.................................................  $  279.1     $ 62.5       $18.0     $  359.6
                                                             ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(20) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                        First Quarter Second Quarter Third Quarter  Fourth Quarter
                        ------------- -------------- -------------- ---------------
(Amounts in millions)    2008   2007   2008    2007   2008    2007    2008    2007
---------------------   ------ ------ ------  ------ ------  ------ -------  ------
Net investment income.. $271.2 $285.3 $239.8  $287.2 $221.9  $322.5 $ 215.4  $294.9
                        ====== ====== ======  ====== ======  ====== =======  ======
Total revenues/(1)/.... $609.9 $657.5 $402.6  $647.7 $406.8  $700.4 $ 268.5  $647.7
                        ====== ====== ======  ====== ======  ====== =======  ======
Net income (loss)/(2)/. $ 53.5 $ 93.5 $(90.7) $ 76.5 $(82.6) $114.4 $(289.5) $ 39.3
                        ====== ====== ======  ====== ======  ====== =======  ======

--------
/(1)/Included in the three months ended December 31, 2008 was net investment losses of $347.1 million, including $350.2 million of impairments partially offset by derivative gains.
/(2)/In addition to revenues discussed above, included in the three months ended December 31, 2008 was increased DAC amortization primarily due to loss recognition testing as a result of revisions to our expected gross profits related to unfavorable market impacts and volatility in equity markets. Also included was a benefit from income taxes.

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of March 2, 2009, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
March 2, 2009

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2008, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   158.3 $   174.2  $   174.2
       Government--non-U.S...........................     178.7     162.2      162.2
       Public utilities..............................     794.8     735.2      735.2
       All other corporate bonds.....................  12,205.0   9,700.1    9,700.1
                                                      --------- ---------  ---------
          Total fixed maturity securities............  13,336.8  10,771.7   10,771.7
Equity securities....................................      99.6      90.0       90.0
Commercial mortgage loans............................   2,704.1     xxxxx    2,704.1
Policy loans.........................................     505.8     xxxxx      505.8
Other invested assets/(1)/...........................   2,216.9     xxxxx    2,772.2
                                                      --------- ---------  ---------
          Total investments.......................... $18,863.2     xxxxx  $16,843.8
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.




   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2008:
   Protection..........................  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income and Institutional.     619.7      7,606.6       9,151.5         16.1          --
                                         --------     --------     ---------       ------       -----
       Total...........................  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                                         ========     ========     =========       ======       =====
December 31, 2007:
   Protection..........................  $2,429.1     $2,206.1     $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1      7,603.3       9,146.7         13.8          --
                                         --------     --------     ---------       ------       -----
       Total...........................  $2,962.2     $9,809.4     $13,962.3       $263.1       $21.4
                                         ========     ========     =========       ======       =====

                                                   Interest                   Amortization
                                                 Credited and    Acquisition  of Deferred
                                       Net       Benefits and   and Operating Acquisition
                           Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                    Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                    -------- ---------- ---------------- ------------- ------------ --------
December 31, 2008:
   Protection............. $  920.3  $  522.0      $  992.8        $163.2        $116.4    $  908.6
   Retirement Income and
     Institutional........    148.2     428.9         596.7          87.9         127.6       148.2
   Corporate and Other....       --      (2.6)           --          19.1            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                           ========  ========      ========        ======        ======    ========
December 31, 2007:
   Protection............. $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional........    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other....       --      10.0            --          19.1            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                           ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............. $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional........    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other....       --      58.1            --          24.0            --          --
                           --------  --------      --------        ------        ------    --------
       Total.............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                           ========  ========      ========        ======        ======    ========


   See Accompanying Report of Independent Registered Public Accounting Firm